UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	March 31
Date of reporting period:	June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
All-Asset Aggressive Strategy Fund
All-Asset Conservative Strategy Fund
All-Asset Moderate Strategy Fund
Alternative Strategies Allocation Fund
Alternative Strategies Fund
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Equity Market Neutral Fund
Europe 1.25x Strategy Fund
Event Driven and Distressed Strategies Fund
Financial Services Fund
Global 130/30 Strategy Fund
Government Long Bond 1.2x Strategy Fund
Health Care Fund
High Yield Strategy Fund
International Long-Short Select Fund
Internet Fund
Inverse Government Long Bond Strategy Fund
Inverse High Yield Strategy Fund
Inverse Mid-Cap Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Inverse Russell 2000® Strategy Fund
Inverse S&P 500 Strategy Fund
Japan 2x Strategy Fund
Leisure Fund
Long Short Equity Strategy Fund
Long Short Interest Rate Strategy Fund
Mid-Cap 1.5x Strategy Fund
NASDAQ-100® Fund
Nova Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Strategy Fund
S&P 500 Fund
S&P 500 Pure Growth Fund
S&P 500 Pure Value Fund
S&P MidCap 400 Pure Growth Fund
S&P MidCap 400 Pure Value Fund
S&P SmallCap 600 Pure Growth Fund
S&P Small Cap 600 Pure Value Fund
Strengthening Dollar 2x Strategy Fund
Technology Fund
Telecommunications Fund
Transportation Fund
U.S.Government Money Market Fund
U.S. Long Short Momentum Fund
Utilities Fund
Weakening Dollar 2x Strategy Fund

Schedule of Investments	Asset Allocation Funds
June 30, 2010	All-Asset Aggressive Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS(a) ††- 97.9%
Mutual Funds - 97.9%
Income Fund U.S. Intermediate Bond Series	668,324	$2,786,912
RSF - U.S. Long Short Momentum Fund*	236,214	2,598,352
Equity Fund ®Large Cap Concentrated Growth Fund*	213,785	1,460,150
RSF - Large Cap Value Fund	242,682	1,431,826
RSF - Equity Market Neutral Fund*	46,492	1,106,964
RSF - Managed Futures Strategy Fund*	34,915	885,806
RSF - International Long Short Select Fund	39,556	677,600
RSF - Global 130/30 Strategy Fund	67,243	557,448
RSF - Multi-Hedge Strategies Fund*	26,382	524,998
Equity Fund® Global Fund	54,394	505,318
RSF - Real Estate Fund	19,622	452,282
Equity Fund® Mid Cap Value Series	16,526	444,879

		Market
	Shares	Value
MUTUAL FUNDS(a) ††- 97.9% (continued)
Mutual Funds - 97.9% (continued)
Equity Fund®Mid Cap Growth Fund*	67,290	$432,000
Equity Fund® Small Cap Growth Fund*	20,965	226,628
Equity Fund® Small Cap Value Fund	17,231	223,486
RSF - S&P 500 Fund	10,824	221,776
RSF - Long/Short Commodities Strategy Fund*	8,111	191,416

Total Mutual Funds		14,727,841

TOTAL MUTUAL FUNDS (Cost $14,090,042)		14,727,841

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 1.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	291,999	291,999

TOTAL REPURCHASE AGREEMENT (Cost $291,999)		291,999

Total Investments - 99.8% (Cost $14,382,041)		$15,019,840
Cash & Other Assets, Less Liabilities - 0.2%		34,321

Total Net Assets - 100.0%		$15,054,161

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	A-Class shares of Affiliated Funds

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

RSF	Series Funds

Schedule of Investments	Asset Allocation Funds
June 30, 2010	All-Asset Conservative Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS(a) †† - 91.0%
Mutual Funds - 91.0%
Income Fund U.S. Intermediate Bond Series	826,865	$3,448,027
RSF - U.S. Long Short Momentum Fund*	155,737	1,713,111
Income Fund High Yield Series	125,754	1,527,914
RSF - Equity Market Neutral Fund*	44,490	1,059,306
RSF - Managed Futures Strategy Fund*	38,857	985,790
RSF - Equity Fund®Large Cap Concentrated Growth Fund*	103,552	707,258
RSF - Multi-Hedge Strategies Fund*	35,438	705,222
RSF - Equity Fund®Large Cap Value Fund	118,158	697,130
RSF - Global 130/30 Strategy Fund	69,271	574,257
RSF - Government Long Bond 1.2x Strategy Fund	32,864	424,280
RSF - Real Estate Fund	16,940	390,477
RSF - Rydex|SGI International Long Short Select Fund	13,275	227,401
Equity Fund® Mid Cap Value Series	8,214	221,121

		Market
	Shares	Value
MUTUAL FUNDS(a) †† - 91.0% (continued)
Mutual Funds - 91.0% (continued)
Equity Fund® Global Fund	23,504	$218,355
Equity Fund® Mid Cap Growth Fund*	33,242	213,412
RSF - Long/Short Commodities Strategy Fund*	8,062	190,255
Equity Fund® Small Cap Growth Fund*	6,949	75,114
Rydex|SGI Equity Fund® Small Cap Value Fund	5,686	73,749
RSF - S&P 500 Fund	3,514	71,998

Total Mutual Funds		13,524,177

TOTAL MUTUAL FUNDS (Cost $12,753,204)		13,524,177

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 9.1%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,358,029	1,358,029

TOTAL REPURCHASE AGREEMENT (Cost $1,358,029)		1,358,029

Total Investments - 100.1% (Cost $14,111,233)		$14,882,206
Liabilities, Less Cash & Other Assets - (0.1)%		(10,839)

Total Net Assets - 100.0%		$14,871,367

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	A-Class shares of Affiliated Funds

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

RSF	Series Funds

Schedule of Investments	Asset Allocation Funds
June 30, 2010	All-Asset Moderate Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS(a) †† - 98.8%
Mutual Funds - 98.8%
Income Fund U.S. Intermediate Bond Fund	1,775,895	$7,405,482
RSF - U.S. Long Short Momentum Fund*	477,756	5,255,315
RSF - Equity Market Neutral Fund*	103,233	2,457,977
Equity Fund® Large Cap Concentrated Growth Fund*	340,900	2,328,344
RSF - Large Cap Value Fund	387,825	2,288,169
RSF - Managed Futures Strategy Fund*	78,357	1,987,910
RSF - Global 130/30 Strategy Fund	147,057	1,219,102
RSF - Multi-Hedge Strategies Fund*	55,614	1,106,727
Equity Fund® Global Fund	98,002	910,436
RSF - International Long Short Select Fund	50,766	869,627
Income Fund® High Yield Series	69,367	842,815
RSF - Real Estate Fund	35,320	814,126
RSF - Government Long Bond 1.2x Strategy Fund	57,470	741,935

		Market
	Shares	Value
MUTUAL FUNDS(a) †† - 98.8% (continued)
Mutual Funds - 98.8%
(continued)	27,349	$736,226
Equity Fund® Mid Cap Growth Fund*	111,487	715,744
RSF - Long/Short Commodities Strategy Fund*	15,027	354,635
RSF - S&P 500 Fund	17,161	351,638
Equity Fund® Small Cap Growth Fund*	29,247	316,161
Equity Fund® Small Cap Value Fund	24,132	312,997

Total Mutual Funds		31,015,366

TOTAL MUTUAL FUNDS (Cost $29,077,366)		31,015,366

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 1.3%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	400,653	400,653

TOTAL REPURCHASE AGREEMENT (Cost $400,653)		400,653

Total Investments - 100.1% (Cost $29,478,019)		$31,416,019
Liabilities, Less Cash & Other Assets - (0.1)%		(40,855)

Total Net Assets - 100.0%		$31,375,164

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	A-Class shares of Affiliated Funds

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

RSF	Series Funds

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Alternative Strategies Allocation Fund

		Market
	Shares	Value

EXCHANGE TRADED FUND(a) - 5.1%
PowerShares DB G10 Currency Harvest Fund *	64,920	$1,414,607

TOTAL EXCHANGE TRADED FUNDS (Cost $1,337,911)		1,414,607

MUTUAL FUNDS(a) - 78.5%
RSF - Managed Futures Strategy Fund — Class A *	313,703	7,958,639
RSF - Equity Market Neutral Fund — Class A	241,589	5,752,236
RSF - Multi-Hedge Strategies Fund — Class A *	207,434	4,127,945
RSF - Long/Short Commodities Strategy Fund — Class A *	82,283	1,941,882
RSF - Real Estate Fund — Class A	54,468	1,255,493

		Market
	Shares	Value

MUTUAL FUNDS(a) - 78.5% (continued)
RSF - Commodities Strategy Fund — Class A	55,012	$775,120

Total Mutual Funds		21,811,315

TOTAL MUTUAL FUNDS
(Cost $22,415,111)		21,811,315

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT (b) † - 0.3%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	97,672	97,672

TOTAL REPURCHASE AGREEMENT (Cost $97,672)		97,672

Total Investments - 83.9% (Cost $23,850,694)		$23,323,594
Cash & Other Assets, Less Liabilities - 16.1%		4,469,225

Net Assets - 100.0%		$27,792,819

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

†	Repurchase Agreements - See Note 2.

*	Non-income producing securities.

RSF	Rydex Series Funds

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Alternative Strategies Fund

		Market
	Shares	Value

Total Investments - 0.00% (Cost $0.00)		$—
Cash & Other Assets, Less Liabilities - 100.0%		3,925,038

Total Net Assets - 100.0%		$3,925,038

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED(a)
September 2010 MSCI Emerging Markets Index Mini Futures (Aggregate Market Value of Contracts $990,660)	22	$1,372
September 2010 MSCI EAFE Index Mini Futures (Aggregate Market Value of Contracts $461,230)	7	413

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED(a) (continued)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $51,263)	1	$(2)

(Total Aggregate Market Value of Contracts $1,503,153)		$1,783

FUTURES CONTRACTS SOLD SHORT(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $303,550)	5	272

CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
September 2010 Euro Currency Futures Contracts (Aggregate Market Value of Contracts $611,650)	4	(10)

(a)	Value determined based on Level 1 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Banking Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Financials - 99.1%
U.S. Bancorp	18,398	$411,196
JPMorgan Chase & Co.	11,032	403,881
Bank of New York Mellon Corp.	16,121	398,027
Wells Fargo & Co.	15,190	388,864
Bank of America Corp.	26,815	385,332
PNC Financial Services Group, Inc.	6,778	382,956
BB&T Corp	12,299	323,586
SunTrust Banks, Inc.	11,043	257,301
Fifth Third Bancorp	19,586	240,711
M&T Bank Corp.	2,786	236,671
Regions Financial Corp.	32,626	214,679
KeyCorp	26,088	200,617
Comerica, Inc.	5,424	199,766
New York Community Bancorp, Inc.	13,039	199,106
Hudson City Bancorp, Inc.	16,014	196,012
People’s United Financial, Inc.	12,800	172,800
Royal Bank of Canada	3,279	156,703
Huntington Bancshares, Inc.	27,775	153,874
Marshall & Ilsley Corp.	21,380	153,508
Itau Unibanco Holding S.A. ADR	8,447	152,130
Toronto-Dominion Bank	2,215	143,776
Zions Bancorp	6,635	143,117
HSBC Holdings plc ADR	3,133	142,833
ICICI Bank Ltd. ADR	3,910	141,307
Banco Bradesco S.A. ADR	8,726	138,394
Bank of Nova Scotia	2,890	132,998
HDFC Bank Ltd. ADR	910	130,103
Banco Santander S.A. ADR	12,186	127,953
First Horizon National Corp.*	11,134	127,486
First Niagara Financial Group, Inc.	10,006	125,375
City National Corp.	2,411	123,516
TCF Financial Corp.	7,400	122,914
Bank of Hawaii Corp.	2,513	121,504
Banco Santander Brasil S.A. ADR	11,685	120,706
East West Bancorp, Inc.	7,527	114,787
Cullen	2,217	113,954
Barclays plc ADR	7,146	113,550
Associated Banc-Corp.	9,155	112,240
Fulton Financial Corp.	11,140	107,501
FirstMerit Corp.	6,180	105,863
Washington Federal, Inc.	6,453	104,410

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Financials - 99.1% (continued)
Bank of Montreal	1,920	$104,218
SVB Financial Group*	2,439	100,560
Prosperity Bancshares, Inc.	2,862	99,455
Iberiabank Corp.	1,770	91,120
Canadian Imperial Bank of Commerce	1,460	90,856
Astoria Financial Corp.	6,529	89,839
Webster Financial Corp.	4,958	88,947
Umpqua Holdings Corp.	7,732	88,763
MGIC Investment Corp.*	12,191	83,996
Susquehanna Bancshares, Inc.	9,580	79,801
Glacier Bancorp, Inc.	5,410	79,365
Wintrust Financial Corp.	2,340	78,016
CVB Financial Corp.	8,094	76,893
Wilmington Trust Corp.	6,625	73,471
Whitney Holding Corp.	7,755	71,734
First Midwest Bancorp, Inc.	5,830	70,893
Cathay General Bancorp	6,855	70,812
Radian Group, Inc.	9,660	69,938
PrivateBancorp, Inc. — Class A	6,223	68,951
Commerce Bancshares, Inc.	1,883	67,769
Signature Bank *	1,769	67,240
BancorpSouth, Inc.	3,534	63,188
Trustmark Corp.	2,904	60,461
Valley National Bancorp	4,311	58,716
Credicorp Ltd.	580	52,716
Westamerica Bancorp.	921	48,371

Total Financials		9,838,096

TOTAL COMMON STOCKS (Cost $7,438,642)		9,838,096

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT(b)† - 0.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	91,657	91,657

TOTAL REPURCHASE AGREEMENT (Cost $91,657)		91,657

Total Investments - 100.0% (Cost $7,530,299)		$9,929,753
Cash & Other Assets, Less Liabilities - 0.0%		1,516

Total Net Assets - 100.0%		$9,931,269

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Sector Funds
June 30, 2010	Basic Materials Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Materials - 99.5%
Barrick Gold Corp.	29,978	$1,361,300
Vale S.A. — Class B ADR	48,124	1,171,818
Goldcorp, Inc.	26,319	1,154,087
Newmont Mining Co.	18,454	1,139,350
EI du Pont de Nemours & Co.	31,882	1,102,797
Dow Chemical Co.	43,190	1,024,467
Monsanto Co.	21,607	998,675
Freeport-McMoRan Copper & Gold, Inc. — Class B	16,830	995,158
Potash Corp. of Saskatchewan, Inc.	11,218	967,440
Praxair, Inc.	12,598	957,322
Southern Copper Co.	34,890	925,981
Mosaic Co.	20,847	812,616
Teck Resources Ltd. — Class B	27,205	804,724
BHP Billiton Ltd. ADR	12,361	766,258
Air Products & Chemicals, Inc.	11,253	729,307
Nucor Corp.	17,983	688,388
Kinross Gold Corp.	39,745	679,242
Ecolab, Inc.	14,411	647,197
Alcoa, Inc.	63,312	636,919
PPG Industries, Inc.	10,454	631,526
Eldorado Gold Co.	34,580	621,057
International Paper Co.	27,061	612,391
Agnico-Eagle Mines Ltd.	10,074	612,298
Yamana Gold, Inc.	54,128	557,518
Agrium, Inc.	11,323	554,148
Sherwin-Williams Co.	7,880	545,217
Weyerhaeuser Co.	15,169	533,949
Silver Wheaton Corp.*	26,198	526,580
Gerdau S.A. ADR	39,170	516,261
ArcelorMittal	19,243	514,943
Randgold Resources Ltd. ADR	5,409	512,503
Cia Siderurgica Nacional S.A. ADR	34,650	509,009
IAMGOLD Corp.	28,585	505,383
AngloGold Ashanti Ltd. ADR	11,487	496,009
Sigma-Aldrich Corp	9,932	494,912
Cliffs Natural Resources, Inc.	10,171	479,664
POSCO ADR	5,073	478,485
Vulcan Materials Co.	10,825	474,460
Rio Tinto plc ADR	10,806	471,142
Cemex SAB de CV ADR*	48,695	470,881
Ivanhoe Mines Ltd.*	35,950	468,788
Airgas, Inc.	7,510	467,122
Gold Fields Ltd. ADR	34,675	463,605
Lubrizol Corp.	5,717	459,132
United States Steel Co.	11,883	458,090
Cia de Minas Buenaventura S.A. ADR	11,735	451,093
Harmony Gold Mining Company Ltd. ADR	42,605	450,335
Lihir Gold Ltd. ADR	12,300	442,677
Ball Corp.	8,315	439,280
CF Industries Holdings, Inc.	6,794	431,079
Sterlite Industries India Ltd. ADR	29,586	421,305
Crown Holdings, Inc.*	16,377	410,080
FMC Corp.	7,050	404,882
Mechel ADR	22,240	403,434

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Materials - 99.5% (continued)
Allegheny Technologies, Inc.	9,128	$403,366
Owens-Illinois, Inc.*	15,168	401,194
Fibria Celulose S.A. ADR*	26,640	394,272
Martin Marietta Materials, Inc.	4,629	392,585
MeadWestvaco Corp.	17,426	386,857
Celanese Corp. — Class A	15,462	385,158
Eastman Chemical Co.	7,197	384,032
Albemarle Corp.	9,634	382,566
Pactiv Corp.*	13,683	381,072
International Flavors & Fragrances, Inc.	8,542	362,352
Ashland, Inc.	7,799	362,030
Sealed Air Corp.	17,778	350,583
Scotts Miracle-Gro Co. — Class A	7,894	350,573
Walter Energy, Inc.	5,760	350,496
Sonoco Products Co.	11,469	349,575
Steel Dynamics, Inc.	26,180	345,314
Titanium Metals Corp.*	19,525	343,445
Bemis Company, Inc.	12,615	340,605
Valspar Corp.	11,282	339,814
Nalco Holding Co.	16,028	327,933
Pan American Silver Corp.	12,706	321,208
Reliance Steel & Aluminum Co.	8,534	308,504
Packaging Corporation of America	13,841	304,779
RPM International, Inc.	16,902	301,532
Compass Minerals International, Inc.	4,259	299,323
Royal Gold, Inc.	6,234	299,232
Silgan Holdings, Inc.	10,370	294,301
Temple-Inland, Inc.	14,106	291,571
Huntsman Corp.	33,365	289,275
Domtar Corp.	5,700	280,155
Rock-Tenn Co. — Class A	5,614	278,847
Cytec Industries, Inc.	6,739	269,493
Rockwood Holdings, Inc.*	10,930	248,002
Cabot Corp.	10,036	241,968
WR Grace & Co.*	11,487	241,686
Solutia, Inc.*	18,400	241,040
Carpenter Technology Corp.	7,120	233,750
Commercial Metals Co.	17,639	233,188
Intrepid Potash, Inc.*	11,837	231,650
Olin Corp.	12,699	229,725
NewMarket Corp.	2,570	224,412
AK Steel Holding Corp.	18,533	220,913

Total Materials		48,070,660

TOTAL COMMON STOCKS (Cost $33,003,808)		48,070,660

Schedule of Investments	Sector Funds
June 30, 2010	Basic Materials Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b),† - 0.3%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$140,645	$140,645

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.3% (continued)
(Cost $140,645)		$140,645

Total Investments - 99.8% (Cost $33,144,453)		$48,211,305
Cash & Other Assets, Less Liabilities - 0.2%		81,186

Total Net Assets - 100.0%		$48,292,491

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Sector Funds
June 30, 2010	Biotechnology Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0%
Health Care - 99.0%
Amgen, Inc.*	120,263	$6,325,833
Gilead Sciences, Inc.*	143,916	4,933,440
Celgene Corp.*	83,615	4,249,314
Genzyme Corp.*	66,134	3,357,623
Biogen Idec, Inc.*	67,224	3,189,779
Vertex Pharmaceuticals, Inc.*	68,316	2,247,596
Cephalon, Inc.*	32,778	1,860,152
Dendreon Corp.*	55,177	1,783,872
Alexion Pharmaceuticals, Inc.*	33,580	1,718,960
Human Genome Sciences, Inc.*	74,336	1,684,454
Amylin Pharmaceuticals, Inc.*	85,462	1,606,686
Talecris Biotherapeutics Holdings Corp.*	69,142	1,458,896
United Therapeutics Corp.*	29,519	1,440,822
Myriad Genetics, Inc.*	68,757	1,027,917
Onyx Pharmaceuticals, Inc.*	47,246	1,020,041
Incyte Corp. Ltd.*	87,700	970,839
BioMarin Pharmaceutical, Inc.*	49,971	947,450
Acorda Therapeutics, Inc.*	24,511	762,537
PDL BioPharma, Inc.	134,345	755,019
MannKind Corp.*	117,350	749,867
Regeneron Pharmaceuticals, Inc.*	32,132	717,186

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0% (continued)
Health Care - 99.0% (continued)
Isis Pharmaceuticals, Inc.*	73,525	$703,634
AMAG Pharmaceuticals, Inc.*	19,865	682,363
InterMune, Inc.*	69,390	648,797
Alkermes, Inc.*	52,046	647,973
Cubist Pharmaceuticals, Inc.*	30,330	624,798
Savient Pharmaceuticals, Inc.*	44,245	557,487
Medivation, Inc.*	54,290	479,924
Seattle Genetics, Inc.*	34,547	414,219
Cepheid, Inc.*	24,615	394,332
Immunogen, Inc.*	41,060	380,626
Allos Therapeutics, Inc.*	59,565	365,133
Martek Biosciences Corp.*	15,115	358,377
Theravance, Inc.*	28,500	358,245
Enzon Pharmaceuticals, Inc.*	33,021	351,674
Pharmasset, Inc.*	12,370	338,196
Geron Corp.*	57,578	289,042
BioCryst Pharmaceuticals, Inc.*	39,556	233,776

Total Health Care		50,636,879

TOTAL COMMON STOCKS
(Cost $27,946,761)		50,636,879

Total Investments - 99.0% (Cost $27,946,761)		$50,636,879
Cash & Other Assets, Less Liabilities - 1.0%		504,690

Total Net Assets - 100.0%		$51,141,569

*	Non-income producing security

(a)	Value determined based on Level 1 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Consumer Products Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.8%
Consumer Staples - 99.8%
Procter & Gamble Co.	31,106	$1,865,737
Coca-Cola Co.	30,388	1,523,047
PepsiCo, Inc.	22,782	1,388,563
Philip Morris International, Inc.	29,143	1,335,915
Kraft Foods, Inc. — Class A	34,752	973,055
Altria Group, Inc.	46,515	932,161
Colgate-Palmolive Co.	11,243	885,499
Kimberly-Clark Co.	11,687	708,583
General Mills, Inc.	18,742	665,715
Kellogg Co.	11,991	603,147
Sysco Corp.	19,975	570,686
Archer-Daniels-Midland Co.	21,832	563,702
Reynolds American, Inc.	10,759	560,759
HJ Heinz Co.	11,870	513,021
Coca-Cola Enterprises, Inc.	19,424	502,305
Kroger Co.	25,123	494,671
Campbell Soup Co.	13,677	490,047
Lorillard, Inc.	6,684	481,114
Estee Lauder Companies, Inc. — Class A	8,338	464,677
Avon Products, Inc.	17,532	464,598
Hershey Co.	9,664	463,196
ConAgra Foods, Inc.	19,181	447,301
Mead Johnson Nutrition Co. — Class A	8,871	444,615
Dr Pepper Snapple Group, Inc.	11,565	432,415
Sara Lee Corp.	30,235	426,314
Clorox Co.	6,719	417,653
Brown-Forman Corp. — Class B	7,169	410,282
Molson Coors Brewing Co. — Class B	9,356	396,321
Safeway, Inc.	19,225	377,964
JM Smucker Co.	6,269	377,519
Bunge Ltd.	7,489	368,384
Cia de Bebidas das Americas ADR	3,415	344,949
Tyson Foods, Inc. — Class A	20,720	339,601
Whole Foods Market, Inc.*	9,390	338,228
Hormel Foods Corp.	8,018	324,569
McCormick & Company Inc.	8,194	311,044
Unilever N.V.	10,938	298,826
Church & Dwight Company Inc.	4,752	297,998
Fomento Economico Mexicano SAB de CV ADR	6,648	286,861
Unilever plc ADR	10,175	271,978
Hansen Natural Corp.*	6,868	268,607
Energizer Holdings, Inc.*	5,224	262,663
Diageo plc ADR	4,176	262,002

		Market
	Shares	Value
COMMON STOCKS(a) - 99.8% (continued)
Consumer Staples - 99.8% (continued)
Constellation Brands, Inc. — Class A*	16,644	$259,979
Green Mountain Coffee Roasters, Inc.*	9,946	255,612
Del Monte Foods Co.	16,778	241,435
Herbalife Ltd.	5,211	239,967
Ralcorp Holdings, Inc.*	4,358	238,818
Alberto-Culver Co. — Class B	8,605	233,109
Smithfield Foods, Inc.*	15,082	224,722
Cosan Ltd. — Class A*	23,874	222,983
Anheuser-Busch InBev N.V. ADR	4,530	217,485
BRF - Brasil Foods S.A. ADR	16,260	215,608
Flowers Foods, Inc.	8,674	211,906
NBTY, Inc.*	6,120	208,141
Corn Products International, Inc.	6,613	200,374
Casey’s General Stores, Inc.	5,572	194,463
SUPERVALU, Inc.	17,786	192,800
Dean Foods Co.*	18,725	188,561
Nu Skin Enterprises, Inc. — Class A	7,058	175,956
TreeHouse Foods, Inc.*	3,813	174,102
Ruddick Corp.	5,545	171,840
Central European Distribution Corp.*	7,802	166,807
United Natural Foods, Inc.*	5,306	158,543
Sanderson Farms, Inc.	3,110	157,801
Fresh Del Monte Produce, Inc.*	7,775	157,366
Lancaster Colony Corp.	2,741	146,260

Total Consumer Staples		29,010,930

TOTAL COMMON STOCKS (Cost $21,864,984)		29,010,930

WARRANT(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	125	6

TOTAL WARRANT (Cost $–)		6

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.2%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	66,096	66,096

TOTAL REPURCHASE AGREEMENT (Cost $66,096)		66,096

Total Investments - 100.0% (Cost $21,931,080)		$29,077,032
Liabilities, Less Cash & Other Assets - 0.0%		(13,628)

Total Net Assets - 100.0%		$29,063,404

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Consumer Products Fund

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Sector Funds
June 30, 2010	Electronics Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9%
Information Technology - 98.9%
Intel Corp.	43,994	$855,682
Texas Instruments, Inc.	18,742	436,314
Broadcom Corp. — Class A	10,269	338,569
Applied Materials, Inc.	27,397	329,311
Marvell Technology Group Ltd.*	15,974	251,750
Analog Devices, Inc.	8,445	235,278
Micron Technology, Inc.*	27,389	232,533
Altera Corp.	9,350	231,974
Xilinx, Inc.	8,775	221,657
Linear Technology Corp.	7,519	209,103
Cree, Inc.*	3,433	206,083
Microchip Technology, Inc.	6,838	189,686
NVIDIA Corp.*	18,392	187,782
Maxim Integrated Products, Inc.	11,042	184,733
KLA-Tencor Corp.	6,457	180,021
Lam Research Corp.*	4,718	179,567
Advanced Micro Devices, Inc.*	23,711	173,565
Taiwan Semiconductor Manufacturing Company Ltd. ADR	17,369	169,521
National Semiconductor Corp.	10,896	146,660
Skyworks Solutions, Inc.*	8,521	143,068
LSI Corp.*	30,333	139,532
ON Semiconductor Corp.*	21,109	134,675
Novellus Systems, Inc.*	5,029	127,535
Atmel Corp.*	25,310	121,488
ASML Holding N.V. — Class G	4,417	121,335
MEMC Electronic Materials, Inc.*	12,073	119,281
Varian Semiconductor Equipment Associates, Inc.*	4,157	119,140
Rambus, Inc.*	6,750	118,260
Silicon Laboratories, Inc.*	2,730	110,729
Atheros Communications, Inc.*	3,990	109,885
PMC - Sierra, Inc.*	14,547	109,393
Netlogic Microsystems, Inc.*	3,950	107,440
Teradyne, Inc.*	10,673	104,062
Cypress Semiconductor Corp.*	10,319	103,603
Intersil Corp. — Class A	8,338	100,973
Veeco Instruments, Inc.*	2,770	94,956
Cavium Networks, Inc.*	3,430	89,832
Omnivision Technologies, Inc.*	4,000	85,760
Microsemi Corp.*	5,751	84,137

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9% (continued)
Information Technology - 98.9% (continued)
International Rectifier Corp.*	4,500	$83,745
Semtech Corp.*	5,098	83,454
Fairchild Semiconductor International, Inc. — Class A*	9,819	82,578
Cirrus Logic, Inc.*	5,200	82,212
Amkor Technology, Inc.*	14,392	79,300
Power Integrations, Inc.	2,430	78,234
TriQuint Semiconductor, Inc.*	12,784	78,110
Cymer, Inc.*	2,599	78,074
Tessera Technologies, Inc.*	4,602	73,862
Integrated Device Technology, Inc.*	14,564	72,092
Rubicon Technology, Inc.*	2,330	69,411
Applied Micro Circuits Corp.*	6,501	68,130
Micrel, Inc.	6,400	65,152
Volterra Semiconductor Corp.*	2,770	63,876
Formfactor, Inc.*	5,676	61,301
Avago Technologies Ltd.*	2,890	60,863
Zoran Corp.*	6,070	57,908
Monolithic Power Systems, Inc.*	3,240	57,866
Lattice Semiconductor Corp.*	13,160	57,114
Kulicke & Soffa Industries, Inc.*	8,080	56,722
Advanced Energy Industries, Inc.*	4,330	53,216
Verigy, Ltd.*	6,090	52,922
Cabot Microelectronics Corp.*	1,370	47,388
Diodes, Inc.*	2,970	47,134
Hittite Microwave Corp.*	1,050	46,977
MKS Instruments, Inc.*	2,350	43,992
FEI Co.*	2,070	40,800

Total Information Technology		8,947,306

TOTAL COMMON STOCKS (Cost $6,205,404)		8,947,306

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 1.2%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	104,671	104,671

TOTAL REPURCHASE AGREEMENT (Cost $104,671)		104,671

Total Investments - 100.1% (Cost $6,310,075)		$9,051,977
Liabilities, Less Cash & Other Assets - (0.1)%		(5,307)

Total Net Assets - 100.0%		$9,046,670

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
June 30, 2010	Energy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.2%
Energy - 99.2%
Exxon Mobil Corp.	68,966	$3,935,867
Chevron Corp.	31,647	2,147,565
ConocoPhillips	31,666	1,554,484
Schlumberger Ltd.	26,964	1,492,188
Occidental Petroleum Corp.	18,857	1,454,818
Suncor Energy, Inc.	41,848	1,232,005
Petroleo Brasileiro S.A. ADR	33,885	1,162,933
Canadian Natural Resources Ltd.	33,650	1,118,191
Apache Corp.	11,469	965,575
Devon Energy Corp.	15,523	945,661
EOG Resources, Inc.	9,310	915,825
Halliburton Co.	35,848	880,068
Marathon Oil Corp.	28,221	877,391
EnCana Corp.	28,151	854,101
Baker Hughes, Inc.	19,175	797,105
Anadarko Petroleum Corp.	21,549	777,703
Hess Corp.	15,114	760,839
Talisman Energy, Inc.	47,726	724,481
Transocean Ltd.*	15,234	705,792
National Oilwell Varco, Inc.	20,627	682,135
Spectra Energy Corp.	33,524	672,826
Southwestern Energy Co.*	17,163	663,178
Chesapeake Energy Corp.	31,624	662,523
Valero Energy Corp.	34,708	624,050
Peabody Energy Corp.	15,923	623,066
Noble Energy, Inc.	9,953	600,464
Nexen, Inc.	30,142	592,893
Williams Companies, Inc.	32,200	588,616
Weatherford International Ltd.*	43,587	572,733
Diamond Offshore Drilling, Inc.	9,163	569,848
Smith International, Inc.	15,007	565,014
Murphy Oil Corp.	11,380	563,879
BP plc ADR	19,438	561,369
Noble Corp.	17,695	546,952
Cameco Corp. — Class A	25,314	538,682
Total S.A. ADR	11,986	535,055
Ensco International plc ADR	13,487	529,769
Continental Resources, Inc.*	11,469	511,747
El Paso Corp.	45,997	511,027
Cameron International Corp.*	15,602	507,377
Consol Energy, Inc.	15,025	507,244
FMC Technologies, Inc.*	9,204	484,683
Ultra Petroleum Corp.*	10,571	467,767
Pioneer Natural Resources Co.	7,790	463,116
Newfield Exploration Co.*	9,451	461,776
Cimarex Energy Co.	6,365	455,607
Range Resources Corp.	11,122	446,548
PetroChina Company Ltd. ADR	4,000	438,920
Denbury Resources, Inc.*	29,760	435,686
Tenaris S.A. ADR	12,423	429,960

		Market
	Shares	Value
COMMON STOCKS(a) - 99.2% (continued)
Energy - 99.2% (continued)
Concho Resources, Inc.*	7,678	$424,824
CNOOC Ltd. ADR	2,400	408,408
Royal Dutch Shell plc ADR	8,132	408,389
Sunoco, Inc.	11,473	398,916
Nabors Industries Ltd.*	22,455	395,657
Petrohawk Energy Corp.*	23,084	391,735
Alpha Natural Resources, Inc.*	11,188	378,938
China Petroleum & Chemical Corp. ADR	4,600	370,346
Whiting Petroleum Corp.*	4,699	368,496
Pride International, Inc.*	16,372	365,750
Helmerich & Payne, Inc.	9,579	349,825
Core Laboratories N.V.	2,300	339,503
Statoil ASA ADR	17,500	335,125
Arch Coal, Inc.	16,679	330,411
Cabot Oil & Gas Corp.	10,360	324,475
Forest Oil Corp.*	11,693	319,920
EXCO Resources, Inc.	21,833	318,980
Plains Exploration & Production Co.*	15,035	309,871
Southern Union Co.	14,069	307,548
Massey Energy Co.	11,194	306,156
Dresser-Rand Group, Inc.*	9,454	298,274
Oceaneering International, Inc.*	6,636	297,956
Rowan Companies, Inc.*	13,359	293,096
SM Energy Co.	7,219	289,915
Mariner Energy, Inc.*	12,900	277,092
Tidewater, Inc.	6,764	261,902
Frontline Ltd.	9,140	260,856
Oil States International, Inc.*	6,554	259,407
Patterson-UTI Energy, Inc.	19,920	256,370
Unit Corp.*	6,271	254,540
InterOil Corp.*	5,700	253,137
Atlas Energy, Inc.*	9,340	252,834
Quicksilver Resources, Inc.*	22,509	247,599
Brigham Exploration Co.*	15,700	241,466

Total Energy		51,014,819

TOTAL COMMON STOCKS (Cost $34,428,248)		51,014,819

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	285,309	285,309

TOTAL REPURCHASE AGREEMENT (Cost $285,309)		285,309

Total Investments - 99.8% (Cost $34,713,557)		$51,300,128
Cash & Other Assets, Less Liabilities - 0.2%		116,906

Total Net Assets - 100.0%		$51,417,034

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Energy Fund

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Sector Funds
June 30, 2010	Energy Services Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.5%
Energy - 98.5%
Schlumberger Ltd.	82,896	$4,587,465
Halliburton Co.	110,315	2,708,233
Baker Hughes, Inc.	59,148	2,458,782
Transocean Ltd.*	46,860	2,171,023
National Oilwell Varco, Inc.	63,482	2,099,350
Weatherford International Ltd.*	134,233	1,763,822
Diamond Offshore Drilling, Inc.	28,108	1,748,036
Smith International, Inc.	46,032	1,733,105
Noble Corp.	54,392	1,681,256
Cameron International Corp.*	48,063	1,563,009
FMC Technologies, Inc.*	28,284	1,489,435
Ensco International plc ADR	34,060	1,337,877
Nabors Industries Ltd.*	69,187	1,219,075
Pride International, Inc.*	50,517	1,128,550
Helmerich & Payne, Inc.	29,633	1,082,197
Tenaris S.A. ADR	30,854	1,067,857
Core Laboratories N.V.	7,164	1,057,478
Dresser-Rand Group, Inc.*	29,105	918,263
Oceaneering International, Inc.*	20,322	912,458
Rowan Companies, Inc.*	40,988	899,277
Tidewater, Inc.	20,702	801,581
Oil States International, Inc.*	20,030	792,787
Patterson-UTI Energy, Inc.	61,219	787,889
Unit Corp.*	19,290	782,981
Atwood Oceanics, Inc.*	29,551	754,142
CARBO Ceramics, Inc.	10,432	753,086
Dril-Quip, Inc.*	17,105	752,962
Exterran Holdings, Inc.*	28,654	739,560

		Market
	Shares	Value
COMMON STOCKS(a) - 98.5% (continued)
Energy - 98.5% (continued)
Superior Energy Services, Inc.*	37,102	$692,694
Complete Production Services, Inc.*	43,389	620,463
Helix Energy Solutions Group, Inc.*	56,058	603,745
Key Energy Services, Inc.*	64,384	591,045
Lufkin Industries, Inc.	12,924	503,907
SEACOR Holdings, Inc.*	6,942	490,522
Precision Drilling Corp.*	71,590	475,358
Bristow Group, Inc.*	15,357	451,496
Tetra Technologies, Inc.*	42,950	389,986
Superior Well Services, Inc.*	23,260	388,907
Hornbeck Offshore Services, Inc.*	25,570	373,322
Gulfmark Offshore, Inc. — Class A*	10,932	286,418
Global Industries Ltd.*	57,333	257,425
Willbros Group, Inc.*	34,120	252,488

Total Energy		46,169,312

TOTAL COMMON STOCKS (Cost $24,029,810)		46,169,312

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	312,338	312,338

TOTAL REPURCHASE AGREEMENT (Cost $312,338)		312,338

Total Investments - 99.2% (Cost $24,342,148)		$46,481,650
Cash & Other Assets, Less Liabilities - 0.8%		372,761

Total Net Assets - 100.0%		$46,854,411

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Equity Market Neutral Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 102.0%
Consumer Discretionary - 24.1%
Whirlpool Corp.[1]	3,000	$263,460
Dena Co., Ltd.(b)[1,2]	8,400	221,846
Toyo Tire & Rubber Co., Ltd.(b)[2]	81,000	171,414
Quebecor, Inc. — Class B [1]	5,600	171,130
Scholastic Corp.[1]	6,600	159,192
Pace plc(b)[2]	64,252	154,499
Dillard’s, Inc. — Class A1	6,700	144,050
ITT Educational Services, Inc.*[1]	1,600	132,832
American Greetings Corp. — Class A1	6,900	129,444
Valassis Communications, Inc.*[1]	4,000	126,880
Jarden Corp.[1]	4,700	126,289
TUI AG(b)[1,2]	14,119	124,088
Stockmann Oyj Abp — Class B(b)[1,2]	3,755	115,565
Jones Apparel Group, Inc.[1]	7,000	110,950
D’ieteren S.A.	257	109,841
Sumitomo Rubber Industries Ltd.(b)[1,2]	11,100	97,924
Dorel Industries, Inc. — Class B1	3,100	96,946
Turk Sise ve Cam Fabrikalari AS*	85,688	94,168
Promotora de Informaciones S.A.(b)[2]	36,151	88,193
Cooper Tire & Rubber Co.[1]	4,200	81,900
Volkswagen AG(b)[2]	964	81,793
Pulte Group, Inc.*[1]	9,700	80,316
Daiichikosho Co., Ltd.(b)[1,2]	5,300	77,098
Valora Holding AG(b)[1,2]	304	72,704
Apollo Group, Inc. — Class A*[1]	1,600	67,952
T-Gaia Corp.(b)[2]	36	58,319
TomTom N.V.(b)*[1,2]	10,451	56,639
Netflix, Inc.*[1]	500	54,325
Bon-Ton Stores, Inc.[1]	5,400	52,650
Liberty Media Corp.- Interactive*[1]	4,900	51,450
Tenneco, Inc.*[1]	2,400	50,544
Corinthian Colleges, Inc.*[1]	4,800	47,280
DR Horton, Inc.[1]	4,300	42,269
Goodyear Tire & Rubber Co.*[1]	4,200	41,748
CyberAgent, Inc.(b)[2]	27	40,023
PGM Holdings K K(b)[1,2]	64	39,078

Total Consumer Discretionary		3,634,799

Industrials - 16.1%
UAL Corp.*[1]	12,900	265,224
Deluxe Corp.[1]	12,700	238,125
Alaska Air Group, Inc.*[1]	4,900	220,255
Seaboard Corp.[1]	89	134,390
Oshkosh Corp.*[1]	4,100	127,756
WESCO International, Inc.*[1]	3,261	109,798
LG International Corp.(b)[1,2]	4,190	104,612
Navistar International Corp.*[1]	2,100	103,320
SK Holdings Co., Ltd.(b)[2]	1,402	99,471
Continental Airlines, Inc. — Class B*[1]	4,000	88,000
Shaw Group, Inc.*[1]	2,500	85,550
US Airways Group, Inc.*[1]	9,700	83,517
Rexel S.A.(b)[1,2]	5,820	81,221
Koninklijke BAM Groep N.V.(b)[2]	17,577	81,051
Maire Tecnimont SpA(b)[1,2]	25,041	79,536

		Market
	Shares	Value
COMMON STOCKS(a) - 102.0% (continued)
Industrials - 16.1% (continued)
EnerSys*[1]	3,700	$79,069
Sankyu, Inc.(b)[2]	18,000	71,851
Saab AB — Class B(b)[1,2]	5,719	64,988
Strabag SE(b)[1,2]	2,824	60,798
STX Pan Ocean Co., Ltd.(b)[1,2]	5,790	52,803
China COSCO Holdings Co., Ltd. — Class H(b)[2]	50,000	50,823
JA Solar Holdings Co., Ltd. - ADR ADR*	8,200	38,130
Monadelphous Group Ltd.(b)[1,2]	3,447	36,480
Trinity Industries, Inc.[1]	1,900	33,668
RR Donnelley & Sons Co.[1]	1,800	29,466

Total Industrials		2,419,902

Energy - 12.6%
EnCana Corp.[1]	8,600	260,464
Gulfmark Offshore, Inc. — Class A*[1]	8,700	227,940
Exterran Holdings, Inc.*[1]	7,100	183,251
Cosmo Oil Co., Ltd.(b)[2]	56,000	133,747
Stone Energy Corp.*[1]	11,600	129,456
ConocoPhillips[1]	2,300	112,907
Murphy Oil Corp.[1]	1,900	94,145
Transocean Ltd.*[1]	2,000	92,660
Sunoco, Inc.[1]	2,600	90,402
TGS Nopec Geophysical Co. ASA(b)[1,2]	7,400	85,349
Idemitsu Kosan Co., Ltd.(b)[1,2]	1,100	82,842
Aker Solutions ASA	7,126	82,401
Petroleo Brasileiro S.A. ADR [2]	2,400	82,368
World Fuel Services Corp.[1]	2,700	70,038
Caltex Australia, Ltd.(b)[1,2]	8,363	65,609
Cal Dive International, Inc.*[1]	9,400	54,990
Nexen, Inc.[1]	2,400	47,211

Total Energy		1,895,780

Health Care - 12.2%
Toho Holdings Co., Ltd.(b)[1,2]	15,500	245,730
PDL BioPharma, Inc.[1]	42,400	238,288
Miraca Holdings, Inc.(b)[1,2]	6,900	206,577
Community Health Systems, Inc.*[1]	5,700	192,717
Humana, Inc.*[1]	3,900	178,113
Healthsouth Corp.*[1]	8,000	149,680
Kindred Healthcare, Inc.*[1]	10,900	139,956
Draegerwerk AG & Co., KGaA(b)[2]	2,281	128,542
Stada Arzneimittel AG(b)[1,2]	3,303	109,790
Kinetic Concepts, Inc.*[1]	2,700	98,577
Endo Pharmaceuticals Holdings, Inc.*[1]	2,300	50,186
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	35,796	49,061
Amedisys, Inc.*[1]	1,000	43,970

Total Health Care		1,831,187

Materials - 11.6%
Norddeutsche Affinerie AG(b)[1,2]	5,591	242,940
Braskem S.A. ADR[1]	14,300	202,345
Newmont Mining Co.[1]	2,800	172,872
Boliden AB(b)[1,2]	12,707	140,452
Xstrata plc(b)[1,2]	10,264	134,439

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Equity Market Neutral Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 102.0% (continued)
Materials - 11.6% (continued)
Gold Fields Ltd.(b)[1,2]	8,885	$119,156
Fresnillo plc(b)[1,2]	7,222	104,840
Kazakhmys plc(b)[1,2]	7,106	104,353
Hochschild Mining plc	17,899	82,335
Barrick Gold Corp.	1,800	81,706
Nyrstar(b)[1,2]	7,358	75,482
Fuchs Petrolub AG(b)[2]	820	72,601
Italmobiliare SpA(b)[1,2]	2,402	64,971
Centerra Gold, Inc.*[1]	5,800	63,857
Domtar Corp.[1]	1,000	49,150
Tokuyama Corp.(b)[2]	8,000	35,220

Total Materials		1,746,719

Information Technology - 10.3%
InterDigital, Inc.*[1]	8,600	212,334
Net 1 UEPS Technologies, Inc.*[1]	12,900	172,989
UBISOFT Entertainment(b)*[1,2]	21,561	161,369
Seagate Technology*[1]	9,300	121,272
LG Display Company Ltd. ADR[1]	7,400	119,140
Accenture plc — Class A1	2,900	112,085
Amkor Technology, Inc.*[1]	17,900	98,629
Elpida Memory, Inc.(b)*[1,2]	6,200	95,275
Micron Technology, Inc.*	10,800	91,692
CommScope, Inc.*[1]	3,400	80,818
Multi-Fineline Electronix, Inc.*[1]	3,200	79,872
Western Digital Corp.*[1]	2,100	63,336
Harris Corp.[1]	1,300	54,145
NTT Data Corp.(b)[2]	13	47,996
Symantec Corp.*[1]	3,200	44,416

Total Information Technology		1,555,368

Consumer Staples - 5.2%
Cermaq ASA(b)[1,2]	18,800	151,092
Pilgrim’s Pride Corp.*	17,500	114,975
Gruma SAB de CV — Class B*	67,700	102,439
MEGMILK SNOW BRAND Company, Ltd.(b)[1,2]	5,500	98,792
Leroy Seafood Group ASA(b)[2]	4,504	83,431
Cosan Ltd. — Class A*[1]	6,200	57,908
Metro, Inc. — Class A1	1,300	51,060
Nisshin Oillio Group Ltd.(b)[2]	10,000	48,899
CJ CheilJedang Corp.(b)[2]	231	42,108
Austevoll Seafood ASA(b)[1,2]	8,000	40,367

Total Consumer Staples		791,071

Financials - 4.7%
Kinnevik Investment AB — Class B(b)[1,2]	7,338	117,488
Goldman Sachs Group, Inc.[1]	800	105,016
Catlin Group Ltd.(b)[2]	18,484	96,808
American International Group, Inc.*[1]	2,300	79,212
Midland Holdings Ltd.(b)[2]	96,000	78,614
PHH Corp.*[1]	3,400	64,736
Ho Bee Investment Ltd.(b)[2]	41,000	44,305
SNS REAAL N.V.(b)[1,2]	10,049	43,320
Altisource Portfolio Solutions S.A.*[1]	1,633	40,400
Century Tokyo Leasing Corp.(b)[1,2]	3,000	36,278

Total Financials		706,177

		Market
	Shares	Value
COMMON STOCKS(a) - 102.0% (continued)
Utilities - 3.7%
Public Power Corp.S.A.(b)[1,2]	20,823	$298,607
Constellation Energy Group, Inc.[1]	6,700	216,075
Endesa S.A.(b)[1,2]	2,215	47,090

Total Utilities		561,772

Telecommunication Services - 0.8%
LG Telecom Ltd.(b)[1,2]	11,630	72,441
Nippon Telegraph & Telephone Corp.(b)[1,2]	1,100	44,820

Total Telecommunication Services		117,261

Finland - 0.7%
Kesko Oyj — Class B(b)[1,2]	3,096	100,158

TOTAL COMMON STOCKS
(Cost $15,688,958)		15,360,194

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS (b) † - 15.8%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	768,684	768,684
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	649,277	649,277
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	469,023	469,023
Morgan Stanley issued 06/30/10 at 0.00% due 07/01/10	350,759	350,759
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	149,259	149,259

TOTAL REPURCHASE AGREEMENTS (Cost $2,387,002)		2,387,002

Total Long Securities - 117.8%
(Cost $18,075,960)		$17,747,196

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a)- (99.1)%
Utilities - (2.6)%
RRI Energy, Inc. *	10,400	$(39,416)
Ormat Technologies, Inc.	2,200	(62,238)
ACEA SpA (b) [2]	12,954	(128,507)
Equities Corp.	4,300	(155,402)

		(385,563)

Consumer Staples - (4.1)%
Central European Distribution Corp. *	1,400	(29,932)
Tootsie Roll Industries, Inc.	2,932	(69,342)

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Equity Market Neutral Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a)- (99.1)% (continued)
Consumer Staples - (4.1)%
Green Mountain Coffee Roasters, Inc. *	3,600	$(92,520)
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,663	(101,770)
Yakult Honsha Company Ltd. (b) [2]	5,100	(138,766)
Oriflame Cosmetics S.A. (b) [2]	3,506	(182,091)

		(614,421)

Financials - (4.4)%
PrivateBancorp, Inc.	3,000	(33,240)
Nomura Holdings, Inc. (b)[2]	7,800	(42,625)
Deutsche Boerse AG (b) [2]	725	(44,052)
Forest City Enterprises, Inc. *[1]	5,400	(61,128)
Norwegian Property ASA (b) [2]	47,000	(61,389)
Forestar Group, Inc. *[1]	3,800	(68,248)
Resona Holdings, Inc. (b) [2]	5,800	(70,799)
St. Joe Co. *[1]	5,400	(125,064)
Goldcrest Co., Ltd. (b) [2]	8,790	(151,953)

		(658,498)

Energy - (10.6)%
BPZ Resources, Inc. *	9,000	(37,350)
Karoon Gas Australia Ltd. *(b)[2]	8,592	(42,616)
McMoRan Exploration Co. *	3,900	(43,329)
Paladin Energy Ltd. *(b)[2]	14,970	(44,570)
Extract Resources Ltd. *(b)[2]	10,158	(54,968)
Arrow Energy Ltd. *(b)[2]	16,288	(65,918)
Comstock Resources, Inc. *	2,700	(74,844)
Paramount Resources Ltd. *	4,500	(78,544)
Penn Virginia Corp.	4,000	(80,440)
Legacy Oil + Gas, Inc. *	7,700	(83,040)
Range Resources Corp.	2,200	(88,330)
Goodrich Petroleum Corp. *	7,800	(93,600)
InterOil Corp. *	2,200	(97,702)
Galp Energia SGPS S.A. (b)[2]	7,531	(112,506)
Sevan Marine ASA *(b)[2]	168,000	(121,436)
Niko Resources Ltd.	1,500	(139,516)
Heritage Oil plc *(b)[2]	26,931	(157,791)
Inergy, LP	5,200	(205,764)

		(1,622,264)

Health Care - (11.7)%
Quality Systems, Inc.	900	(52,191)
Nobel Biocare Holding AG (b) [2]	3,111	(53,556)
Nichi-iko Pharmaceutical Co. Ltd.(b)[2]	1,500	(55,862)
Intuitive Surgical, Inc. *	200	(63,124)
Myriad Genetics, Inc. *	4,400	(65,780)
Straumann Holding AG(b) [2]	362	(78,295)
Illumina, Inc. *	1,800	(78,354)
Vivus, Inc. *	8,400	(80,640)
Covance, Inc. *	1,600	(82,112)
Auxilium Pharmaceuticals, Inc. *	3,600	(84,600)
Savient Pharmaceuticals, Inc. *	8,100	(102,060)
Brookdale Senior Living, Inc. *	6,900	(103,500)
Emeritus Corp. *	6,600	(107,646)
Volcano Corp. *	5,400	(117,828)
Allos Therapeutics, Inc. *	22,700	(139,151)
Salix Pharmaceuticals Ltd. *	3,900	(152,217)
Pharmasset, Inc. *	5,800	(158,572)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a)- (99.1)% (continued)
Health Care - (11.7)% (continued)
athenahealth, Inc. *	7,400	$(193,362)

		(1,768,850)

Information Technology - (11.9)%
SolarWinds, Inc. *	2,100	(33,684)
Red Hat, Inc. *	1,300	(37,622)
Rambus, Inc. *	2,200	(38,544)
Keyence Corp. (b) [2]	200	(46,259)
Wirecard AG(b) [2]	5,441	(46,354)
Electronic Arts, Inc. *	3,900	(56,160)
Advantest Corp. (b) [2]	2,700	(56,437)
Intermec, Inc. *	5,800	(59,450)
Cree, Inc. *	1,200	(72,036)
TiVo, Inc. *	10,300	(76,014)
F5 Networks, Inc. *	1,200	(82,284)
Ciena Corp. *	6,500	(82,420)
Imagination Technologies Group plc *	19,866	(82,895)
Concur Technologies, Inc. *	2,200	(93,896)
Monster Worldwide, Inc. *	9,600	(111,840)
Infinera Corp. *	19,500	(125,385)
NetSuite, Inc. *	12,300	(155,472)
Formfactor, Inc. *	14,900	(160,920)
SuccessFactors, Inc. *	8,400	(174,636)
Alcatel-Lucent(b) [2]	76,265	(194,246)

		(1,786,554)

Industrials - (14.2)%
All Nippon Airways Co.Ltd. (b) [2]	14,000	(44,387)
Resources Connection, Inc. *	3,800	(51,680)
Con-way, Inc.	1,800	(54,036)
Ener1, Inc. *	17,200	(58,136)
HEICO Corp.	2,200	(79,024)
USG Corp. *	6,700	(80,936)
Orkla ASA (b) [2]	14,200	(90,813)
Ferrovial S.A. (b) [2]	15,206	(98,364)
Nissha Printing Co., Ltd. (b) [2]	4,000	(106,896)
NGK Insulators Ltd. (b) [2]	7,000	(109,050)
Lindab International AB(b) [2]	10,748	(112,961)
Japan Steel Works Ltd. (b) [2]	14,000	(123,087)
Hitachi Construction Machinery Co., Ltd. (b) [2]	6,900	(127,067)
Terex Corp. *	6,800	(127,432)
Toyo Tanso Company Ltd. (b) [2]	3,000	(132,288)
Air France-KLM(b) [2]	11,288	(134,225)
Granite Construction, Inc.	6,100	(143,838)
Groupe Eurotunnel S.A. (b) [2]	21,653	(146,356)
Wienerberger AG(b) [2]	12,219	(148,538)
Fastenal Co.	3,400	(170,646)

		(2,139,760)

Materials - (14.3)%
SumitomoMetal Industries Ltd.(b) [2]	19,000	(42,969)
RTI International Metals, Inc. *	1,900	(45,809)
Rautaruukki Oyj (b) [2]	3,308	(48,220)
Outokumpu Oyj (b) [2]	3,217	(48,344)
ThyssenKrupp AG (b) [2]	2,216	(54,617)
Mosaic Co.	1,600	(62,368)
Osisko Mining Corp. *	6,000	(64,706)
Kyoei Steel Ltd. (b) [2]	4,200	(68,434)

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Equity Market Neutral Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a)- (99.1)% (continued)
Materials - (14.3)% (continued)
Potash Corporation of Saskatchewan, Inc.	800	$(68,907)
Northam Platinum Ltd. (b) [2]	12,921	(76,114)
Mirabela Nickel Ltd. *[2]	46,181	(77,727)
Silver Standard Resources, Inc. *	4,500	(80,277)
Salzgitter AG	1,374	(82,660)
Ivanhoe Mines Ltd. *	7,500	(97,158)
Iluka Resources Ltd. *(b)[2]	28,039	(108,289)
Novagold Resources, Inc. *	16,400	(114,315)
Sociedad Quimica y Minera de Chile S.A. ADR (b)	3,600	(117,396)
African Minerals Ltd. *(b)[2]	22,294	(120,749)
Texas Industries, Inc.	4,700	(138,838)
Vulcan Materials Co.	3,300	(144,639)
Mitsubishi Rayon Company, Ltd. (b) [2]	41,000	(148,089)
Fibria Celulose S.A. ADR*	10,300	(152,440)
Talvivaara Mining Co. plc *(b)[2]	34,641	(187,654)

		(2,150,719)

Consumer Discretionary - (25.3)%
KB Home	3,500	(38,500)
Toll Brothers, Inc. *	2,400	(39,264)
Las Vegas Sands Corp. *	2,100	(46,494)
Casio Computer Co., Ltd. (b) [2]	7,800	(46,859)
Buffalo Wild Wings, Inc. *	1,600	(58,528)
Lamar Advertising Co. *	2,400	(58,848)
Orient-Express Hotels Ltd. *	8,100	(59,940)
Toho Co., Ltd. (b) [2]	3,700	(61,355)
Strayer Education, Inc.	300	(62,367)
WMS Industries, Inc. *	1,600	(62,800)
Fiat SpA (b) [2]	6,291	(64,628)
Gildan Activewear, Inc. *	2,400	(68,945)
Carpetright plc(b) [2]	7,307	(69,759)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (99.1)% (continued)
Consumer Discretionary - (25.3)% (continued)
JD Group Ltd. (b) [2]	13,711	$(72,010)
Harley-Davidson, Inc.	3,300	(73,359)
Urban Outfitters, Inc. *	2,200	(75,658)
Capella Education Co. *	1,000	(81,350)
Barratt Developments plc (b) [2]	59,996	(84,118)
Geox SpA	19,325	(87,153)
bwin Interactive Entertainment AG (b) [2]	1,991	(87,977)
Live Nation Entertainment, Inc. *	8,500	(88,825)
Nokian Renkaat Oyj (b) [2]	3,657	(89,511)
Carphone Warehouse Group plc *	32,342	(91,322)
Beneteau S.A. (b) [2]	7,112	(92,175)
Liberty Media Corp.- Capital *	2,300	(96,393)
Toyota Boshoku Corp. (b) [2]	7,300	(106,610)
MGM Resorts International *	12,400	(119,536)
Sanyo Electric Co., Ltd. *(b)[2]	94,000	(120,972)
Unibet Group plc (b) [2]	6,880	(126,235)
Vail Resorts, Inc. *	3,700	(129,167)
Ctrip.com International Ltd. ADR*	3,600	(135,216)
Rieter Holding AG	555	(141,608)
Sol Melia S.A. (b) [2]	22,617	(142,900)
Central European Media Enterprises Ltd. *	7,300	(145,270)
Domino’s Pizza UK & IRL plc(b) [2]	27,170	(153,495)
Gaylord Entertainment Co. *	7,600	(167,884)
Sky Deutschland AG *	108,396	(178,174)
Hermes International (b) [2]	1,362	(180,580)
Virgin Media, Inc.	12,000	(200,280)

		(3,806,065)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $16,116,188)		$(14,932,694)

TOTAL SECURITIES SOLD SHORT - (99.1%)
(proceeds $16,116,188)		$(14,932,694)

Cash & Other Assets, Less Liabilities - 81.3%		12,250,975

Net Assets - 100.0%		$15,065,477

*	Non-income producing security

1	Security is segregated as collateral for short positions.

2	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $279,293, (cost $47,606) or 1.9% of total net assets.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

†	Repurchase Agreements - See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	International Equity Funds
June 30, 2010	Europe 1.25x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 36.4%
Health Care - 8.6%
Novartis AG ADR	8,440	$407,821
GlaxoSmithKline plc ADR	9,470	322,075
Sanofi-Aventis S.A. ADR	8,470	254,608
AstraZeneca PLC ADR	4,600	216,798
Novo Nordisk ADR	1,520	123,150
Teva Pharmaceutical Industries Ltd. ADR	1,120	58,229
Alcon, Inc.	310	45,939

Total Health Care		1,428,620

Financials - 7.4%
HSBC Holdings plc ADR	6,150	280,378
Banco Santander S.A. ADR	17,660	185,430
Credit Suisse Group AG ADR	3,990	149,346
Banco Bilbao Vizcaya Argentaria S.A. ADR	13,130	135,108
Deutsche Bank AG	2,310	129,730
UBS AG	9,390	124,136
Barclays plc ADR	6,880	109,323
Willis Group Holdings plc	1,500	45,075
ING Groep N.V. ADR	6,000	44,460
Lloyds Banking Group plc ADR	7,180	22,689
Allied Irish Banks PLC ADR	3,230	7,041

Total Financials		1,232,716

Telecommunication Services - 5.9%
Vodafone Group plc - SP ADR	14,290	295,374
Telefonica S.A. ADR	4,810	267,099
France Telecom S.A. ADR	9,770	169,119
Deutsche Telekom AG ADR	11,230	131,054
BT Group PLC ADR	5,650	108,537

Total Telecommunication Services		971,183

Energy - 5.1%
Total S.A. ADR	5,710	254,894
Royal Dutch Shell plc ADR	4,600	231,012
BP PLC ADR	7,560	218,333
ENI SpA ADR	3,420	125,001
Cie Generale de Geophysique- Veritas ADR*	1,060	18,858

Total Energy		848,098

Consumer Staples - 2.8%
Unilever N.V.	7,350	200,802
Diageo plc ADR	2,870	180,064
British American Tobacco plc ADR	1,320	83,556

Total Consumer Staples		464,422

Materials - 2.0%
BHP Billiton Ltd. ADR	2,310	143,197
Rio Tinto plc ADR	2,350	102,460
ArcelorMittal	1,810	48,435
Syngenta AG ADR	840	38,514

Total Materials		332,606

Industrials - 1.9%
Siemens AG ADR	2,100	188,013
Koninklijke Philips Electronics N.V.	2,730	81,463
Ryanair Holdings plc ADR*	1,670	45,240

Total Industrials		314,716

		Market
	Shares	Value
COMMON STOCKS(a) - 36.4% (continued)
Information Technology - 1.7%
SAP AG ADR	2,870	$127,141
Telefonaktiebolaget LM Ericsson SP ADR	7,040	77,581
Nokia Oyj ADR	9,470	77,180

Total Information Technology		281,902

Consumer Discretionary - 0.9%
Daimler AG	1,920	97,056
Carnival plc ADR	1,470	47,643

Total Consumer Discretionary		144,699

Utilities - 0.1%
Veolia Environnement ADR	990	23,136

TOTAL COMMON STOCKS (Cost $6,067,516)		6,042,098

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 46.1%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,468,712	2,468,712
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,085,223	2,085,223
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,506,318	1,506,318
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	1,126,500	1,126,500
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	479,362	479,362

TOTAL REPURCHASE AGREEMENTS (Cost $7,666,115)		7,666,115

Total Investments - 82.5% (Cost $13,733,631)		$13,708,213
Cash & Other Assets, Less Liabilities - 17.5%		2,913,256

Total Net Assets - 100.0%		$16,621,469

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $311,845)	11	$(12,206)

Schedule of Investments	International Equity Funds
June 30, 2010	Europe 1.25x Strategy Fund

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a) (continued)
September 2010 EURO STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $11,550,614)	373	$(633,402)

		Unrealized
	Contracts	Loss
(Total Aggregate Market Value of Contracts $11,862,459)		$(645,608)

CURRENCY FUTURES CONTRACTS PURCHASED(a)
September 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $14,679,600)	96	$(129,626)

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Event Driven and Distressed Strategies Fund

		Market
	Shares	Value
Total Investments - 0.0% (Cost $0.0)		$—
Cash & Other Assets, Less Liabilities - 100%		10,006,381

Total Net Assets - 100.0%		$10,006,381

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC. Leveraged Equity Index July 2010 Index Swap, Terminating 07/30/10 (Notional Market Value $850,000)	679	$—

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS(b) (continued)
Credit Suisse Capital, LLC. Credit Suisse Merger Arbitrage Liquid Index July 2010 Index Swap, Terminating 07/30/10 (Notional Market Value $7,200,000)	6,904	$—
Credit Suisse Capital, LLC. Russell 2000 Index July 2010 Index Swap, Terminating 07/30/10 (Notional Market Value $1,050,000)	1,722	—
Credit Suisse Capital, LLC. HYG Index July 2010 Index Swap, Terminating 07/30/10 (Notional Market Value $3,400,000)	40,033	—

(Total Notional Market Value $12,500,000)		$—

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Financial Services Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Financials - 99.1%
Berkshire Hathaway, Inc. — Class B*	4,160	$331,509
JPMorgan Chase & Co.	7,670	280,799
Bank of America Corp.	18,986	272,829
Wells Fargo & Co.	10,314	264,038
Goldman Sachs Group, Inc.	1,488	195,329
American Express Co.	4,039	160,349
U.S. Bancorp	6,868	153,500
Morgan Stanley	5,644	130,997
Bank of New York Mellon Corp.	5,173	127,721
MetLife, Inc.	3,363	126,987
PNC Financial Services Group, Inc.	2,196	124,073
BlackRock, Inc. — Class A	827	118,592
Travelers Companies, Inc.	2,314	113,964
Prudential Financial, Inc.	2,109	113,169
American International Group, Inc.*	3,240	111,586
Simon Property Group, Inc.	1,371	110,709
Aflac, Inc.	2,478	105,736
Franklin Resources, Inc.	1,186	102,221
Capital One Financial Corp.	2,479	99,904
CME Group, Inc. — Class A	354	99,668
ACE Ltd.	1,900	97,812
BB&T Corp	3,665	96,426
Charles Schwab Corp.	6,703	95,049
State Street Corp.	2,769	93,648
Chubb Corp.	1,870	93,519
Royal Bank of Canada	1,952	93,286
Itau Unibanco Holding S.A. ADR	5,115	92,121
Allstate Corp.	3,192	91,706
Public Storage	1,035	90,987
Loews Corp.	2,635	87,771
HSBC Holdings plc ADR	1,904	86,803
ICICI Bank Ltd. ADR	2,380	86,013
Toronto-Dominion Bank	1,321	85,746
Banco Bradesco S.A. ADR	5,299	84,042
Vornado Realty Trust	1,139	83,090
Marsh & McLennan Companies, Inc.	3,635	81,969
Progressive Corp.	4,323	80,927
China Life Insurance Company Ltd. ADR	1,240	80,848
HDFC Bank Ltd. ADR	550	78,634
Banco Santander S.A. ADR	7,436	78,078
UBS AG	5,883	77,774
Deutsche Bank AG	1,384	77,725
Northern Trust Corp.	1,651	77,102
Equity Residential	1,849	76,993
SunTrust Banks, Inc.	3,297	76,820
T. Rowe Price Group, Inc.	1,726	76,617
Credit Suisse Group AG ADR	2,030	75,983
Banco Santander Brasil S.A. ADR	7,140	73,756
Annaly Capital Management, Inc.	4,267	73,179
AON Corp.	1,952	72,458
Fifth Third Bancorp	5,836	71,724
Boston Properties, Inc.	996	71,055
HCP, Inc.	2,198	70,886
M&T Bank Corp.	829	70,424

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Financials - 99.1% (continued)
Hartford Financial Services Group, Inc.	3,176	$70,285
Ameriprise Financial, Inc.	1,926	69,586
Barclays plc ADR	4,370	69,439
TD Ameritrade Holding Corp.*	4,519	69,141
IntercontinentalExchange, Inc.*	598	67,592
Host Hotels & Resorts, Inc.	4,913	66,227
Discover Financial Services	4,695	65,636
Regions Financial Corp.	9,727	64,004
Ventas, Inc.	1,335	62,678
Bank of Montreal	1,150	62,422
AvalonBay Communities, Inc.	666	62,184
NYSE Euronext	2,247	62,085
Unum Group	2,844	61,715
Principal Financial Group, Inc.	2,621	61,436
Invesco Ltd.	3,620	60,925
CNA Financial Corp.*	2,370	60,577
Lincoln National Corp.	2,482	60,288
KeyCorp	7,781	59,836
Comerica, Inc.	1,620	59,665
New York Community Bancorp, Inc.	3,885	59,324
CIT Group, Inc.*	1,730	58,578
Hudson City Bancorp, Inc.	4,779	58,494
Manulife Financial Corp.	3,950	57,591
Genworth Financial, Inc. — Class A*	4,369	57,103
PartnerRe Ltd.	774	54,288
Plum Creek Timber Company, Inc.	1,562	53,936
Health Care REIT, Inc.	1,260	53,071
Kimco Realty Corp.	3,920	52,685
XL Group plc	3,260	52,193
Moody’s Corp.	2,600	51,792
People’s United Financial, Inc.	3,811	51,449
Digital Realty Trust, Inc.	882	50,874
SLM Corp.*	4,755	49,404
ProLogis	4,872	49,353
Macerich Co.	1,320	49,262
Leucadia National Corp.*	2,507	48,912
Nationwide Health Properties, Inc.	1,345	48,111
Legg Mason, Inc.	1,707	47,847
Federal Realty Investment Trust	675	47,432
W.R. Berkley Corp.	1,769	46,808
Cincinnati Financial Corp.	1,802	46,618
Torchmark Corp.	939	46,490
Everest Re Group Ltd.	657	46,463
CB Richard Ellis Group, Inc. — Class A*	3,390	46,138
General Growth Properties, Inc.	3,470	46,012
Huntington Bancshares, Inc.	8,280	45,871
Marshall & Ilsley Corp.	6,370	45,737
SL Green Realty Corp.	830	45,683
Arch Capital Group Ltd.*	610	45,445
SEI Investments Co.	2,232	45,444
Assurant, Inc.	1,297	45,006
Axis Capital Holdings Ltd.	1,511	44,907
AMB Property Corp.	1,884	44,670
NASDAQ OMX Group, Inc.*	2,486	44,201
Jefferies Group, Inc.	2,079	43,825

Schedule of Investments	Sector Funds
June 30, 2010	Financial Services Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Financials - 99.1% (continued)
Zions Bancorp	1,980	$42,709
Lazard Ltd. — Class A	1,552	41,454
Eaton Vance Corp.	1,494	41,249

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Financials - 99.1% (continued)
Liberty Property Trust	1,422	$41,025

Total Financials		9,107,826

TOTAL COMMON STOCKS (Cost $6,151,574)		9,107,826

Total Investments - 99.1% (Cost $6,151,574)		$9,107,826
Cash & Other Assets, Less Liabilities - 0.9%		82,987

Total Net Assets - 100.0%		$9,190,813

*	Non-income producing security

(a)	Value determined based on Level 1 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company.

REIT	Real Estate Investment Trust

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Global 130/30 Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 119.3%
Information Technology - 18.2%
Apple, Inc.* [2]	1,716	$431,625
Yahoo!, Inc.* [2]	26,700	369,261
Hitachi Ltd.(b)[1]	95,000	345,147
Microsoft Corp. [2]	13,400	308,334
Xerox Corp. [2]	31,200	250,848
InterDigital, Inc.*[2]	3,900	96,291
Net 1 UEPS Technologies, Inc.*[2]	6,500	87,165
Elpida Memory, Inc.(b)*[1,2]	4,400	67,615
Amkor Technology, Inc.*[2]	11,200	61,712
Micron Technology, Inc.*	6,800	57,732
Siliconware Precision Industries Co.(b)[1]	42,000	45,054
Seagate Technology*[2]	3,400	44,336
Multi-Fineline Electronix, Inc.*[2]	1,700	42,432

Total Information Technology		2,207,552

Consumer Discretionary - 17.9%
Kingfisher plc(b)[1]	67,655	211,918
Dena Co., Ltd.(b)[1,2]	7,536	199,027
Compass Group plc(b)[1]	26,020	198,125
Commonwealth Bank of Australia ADR(b)*[1,2]	3,237	130,847
Tenneco, Inc.*[2]	5,695	119,937
Whirlpool Corp.[2]	1,100	96,602
Toyo Tire & Rubber Co., Ltd.(b)[1]	42,000	88,881
Jo-Ann Stores, Inc.*[2]	2,300	86,273
Pace plc(b)[1]	35,786	86,050
Bridgestone Corp.(b)[1]	5,300	83,824
ITT Educational Services, Inc.*[2]	1,000	83,020
Sumitomo Rubber Industries Ltd.(b)[1,2]	9,200	81,162
Daiichikosho Co., Ltd.(b)[1,2]	5,500	80,007
Quebecor, Inc. — Class B2	2,300	70,286
American Greetings Corp. — Class A2	3,400	63,784
Sekisui Chemical Company Ltd.(b)[1]	10,000	62,392
DR Horton, Inc.[2]	5,900	57,997
Tractor Supply Co.[2]	900	54,873
TomTom N.V.(b)*[1,2]	9,416	51,030
Apollo Group, Inc. — Class A*[2]	1,200	50,964
Dorel Industries, Inc. — Class B2	1,600	50,037
Bon-Ton Stores, Inc.[2]	5,000	48,750
Corinthian Colleges, Inc.*[2]	4,400	43,340
Pulte Group, Inc.*[2]	4,700	38,916
China Lilang Ltd.(b)[1]	31,000	34,548

Total Consumer Discretionary		2,172,590

Financials - 16.4%
Sony Financial Holdings, Inc.(b)[1,2]	101	336,988
ACE Ltd. [2]	6,199	319,124
Toronto-Dominion Bank [2]	4,685	303,590
Julius Baer Group Ltd.(b)[1,2]	8,486	241,969
Banco Santander S.A.(b)[1]	17,906	187,791
Standard Chartered plc(b)[1,2]	7,702	187,590
DBS Group Holdings Ltd.(b)[1,2]	19,000	184,393
PartnerRe Ltd.[2]	1,400	98,196
PHH Corp.*[2]	2,700	51,408
Ho Bee Investment Ltd.(b)[1]	42,000	45,386

		Market
	Shares	Value

COMMON STOCKS(a) - 119.3% (continued)
Financials - 16.4% (continued)
American International Group, Inc.*[2]	900	$30,996

Total Financials		1,987,431

Health Care - 15.9%
Express Scripts, Inc. — Class A*[2]	6,892	324,062
Medco Health Solutions, Inc.*[2]	4,475	246,483
Fresenius Medical Care AG & Co. KGaA(b)[1,2]	4,223	227,881
Shire plc(b)[1,2]	10,875	223,238
Miraca Holdings, Inc.(b)[1,2]	3,500	104,786
Cephalon, Inc.*[2]	1,700	96,475
Kindred Healthcare, Inc.*[2]	7,400	95,016
CR Bard, Inc.[2]	1,200	93,036
Toho Holdings Co., Ltd.(b)[1,2]	5,700	90,365
PDL BioPharma, Inc.[2]	14,900	83,738
Community Health Systems, Inc.*[2]	2,400	81,144
AstraZeneca plc (b)[1,2]	1,546	72,893
Endo Pharmaceuticals Holdings, Inc.*[2]	3,300	72,006
Kinetic Concepts, Inc.*[2]	1,900	69,369
Draegerwerk AG & Co., KGaA(b)[1]	748	42,152

Total Health Care		1,922,644

Industrials - 13.0%
BAE Systems plc(b)[1]	55,903	260,248
Neptune Orient Lines Ltd.(b)[1]	147,000	207,630
Oshkosh Corp.*[2]	3,200	99,712
Deluxe Corp.[2]	5,000	93,750
Navistar International Corp.*[2]	1,884	92,693
UAL Corp.*[2]	4,300	88,408
US Airways Group, Inc.*[2]	9,400	80,934
Alliant Techsystems, Inc.*[2]	1,300	80,678
CSR, Ltd.(b)[1]	56,306	78,845
Avis Budget Group, Inc.*[2]	7,831	76,901
Alaska Air Group, Inc.*[2]	1,600	71,920
SK Holdings Co., Ltd.(b)[1]	972	68,963
Continental Airlines, Inc. — Class B*[2]	2,700	59,400
Delta Air Lines, Inc.*[2]	5,000	58,750
Koninklijke BAM Groep N.V.(b)[1]	12,157	56,058
Pitney Bowes, Inc.[2]	2,400	52,704
Orion Corp.(b)[1]	137	41,180

Total Industrials		1,568,774

Energy - 12.1%
Occidental Petroleum Corp. [2]	3,430	264,624
CNOOC Ltd.(b)[1]	126,988	215,836
Forest Oil Corp.*[2]	6,822	186,650
Petroleo Brasileiro S.A. ADR [2]	5,300	181,896
Sunoco, Inc.[2]	2,600	90,402
Exterran Holdings, Inc.*[2]	3,400	87,754
Gulfmark Offshore, Inc. — Class A*[2]	3,200	83,840
World Fuel Services Corp.[2]	3,140	81,452
Cosmo Oil Co., Ltd.(b)[1]	33,000	78,815
Stone Energy Corp.*[2]	6,300	70,308
Murphy Oil Corp.[2]	1,400	69,370
JX Holdings, Inc.*	10,000	49,437

Total Energy		1,460,384

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Global 130/30 Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 119.3% (continued)
Consumer Staples - 10.5%
Altria Group, Inc.[2]	16,491	$330,480
Koninklijke Ahold N.V.	17,815	221,476
Marine Harvest ASA(b)[1]	325,798	215,145
Delhaize Group S.A.(b)[1]	1,087	78,889
Archer-Daniels-Midland Co.[2]	3,000	77,460
Metro, Inc. — Class A [2]	1,812	71,169
Empire Co., Ltd. — Class A [2]	1,380	68,267
Leroy Seafood Group ASA(b)[1]	3,331	61,703
Pilgrim’s Pride Corp.*	8,200	53,874
Nippon Meat Packers, Inc.(b)[1]	4,000	49,386
Gruma SAB de CV — Class B*	26,900	40,703

Total Consumer Staples		1,268,552

Materials - 8.6%
Osisko Mining Corp.*	19,700	212,453
Voestalpine AG(b)[1,2]	7,062	192,358
Exxaro Resources Ltd.(b)[1,2]	11,838	169,485
Huntsman Corp.	10,900	94,503
Mitsui Chemicals, Inc.(b)[1]	29,000	81,066
Nippon Paper Group, Inc.(b)[1]	2,900	80,288
Norddeutsche Affinerie AG(b)[1,2]	1,693	73,564
Centerra Gold, Inc.*[2]	5,000	55,049
Boliden AB(b)[1,2]	3,942	43,572
Italmobiliare SpA(b)[1,2]	1,262	34,135

Total Materials		1,036,473

Utilities - 6.7%
UGI Corp. [2]	16,600	422,304
Veolia Environnement(b)[1,2]	8,484	199,342
Public Power Corp.S.A.(b)[1,2]	7,233	103,723
NextEra Energy, Inc.[2]	1,800	87,768

Total Utilities		813,137

TOTAL COMMON STOCKS
(Cost $14,596,568)		14,437,537

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS (b) † - 12.6%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$490,742	$490,742
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	414,510	414,510
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	299,433	299,433
Morgan Stanley issued 06/30/10 at 0.00% due 07/01/10	223,931	223,931
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	95,290	95,290

TOTAL REPURCHASE AGREEMENTS
(Cost $1,523,906)		1,523,906

Total Long Securities - 131.9% (Cost $16,120,474)		$15,961,443

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (24.3)%
Consumer Staples - (0.7)%
Green Mountain Coffee Roasters, Inc.*	3,300	$(84,810)

Financials - (1.8)%
Milano Assicurazioni SPA (b) [1]	19,731	(33,273)
Cedyna Financial Corp. (b)[1]	28,700	(44,630)
St. Joe Co.*[2]	2,600	(60,216)
Promise Company Ltd. (b) [1]	11,550	(77,832)

		(215,951)

Materials - (2.0)%
Andean Resources Ltd.* (b)[1]	12,236	(34,266)
Ivanhoe Mines Ltd.*	3,700	(47,931)
Monsanto Co.	1,400	(64,708)
Novagold Resources, Inc.*	13,400	(93,404)

		(240,309)

Energy - (2.9)%
InterOil Corp.*	600	(26,646)
BPZ Resources, Inc.*	7,074	(29,357)
Sevan Marine ASA * (b)[1]	46,000	(33,250)
Inergy, LP	900	(35,613)
Heritage Oil plc* (b)[1]	7,548	(44,224)
SouthGobi Resources Ltd.*	4,700	(55,190)
Clean Energy Fuels Corp.*	3,700	(55,278)
Legacy Oil + Gas, Inc.*	5,800	(62,550)

		(342,108)

Information Technology - (3.3)%
NetSuite, Inc.*	2,800	(35,392)
TiVo, Inc.*	5,900	(43,542)

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Global 130/30 Strategy Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (24.3)% (continued)
Information Technology - (3.3)% (continued)
Monster Worldwide, Inc.*	4,500	$(52,425)
Infinera Corp.*	8,200	(52,726)
Cree, Inc.*	1,100	(66,033)
Formfactor, Inc.*	6,500	(70,200)
SuccessFactors, Inc.*	4,300	(89,397)

		(409,715)

Industrials - (4.0)%
USG Corp.*	3,000	(36,240)
Resources Connection, Inc.*	3,000	(40,800)
Nissha Printing Co., Ltd.(b) [1]	1,600	(42,759)
Japan Steel Works Ltd.(b) [1]	5,000	(43,960)
Ener1, Inc.*	13,600	(45,968)
Wienerberger AG(b) [1]	4,383	(53,281)
Granite Construction, Inc.	3,100	(73,098)
Terex Corp.*	4,100	(76,834)
Groupe Eurotunnel S.A. (b) [1]	11,536	(77,974)

		(490,914)

Health Care - (4.3)%
Auxilium Pharmaceuticals, Inc.*	1,500	(35,250)
Volcano Corp.*	2,000	(43,640)
Emeritus Corp.*	2,700	(44,037)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a)- (24.3)% (continued)
Health Care - (4.3)% (continued)
Pharmasset, Inc.*	1,700	$(46,478)
Brookdale Senior Living, Inc.*	3,400	(51,000)
athenahealth, Inc.*	2,100	(54,873)
Savient Pharmaceuticals, Inc.*	4,900	(61,740)
Salix Pharmaceuticals Ltd.*	2,000	(78,060)
Allos Therapeutics, Inc.*	16,700	(102,371)

		(517,449)

Consumer Discretionary - (5.3)%
Paddy Power plc(b) [1]	1,116	(34,677)
Unibet Group plc(b) [1]	1,925	(35,320)
bwin Interactive Entertainment AG(b)[1]	1,080	(47,722)
Universal Entertainment Corp.(b) [1]	2,700	(49,073)
Sky Deutschland AG*	33,269	(54,686)
Sol Melia S.A.[1]	9,361	(59,145)
Sanyo Electric Co., Ltd.* (b)[1]	51,000	(65,634)
Central European Media Enterprises Ltd.*	3,300	(65,670)
Barratt Developments plc (b) [1]	49,012	(68,718)
MGM Resorts International*	7,300	(70,372)
Wacoal Holdings Corp.(b) [1]	7,000	(85,007)

		(636,024)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $3,324,683)		$(2,937,280)

TOTAL SECURITIES SOLD SHORT - (24.3%)
(proceeds $3,324,683)		$(2,937,280)

Liabilities, Less Cash & Other Assets - 7.6%		(922,246)

Net Assets - 100.0%		$12,101,917

*	Non-income producing security

1	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $5,170,545, (cost $5,346,039) or 42.7% of total net assets.

2	Security is segregated as collateral for short positions.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

†	Repurchase Agreements - See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Fixed Income Funds
June 30, 2010	Government Long Bond 1.2x Strategy Fund

	Face	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS (a) - 94.7%
U.S. Treasury Bond 4.38% due 05/15/40	$126,178,000	$136,824,269

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $130,043,251)		136,824,269

REPURCHASE AGREEMENTS(b) † - 4.4%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,028,456	2,028,456
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	1,713,356	1,713,356
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,237,689	1,237,689
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	925,606	925,606
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	393,875	393,875

TOTAL REPURCHASE AGREEMENTS
(Cost $6,298,982)		6,298,982

Total Investments - 99.1%
(Cost $136,342,233)		$143,123,251
Cash & Other Assets, Less Liabilities - 0.9%		1,371,124

Total Net Assets - 100.0%		$144,494,375

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
September 2010 U.S.Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $39,058,906)	287	$1,455,041

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Health Care Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4%
Health Care - 99.4%
Johnson & Johnson	15,435	$911,591
Merck & Company, Inc.	21,120	738,566
Pfizer, Inc.	51,624	736,158
Abbott Laboratories	12,754	596,632
Amgen, Inc.*	9,373	493,019
Teva Pharmaceutical Industries Ltd. ADR	9,387	488,030
Alcon, Inc.	3,201	474,356
Bristol-Myers Squibb Co.	18,436	459,794
Medtronic, Inc.	12,041	436,728
Eli Lilly & Co.	13,032	436,572
UnitedHealth Group, Inc.	13,549	384,791
Gilead Sciences, Inc.*	11,223	384,723
Express Scripts, Inc. — Class A*	7,310	343,716
Baxter International, Inc.	8,457	343,693
Medco Health Solutions, Inc.*	6,154	338,962
Celgene Corp.*	6,519	331,296
Stryker Corp.	6,252	312,975
Covidien plc	7,730	310,591
Thermo Fisher Scientific, Inc.*	6,264	307,249
WellPoint, Inc.*	6,276	307,085
McKesson Corp.	4,398	295,369
Allergan, Inc.	5,048	294,096
Becton Dickinson and Co.	4,078	275,754
Genzyme Corp.*	5,153	261,618
Biogen Idec, Inc.*	5,245	248,875
Intuitive Surgical, Inc.*	761	240,187
St. Jude Medical, Inc.*	6,647	239,890
Novartis AG ADR	4,959	239,619
Cardinal Health, Inc.	7,105	238,799
Zimmer Holdings, Inc.*	4,348	235,009
Biovail Corp.	11,880	228,571
Hospira, Inc.*	3,862	221,872
Aetna, Inc.	8,232	217,160
AmerisourceBergen Corp. — Class A	6,616	210,058
Quest Diagnostics, Inc.	4,154	206,745
Boston Scientific Corp.*	35,576	206,341
Forest Laboratories, Inc.*	7,509	205,972
AstraZeneca plc ADR	4,368	205,864
Life Technologies Corp.*	4,274	201,947
CIGNA Corp.	6,309	195,958
Sanofi-Aventis S.A. ADR	6,476	194,669
Laboratory Corporation of America Holdings*	2,566	193,348
Humana, Inc.*	4,160	189,987
GlaxoSmithKline plc ADR	5,574	189,572
CR Bard, Inc.	2,442	189,328
Varian Medical Systems, Inc.*	3,455	180,627
Mindray Medical International Ltd. ADR	5,650	177,523
Novo Nordisk ADR	2,170	175,813
Vertex Pharmaceuticals, Inc.*	5,324	175,160
DaVita, Inc.*	2,804	175,082
Millipore Corp.*	1,637	174,586
Shire plc ADR	2,832	173,828
Cerner Corp.*	2,277	172,802
Dr Reddys Laboratories Ltd. ADR	5,470	168,750

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4% (continued)
Health Care - 99.4% (continued)
Warner Chilcott plc — Class A*	7,352	$167,993
Perrigo Co.	2,830	167,168
Waters Corp.*	2,552	165,114
Illumina, Inc.*	3,731	162,410
Henry Schein, Inc.*	2,884	158,332
Elan Corp. plc ADR*	35,160	158,220
Mylan, Inc.*	9,156	156,018
Watson Pharmaceuticals, Inc.*	3,779	153,314
CareFusion Corp.*	6,725	152,658
Valeant Pharmaceuticals International*	2,872	150,177
ResMed, Inc.*	2,454	149,228
Beckman Coulter, Inc.	2,449	147,650
Alexion Pharmaceuticals, Inc.*	2,882	147,530
DENTSPLY International, Inc.	4,860	145,363
Cephalon, Inc.*	2,558	145,167
QIAGEN N.V.*	7,550	145,111
Mettler-Toledo International, Inc.*	1,289	143,891
Dendreon Corp.*	4,298	138,954
IDEXX Laboratories, Inc.*	2,168	132,031
Human Genome Sciences, Inc.*	5,797	131,360
Hologic, Inc.*	9,396	130,886
Patterson Companies, Inc.	4,545	129,669
Lincare Holdings, Inc.	3,937	127,992
Universal Health Services, Inc. — Class B	3,320	126,658
Covance, Inc.*	2,427	124,554
Community Health Systems, Inc.*	3,639	123,035
Pharmaceutical Product Development, Inc.	4,770	121,206
Mednax, Inc.*	2,057	114,390
ev3, Inc.*	5,090	114,067
Omnicare, Inc.	4,809	113,973
Talecris Biotherapeutics Holdings Corp.*	5,389	113,708
Endo Pharmaceuticals Holdings, Inc.*	5,180	113,028
United Therapeutics Corp.*	2,302	112,361
Kinetic Concepts, Inc.*	3,017	110,151
Thoratec Corp.*	2,540	108,534
Coventry Health Care, Inc.*	6,046	106,893
PerkinElmer, Inc.	5,125	105,934
Health Net, Inc.*	4,250	103,573
Emergency Medical Services Corp. — Class A*	2,090	102,473

Total Health Care		21,558,080

TOTAL COMMON STOCKS
(Cost $16,337,251)		21,558,080

Schedule of Investments	Sector Funds
June 30, 2010	Health Care Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b),† - 0.3%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$69,810	$69,810

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b),† - 0.3% (continued)
(Cost $69,810)		$69,810

Total Investments - 99.7% (Cost $16,407,061)		$21,627,890
Cash & Other Assets, Less Liabilities - 0.3%		70,625

Total Net Assets - 100.0%		$21,698,515

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Fixed Income Funds
June 30, 2010	High Yield Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 109.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	$6,017,158	$6,017,158
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	5,516,488	5,516,488
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	4,659,557	4,659,557
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	2,517,232	2,517,232
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	1,071,163	1,071,163

TOTAL REPURCHASE AGREEMENTS
(Cost $19,781,598)		19,781,598

Total Investments - 109.9% (Cost $19,781,598)		$19,781,598
Liabilities, Less Cash & Other Assets - (9.9)%		(1,789,169)

Total Net Assets - 100.0%		$17,992,429

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
September 2010 U.S 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $11,840,625)	100	$194,069

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD(b) †††

		Protection				Upfront
		Premium	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY - 14 Index	Goldman Sachs International	5.00%	06/20/15	$18,050,000	$(1,116,844)	$(1,063,208)	$(53,636)

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as credit default swap collateral at June 30, 2010.

†††	Credit Default Swaps - See Note 4.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Opportunistic Funds
June 30, 2010	International Long-Short Select Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 113.5%
Financials - 32.7%
Banco Santander S.A.(b)[1]	29,901	$313,590
Randstad Holding N.V.(b) [2]	6,464	254,039
Standard Chartered plc(b)[1,2]	9,872	240,442
ACE Ltd. [2]	4,600	236,808
Julius Baer Group Ltd.(b)[1]	6,752	192,526
Toronto-Dominion Bank	2,800	181,441
DBS Group Holdings Ltd.(b)[1]	15,866	153,978
Sony Financial Holdings, Inc.(b)[1]	41	136,797

Total Financials		1,709,621

Information Technology - 20.5%
Hitachi Ltd.(b)[1]	99,000	359,680
Apple, Inc.* [2]	900	226,377
Xerox Corp. [2]	27,400	220,296
Microsoft Corp. [2]	6,200	142,662
Yahoo!, Inc.* [2]	9,000	124,470

Total Information Technology		1,073,485

Health Care - 11.0%
Fresenius Medical Care AG & Co. KGaA(b)[1]	6,523	351,994
Shire plc(b)[1]	10,949	224,757

Total Health Care		576,751

Energy - 10.5%
CNOOC Ltd.(b)[1]	130,000	220,955
Royal Dutch Shell plc — Class A (b)[1]	6,097	153,853
Occidental Petroleum Corp. [2]	1,400	108,010
Petroleo Brasileiro S.A. ADR [2]	2,000	68,640

Total Energy		551,458

Materials - 9.6%
Osisko Mining Corp.*	19,600	211,374
Exxaro Resources Ltd.(b)[1]	11,672	167,109
Voestalpine AG(b)[1]	4,578	124,698

Total Materials		503,181

Consumer Discretionary - 9.5%
Kingfisher plc(b)[1]	47,254	148,015
Renault S.A. (b)[1]	3,216	119,225
Compass Group plc(b)[1,2]	12,075	91,943
Tenneco, Inc.*	3,400	71,604
Commonwealth Bank of Australia ADR(b)*[1]	1,596	64,514

Total Consumer Discretionary		495,301

Telecommunication Services - 6.1%
Deutsche Telekom AG(b)[1]	27,149	320,553

Industrials - 5.9%
Neptune Orient Lines Ltd.(b)[1]	143,000	201,981
BAE Systems plc(b)[1,2]	23,220	108,097

Total Industrials		310,078

Consumer Staples - 5.1%
Marine Harvest ASA(b)[1]	247,047	163,141
Imperial Tobacco Group plc(b)[1]	3,777	105,524

Total Consumer Staples		268,665

		Market
	Shares	Value
COMMON STOCKS(a) - 113.5% (continued)
Utilities - 2.6%
UGI Corp. [2]	5,400	$137,376

TOTAL COMMON STOCKS
(Cost $5,921,334)		5,946,469

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) †- 10.7%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	179,956	179,956
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	152,002	152,002
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	109,803	109,803
Morgan Stanley issued 06/30/10 at 0.00% due 07/01/10	82,116	82,116
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	34,943	34,943

TOTAL REPURCHASE AGREEMENTS
(Cost $558,820)		558,820

Total Long Securities - 124.2% (Cost $6,480,154)		$6,505,289

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (55.8)%
Industrials - (1.9)%
GS Yuasa Corp. (b)[1]	15,000	$(98,179)

Consumer Staples - (2.2)%
Kao Corp. (b)[1]	4,800	(112,964)

Health Care - (3.5)%
Lonza Group AG (b)[1]	2,755	(183,435)

Materials - (5.1)%
Acerinox S.A. (b)[1] *	17,309	(269,006)

Utilities - (5.4)%
Verbund AG	9,300	(284,603)

Energy - (7.3)%
Showa Shell Sekiyu KK(b)[1]	22,200	(153,104)
Neste Oil Oyj (b)[1]	15,817	(229,527)

		(382,631)

Information Technology - (11.2)%
Semiconductor Manufacturing International Corp.*(b)[1]	1,986,000	(157,916)

Schedule of Investments	Opportunistic Funds
June 30, 2010	International Long-Short Select Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT(a) - (55.8)% (continued)
Information Technology - (11.2)% (continued)
Foxconn International Holdings Ltd. *(b)[1]	274,000	$(177,383)
Solarworld AG (b)[1]	22,621	(250,665)

		(585,964)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT - (55.8)% (continued)
Financials - (19.2)%
Bankinter S.A. (b)[1]	26,801	(163,309)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (55.8)% (continued)
Financials - (19.2)% (continued)
Banco de Sabadell S.A. (b)[1]	36,543	$(165,501)
Insurance Australia Group Ltd. (b)[1]	69,255	(196,977)
China Life Insurance Co., Ltd. (b)[1]	52,000	(227,405)
Singapore Exchange Ltd. (b)[1]	48,000	(251,723)

		(1,004,915)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $2,808,212)		$(2,921,697)

TOTAL SECURITIES SOLD SHORT - (55.8%)
(proceeds $2,808,212)		$(2,921,697)

Cash & Other Assets, Less Liabilities - 31.6%		1,653,642

Net Assets - 100.0%		$5,237,234

*	Non-income producing security

1	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $1,295,714, (cost $1,343,774) or 24.7% of total net assets.

2	Security is segregated as collateral for short positions.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

†	Repurchase Agreements - See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
June 30, 2010	Internet Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0%
Information Technology - 79.7%
Google, Inc. — Class A*	3,426	$1,524,398
Cisco Systems, Inc.*	67,488	1,438,169
QUALCOMM, Inc.	28,797	945,693
Baidu, Inc. ADR*	9,560	650,844
eBay, Inc.*	32,988	646,894
Research In Motion Ltd.*	12,771	629,099
Yahoo!, Inc.*	40,253	556,698
Broadcom Corp. — Class A	16,086	530,355
Juniper Networks, Inc.*	19,508	445,173
Symantec Corp.*	31,276	434,111
Intuit, Inc.*	12,343	429,166
Akamai Technologies, Inc.*	8,284	336,082
BMC Software, Inc.*	9,410	325,868
Check Point Software Technologies Ltd.*	10,989	323,956
F5 Networks, Inc.*	4,521	310,005
Red Hat, Inc.*	10,402	301,034
McAfee, Inc.*	9,409	289,044
Netease.com ADR*	8,950	283,805
VeriSign, Inc.*	10,656	282,917
Equinix, Inc.*	2,974	241,548
WebMD Health Corp. — Class A*	4,539	210,746
IAC/InterActiveCorp.*	9,242	203,047
Rackspace Hosting, Inc.*	10,850	198,989
Open Text Corp.*	5,190	194,833
TIBCO Software, Inc.*	16,060	193,684
AOL, Inc.*	9,234	191,975
Sina Corp.*	5,407	190,651
VistaPrint N.V.*	3,955	187,823
GSI Commerce, Inc.*	6,020	173,376
Monster Worldwide, Inc.*	13,170	153,431
Ciena Corp.*	10,891	138,098
Palm, Inc.*	22,665	128,964
Digital River, Inc.*	5,211	124,595

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0% (continued)
Information Technology - 79.7% (continued)
Earthlink, Inc.	15,399	$122,576
ValueClick, Inc.*	11,024	117,847
Websense, Inc.*	6,230	117,747
OpenTable, Inc.*	2,780	115,287
SAVVIS, Inc.*	6,970	102,808
Constant Contact, Inc.*	4,799	102,363
j2 Global Communications, Inc.*	3,790	82,774

Total Information Technology		13,976,473

Consumer Discretionary - 17.0%
Amazon.com, Inc.*	8,102	885,225
Time Warner, Inc.	25,089	725,323
Priceline.com, Inc.*	2,117	373,735
Expedia, Inc.	16,094	302,245
Netflix, Inc.*	2,754	299,222
NutriSystem, Inc.	4,980	114,241
Blue Nile, Inc.*	2,310	108,755
PetMed Express, Inc.	4,909	87,380
Overstock.com, Inc.*	4,410	79,689

Total Consumer Discretionary		2,975,815

Telecommunication Services - 2.3%
Qwest Communications International, Inc.	76,730	402,833

TOTAL COMMON STOCKS
(Cost $13,069,528)		17,355,121

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.2%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	33,719	33,719

TOTAL REPURCHASE AGREEMENT (Cost $33,719)		33,719

Total Investments - 99.2% (Cost $13,103,247)		$17,388,840
Cash & Other Assets, Less Liabilities - 0.8%		141,393

Total Net Assets - 100.0%		$17,530,233

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Fixed Income Funds
June 30, 2010	Inverse Government Long Bond Strategy

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES(b) - 78.2%
Freddie Mac*
0.22% due 07/19/10	$50,000,000	$49,999,250
0.46% due 08/23/10	50,000,000	49,995,600
0.23% due 08/30/10	50,000,000	49,995,000
0.19% due 09/01/10	50,000,000	49,991,400
0.27% due 09/20/10	50,000,000	49,988,750
0.28% due 10/25/10	25,000,000	24,987,925
Fannie Mae*
0.24% due 09/13/10	50,000,000	49,989,700
0.25% due 09/15/10	43,120,000	43,110,901
Federal Home Loan Bank**
0.21% due 09/20/10	25,000,000	24,994,375
Federal Farm Credit**
0.47% due 04/07/11	25,000,000	24,930,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $417,841,555)		417,982,901

FEDERAL AGENCY NOTES(b) - 4.7%
Federal Home Loan Bank** 0.55% due 04/27/11	25,000,000	25,003,400

TOTAL FEDERAL AGENCY NOTES
(Cost $25,010,284)		25,003,400

REPURCHASE AGREEMENTS(b) † - 103.9%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	33,825,838	33,825,838
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	28,571,338	28,571,338
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	20,639,285	20,639,285
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	15,435,091	15,435,091
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	6,568,124	6,568,124
Individual Repurchase Agreement †† Barclays Capital issued 06/30/10 at (0.10)% due 07/01/10 (Secured by a U.S. Treasury Bond, at a rate of 4.38% and maturing 05/15/40 as collateral, with Market Value of $459,318,244) to be repurchased at $450,289,929	450,291,180	450,291,180

TOTAL REPURCHASE AGREEMENTS
(Cost $555,330,856)		555,330,856

Total Long Securities - 186.8% (Cost $998,182,695)		$998,317,157

	Face	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS SOLD SHORT (a) -84.9%
U.S. Treasury Bond 4.38% due 05/15/40	$418,433,000	$(453,738,284)

TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
(Proceeds $427,248,058)		(453,738,284)

Liabilities, Less Cash & Other Assets - (1.9)%		(10,246,596)

Total Net Assets - 100.0%		$534,332,277

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT(a)
September 2010 U.S.Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $87,644,375)	644	$(2,833,475)

Schedule of Investments	Fixed Income Funds
June 30, 2010	Inverse Government Long Bond Strategy

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded Co. that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

††	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Fixed Income Funds
June 30, 2010	Inverse High Yield Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 94.5%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$7,371,890	$7,371,890
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	6,226,742	6,226,742
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10 ††	5,750,556	5,750,556
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	3,363,872	3,363,872
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	1,431,435	1,431,435

TOTAL REPURCHASE AGREEMENTS
(Cost $24,144,495)		24,144,495

Total Investments - 94.5%
(Cost $24,144,495)		$24,144,495
Cash & Other Assets, Less Liabilities - 5.5%		1,396,746

Total Net Assets - 100.0%		$25,541,241

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT(a)
September 2010 U.S 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $20,247,469)	171	$(192,663)

CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED(b)

		Protection				Upfront
		Premium	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY - 14 Index	Goldman Sachs International	5.00%	06/20/15	$25,550,000	$1,580,906	$486,844	$1,094,062

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as credit default swap collateral at June 30, 2010.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Inverse Mid-Cap Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 93.1%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$1,709,976	$1,709,976
Credit Suisse Group issued 06/14/10 at 0.01% due 07/01/10††	1,659,704	1,659,704
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	1,444,349	1,444,349
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	780,280	780,280
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	332,034	332,034

TOTAL REPURCHASE AGREEMENTS
(Cost $5,926,343)		5,926,343

Total Investments - 93.1% (Cost $5,926,343)		$5,926,343
Cash & Other Assets, Less Liabilities - 6.9%		435,852

Total Net Assets - 100.0%		$6,362,195

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
September 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,630,930)	23	$16,391

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 S&P MidCap 400 Index Swap, Terminating 07/26/10††† (Notional Market Value $1,810,572)	2,544	$80,734
Morgan Stanley Capital Services, Inc. July 2010 S&P MidCap 400 Index Swap, Terminating 07/30/10††† (Notional Market Value $473,332)	665	26,411
Credit Suisse Capital, LLC July 2010 S&P MidCap 400 Index Swap, Terminating 07/30/10††† (Notional Market Value $2,230,285)	3,134	17,835

(Total Notional Market Value $4,514,189)		$124,980

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Inverse NASDAQ-100® Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 92.1%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$11,176,937	$11,176,937
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	10,919,272	10,919,272
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	9,440,714	9,440,714
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	5,100,155	5,100,155
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	2,170,279	2,170,279

TOTAL REPURCHASE AGREEMENTS (Cost $38,807,357)		38,807,357

Total Investments - 92.1% (Cost $38,807,357)		$38,807,357
Cash & Other Assets, Less Liabilities - 7.9%		3,314,348

Total Net Assets - 100.0%		$42,121,705

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
September 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $14,410,875)	415	$605,202

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Credit Suisse Capital, LLC July 2010 NASDAQ-100 Index Swap, Terminating 07/29/10††† (Notional Market Value $23,540,631)	13,536	$337,331
Morgan Stanley Capital Services, Inc. July 2010 NASDAQ-100 Index Swap, Terminating 07/26/10††† (Notional Market Value $1,849,618)	1,064	150,307
Goldman Sachs International July 2010 NASDAQ-100 Index Swap, Terminating 07/26/10††† (Notional Market Value $2,055,795)	1,182	114,529

(Total Notional Market Value $27,446,044)		$602,167

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Inverse Russell 2000® Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 89.2%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	$11,320,372	$11,320,372
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	10,269,677	10,269,677
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	8,674,387	8,674,387
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	4,686,163	4,686,163
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	1,994,112	1,994,112

TOTAL REPURCHASE AGREEMENTS
(Cost $36,944,711)		36,944,711

Total Investments - 89.2% (Cost $36,944,711)		$36,944,711
Cash & Other Assets, Less Liabilities - 10.8%		4,455,264

Total Net Assets - 100.0%		$41,399,975

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $7,224,490)	119	$131,644

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Credit Suisse Capital, LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10††† (Notional Market Value $25,273,579)	41,467	$266,693
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10††† (Notional Market Value $7,123,283)	11,687	207,918
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10††† (Notional Market Value $1,415,422)	2,322	83,248

(Total Notional Market Value $33,812,284)		$557,859

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Inverse S&P 500 Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 54.4%
Freddie Mac*
0.20% due 07/06/10	$25,000,000	$24,999,900
0.15% due 09/17/10	25,000,000	24,994,575
0.20% due 11/23/10	25,000,000	24,979,850
0.25% due 10/13/10	20,000,000	19,991,340
0.26% due 11/02/10	20,000,000	19,986,220
Fannie Mae*
0.25% due 09/01/10	25,000,000	24,995,700
0.30% due 11/15/10	25,000,000	24,980,975
0.37% due 12/01/10	25,000,000	24,976,625

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $189,869,581)		189,905,185

WORLD BANK DISCOUNT NOTE(b) - 7.2%
World Bank Discount Note**
0.35% due 11/08/10	25,000,000	24,981,950

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $24,968,403)		24,981,950

REPURCHASE AGREEMENTS(b) † - 31.5%
Credit Suisse Group issued 06/30/10 at 0.01%†† due 07/01/10	52,183,096	52,183,096
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	23,189,636	23,189,636
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	19,587,362	19,587,362
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	10,581,679	10,581,679
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	4,502,842	4,502,842

TOTAL REPURCHASE AGREEMENTS
(Cost $110,044,615)		110,044,615

Total Investments - 93.1%
(Cost $324,882,599)		$324,931,750
Cash & Other Assets, Less Liabilities - 6.9%		24,176,107

Total Net Assets - 100.0%		$349,107,857

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $96,937,387)	1,891	$3,987,317

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 S&P 500 Index Swap, Terminating 07/26/10††† (Notional Market Value $154,381,752)	149,782	$6,547,620
Credit Suisse Capital, LLC July 2010 S&P 500 Index Swap, Terminating 07/29/10††† (Notional Market Value $91,169,833)	88,453	920,727
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap, Terminating 07/26/10††† (Notional Market Value $4,705,106)	4,565	292,453

(Total Notional Market Value $250,256,691)		$7,760,800

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	International Equity Funds
June 30, 2010	Japan 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 74.7%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.01% due 07/01/10	$416,606	$416,606
HSBC Group issued 06/30/10 at 0.01% due 07/01/10	351,890	351,890
Credit Suisse Group issued 06/30/10 at 0.03% due 07/01/10	254,197	254,197
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	190,102	190,102
Deutsche Bank issued 06/30/10 at 0.01% due 07/01/10	80,894	80,894

TOTAL REPURCHASE AGREEMENTS
(Cost $1,293,689)		1,293,689

Total Investments - 74.7% (Cost $1,293,689)		$1,293,689
Cash & Other Assets, Less Liabilities - 25.3%		437,225

Total Net Assets - 100.0%		$1,730,914

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED(a)
September 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $3,540,000)	25	$126,813

FUTURES CONTRACTS PURCHASED(a)
September 2010 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Market Value of Contracts $3,466,875)	75	(77,138)

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Leisure Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4%
Consumer Discretionary - 94.8%
McDonald’s Corp.	7,670	$505,222
Walt Disney Co.	14,550	458,325
Comcast Corp. — Class A	23,793	413,285
DIRECTV — Class A*	9,776	331,602
Time Warner, Inc.	11,441	330,759
News Corp. — Class A	27,161	324,846
Carnival Corp.	9,580	289,699
Time Warner Cable, Inc. — Class A	4,941	257,327
Viacom, Inc. — Class B	8,079	253,438
Yum! Brands, Inc.	6,487	253,252
Starbucks Corp.	10,087	245,114
Las Vegas Sands Corp.*	9,689	214,514
Marriott International, Inc. — Class A	6,262	187,484
McGraw-Hill Companies, Inc.	6,419	180,630
Discovery Communications, Inc. — Class A*	5,025	179,444
Wynn Resorts Ltd.	2,348	179,082
CBS Corp. — Class B	13,124	169,693
Mattel, Inc.	7,836	165,809
Cablevision Systems Corp. — Class A	6,772	162,596
DISH Network Corp. — Class A	8,957	162,570
Starwood Hotels & Resorts Worldwide, Inc.	3,900	161,577
Liberty Global, Inc. — Class A*	6,070	157,759
Thomson Reuters Corp.	4,330	155,144
Scripps Networks Interactive, Inc. — Class A	3,717	149,944
Hasbro, Inc.	3,587	147,426
Virgin Media, Inc.	8,473	141,414
Darden Restaurants, Inc.	3,480	135,198
Harley-Davidson, Inc.	5,728	127,333
Liberty Media Corp.- Capital*	2,940	123,215
International Game Technology	7,848	123,214
Chipotle Mexican Grill, Inc. — Class A*	889	121,624
Royal Caribbean Cruises Ltd.*	5,223	118,928
Washington Post Co. — Class B	281	115,345
MGM Resorts International*	11,854	114,273
Interactive Data Corp.	3,325	110,989
Wyndham Worldwide Corp.	5,343	107,608
Ctrip.com International Ltd. ADR*	2,737	102,802
DreamWorks Animation SKG, Inc. — Class A*	3,588	102,437
Gannett Company Inc.	7,465	100,479
Liberty Media Corp. - Starz*	1,938	100,466
Grupo Televisa S.A. ADR	5,573	97,026
Panera Bread Co. — Class A*	1,209	91,026
Burger King Holdings, Inc.	5,333	89,808
Tim Hortons, Inc.	2,800	89,600
WMS Industries, Inc.*	2,202	86,429
Regal Entertainment Group — Class A	6,346	82,752
Choice Hotels International, Inc.	2,600	78,546
Penn National Gaming, Inc.*	3,393	78,378

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4% (continued)
Consumer Discretionary - 94.8% (continued)
Polaris Industries, Inc.	1,420	$77,560
Live Nation Entertainment, Inc.*	7,347	76,776
Bally Technologies, Inc.*	2,335	75,631
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	20,210	75,585
Brinker International, Inc.	4,988	72,126
Valassis Communications, Inc.*	2,260	71,687
Cinemark Holdings, Inc.	5,228	68,748
Meredith Corp.	2,193	68,268
Life Time Fitness, Inc.*	2,100	66,759
Cheesecake Factory, Inc.*	2,996	66,691
Madison Square Garden, Inc. — Class A*	3,317	65,245
Vail Resorts, Inc.*	1,867	65,177
Central European Media Enterprises Ltd. — Class A*	3,256	64,794
New York Times Co. — Class A*	7,423	64,209
Pool Corp.	2,866	62,823
Cracker Barrel Old Country Store, Inc.	1,330	61,925
Jack in the Box, Inc.*	3,129	60,859
Eastman Kodak Co.*	14,020	60,847
Imax Corp.*	3,970	57,962
Texas Roadhouse, Inc. — Class A*	4,485	56,601
Gaylord Entertainment Co.*	2,555	56,440
PF Chang’s China Bistro, Inc.	1,386	54,955
Brunswick Corp.	4,409	54,804
Ameristar Casinos, Inc.	3,536	53,252

Total Consumer Discretionary		10,035,155

Information Technology - 4.6%
Activision Blizzard, Inc.	20,268	212,612
Electronic Arts, Inc.*	8,757	126,101
Shanda Interactive Entertainment Ltd. ADR*	1,820	72,199
Perfect World Company Ltd. ADR*	3,245	71,422

Total Information Technology		482,334

TOTAL COMMON STOCKS
(Cost $9,292,441)		10,517,489

WARRANT(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	350	18

TOTAL WARRANT
(Cost $–)		18

Schedule of Investments	Sector Funds
June 30, 2010	Leisure Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$69,378	$69,378

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.7% (continued)
(Cost $69,378)		$69,378

Total Investments - 100.1%
(Cost $9,361,819)		$10,586,885
Liabilities, Less Cash & Other Assets - (0.1)%		(6,330)

Total Net Assets - 100.0%		$10,580,555

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Long Short Equity Strategy Fund

		Market
	Shares	Value
EXCHANGE TRADED FUND(a) - 12.9%
Health Care Select Sector SPDR Fund	10,500	$296,100

TOTAL EXCHANGE TRADED FUNDS
(Cost $296,198)		296,100

Total Investments - 12.9% (Cost $296,198)		$296,100
Cash & Other Assets, Less Liabilities - 87.1%		1,991,948

Total Net Assets - 100.0%		$2,288,048

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED(a)
September 2010 MSCI Emerging Markets Index Mini Futures (Aggregate Market Value of Contracts $270,180)	6	$374
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $563,888)	11	(19)

(Total Aggregate Market Value of Contracts $834,068)		$355

(a)	Value determined based on Level 1 inputs - See Note 3.

Schedule of Investments	Alternative Strategies Funds
June 30, 2010	Long Short Interest Rate Strategy Fund

		Market
	Shares	Value

Total Investments - 0.0% (Cost $0.0)		$—
Cash & Other Assets, Less Liabilities - 100.0%		7,194,001

Total Net Assets - 100.0%		$7,194,001

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
September 2010 U.S.Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $544,375)	4	$23

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a) (continued)
September 2010 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $4,381,031)	37	$(4)
September 2010 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $1,786,313)	14	(21)
September 2010 U.S. 10 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $3,065,625)	25	(37)
September 2010 U.S. 2 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $5,471,875)	25	(37)

(Total Aggregate Market Value of Contracts $15,249,219)		$(76)

(a)	Value determined based on Level 1 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3%
Financials - 15.2%
New York Community Bancorp, Inc.	8,882	$135,628
Macerich Co.	2,650	98,898
Federal Realty Investment Trust	1,250	87,837
SL Green Realty Corp.	1,590	87,514
Nationwide Health Properties, Inc.	2,440	87,279
Everest Re Group Ltd.	1,200	84,864
AMB Property Corp.	3,430	81,325
Rayonier, Inc.	1,630	71,753
W.R. Berkley Corp.	2,620	69,325
Reinsurance Group of America, Inc. — Class A	1,487	67,971
Eaton Vance Corp.	2,420	66,816
Liberty Property Trust	2,310	66,643
MSCI, Inc. — Class A*	2,370	64,938
Realty Income Corp.	2,130	64,603
Cullen	1,230	63,222
UDR, Inc.	3,300	63,129
Transatlantic Holdings, Inc.	1,310	62,828
Fidelity National Financial, Inc. — Class A	4,680	60,793
Old Republic International Corp.	4,910	59,558
Essex Property Trust, Inc.	609	59,402
HCC Insurance Holdings, Inc.	2,339	57,914
Regency Centers Corp.	1,670	57,448
Duke Realty Corp.	5,040	57,204
Alexandria Real Estate Equities, Inc.	900	57,033
Jones Lang LaSalle, Inc.	860	56,450
Affiliated Managers Group, Inc.*	910	55,301
Camden Property Trust	1,340	54,739
Commerce Bancshares, Inc.	1,502	54,057
SEI Investments Co.	2,630	53,547
First Niagara Financial Group, Inc.	4,260	53,378
Hospitality Properties Trust	2,520	53,172
Jefferies Group, Inc.	2,490	52,489
Senior Housing Properties Trust	2,600	52,286
Arthur J Gallagher & Co.	2,111	51,466
Raymond James Financial, Inc.	2,030	50,121
Mack-Cali Realty Corp.	1,620	48,163
Bank of Hawaii Corp.	980	47,383
BRE Properties, Inc.	1,270	46,901
Brown & Brown, Inc.	2,410	46,127
City National Corp.	890	45,595
Corporate Office Properties Trust SBI	1,200	45,312
Valley National Bancorp	3,280	44,674
Associated Banc-Corp.	3,530	43,278
American Financial Group, Inc.	1,540	42,073
TCF Financial Corp.	2,520	41,857
Weingarten Realty Investors	2,130	40,576
Highwoods Properties, Inc.	1,460	40,530
Synovus Financial Corp.	15,920	40,437
Hanover Insurance Group, Inc.	910	39,585
StanCorp Financial Group, Inc.	970	39,324
Fulton Financial Corp.	4,040	38,986
Waddell & Reed Financial, Inc. — Class A	1,760	38,509

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Financials - 15.2% (continued)
Omega Healthcare Investors, Inc.	1,890	$37,668
FirstMerit Corp.	2,190	37,515
Protective Life Corp.	1,750	37,432
Washington Federal, Inc.	2,290	37,052
Apollo Investment Corp.	3,950	36,854
AmeriCredit Corp.*	1,980	36,076
SVB Financial Group*	848	34,963
Prosperity Bancshares, Inc.	950	33,012
Westamerica Bancorp	600	31,512
Mercury General Corp.	730	30,251
Potlatch Corp.	810	28,941
Greenhill & Company, Inc.	440	26,897
BancorpSouth, Inc.	1,500	26,820
First American Financial Corp.	2,110	26,755
Unitrin, Inc.	1,020	26,112
Webster Financial Corp.	1,360	24,398
NewAlliance Bancshares, Inc.	2,160	24,214
Trustmark Corp.	1,160	24,151
Astoria Financial Corp.	1,680	23,117
Wilmington Trust Corp.	1,860	20,627
International Bancshares Corp.	1,060	17,691
Cathay General Bancorp	1,600	16,528
Cousins Properties, Inc.	2,085	14,056
PacWest Bancorp	626	11,462
Equity One, Inc.	720	11,232

Total Financials		3,725,577

Information Technology - 11.0%
Cree, Inc.*	2,190	131,466
Sybase, Inc.*	1,770	114,448
F5 Networks, Inc.*	1,630	111,769
Lam Research Corp.*	2,580	98,195
Rovi Corp.*	2,080	78,853
Equinix, Inc.*	930	75,535
ANSYS, Inc.*	1,850	75,055
Avnet, Inc.*	3,100	74,741
Trimble Navigation Ltd.*	2,470	69,160
Alliance Data Systems Corp.*	1,090	64,877
Synopsys, Inc.*	3,019	63,007
Global Payments, Inc.	1,660	60,656
Lender Processing Services, Inc.	1,930	60,428
Hewitt Associates, Inc. — Class A*	1,690	58,237
Factset Research Systems, Inc.	850	56,942
Arrow Electronics, Inc.*	2,460	54,981
Broadridge Financial Solutions, Inc.	2,780	52,959
MICROS Systems, Inc.*	1,640	52,267
Polycom, Inc.*	1,740	51,835
Solera Holdings, Inc.	1,430	51,766
Ingram Micro, Inc. — Class A*	3,370	51,190
Itron, Inc.*	820	50,692
CommScope, Inc.*	1,930	45,876
AOL, Inc.*	2,180	45,322
Atmel Corp.*	9,381	45,029
Informatica Corp.*	1,871	44,679
Jack Henry & Associates, Inc.	1,743	41,623
TIBCO Software, Inc.*	3,390	40,883
NCR Corp.*	3,270	39,632
Silicon Laboratories, Inc.*	940	38,126

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Information Technology - 11.0% (continued)
CoreLogic, Inc.	2,120	$37,439
Parametric Technology Corp.*	2,370	37,138
Tech Data Corp.*	1,030	36,689
National Instruments Corp.	1,150	36,547
Diebold, Inc.	1,340	36,515
Cadence Design Systems, Inc.*	5,510	31,903
NeuStar, Inc. — Class A*	1,530	31,549
ADTRAN, Inc.	1,130	30,815
Intersil Corp. — Class A	2,520	30,517
Zebra Technologies Corp. — Class A*	1,180	29,937
Vishay Intertechnology, Inc.*	3,810	29,489
Gartner, Inc.*	1,240	28,830
Plantronics, Inc.	1,000	28,600
DST Systems, Inc.	750	27,105
International Rectifier Corp.*	1,440	26,798
Convergys Corp.*	2,520	24,721
Ciena Corp.*	1,890	23,965
Acxiom Corp.*	1,620	23,798
Quest Software, Inc.*	1,260	22,730
RF Micro Devices, Inc.*	5,530	21,622
Fairchild Semiconductor International, Inc. — Class A*	2,560	21,530
Semtech Corp.*	1,260	20,626
Fair Isaac Corp.	930	20,265
Mantech International Corp. — Class A*	460	19,582
Mentor Graphics Corp.*	2,180	19,293
Digital River, Inc.*	805	19,248
ValueClick, Inc.*	1,660	17,745
SRA International, Inc. — Class A*	880	17,310
Integrated Device Technology, Inc.*	3,310	16,385
Advent Software, Inc.*	319	14,980
ADC Telecommunications, Inc.*	1,980	14,672
ACI Worldwide, Inc.*	690	13,434

Total Information Technology		2,712,006

Industrials - 10.7%
Joy Global, Inc.	2,100	105,189
AMETEK, Inc.	2,170	87,126
Bucyrus International, Inc. — Class A	1,650	78,293
Kansas City Southern*	2,070	75,244
Manpower, Inc.	1,670	72,111
Donaldson Company, Inc.	1,570	66,960
KBR, Inc.	3,270	66,512
URS Corp.*	1,690	66,501
Pentair, Inc.	2,010	64,722
Shaw Group, Inc.*	1,720	58,858
J.B. Hunt Transport Services, Inc.	1,790	58,479
Oshkosh Corp.*	1,830	57,023
Waste Connections, Inc.*	1,580	55,126
Aecom Technology Corp.*	2,340	53,960
SPX Corp.	1,020	53,866
BE Aerospace, Inc.*	2,080	52,894
AGCO Corp.*	1,900	51,243
Gardner Denver, Inc.	1,110	49,495

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Industrials - 10.7% (continued)
Copart, Inc.*	1,370	$49,060
Hubbell, Inc. — Class B	1,220	48,422
IDEX Corp.	1,660	47,426
MSC Industrial Direct Co. — Class A	900	45,594
Carlisle Companies, Inc.	1,236	44,657
Lincoln Electric Holdings, Inc.	870	44,361
Corrections Corp. of America*	2,320	44,266
Regal-Beloit Corp.	780	43,508
Kennametal, Inc.	1,670	42,468
Timken Co.	1,620	42,104
Kirby Corp.*	1,100	42,075
FTI Consulting, Inc.*	960	41,846
Terex Corp.*	2,219	41,584
Alliant Techsystems, Inc.*	670	41,580
Lennox International, Inc.	990	41,154
Landstar System, Inc.	1,020	39,770
Nordson Corp.	700	39,256
Wabtec Corp.	980	39,092
Harsco Corp.	1,640	38,540
Thomas & Betts Corp.*	1,080	37,476
Graco, Inc.	1,240	34,956
Acuity Brands, Inc.	920	33,470
Towers Watson & Co. — Class A	860	33,411
Con-way, Inc.	1,100	33,022
Alaska Air Group, Inc.*	730	32,814
Clean Harbors, Inc.*	470	31,213
Valmont Industries, Inc.	410	29,791
Woodward Governor Co.	1,160	29,615
Crane Co.	960	29,002
Trinity Industries, Inc.	1,620	28,706
HNI Corp.	918	25,328
GATX Corp.	940	25,079
Alexander & Baldwin, Inc.	840	25,015
JetBlue Airways Corp.*	4,240	23,278
Herman Miller, Inc.	1,160	21,889
Werner Enterprises, Inc.	900	19,701
Deluxe Corp.	1,050	19,687
Brink’s Co.	980	18,649
Rollins, Inc.	890	18,414
Corporate Executive Board Co.	700	18,389
Granite Construction, Inc.	690	16,270
Mine Safety Appliances Co.	620	15,364
AirTran Holdings, Inc.*	2,760	13,386
Korn*	940	13,066
United Rentals, Inc.*	1,230	11,464
Navigant Consulting, Inc.*	1,030	10,691

Total Industrials		2,639,511

Consumer Discretionary - 10.1%
Dollar Tree, Inc.*	2,595	108,030
Netflix, Inc.*	840	91,266
BorgWarner, Inc.*	2,400	89,616
Advance Auto Parts, Inc.	1,780	89,320
Chipotle Mexican Grill, Inc. — Class A*	640	87,558
NVR, Inc.*	130	85,154
PetSmart, Inc.	2,410	72,710

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Consumer Discretionary - 10.1% (continued)
Strayer Education, Inc.	280	$58,209
LKQ Corp.*	2,910	56,105
Aeropostale, Inc.*	1,910	54,702
Williams-Sonoma, Inc.	2,190	54,356
Phillips-Van Heusen Corp.	1,160	53,673
Mohawk Industries, Inc.*	1,150	52,624
Tupperware Brands Corp.	1,290	51,406
Gentex Corp.	2,840	51,063
American Eagle Outfitters, Inc.	4,260	50,055
ITT Educational Services, Inc.*	590	48,982
Panera Bread Co. — Class A*	650	48,939
Toll Brothers, Inc.*	2,870	46,953
Hanesbrands, Inc.*	1,950	46,917
Dick’s Sporting Goods, Inc.*	1,840	45,798
Tractor Supply Co.	740	45,118
DreamWorks Animation SKG, Inc. — Class A*	1,550	44,252
J Crew Group, Inc.*	1,150	42,331
WMS Industries, Inc.*	1,060	41,605
Foot Locker, Inc.	3,190	40,258
Service Corp. International	5,200	38,480
Guess?, Inc.	1,190	37,176
Bally Technologies, Inc.*	1,130	36,601
Chico’s FAS, Inc.	3,640	35,963
Fossil, Inc.*	990	34,353
John Wiley & Sons, Inc. — Class A	880	34,030
Warnaco Group, Inc.*	910	32,887
Burger King Holdings, Inc.	1,880	31,659
Sotheby’s	1,370	31,332
Career Education Corp.*	1,350	31,077
Brinker International, Inc.	2,090	30,221
Dress Barn, Inc.*	1,220	29,048
Aaron’s, Inc.	1,660	28,336
Cheesecake Factory, Inc.*	1,230	27,380
Wendy’s — Class A	6,840	27,360
Rent-A-Center, Inc.*	1,340	27,148
Life Time Fitness, Inc.*	850	27,022
Lamar Advertising Co. — Class A*	1,089	26,702
Under Armour, Inc. — Class A*	780	25,841
Saks, Inc.*	3,280	24,895
Collective Brands, Inc.*	1,320	20,856
MDC Holdings, Inc.	770	20,752
AnnTaylor Stores Corp.*	1,200	19,524
Thor Industries, Inc.	800	19,000
Regis Corp.	1,170	18,217
Matthews International Corp. — Class A	620	18,154
Corinthian Colleges, Inc.*	1,800	17,730
KB Home	1,509	16,599
International Speedway Corp. — Class A	620	15,971
Bob Evans Farms, Inc.	620	15,264
American Greetings Corp. — Class A	810	15,196
Ryland Group, Inc.	897	14,191
Timberland Co. — Class A*	870	14,051
99 Cents Only Stores*	940	13,912

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Consumer Discretionary - 10.1% (continued)
Scholastic Corp.	520	$12,542
Scientific Games Corp. — Class A*	1,340	12,328
Barnes & Noble, Inc.	809	10,436
Boyd Gaming Corp.*	1,120	9,509
Harte-Hanks, Inc.	780	8,151
Coldwater Creek, Inc.*	1,180	3,965

Total Consumer Discretionary		2,470,859

Health Care - 9.1%
Vertex Pharmaceuticals, Inc.*	4,120	135,548
Edwards Lifesciences Corp.*	2,310	129,406
Henry Schein, Inc.*	1,860	102,114
Perrigo Co.	1,640	96,875
ResMed, Inc.*	1,550	94,256
Beckman Coulter, Inc.	1,430	86,215
Mettler-Toledo International, Inc.*	690	77,025
Universal Health Services, Inc. — Class B	1,980	75,537
Hologic, Inc.*	5,280	73,550
IDEXX Laboratories, Inc.*	1,180	71,862
Covance, Inc.*	1,320	67,742
Valeant Pharmaceuticals International*	1,280	66,931
Lincare Holdings, Inc.	2,030	65,995
Community Health Systems, Inc.*	1,930	65,253
Pharmaceutical Product Development, Inc.	2,420	61,492
Omnicare, Inc.	2,450	58,065
Mednax, Inc.*	960	53,386
Endo Pharmaceuticals Holdings, Inc.*	2,370	51,714
Thoratec Corp.*	1,170	49,994
Health Net, Inc.*	2,030	49,471
United Therapeutics Corp.*	1,000	48,810
Kinetic Concepts, Inc.*	1,270	46,368
Charles River Laboratories International, Inc.*	1,349	46,149
Gen-Probe, Inc.*	1,010	45,874
Teleflex, Inc.	810	43,967
Techne Corp.	760	43,662
VCA Antech, Inc.*	1,750	43,330
Health Management Associates, Inc. — Class A*	5,100	39,627
Hill-Rom Holdings, Inc.	1,290	39,255
Psychiatric Solutions, Inc.*	1,170	38,283
STERIS Corp.	1,210	37,607
Owens & Minor, Inc.	1,285	36,468
LifePoint Hospitals, Inc.*	1,130	35,482
Bio-Rad Laboratories, Inc. — Class A*	390	33,731
Immucor, Inc.*	1,420	27,051
Medicis Pharmaceutical Corp. — Class A	1,190	26,037
Masimo Corp.	1,080	25,715
WellCare Health Plans, Inc.*	860	20,416
Kindred Healthcare, Inc.*	800	10,272
Affymetrix, Inc.*	1,440	8,496

Total Health Care		2,229,031

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Materials - 4.8%
Lubrizol Corp.	1,390	$111,631
Martin Marietta Materials, Inc.	930	78,873
Ashland, Inc.	1,600	74,272
Albemarle Corp.	1,860	73,861
Sonoco Products Co.	2,050	62,484
Valspar Corp.	2,020	60,842
Steel Dynamics, Inc.	4,410	58,168
Aptargroup, Inc.	1,380	52,192
Reliance Steel & Aluminum Co.	1,320	47,718
RPM International, Inc.	2,640	47,098
Packaging Corporation of America	2,100	46,242
Temple-Inland, Inc.	2,190	45,267
Scotts Miracle-Gro Co. — Class A	930	41,301
Cytec Industries, Inc.	1,000	39,990
Rock-Tenn Co. — Class A	790	39,239
Greif, Inc. — Class A	700	38,878
Cabot Corp.	1,330	32,066
Silgan Holdings, Inc.	1,090	30,934
Commercial Metals Co.	2,330	30,803
Carpenter Technology Corp.	900	29,547
Olin Corp.	1,610	29,125
Sensient Technologies Corp.	1,010	26,189
NewMarket Corp.	240	20,957
Minerals Technologies, Inc.	379	18,018
Louisiana-Pacific Corp.*	2,590	17,327
Intrepid Potash, Inc.*	840	16,439
Worthington Industries, Inc.	1,240	15,946

Total Materials		1,185,407

Utilities - 4.7%
National Fuel Gas Co.	1,670	76,620
NSTAR	2,180	76,300
OGE Energy Corp.	1,980	72,389
Alliant Energy Corp.	2,260	71,732
MDU Resources Group, Inc.	3,840	69,235
Energen Corp.	1,470	65,165
DPL, Inc.	2,420	57,838
Questar Corp. — Class W*	3,560	57,494
AGL Resources, Inc.	1,590	56,954
UGI Corp.	2,230	56,731
N.V. Energy, Inc.	4,790	56,570
Atmos Energy Corp.	1,900	51,376
Aqua America, Inc.	2,790	49,327
Westar Energy, Inc.	2,260	48,839
Great Plains Energy, Inc.	2,760	46,975
Hawaiian Electric Industries, Inc.	1,900	43,282
Vectren Corp.	1,660	39,276
WGL Holdings, Inc.	1,029	35,017
Cleco Corp.	1,240	32,748
IDACORP, Inc.	980	32,605
Black Hills Corp.	800	22,776
PNM Resources, Inc.	1,769	19,777
Dynegy, Inc. — Class A*	2,060	7,931

Total Utilities		1,146,957

Energy - 4.3%
Newfield Exploration Co.*	2,716	132,704
Cimarex Energy Co.	1,709	122,330
Pride International, Inc.*	3,580	79,977

		Market
	Shares	Value
COMMON STOCKS(a) - 73.3% (continued)
Energy - 4.3% (continued)
Arch Coal, Inc.	3,310	$65,571
Forest Oil Corp.*	2,290	62,654
Plains Exploration & Production Co.*	2,860	58,944
Southern Union Co.	2,540	55,524
Oceaneering International, Inc.*	1,120	50,288
Mariner Energy, Inc.*	2,094	44,979
Tidewater, Inc.	1,060	41,043
Patterson-UTI Energy, Inc.	3,140	40,412
Unit Corp.*	830	33,690
Exterran Holdings, Inc.*	1,290	33,295
Superior Energy Services, Inc.*	1,600	29,872
Atwood Oceanics, Inc.*	1,159	29,578
Frontier Oil Corp.	2,160	29,052
Quicksilver Resources, Inc.*	2,425	26,675
Comstock Resources, Inc.*	958	26,556
Bill Barrett Corp.*	800	24,616
Helix Energy Solutions Group, Inc.*	1,880	20,248
Overseas Shipholding Group, Inc.	540	20,002
Patriot Coal Corp.*	1,540	18,095

Total Energy		1,046,105

Consumer Staples - 2.8%
Church & Dwight Company, Inc.	1,450	90,929
Energizer Holdings, Inc.*	1,430	71,900
Ralcorp Holdings, Inc.*	1,120	61,376
Hansen Natural Corp.*	1,450	56,709
Green Mountain Coffee Roasters, Inc.*	2,150	55,255
Alberto-Culver Co. — Class B	1,750	47,408
Corn Products International, Inc.	1,530	46,359
Smithfield Foods, Inc.*	3,000	44,700
NBTY, Inc.*	1,290	43,873
BJ’s Wholesale Club, Inc.*	1,100	40,711
Flowers Foods, Inc.	1,570	38,355
Ruddick Corp.	840	26,032
Lancaster Colony Corp.	400	21,344
Universal Corp.	490	19,443
Tootsie Roll Industries, Inc.	547	12,937

Total Consumer Staples		677,331

Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	1,870	56,830
tw telecom, Inc.*	3,090	51,541
Syniverse Holdings, Inc.*	1,420	29,039
Cincinnati Bell, Inc.*	4,100	12,341

Total Telecommunication Services		149,751

TOTAL COMMON STOCKS
(Cost $16,600,851)		17,982,535

WARRANT(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	510	26

TOTAL WARRANT
(Cost $–)		26

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Mid-Cap 1.5x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 28.6%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	$2,723,123	$2,723,123
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	1,723,544	1,723,544
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	1,455,809	1,455,809
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	786,472	786,472
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	334,669	334,669

TOTAL REPURCHASE AGREEMENTS
(Cost $7,023,617)		7,023,617

Total Investments - 101.9% (Cost $23,624,468)		$25,006,178
Liabilities, Less Cash & Other Assets - (1.9)%		(459,261)

Total Net Assets - 100.0%		$24,546,917

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,352,860)	146	$(328,761)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International July 2010 S&P MidCap 400 Index Swap, Terminating 07/26/10††† (Notional Market Value $396,655)	557	$(17,700)
Morgan Stanley Capital Services, Inc. July 2010 S&P MidCap 400 Index Swap, Terminating 07/26/10††† (Notional Market Value $473,332)	665	(26,484)
Credit Suisse Capital, LLC July 2010 S&P MidCap 400 Index Swap, Terminating 07/29/10††† (Notional Market Value $7,527,458)	10,576	(60,195)

(Total Notional Market Value $8,397,445)		$(104,379)

*	Non-income producing security.

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	NASDAQ-100® Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 95.6%
Information Technology - 60.2%
Apple, Inc.*	403,241	$101,427,209
Microsoft Corp.	958,300	22,050,483
Google, Inc. — Class A*	47,470	21,121,776
QUALCOMM, Inc.	628,580	20,642,567
Oracle Corp.	666,296	14,298,712
Cisco Systems, Inc.*	648,270	13,814,634
Intel Corp.	619,026	12,040,056
Research In Motion Ltd.*	177,188	8,728,281
eBay, Inc.*	309,693	6,073,080
Baidu, Inc. ADR*	86,321	5,876,734
Cognizant Technology Solutions Corp. — Class A*	92,707	4,640,912
Automatic Data Processing, Inc.	112,940	4,546,964
Intuit, Inc.*	125,720	4,371,284
Adobe Systems, Inc.*	163,923	4,332,485
NetApp, Inc.*	114,489	4,271,585
Broadcom Corp. — Class A	127,754	4,212,049
Activision Blizzard, Inc.	352,900	3,701,921
Symantec Corp.*	265,410	3,683,891
Altera Corp.	134,799	3,344,363
SanDisk Corp.*	74,270	3,124,539
Marvell Technology Group Ltd.*	195,395	3,079,425
Citrix Systems, Inc.*	70,113	2,960,872
Xilinx, Inc.	116,600	2,945,316
Yahoo!, Inc.*	211,540	2,925,598
CA, Inc.	157,050	2,889,720
Paychex, Inc.	108,930	2,828,912
Fiserv, Inc.*	60,645	2,769,051
Dell, Inc.*	228,863	2,760,088
Applied Materials, Inc.	220,708	2,652,910
Linear Technology Corp.	95,177	2,646,872
BMC Software, Inc.*	67,050	2,321,942
Infosys Technologies Ltd. ADR	34,800	2,084,868
Seagate Technology*	154,420	2,013,637
Check Point Software Technologies Ltd.*	65,160	1,920,917
Autodesk, Inc.*	75,940	1,849,898
KLA-Tencor Corp.	65,450	1,824,746
NVIDIA Corp.*	178,520	1,822,689
Maxim Integrated Products, Inc.	94,540	1,581,654
Lam Research Corp.*	41,510	1,579,871
Flextronics International Ltd.*	280,788	1,572,413
Electronic Arts, Inc.*	105,590	1,520,496
FLIR Systems, Inc.*	50,986	1,483,183
VeriSign, Inc.*	54,670	1,451,489
Microchip Technology, Inc.	48,660	1,349,828
Logitech International S.A.*	54,440	730,040

Total Information Technology		319,869,960

Health Care - 14.6%
Teva Pharmaceutical Industries Ltd. ADR	234,658	12,199,869
Gilead Sciences, Inc.*	278,440	9,544,923
Amgen, Inc.*	141,863	7,461,994
Celgene Corp.*	145,175	7,377,794
Express Scripts, Inc. — Class A*	155,390	7,306,438
Genzyme Corp.*	106,292	5,396,445
Biogen Idec, Inc.*	92,220	4,375,839

		Market
	Shares	Value
COMMON STOCKS(a) - 95.6% (continued)
Health Care - 14.6% (continued)
Intuitive Surgical, Inc.*	12,434	$3,924,419
Life Technologies Corp.*	58,722	2,774,614
Vertex Pharmaceuticals, Inc.*	67,190	2,210,551
Cerner Corp.*	26,016	1,974,354
Warner Chilcott plc - Class A*	79,827	1,824,047
Mylan, Inc.*	99,693	1,698,769
Illumina, Inc.*	37,984	1,653,444
Henry Schein, Inc.*	28,939	1,588,751
QIAGEN N.V.*	74,717	1,436,061
DENTSPLY International, Inc.	44,640	1,335,182
Cephalon, Inc.*	23,272	1,320,686
Hologic, Inc.*	86,553	1,205,683
Patterson Companies, Inc.	37,398	1,066,965

Total Health Care		77,676,828

Consumer Discretionary - 13.8%
Amazon.com, Inc.*	94,017	10,272,298
Starbucks Corp.	329,145	7,998,224
Comcast Corp. — Class A	459,717	7,985,284
DIRECTV — Class A*	205,210	6,960,723
News Corp. — Class A	452,591	5,412,988
Bed Bath & Beyond, Inc.*	112,480	4,170,758
Wynn Resorts Ltd.	42,700	3,256,729
Staples, Inc.	155,765	2,967,323
Priceline.com, Inc.*	15,940	2,814,048
Mattel, Inc.	132,523	2,804,187
Sears Holdings Corp.*	38,160	2,467,044
Ross Stores, Inc.	39,320	2,095,363
O’Reilly Automotive, Inc.*	43,747	2,080,607
Apollo Group, Inc. — Class A*	48,690	2,067,864
Urban Outfitters, Inc.*	53,239	1,830,889
Liberty Media Corp.- Interactive*	174,017	1,827,179
Virgin Media, Inc.	107,497	1,794,125
Garmin Ltd.	58,690	1,712,574
Expedia, Inc.	88,660	1,665,035
DISH Network Corp. — Class A	68,682	1,246,578

Total Consumer Discretionary		73,429,820

Industrials - 4.2%
PACCAR, Inc.	129,947	5,180,987
CH Robinson Worldwide, Inc.	52,090	2,899,329
First Solar, Inc.*	23,726	2,700,731
Expeditors International of Washington, Inc.	66,409	2,291,775
Fastenal Co.	44,779	2,247,458
Stericycle, Inc.*	28,250	1,852,635
Joy Global, Inc.	32,113	1,608,540
Cintas Corp.	58,273	1,396,804
J.B. Hunt Transport Services, Inc.	40,430	1,320,848
Foster Wheeler AG*	42,317	891,196

Total Industrials		22,390,303

Telecommunication Services - 1.6%
Vodafone Group plc - SP ADR	207,120	4,281,171
Millicom International Cellular S.A.	33,415	2,708,954
NII Holdings, Inc.*	51,654	1,679,788

Total Telecommunication Services		8,669,913

Schedule of Investments	Domestic Equity Funds
June 30, 2010	NASDAQ-100® Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 95.6% (continued)
Consumer Staples - 0.8%
Costco Wholesale Corp.	73,712	$4,041,629

Materials - 0.4%
Sigma-Aldrich Corp	37,040	1,845,703

TOTAL COMMON STOCKS
(Cost $267,717,461)		507,924,156

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 5.3%
Credit Suisse Group issued 06/14/10 at 0.01% due 07/01/10††	8,721,106	8,721,106
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	7,743,052	7,743,052
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	6,540,247	6,540,247
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	3,533,237	3,533,237
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	1,503,505	1,503,505

TOTAL REPURCHASE AGREEMENTS
(Cost $28,041,147)		28,041,147

Total Investments - 100.9% (Cost $295,758,608)		$535,965,303
Liabilities, Less Cash & Other Assets - (0.9)%		(4,917,753)

Total Net Assets - 100.0%		$531,047,550

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,729,625)	165	$(277,536)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC July 2010 NASDAQ - 100 Index Swap, Terminating 07/29/10††† (Notional Market Value $2,195,316)	1,262	$(31,458)
Morgan Stanley Capital Services, Inc. July 2010 NASDAQ -100 Index Swap, Terminating 07/26/10††† (Notional Market Value $1,849,618)	1,064	(150,574)
Goldman Sachs International July 2010 NASDAQ -100 Index Swap, Terminating 07/26/10††† (Notional Market Value $14,122,303)	8,120	(786,796)

(Total Notional Market Value $18,167,237)		$(968,828)

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on NASDAQ - 100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9%
Information Technology - 14.7%
Apple, Inc.*	3,924	$987,004
Microsoft Corp.	32,850	755,879
International Business Machines Corp.	5,520	681,610
Cisco Systems, Inc.*	24,610	524,439
Intel Corp.	23,970	466,216
Google, Inc. — Class A*	1,040	462,748
Hewlett-Packard Co.	10,060	435,397
Oracle Corp.	16,865	361,923
QUALCOMM, Inc.	7,070	232,179
EMC Corp.*	8,862	162,175
Visa, Inc. — Class A	1,954	138,245
Texas Instruments, Inc.	5,270	122,686
Corning, Inc.	6,720	108,528
eBay, Inc.*	4,904	96,167
Dell, Inc.*	7,416	89,437
Automatic Data Processing, Inc.	2,170	87,364
Mastercard, Inc. — Class A	416	83,004
Yahoo!, Inc.*	5,070	70,118
Applied Materials, Inc.	5,794	69,644
Motorola, Inc.*	10,009	65,259
Cognizant Technology Solutions Corp. — Class A*	1,294	64,778
Broadcom Corp. — Class A	1,856	61,192
Adobe Systems, Inc.*	2,268	59,943
NetApp, Inc.*	1,480	55,219
Juniper Networks, Inc.*	2,274	51,893
Xerox Corp.	5,940	47,758
Symantec Corp.*	3,440	47,747
Intuit, Inc.*	1,350	46,939
Western Union Co.	2,900	43,239
Agilent Technologies, Inc.*	1,500	42,645
SanDisk Corp.*	992	41,733
Salesforce.com, Inc.*	486	41,709
Fidelity National Information Services, Inc.	1,426	38,245
Paychex, Inc.	1,387	36,020
Analog Devices, Inc.	1,280	35,661
Citrix Systems, Inc.*	803	33,911
Altera Corp.	1,302	32,303
Micron Technology, Inc.*	3,677	31,218
CA, Inc.	1,680	30,912
Fiserv, Inc.*	660	30,136
Akamai Technologies, Inc.*	740	30,022
Computer Sciences Corp	660	29,865
Xilinx, Inc.	1,180	29,807
Western Digital Corp.*	985	29,708
Amphenol Corp. — Class A	750	29,460
BMC Software, Inc.*	780	27,011
Linear Technology Corp.	970	26,976
NVIDIA Corp.*	2,473	25,249
Autodesk, Inc.*	990	24,116
Red Hat, Inc.*	810	23,441
Harris Corp.	560	23,324
Microchip Technology, Inc.	795	22,053
Teradata Corp.*	720	21,946
SAIC, Inc.*	1,260	21,092

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Information Technology - 14.7% (continued)
VeriSign, Inc.*	790	$20,975
McAfee, Inc.*	670	20,582
KLA-Tencor Corp.	730	20,352
Electronic Arts, Inc.*	1,410	20,304
FLIR Systems, Inc.*	660	19,199
Advanced Micro Devices, Inc.*	2,440	17,861
National Semiconductor Corp.	1,027	13,823
LSI Corp.*	2,820	12,972
Total System Services, Inc.	850	11,560
Lexmark International, Inc. — Class A*	340	11,230
Jabil Circuit, Inc.	830	11,039
Tellabs, Inc.	1,663	10,627
Molex, Inc.	576	10,506
Novellus Systems, Inc.*	410	10,398
MEMC Electronic Materials, Inc.*	980	9,682
JDS Uniphase Corp.*	972	9,564
Novell, Inc.*	1,513	8,594
QLogic Corp.*	480	7,978
Compuware Corp.*	970	7,741
Teradyne, Inc.*	775	7,556
Monster Worldwide, Inc.*	540	6,291

Total Information Technology		7,506,127

Financials - 12.9%
JPMorgan Chase & Co.	17,144	627,642
Bank of America Corp.	43,231	621,229
Berkshire Hathaway, Inc. — Class B*	7,380	588,112
Wells Fargo & Co.	22,453	574,797
Citigroup, Inc.*	97,380	366,149
Goldman Sachs Group, Inc.	2,220	291,419
American Express Co.	5,181	205,686
U.S. Bancorp	8,260	184,611
Morgan Stanley	6,020	139,724
MetLife, Inc.	3,530	133,293
Bank of New York Mellon Corp.	5,229	129,104
PNC Financial Services Group, Inc.	2,270	128,255
Prudential Financial, Inc.	2,010	107,857
Travelers Companies, Inc.	2,130	104,903
Simon Property Group, Inc.	1,259	101,664
Aflac, Inc.	2,020	86,193
Capital One Financial Corp.	1,967	79,270
CME Group, Inc. — Class A	280	78,834
BB&T Corp	2,984	78,509
State Street Corp.	2,162	73,119
Chubb Corp.	1,410	70,514
Allstate Corp.	2,319	66,625
Charles Schwab Corp.	4,222	59,868
Franklin Resources, Inc.	640	55,162
Progressive Corp.	2,890	54,101
Marsh & McLennan Companies, Inc.	2,331	52,564
Public Storage	586	51,515
Equity Residential	1,220	50,801
Loews Corp.	1,510	50,298
SunTrust Banks, Inc.	2,150	50,095
T. Rowe Price Group, Inc.	1,118	49,628

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Financials - 12.9% (continued)
Vornado Realty Trust	676	$49,314
Northern Trust Corp.	1,039	48,521
AON Corp.	1,160	43,059
Boston Properties, Inc.	600	42,804
Hartford Financial Services Group, Inc.	1,910	42,268
Fifth Third Bancorp	3,420	42,032
HCP, Inc.	1,270	40,957
Ameriprise Financial, Inc.	1,100	39,743
Host Hotels & Resorts, Inc.	2,844	38,337
IntercontinentalExchange, Inc.*	320	36,170
AvalonBay Communities, Inc.	363	33,893
Invesco Ltd.	2,010	33,828
Regions Financial Corp.	5,140	33,821
Discover Financial Services	2,340	32,713
Principal Financial Group, Inc.	1,380	32,347
Ventas, Inc.	684	32,114
Lincoln National Corp.	1,300	31,577
Unum Group	1,430	31,031
NYSE Euronext	1,120	30,946
M&T Bank Corp.	360	30,582
KeyCorp	3,789	29,137
Comerica, Inc.	761	28,028
Genworth Financial, Inc. — Class A*	2,107	27,538
Hudson City Bancorp, Inc.	2,040	24,970
Plum Creek Timber Company, Inc.	700	24,171
XL Capital Ltd. — Class A	1,470	23,535
Kimco Realty Corp.	1,750	23,520
Health Care REIT, Inc.	530	22,324
SLM Corp.*	2,090	21,715
People’s United Financial, Inc.	1,607	21,695
ProLogis	2,052	20,787
American International Group, Inc.*	580	19,975
Legg Mason, Inc.	707	19,817
Cincinnati Financial Corp.	700	18,109
Torchmark Corp.	360	17,824
Huntington Bancshares, Inc.	3,089	17,113
Moody’s Corp.	850	16,932
Assurant, Inc.	480	16,656
Marshall & Ilsley Corp.	2,265	16,263
Leucadia National Corp.*	816	15,920
CB Richard Ellis Group, Inc. — Class A*	1,160	15,788
Zions Bancorp	690	14,883
First Horizon National Corp.*	981	11,227
NASDAQ OMX Group, Inc.*	630	11,201
E*Trade Financial Corp.*	850	10,047
Apartment Investment & Management Co. — Class A	500	9,685
Federated Investors, Inc. — Class B	380	7,870
Janus Capital Group, Inc.	790	7,015

Total Financials		6,571,343

Health Care - 9.5%
Johnson & Johnson	11,882	701,751
Pfizer, Inc.	34,746	495,478

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Health Care - 9.5% (continued)
Merck & Company, Inc. Co., Inc.	13,427	$469,542
Abbott Laboratories	6,650	311,087
Amgen, Inc.*	4,130	217,238
Bristol-Myers Squibb Co.	7,414	184,905
Medtronic, Inc.	4,750	172,283
Eli Lilly & Co.	4,365	146,228
UnitedHealth Group, Inc.	4,900	139,160
Gilead Sciences, Inc.*	3,830	131,292
Express Scripts, Inc. — Class A*	2,360	110,967
Medco Health Solutions, Inc.*	1,970	108,508
Baxter International, Inc.	2,570	104,445
Celgene Corp.*	1,994	101,335
WellPoint, Inc.*	1,840	90,031
Thermo Fisher Scientific, Inc.*	1,770	86,819
McKesson Corp.	1,174	78,846
Allergan, Inc.	1,320	76,903
Becton Dickinson and Co.	1,010	68,296
Stryker Corp.	1,210	60,573
Genzyme Corp.*	1,150	58,385
Biogen Idec, Inc.*	1,150	54,568
Intuitive Surgical, Inc.*	170	53,655
Cardinal Health, Inc.	1,560	52,432
St. Jude Medical, Inc.*	1,413	50,995
Aetna, Inc.	1,830	48,275
Zimmer Holdings, Inc.*	870	47,023
Hospira, Inc.*	710	40,789
AmerisourceBergen Corp. — Class A	1,220	38,735
Boston Scientific Corp.*	6,530	37,874
Life Technologies Corp.*	786	37,139
CIGNA Corp.	1,185	36,806
Forest Laboratories, Inc.*	1,300	35,659
Laboratory Corp. of America Holdings*	450	33,908
Humana, Inc.*	730	33,339
Quest Diagnostics, Inc.	650	32,351
CR Bard, Inc.	410	31,787
DaVita, Inc.*	451	28,160
Varian Medical Systems, Inc.*	530	27,708
Waters Corp.*	400	25,880
Millipore Corp.*	240	25,596
Mylan, Inc.*	1,330	22,663
Cerner Corp.*	286	21,705
DENTSPLY International, Inc.	630	18,843
Watson Pharmaceuticals, Inc.*	460	18,662
Cephalon, Inc.*	320	18,160
CareFusion Corp.*	773	17,547
Patterson Companies, Inc.	400	11,412
Coventry Health Care, Inc.*	640	11,315
PerkinElmer, Inc.	510	10,542
King Pharmaceuticals, Inc.*	1,084	8,228
Tenet Healthcare Corp.*	1,884	8,177

Total Health Care		4,854,005

Consumer Staples - 9.1%
Procter & Gamble Co.	12,410	744,352
Coca-Cola Co.	9,935	497,942
Wal-Mart Stores, Inc.	8,950	430,227

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Consumer Staples - 9.1% (continued)
PepsiCo, Inc.	6,950	$423,603
Philip Morris International, Inc.	7,980	365,803
Kraft Foods, Inc. — Class A	7,509	210,252
Altria Group, Inc.	8,966	179,679
CVS Caremark Corp.	5,860	171,815
Colgate-Palmolive Co.	2,110	166,184
Walgreen Co.	4,220	112,674
Kimberly-Clark Co.	1,780	107,921
Costco Wholesale Corp.	1,897	104,013
General Mills, Inc.	2,858	101,516
Sysco Corp.	2,549	72,825
Archer-Daniels-Midland Co.	2,770	71,521
HJ Heinz Co.	1,360	58,779
Kellogg Co.	1,095	55,078
Kroger Co.	2,780	54,738
Avon Products, Inc.	1,854	49,131
Lorillard, Inc.	660	47,507
ConAgra Foods, Inc.	1,924	44,868
Mead Johnson Nutrition Co. — Class A	880	44,106
Sara Lee Corp.	2,850	40,185
Dr Pepper Snapple Group, Inc.	1,060	39,633
Clorox Co.	614	38,166
Reynolds American, Inc.	725	37,787
Coca-Cola Enterprises, Inc.	1,400	36,204
Hershey Co.	710	34,030
Safeway, Inc.	1,667	32,773
JM Smucker Co.	510	30,712
Campbell Soup Co.	810	29,022
Estee Lauder Companies, Inc. — Class A	519	28,924
Molson Coors Brewing Co. — Class B	680	28,805
Brown-Forman Corp. — Class B	470	26,898
Whole Foods Market, Inc.*	743	26,763
Tyson Foods, Inc. — Class A	1,321	21,651
McCormick & Company, Inc.	566	21,485
Constellation Brands, Inc. — Class A*	830	12,965
Hormel Foods Corp.	300	12,144
SUPERVALU, Inc.	908	9,843
Dean Foods Co.*	780	7,855

Total Consumer Staples		4,630,379

Energy - 8.5%
Exxon Mobil Corp.	22,022	1,256,773
Chevron Corp.	8,649	586,921
ConocoPhillips	6,407	314,520
Schlumberger Ltd.	5,140	284,448
Occidental Petroleum Corp.	3,500	270,025
Apache Corp.	1,450	122,075
Devon Energy Corp.	1,929	117,515
EOG Resources, Inc.	1,087	106,928
Halliburton Co.	3,900	95,745
Marathon Oil Corp.	3,060	95,135
Anadarko Petroleum Corp.	2,130	76,872
Baker Hughes, Inc.	1,849	76,863
Hess Corp.	1,258	63,328

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Energy - 8.5% (continued)
National Oilwell Varco, Inc.	1,814	$59,989
Chesapeake Energy Corp.	2,800	58,660
Southwestern Energy Co.*	1,487	57,458
Spectra Energy Corp.	2,790	55,995
Williams Companies, Inc.	2,518	46,029
Peabody Energy Corp.	1,160	45,391
Noble Energy, Inc.	750	45,247
Valero Energy Corp.	2,443	43,925
Murphy Oil Corp.	820	40,631
Smith International, Inc.	1,070	40,285
Cameron International Corp.*	1,050	34,146
El Paso Corp.	3,030	33,663
Consol Energy, Inc.	973	32,848
Pioneer Natural Resources Co.	500	29,725
Range Resources Corp.	690	27,703
FMC Technologies, Inc.*	520	27,383
Denbury Resources, Inc.*	1,717	25,137
QEP Resources, Inc.*	750	23,123
Nabors Industries Ltd.*	1,230	21,673
Diamond Offshore Drilling, Inc.	300	18,657
Sunoco, Inc.	516	17,941
Helmerich & Payne, Inc.	460	16,799
Cabot Oil & Gas Corp.	446	13,969
Massey Energy Co.	440	12,034
Rowan Companies, Inc.*	490	10,751
Tesoro Corp.	610	7,119

Total Energy		4,313,429

Industrials - 8.2%
General Electric Co.	45,998	663,291
United Technologies Corp.	4,020	260,938
United Parcel Service, Inc. — Class B	4,270	242,920
3M Co.	3,074	242,815
Boeing Co.	3,270	205,193
Caterpillar, Inc.	2,703	162,369
Union Pacific Corp.	2,180	151,532
Emerson Electric Co.	3,250	141,993
Honeywell International, Inc.	3,303	128,916
Deere & Co.	1,830	101,894
Lockheed Martin Corp.	1,340	99,830
General Dynamics Corp.	1,660	97,210
FedEx Corp.	1,350	94,649
Norfolk Southern Corp.	1,586	84,137
Danaher Corp.	2,266	84,114
CSX Corp.	1,680	83,378
Raytheon Co.	1,637	79,215
Northrop Grumman Corp.	1,300	70,772
Illinois Tool Works, Inc.	1,667	68,814
Waste Management, Inc.	2,080	65,083
Precision Castparts Corp.	610	62,781
PACCAR, Inc.	1,570	62,596
Cummins, Inc.	860	56,012
Eaton Corp.	722	47,248
Republic Services, Inc. — Class A	1,400	41,622
CH Robinson Worldwide, Inc.	710	39,519
Parker Hannifin Corp.	690	38,267
Rockwell Collins, Inc.	680	36,128

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Industrials - 8.2% (continued)
Goodrich Corp.	540	$35,775
Southwest Airlines Co.	3,211	35,674
L-3 Communications Holdings, Inc.	500	35,420
ITT Corp.	787	35,352
Dover Corp.	800	33,432
Fluor Corp.	770	32,725
Expeditors International of Washington, Inc.	922	31,818
Rockwell Automation, Inc.	610	29,945
Fastenal Co.	573	28,759
WW Grainger, Inc.	270	26,852
First Solar, Inc.*	210	23,904
Stericycle, Inc.*	360	23,609
Roper Industries, Inc.	400	22,384
Flowserve Corp.	240	20,352
Textron, Inc.	1,179	20,008
Jacobs Engineering Group, Inc.*	540	19,678
Pitney Bowes, Inc.	890	19,544
Quanta Services, Inc.*	906	18,709
Iron Mountain, Inc.	779	17,496
Pall Corp.	500	17,185
Masco Corp.	1,553	16,710
Equifax, Inc.	552	15,489
Avery Dennison Corp.	480	15,422
Robert Half International, Inc.	650	15,308
Dun & Bradstreet Corp.	220	14,766
RR Donnelley & Sons Co.	890	14,569
Cintas Corp.	570	13,663
Snap-On, Inc.	248	10,146
Ryder System, Inc.	230	9,253

Total Industrials		4,167,183

Consumer Discretionary - 8.0%
McDonald’s Corp.	4,643	305,834
Walt Disney Co.	8,440	265,860
Comcast Corp. — Class A	12,160	211,219
Home Depot, Inc.	7,240	203,227
Amazon.com, Inc.*	1,480	161,705
Target Corp.	3,170	155,869
Ford Motor Co.*	14,679	147,964
Time Warner, Inc.	4,910	141,948
DIRECTV — Class A*	3,920	132,966
Lowe’s Companies, Inc.	6,160	125,787
News Corp. — Class A	9,710	116,132
NIKE, Inc. — Class B	1,670	112,809
Viacom, Inc. — Class B	2,620	82,189
Time Warner Cable, Inc. — Class A	1,534	79,891
Yum! Brands, Inc.	2,010	78,470
Starbucks Corp.	3,213	78,076
Johnson Controls, Inc.	2,901	77,950
TJX Companies, Inc.	1,760	73,832
Kohl’s Corp.*	1,333	63,318
Staples, Inc.	3,140	59,817
Carnival Corp.	1,870	56,549
Best Buy Company, Inc.	1,490	50,451
Coach, Inc.	1,310	47,880
Discovery Communications, Inc. — Class A*	1,270	45,352

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Consumer Discretionary - 8.0% (continued)
Omnicom Group, Inc.	1,320	$45,276
Bed Bath & Beyond, Inc.*	1,128	41,826
McGraw-Hill Companies, Inc.	1,360	38,270
CBS Corp. — Class B	2,931	37,898
The Gap, Inc.	1,930	37,558
Stanley Black & Decker, Inc.	689	34,808
Priceline.com, Inc.*	195	34,425
Starwood Hotels & Resorts Worldwide, Inc.	824	34,138
Mattel, Inc.	1,569	33,200
Marriott International, Inc. — Class A	1,108	33,174
Macy’s, Inc.	1,819	32,560
O’Reilly Automotive, Inc.*	599	28,488
Ross Stores, Inc.	526	28,031
Whirlpool Corp.	316	27,751
VF Corp.	380	27,048
Genuine Parts Co.	679	26,787
Fortune Brands, Inc.	656	25,702
Limited Brands, Inc.	1,160	25,601
AutoZone, Inc.*	130	25,119
Darden Restaurants, Inc.	606	23,543
Nordstrom, Inc.	719	23,145
Apollo Group, Inc. — Class A*	540	22,934
Wynn Resorts Ltd.	300	22,881
Hasbro, Inc.	556	22,852
Harley-Davidson, Inc.	1,006	22,363
H&R Block, Inc.	1,420	22,280
JC Penney Company, Inc.	1,018	21,867
Family Dollar Stores, Inc.	580	21,860
Tiffany & Co.	554	21,002
Polo Ralph Lauren Corp. — Class A	280	20,429
International Game Technology	1,280	20,096
CarMax, Inc.*	990	19,701
Urban Outfitters, Inc.*	560	19,258
Newell Rubbermaid, Inc.	1,200	17,568
Expedia, Inc.	890	16,714
Wyndham Worldwide Corp.	784	15,790
Scripps Networks Interactive, Inc. — Class A	390	15,733
Interpublic Group of Companies, Inc.*	2,105	15,009
DeVry, Inc.	270	14,172
Gannett Co., Inc.	1,030	13,864
Sears Holdings Corp.*	210	13,577
Leggett & Platt, Inc.	640	12,838
GameStop Corp. — Class A*	660	12,401
Washington Post Co. — Class B	30	12,314
DR Horton, Inc.	1,190	11,698
Abercrombie & Fitch Co. — Class A	380	11,662
Pulte Group, Inc.*	1,368	11,327
Big Lots, Inc.*	350	11,232
RadioShack Corp.	540	10,535
Goodyear Tire & Rubber Co.*	1,053	10,467
Lennar Corp. — Class A	700	9,737
Harman International Industries, Inc.*	300	8,967

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Consumer Discretionary - 8.0% (continued)
AutoNation, Inc.*	380	$7,410
Eastman Kodak Co.*	1,160	5,034
Meredith Corp.	160	4,981
Office Depot, Inc.*	1,192	4,816
New York Times Co. — Class A*	499	4,316

Total Consumer Discretionary		4,069,128

Utilities - 2.9%
Southern Co.	3,550	118,144
Exelon Corp.	2,853	108,329
Dominion Resources, Inc.	2,570	99,562
Duke Energy Corp.	5,664	90,624
NextEra Energy, Inc.	1,790	87,280
Public Service Enterprise Group, Inc.	2,176	68,174
American Electric Power Company, Inc.	2,060	66,538
PG&E Corp.	1,600	65,760
Entergy Corp.	816	58,442
Consolidated Edison, Inc.	1,210	52,151
PPL Corp.	2,020	50,399
Sempra Energy	1,071	50,112
Progress Energy, Inc.	1,243	48,751
FirstEnergy Corp.	1,310	46,151
Edison International	1,400	44,408
Xcel Energy, Inc.	1,980	40,808
DTE Energy Co.	730	33,295
Constellation Energy Group, Inc.	870	28,058
AES Corp.*	2,880	26,611
Wisconsin Energy Corp.	500	25,370
Ameren Corp.	1,029	24,459
CenterPoint Energy, Inc.	1,790	23,556
NRG Energy, Inc.*	1,100	23,331
Equities Corp.	616	22,262
Oneok, Inc.	456	19,722
Northeast Utilities	757	19,288
SCANA Corp.	490	17,523
NiSource, Inc.	1,203	17,444
Pinnacle West Capital Corp.	470	17,089
Allegheny Energy, Inc.	730	15,096
Pepco Holdings, Inc.	960	15,053
CMS Energy Corp.	990	14,504
Integrys Energy Group, Inc.	330	14,434
TECO Energy, Inc.	919	13,849
Nicor, Inc.	204	8,262

Total Utilities		1,474,839

Materials - 2.7%
EI du Pont de Nemours & Co.	3,899	134,866
Newmont Mining Co.	2,122	131,012
Freeport-McMoRan Copper & Gold, Inc. — Class B	2,026	119,797
Dow Chemical Co.	4,980	118,126
Monsanto Co.	2,350	108,617
Praxair, Inc.	1,319	100,231
Air Products & Chemicals, Inc.	910	58,977
Nucor Corp.	1,360	52,061
Ecolab, Inc.	1,010	45,359
Alcoa, Inc.	4,404	44,304

		Market
	Shares	Value
COMMON STOCKS(a) - 78.9% (continued)
Materials - 2.7% (continued)
PPG Industries, Inc.	716	$43,254
International Paper Co.	1,875	42,431
Weyerhaeuser Co.	910	32,032
Sherwin-Williams Co.	400	27,676
Cliffs Natural Resources, Inc.	580	27,353
Sigma-Aldrich Corp	520	25,912
Vulcan Materials Co.	552	24,194
United States Steel Co.	619	23,862
Airgas, Inc.	360	22,392
Ball Corp.	400	21,132
CF Industries Holdings, Inc.	314	19,923
Owens-Illinois, Inc.*	710	18,780
Allegheny Technologies, Inc.	420	18,560
FMC Corp.	310	17,803
Eastman Chemical Co.	310	16,542
MeadWestvaco Corp.	740	16,428
Pactiv Corp.*	570	15,875
International Flavors & Fragrances, Inc.	339	14,380
Sealed Air Corp.	692	13,646
Bemis Company, Inc.	470	12,690
Titanium Metals Corp.*	356	6,262
AK Steel Holding Corp.	470	5,602

Total Materials		1,380,079

Telecommunication Services - 2.4%
AT&T, Inc.	25,456	615,781
Verizon Communications, Inc.	12,180	341,283
American Tower Corp. — Class A*	1,736	77,252
Sprint Nextel Corp.*	12,840	54,441
CenturyLink, Inc.	1,290	42,970
Qwest Communications International, Inc.	6,431	33,763
Windstream Corp.	2,080	21,965
Frontier Communications Corp.	1,353	9,620
MetroPCS Communications, Inc.*	1,133	9,279

Total Telecommunication Services		1,206,354

TOTAL COMMON STOCKS
(Cost $29,807,110)		40,172,866

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Nova Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 31.4%
Credit Suisse Group issued 06/14/10 at 0.01%†† due 07/01/10	$9,386,060	$9,386,060
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,635,632	2,635,632
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,226,214	2,226,214
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	1,202,667	1,202,667
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	511,773	511,773

TOTAL REPURCHASE AGREEMENTS
(Cost $15,962,346)		15,962,346

Total Investments - 110.3% (Cost $45,769,456)		$56,135,212
Liabilities, Less Cash & Other Assets - (10.3)%		(5,263,148)

Total Net Assets - 100.0%		$50,872,064

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,589,138)	31	$(132,775)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS(b)
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap, Terminating 07/26/10††† (Notional Market Value $1,411,532)	1,369	$(87,819)
Credit Suisse Capital, LLC July 2010 S&P 500 Index Swap, Terminating 07/30/10††† (Notional Market Value $25,617,391)	24,854	(257,965)
Goldman Sachs International July 2010 S&P 500 Index Swap, Terminating 07/26/10††† (Notional Market Value $7,720,179)	7,490	(327,489)

(Total Notional Market Value $34,749,102)		$(673,273)

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
June 30, 2010	Precious Metals Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Materials - 99.1%
Freeport-McMoRan Copper & Gold, Inc. — Class B	502,749	$29,727,548
Newmont Mining Co.	351,707	21,714,390
Barrick Gold Corp.	470,547	21,367,539
Goldcorp, Inc.	419,490	18,394,636
Agnico-Eagle Mines Ltd.	202,501	12,308,011
Yamana Gold, Inc.	1,040,690	10,719,107
Silver Wheaton Corp.*	527,755	10,607,876
Kinross Gold Corp.	546,902	9,346,555
Randgold Resources Ltd. ADR	97,653	9,252,622
Eldorado Gold Co.	498,899	8,960,226
AngloGold Ashanti Ltd. ADR	198,017	8,550,374
Southern Copper Co.	311,003	8,254,020
Gold Fields Ltd. ADR	612,214	8,185,301
IAMGOLD Corp.	434,233	7,677,239
Titanium Metals Corp.*	418,376	7,359,234
Hecla Mining Co.*	1,393,827	7,275,777
Coeur d’Alene Mines Corp.*	441,729	6,970,484
Cia de Minas Buenaventura S.A. ADR	169,779	6,526,305
Harmony Gold Mining Co. Ltd. ADR	545,070	5,761,390
Stillwater Mining Co.*	465,190	5,405,508
Pan American Silver Corp.	205,420	5,193,018

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Materials - 99.1% (continued)
Royal Gold, Inc.	104,613	$5,021,424
Lihir Gold Ltd. ADR	125,077	4,501,521
Silver Standard Resources, Inc.*	168,565	3,008,885
Silvercorp Metals, Inc.	368,054	2,436,517
Novagold Resources, Inc.*	346,771	2,420,462
Gammon Gold, Inc.*	436,463	2,383,088
New Gold, Inc.*	363,100	2,247,589
Jaguar Mining, Inc.*	235,756	2,081,725
Seabridge Gold, Inc.*	66,565	2,060,187
Allied Nevada Gold Corp.*	78,800	1,550,784

Total Materials		257,269,342

TOTAL COMMON STOCKS
(Cost $151,646,097)		257,269,342

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,866,220	1,866,220

TOTAL REPURCHASE AGREEMENT
(Cost $1,866,220)		1,866,220

Total Investments - 99.8% (Cost $153,512,317)		$259,135,562
Cash & Other Assets, Less Liabilities - 0.2%		624,357

Total Net Assets - 100.0%		$259,759,919

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Specialty Funds
June 30, 2010	Real Estate Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.2%
Real Estate Investment Trusts (REITs) - 91.9%
Specialized Reit’s - 26.2%
Public Storage	11,159	$980,988
HCP, Inc.	23,639	762,358
Host Hotels & Resorts, Inc.	52,879	712,809
Ventas, Inc.	14,332	672,887
Plum Creek Timber Company, Inc.	16,813	580,553
Health Care REIT, Inc.	13,516	569,294
Nationwide Health Properties, Inc.	14,503	518,772
Rayonier, Inc.	10,544	464,147
Senior Housing Properties Trust	19,664	395,443
Hospitality Properties Trust	18,686	394,275
Omega Healthcare Investors, Inc.	17,008	338,969
Entertainment Properties Trust	8,551	325,536
Healthcare Realty Trust, Inc.	13,346	293,212
Potlatch Corp.	8,091	289,091
LaSalle Hotel Properties	13,851	284,915
DiamondRock Hospitality Co.*	33,469	275,115
Extra Space Storage, Inc.	19,644	273,052
Medical Properties Trust, Inc.	27,376	258,429
Sunstone Hotel Investors, Inc.*	23,591	234,259
Sovran Self Storage, Inc.	6,340	218,286
U-Store-It Trust	27,480	205,001
Hersha Hospitality Trust	42,600	192,552
National Health Investors, Inc.	3,650	140,744

Total Specialized Reit’s		9,380,687

Retail Reit’s - 18.9%
Simon Property Group, Inc.	14,729	1,189,367
Kimco Realty Corp.	42,241	567,719
Macerich Co.	14,237	531,325
Federal Realty Investment Trust	7,261	510,230
General Growth Properties, Inc.	37,380	495,659
Realty Income Corp.	14,439	437,935
Regency Centers Corp.	11,865	408,156
Developers Diversified Realty Corp.	37,426	370,517
Weingarten Realty Investors	19,130	364,426
Taubman Centers, Inc.	9,113	342,922
National Retail Properties, Inc.	15,536	333,092
Tanger Factory Outlet Centers	7,951	329,012
CBL & Associates Properties, Inc.	25,322	315,006
Equity One, Inc.	13,490	210,444
Pennsylvania Real Estate Investment Trust	15,740	192,343
Acadia Realty Trust	10,730	180,479

Total Retail Reit’s		6,778,632

Office Reit’s - 15.2%
Boston Properties, Inc.	10,714	764,337
Digital Realty Trust, Inc.	9,522	549,229
SL Green Realty Corp.	8,938	491,948
Duke Realty Corp.	35,007	397,329
Alexandria Real Estate Equities, Inc.	6,243	395,619
Corporate Office Properties Trust SBI	9,936	375,183
Mack-Cali Realty Corp.	12,516	372,101
Highwoods Properties, Inc.	12,133	336,812
BioMed Realty Trust, Inc.	20,347	327,383
Douglas Emmett, Inc.	22,501	319,964

		Market
	Shares	Value
COMMON STOCKS(a) - 99.2% (continued)
Real Estate Investment Trusts (REITs) - 91.9% (continued)
Office Reit’s - 15.2% (continued)
CommonWealth REIT	49,607	$308,060
Kilroy Realty Corp.	10,015	297,746
Brandywine Realty Trust	26,882	288,982
Lexington Realty Trust	37,630	226,156

Total Office Reit’s		5,450,849

Residential Reit’s - 13.7%
Equity Residential	19,918	829,385
AvalonBay Communities, Inc.	7,129	665,635
UDR, Inc.	22,588	432,108
Essex Property Trust, Inc.	4,274	416,886
Camden Property Trust	9,559	390,485
BRE Properties, Inc.	9,874	364,647
Apartment Investment & Management Co. — Class A	18,419	356,776
Mid-America Apartment Communities, Inc.	6,073	312,577
Home Properties, Inc.	6,894	310,713
Equity Lifestyle Properties, Inc.	6,185	298,303
American Campus Communities, Inc.	10,912	297,788
Post Properties, Inc.	11,023	250,553

Total Residential Reit’s		4,925,856

Mortgage Reit’s - 6.6%
Annaly Capital Management, Inc.	45,923	787,579
MFA Financial, Inc.	49,513	366,396
Redwood Trust, Inc.	18,110	265,130
Hatteras Financial Corp.	8,999	250,352
Anworth Mortgage Asset Corp.	33,664	239,688
American Capital Agency Corp.	8,680	229,326
Capstead Mortgage Corp.	20,258	224,054

Total Mortgage Reit’s		2,362,525

Diversifed Reit’s - 6.4%
Vornado Realty Trust	12,224	891,741
Liberty Property Trust	15,327	442,184
Washington Real Estate Investment Trust	11,669	321,948
Colonial Properties Trust	17,099	248,448
Cousins Properties, Inc.	31,012	209,018
PS Business Parks, Inc.	3,360	187,421

Total Diversifed Reit’s		2,300,760

Industrial Reit’s - 4.9%
ProLogis	52,466	531,481
AMB Property Corp.	20,305	481,431
DuPont Fabros Technology, Inc.	12,345	303,193
DCT Industrial Trust, Inc.	52,180	235,854
EastGroup Properties, Inc.	5,750	204,585

Total Industrial Reit’s		1,756,544

Total Real Estate Investment Trusts (REITs)		32,955,853

Real Estate Management & Development - 7.3%
Real Estate Services - 3.3%
CB Richard Ellis Group, Inc. — Class A*	36,481	496,507
Jones Lang LaSalle, Inc.	6,144	403,292

Schedule of Investments	Specialty Funds
June 30, 2010	Real Estate Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.2% (continued)
Real Estate Management & Development - 7.3% (continued)
Real Estate Services - 3.3% (continued)
E-House China Holdings Ltd. ADR	19,420	$287,610

Total Real Estate Services		1,187,409

Diversified Real Estate Activities - 2.2%
Brookfield Asset Management, Inc. — Class A	19,530	441,768
St. Joe Co.*	15,524	359,536

Total Diversified Real Estate Activities		801,304

Real Estate Operating Companies - 1.8%
Brookfield Properties Corp.	23,670	332,327

		Market
	Shares	Value
COMMON STOCKS(a) - 99.2% (continued)
Real Estate Management & Development - 7.3% (continued)
Real Estate Operating Companies - 1.8% (continued)
Forest City Enterprises, Inc. — Class A*	28,290	$320,243

Total Real Estate Operating Companies		652,570

Total Real Estate Management & Development		2,641,283

TOTAL COMMON STOCKS
(Cost $28,707,661)		35,597,136

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b) † - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	239,130	239,130

TOTAL REPURCHASE AGREEMENT
(Cost $239,130)		239,130

Total Investments - 99.9% (Cost $28,946,791)		$35,836,266
Cash & Other Assets, Less Liabilities - 0.1%		36,913

Total Net Assets - 100.0%		$35,873,179

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
June 30, 2010	Retailing Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4%
Consumer Discretionary - 80.6%
Amazon.com, Inc.*	3,163	$345,590
Home Depot, Inc.	12,208	342,678
Target Corp.	6,193	304,510
Lowe’s Companies, Inc.	13,464	274,935
TJX Companies, Inc.	5,019	210,547
Kohl’s Corp.*	4,068	193,229
Best Buy Company Inc.	5,625	190,463
Staples, Inc.	9,803	186,748
The Gap, Inc.	9,386	182,652
Bed Bath & Beyond, Inc.*	4,378	162,337
AutoZone, Inc.*	825	159,407
Dollar General Corp.*	5,704	157,145
Priceline.com, Inc.*	827	145,999
Limited Brands, Inc.	6,088	134,362
Sears Holdings Corp.*	2,064	133,438
Macy’s, Inc.	7,424	132,890
O’Reilly Automotive, Inc.*	2,786	132,502
Ross Stores, Inc.	2,436	129,814
Genuine Parts Co.	3,270	129,001
Nordstrom, Inc.	4,007	128,985
Urban Outfitters, Inc.*	3,630	124,836
Dollar Tree, Inc.*	2,907	121,018
Expedia, Inc.	6,294	118,201
Netflix, Inc.*	1,073	116,581
Family Dollar Stores, Inc.	3,087	116,349
Liberty Media Corp.- Interactive*	11,018	115,689
CarMax, Inc.*	5,590	111,241
Advance Auto Parts, Inc.	2,183	109,543
Tiffany & Co.	2,876	109,029
JC Penney Company Inc.	5,058	108,646
PetSmart, Inc.	3,208	96,785
AutoNation, Inc.*	4,794	93,483
GameStop Corp. — Class A*	4,723	88,745
Guess?, Inc.	2,764	86,347
LKQ Corp.*	4,478	86,336
Aeropostale, Inc.*	2,996	85,805
Williams-Sonoma, Inc.	3,450	85,629
Dick’s Sporting Goods, Inc.*	3,410	84,875
Big Lots, Inc.*	2,564	82,279
Abercrombie & Fitch Co. — Class A	2,664	81,758
RadioShack Corp.	4,013	78,294
American Eagle Outfitters, Inc.	6,643	78,055
Signet Jewelers Ltd.*	2,800	77,000
Tractor Supply Co.	1,251	76,273
J Crew Group, Inc.*	2,025	74,540
Foot Locker, Inc.	5,558	70,142
Dress Barn, Inc.*	2,937	69,930

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4% (continued)
Consumer Discretionary - 80.6% (continued)
Chico’s FAS, Inc.	6,720	$66,394
Buckle, Inc.	1,937	62,798
Ulta Salon Cosmetics & Fragrance, Inc.*	2,531	59,883
HSN, Inc.*	2,481	59,544
Gymboree Corp.*	1,363	58,214
Rent-A-Center, Inc.*	2,836	57,457
Aaron’s, Inc.	3,362	57,389
Dillard’s, Inc. — Class A	2,649	56,954
The Children’s Place Retail Stores, Inc.*	1,283	56,478
Saks, Inc.*	6,999	53,122
Penske Automotive Group, Inc.*	4,606	52,324
Jos A. Bank Clothiers, Inc.*	934	50,427
Jo-Ann Stores, Inc.*	1,337	50,151
DSW, Inc. — Class A*	2,210	49,637
OfficeMax, Inc.*	3,797	49,589
Office Depot, Inc.*	12,244	49,466
Men’s Wearhouse, Inc.	2,682	49,242
Collective Brands, Inc.*	3,078	48,632
hhgregg, Inc.*	2,050	47,806
Cabela’s, Inc.*	3,373	47,694
AnnTaylor Stores Corp.*	2,857	46,483
Barnes & Noble, Inc.	3,081	39,745

Total Consumer Discretionary		7,494,070

Consumer Staples - 18.8%
Wal-Mart Stores, Inc.	14,187	681,969
CVS Caremark Corp.	10,972	321,699
Walgreen Co.	9,689	258,696
Costco Wholesale Corp.	4,584	251,341
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,280	158,506
BJ’s Wholesale Club, Inc.*	1,926	71,281

Total Consumer Staples		1,743,492

TOTAL COMMON STOCKS
(Cost $7,527,447)		9,237,562

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	53,377	53,377

TOTAL REPURCHASE AGREEMENT
(Cost $53,377)		53,377

Total Investments - 100.0%
(Cost $7,580,824)		$9,290,939
Cash & Other Assets, Less Liabilities - 0.0%		3,558

Total Net Assets - 100.0%		$9,294,497

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7%
Financials - 17.1%
MFA Financial, Inc.	3,546	$26,240
Highwoods Properties, Inc.	916	25,428
Omega Healthcare Investors, Inc.	1,183	23,577
ProAssurance Corp.*	410	23,272
FirstMerit Corp.	1,358	23,263
BioMed Realty Trust, Inc.	1,443	23,218
Alterra Capital Holdings Ltd.	1,220	22,912
Apollo Investment Corp.	2,455	22,905
Home Properties, Inc.	505	22,760
National Retail Properties, Inc.	1,061	22,748
Entertainment Properties Trust	596	22,690
SVB Financial Group*	536	22,099
CBL & Associates Properties, Inc.	1,750	21,770
Washington Real Estate Investment Trust	767	21,162
Tanger Factory Outlet Centers	510	21,104
Platinum Underwriters Holdings Ltd.	576	20,903
American Capital Ltd.*	4,303	20,740
Prosperity Bancshares, Inc.	596	20,711
Kilroy Realty Corp.	690	20,514
Signature Bank *	520	19,765
Mid-America Apartment Communities, Inc.	380	19,559
Westamerica Bancorp	370	19,432
LaSalle Hotel Properties	886	18,225
Potlatch Corp.	510	18,222
American Campus Communities, Inc.	660	18,011
Iberiabank Corp.	340	17,503
MGIC Investment Corp.*	2,530	17,432
Stifel Financial Corp.*	401	17,399
Healthcare Realty Trust, Inc.	790	17,356
Trustmark Corp.	810	16,864
Umpqua Holdings Corp.	1,450	16,646
First American Financial Corp.	1,310	16,611
Knight Capital Group, Inc. — Class A*	1,196	16,493
Equity Lifestyle Properties, Inc.	338	16,302
DiamondRock Hospitality Co.*	1,955	16,070
Northwest Bancshares, Inc.	1,401	16,069
Extra Space Storage, Inc.	1,106	15,373
NewAlliance Bancshares, Inc.	1,340	15,021
Astoria Financial Corp.	1,090	14,998
Webster Financial Corp.	830	14,890
Delphi Financial Group, Inc. — Class A	600	14,646
Redwood Trust, Inc.	986	14,435
UMB Financial Corp.	400	14,224
Portfolio Recovery Associates, Inc.*	210	14,024
Post Properties, Inc.	616	14,002
CNO Financial Group, Inc.*	2,816	13,939
Wintrust Financial Corp.	411	13,703
Susquehanna Bancshares, Inc.	1,640	13,661
PHH Corp.*	706	13,442
Montpelier Re Holdings Ltd.	900	13,437

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
Glacier Bancorp, Inc.	910	$13,350
Medical Properties Trust, Inc.	1,406	13,273
Hatteras Financial Corp.	466	12,964
Colonial Properties Trust	890	12,932
DuPont Fabros Technology, Inc.	525	12,894
First Financial Bankshares, Inc.	267	12,840
PS Business Parks, Inc.	229	12,774
Cash America International, Inc.	370	12,680
Sunstone Hotel Investors, Inc.*	1,250	12,412
Hancock Holding Co.	370	12,343
MB Financial, Inc.	670	12,321
EastGroup Properties, Inc.	346	12,311
Radian Group, Inc.	1,685	12,199
Argo Group International Holdings Ltd.	396	12,114
DCT Industrial Trust, Inc.	2,676	12,096
RLI Corp.	230	12,077
Sovran Self Storage, Inc.	350	12,051
National Health Investors, Inc.	310	11,954
United Bankshares, Inc.	490	11,731
FNB Corp.	1,456	11,692
Old National Bancorp	1,106	11,458
First Midwest Bancorp, Inc.	940	11,430
Whitney Holding Corp.	1,220	11,285
International Bancshares Corp.	676	11,282
Tower Group, Inc.	510	10,980
First Financial Bancorp	730	10,914
CVB Financial Corp.	1,146	10,887
American Capital Agency Corp.	410	10,832
Anworth Mortgage Asset Corp.	1,502	10,694
Ezcorp, Inc. — Class A*	576	10,685
Park National Corp.	160	10,406
Franklin Street Properties Corp.	877	10,357
Cathay General Bancorp	996	10,289
Starwood Property Trust, Inc.	600	10,170
Selective Insurance Group, Inc.	676	10,045
Capstead Mortgage Corp.	890	9,843
Ocwen Financial Corp.*	949	9,670
KBW, Inc.*	449	9,627
National Penn Bancshares, Inc.	1,590	9,556
Community Bank System, Inc.	420	9,253
Alexander’s, Inc.	30	9,088
Columbia Banking System, Inc.	497	9,075
Greenlight Capital Re Ltd. — Class A*	360	9,068
NBT Bancorp, Inc.	440	8,985
Provident Financial Services, Inc.	760	8,884
U-Store-It Trust	1,186	8,848
Investment Technology Group, Inc.*	550	8,833
Pico Holdings, Inc.*	290	8,691
Pennsylvania Real Estate Investment Trust	704	8,603
Acadia Realty Trust	510	8,578
Investors Real Estate Trust	954	8,424
Forestar Group, Inc.*	466	8,369
optionsXpress Holdings, Inc.*	530	8,342

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
Prospect Capital Corp.	850	$8,203
First Cash Financial Services, Inc.*	376	8,197
World Acceptance Corp.*	210	8,045
Investors Bancorp, Inc.*	610	8,003
Employers Holdings, Inc.	540	7,954
Infinity Property & Casualty Corp.	170	7,851
Strategic Hotels & Resorts, Inc.*	1,780	7,814
Cousins Properties, Inc.	1,141	7,687
Horace Mann Educators Corp.	500	7,650
American Equity Investment Life Holding Co.	740	7,637
Texas Capital Bancshares, Inc.*	460	7,544
Inland Real Estate Corp.	951	7,532
LTC Properties, Inc.	303	7,354
Lexington Realty Trust	1,220	7,332
PrivateBancorp, Inc. — Class A	660	7,313
PacWest Bancorp	395	7,232
Equity One, Inc.	460	7,176
Flagstone Reinsurance Holdings S.A.	657	7,109
Piper Jaffray Cos.*	220	7,088
BlackRock Kelso Capital Corp.	716	7,067
Government Properties Income Trust	275	7,018
Oritani Financial Corp.	700	7,000
First Potomac Realty Trust	476	6,840
Chemical Financial Corp.	310	6,752
Brookline Bancorp, Inc.	756	6,713
Independent Bank Corp.	269	6,639
Invesco Mortgage Capital, Inc.	330	6,603
Navigators Group, Inc.*	157	6,457
Primerica, Inc.*	300	6,432
Fifth Street Finance Corp.	579	6,386
Nelnet, Inc. — Class A	330	6,362
Sun Communities, Inc.	245	6,360
S&T Bancorp, Inc.	321	6,343
Hersha Hospitality Trust	1,403	6,342
Home Bancshares, Inc.	278	6,341
MF Global Holdings Ltd.*	1,090	6,224
Safety Insurance Group, Inc.	166	6,145
Dollar Financial Corp.*	306	6,056
Bank of the Ozarks, Inc.	170	6,030
Enstar Group Ltd.*	90	5,980
Meadowbrook Insurance Group, Inc.	690	5,955
Getty Realty Corp.	263	5,894
United Fire & Casualty Co.	295	5,847
Simmons First National Corp. — Class A	220	5,777
First Commonwealth Financial Corp.	1,096	5,754
Boston Private Financial Holdings, Inc.	880	5,658
Compass Diversified Holdings	416	5,579
City Holding Co.	200	5,576
SCBT Financial Corp.	157	5,530
Pinnacle Financial Partners, Inc.*	430	5,525

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
Artio Global Investors, Inc. — Class A	350	$5,509
Sterling Bancshares, Inc.	1,160	5,464
Trustco Bank Corp.	970	5,432
Walter Investment Management Corp.	331	5,412
Oriental Financial Group, Inc.	420	5,317
iStar Financial, Inc.*	1,186	5,290
Western Alliance Bancorp*	737	5,284
National Financial Partners Corp.*	540	5,276
Glimcher Realty Trust	876	5,238
PMI Group, Inc.*	1,810	5,231
Associated Estates Realty Corp.	402	5,206
Retail Opportunity Investments Corp.	536	5,172
Hilltop Holdings, Inc.*	506	5,065
Flushing Financial Corp.	407	4,978
Ramco-Gershenson Properties Trust	484	4,888
WesBanco, Inc.	290	4,887
MarketAxess Holdings, Inc.	350	4,827
Evercore Partners, Inc. — Class A	204	4,763
MCG Capital Corp.	975	4,709
United Community Banks, Inc.*	1,189	4,697
GFI Group, Inc.	840	4,687
Harleysville Group, Inc.	150	4,654
Cohen & Steers, Inc.	224	4,646
Pebblebrook Hotel Trust*	245	4,618
Cardtronics, Inc.*	349	4,523
Universal Health Realty Income Trust	139	4,466
Community Trust Bancorp, Inc.	176	4,418
Beneficial Mutual Bancorp, Inc.*	445	4,397
Banco Latinoamericano de Comercio Exterior S.A. — Class E	350	4,372
TowneBank	300	4,356
Education Realty Trust, Inc.	720	4,342
Hercules Technology Growth Capital, Inc.	471	4,338
Provident New York Bancorp	490	4,336
Duff & Phelps Corp. — Class A	341	4,307
Citizens Republic Bancorp, Inc.*	5,003	4,253
AMERISAFE, Inc.*	240	4,212
Sandy Spring Bancorp, Inc.	300	4,203
Urstadt Biddle Properties, Inc. — Class A	260	4,194
Dime Community Bancshares	340	4,192
Cedar Shopping Centers, Inc.	695	4,184
FelCor Lodging Trust, Inc.*	836	4,172
Maiden Holdings Ltd.	630	4,139
Credit Acceptance Corp.*	84	4,097
Nara Bancorp, Inc.*	480	4,046
Lakeland Financial Corp.	202	4,036
Parkway Properties, Inc.	277	4,036
MVC Capital, Inc.	310	4,005
Tompkins Financial Corp.	106	4,002

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
National Western Life Insurance Co. — Class A	26	$3,972
Tejon Ranch Co.*	170	3,924
Encore Capital Group, Inc.*	190	3,916
Renasant Corp.	270	3,874
First Industrial Realty Trust, Inc.*	800	3,856
Southside Bancshares, Inc.	196	3,849
Ashford Hospitality Trust, Inc.*	522	3,826
PennantPark Investment Corp.	400	3,820
Cogdell Spencer, Inc.	550	3,718
Suffolk Bancorp	120	3,713
StellarOne Corp.	290	3,703
BGC Partners, Inc. — Class A	718	3,669
Univest Corp. of Pennsylvania	210	3,637
First Financial Corp.	140	3,613
FBL Financial Group, Inc. — Class A	170	3,570
TradeStation Group, Inc.*	520	3,510
CNA Surety Corp.*	218	3,503
Berkshire Hills Bancorp, Inc.	179	3,487
Danvers Bancorp, Inc.	240	3,468
Hudson Valley Holding Corp.	150	3,468
SY Bancorp, Inc.	150	3,447
Amtrust Financial Services, Inc.	286	3,443
SWS Group, Inc.	360	3,420
eHealth, Inc.*	299	3,400
Southwest Bancorp, Inc.	255	3,389
1st Source Corp.	200	3,384
Cardinal Financial Corp.	366	3,382
GAMCO Investors, Inc. — Class A	90	3,348
Pennymac Mortgage Investment Trust*	210	3,339
CapLease, Inc.	720	3,319
Bancfirst Corp.	90	3,284
Capital Southwest Corp.	37	3,253
Saul Centers, Inc.	80	3,250
American Physicians Capital, Inc.	105	3,239
Bank Mutual Corp.	570	3,238
Resource Capital Corp.	560	3,181
Colony Financial, Inc.	186	3,143
Citizens, Inc.*	471	3,137
Sterling Bancorp — Class N	346	3,114
Oppenheimer Holdings, Inc. — Class A	130	3,113
Phoenix Companies, Inc.*	1,470	3,102
Westfield Financial, Inc.	371	3,090
FPIC Insurance Group, Inc.*	120	3,078
Northfield Bancorp, Inc.	236	3,063
Trico Bancshares	180	3,047
West Coast Bancorp	1,180	3,009
Washington Trust Bancorp, Inc.	176	2,999
First Busey Corp.	660	2,990
Winthrop Realty Trust	230	2,946
Ameris Bancorp*	305	2,944
Heartland Financial USA, Inc.	170	2,938
Gladstone Capital Corp.	270	2,919
TICC Capital Corp.	346	2,906

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
First Community Bancshares, Inc.	197	$2,894
Kite Realty Group Trust	692	2,893
Advance America Cash Advance Centers, Inc.	700	2,891
United Financial Bancorp, Inc.	210	2,867
Territorial Bancorp, Inc.	150	2,842
Centerstate Banks, Inc.	280	2,825
Union First Market Bankshares Corp.	230	2,820
First Merchants Corp.	329	2,790
Arrow Financial Corp.	120	2,772
Camden National Corp.	100	2,747
Safeguard Scientifics, Inc.*	260	2,746
First Bancorp	189	2,739
CoBiz Financial, Inc.	415	2,735
State Auto Financial Corp.	176	2,730
Two Harbors Investment Corp.	330	2,723
PMA Capital Corp. — Class A*	412	2,699
International Assets Holding Corp.*	166	2,656
SeaBright Holdings, Inc.	280	2,654
Kennedy-Wilson Holdings, Inc.*	260	2,626
Global Indemnity plc — Class A*	356	2,620
Home Federal Bancorp, Inc.	206	2,602
Westwood Holdings Group, Inc.	74	2,601
Republic Bancorp, Inc. — Class A	116	2,598
Agree Realty Corp.	110	2,565
Great Southern Bancorp, Inc.	126	2,559
NorthStar Realty Finance Corp.	950	2,536
Cypress Sharpridge Investments, Inc.	200	2,532
Monmouth Real Estate Investment Corp. — Class A	342	2,527
First Interstate Bancsystem, Inc. — Class A	160	2,517
Gleacher & Company, Inc.*	982	2,504
Financial Institutions, Inc.	140	2,486
Washington Banking Co.	194	2,481
Eagle Bancorp, Inc.*	210	2,474
Ambac Financial Group, Inc.*	3,656	2,450
Presidential Life Corp.	265	2,412
First Financial Holdings, Inc.	207	2,370
Excel Trust, Inc.*	196	2,352
WSFS Financial Corp.	65	2,335
Main Street Capital Corp.	156	2,329
Abington Bancorp, Inc.	267	2,328
Center Financial Corp.*	450	2,318
Bancorp, Inc.*	290	2,271
OceanFirst Financial Corp.	185	2,233
Calamos Asset Management, Inc. — Class A	240	2,227
NewStar Financial, Inc.*	350	2,226
FBR Capital Markets Corp.*	666	2,218
ESSA Bancorp, Inc.	180	2,216
Lakeland Bancorp, Inc.	260	2,215
American Safety Insurance Holdings Ltd.*	140	2,201

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
Apollo Commercial Real Estate Finance, Inc.	133	$2,189
CreXus Investment Corp.	176	2,188
Wilshire Bancorp, Inc.	250	2,188
Avatar Holdings, Inc.*	114	2,187
National Bankshares, Inc.	90	2,181
Pacific Continental Corp.	230	2,178
Financial Engines, Inc.*	160	2,176
Triangle Capital Corp.	152	2,161
German American Bancorp, Inc.	140	2,142
Newcastle Investment Corp.*	787	2,109
Bank of Marin Bancorp	66	2,107
Baldwin & Lyons, Inc. — Class B	100	2,101
Chatham Lodging Trust*	116	2,073
1st United Bancorp, Inc.*	280	2,061
Metro Bancorp, Inc.*	166	2,048
Epoch Holding Corp.	166	2,037
Bryn Mawr Bank Corp.	120	2,014
Ames National Corp.	103	2,013
LaBranche & Company, Inc.*	470	2,012
State Bancorp, Inc.	210	1,995
BankFinancial Corp.	240	1,994
NGP Capital Resources Co.	277	1,986
Stewart Information Services Corp.	220	1,984
Kayne Anderson Energy Development Co.	130	1,972
Life Partners Holdings, Inc.	96	1,964
American Physicians Service Group, Inc.	80	1,956
Terreno Realty Corp.*	110	1,948
Bridge Bancorp, Inc.	80	1,942
Consolidated-Tomoka Land Co.	68	1,938
Green Bankshares, Inc.*	150	1,916
Cowen Group, Inc. — Class A*	465	1,907
First Mercury Financial Corp.	180	1,904
Orrstown Financial Services, Inc.	86	1,903
Gladstone Commercial Corp.	116	1,895
RAIT Financial Trust*	1,010	1,889
Peoples Bancorp, Inc.	130	1,885
MainSource Financial Group, Inc.	262	1,879
Heritage Financial Corp.*	125	1,871
Capital City Bank Group, Inc.	150	1,857
Flagstar Bancorp, Inc.*	588	1,846
Enterprise Financial Services Corp.	190	1,832
Kearny Financial Corp.	196	1,795
MPG Office Trust, Inc.*	610	1,787
ViewPoint Financial Group	128	1,773
First of Long Island Corp.	68	1,748
Donegal Group, Inc. — Class A	140	1,721
Thomas Weisel Partners Group, Inc.*	292	1,720
HFF, Inc. — Class A*	240	1,697
Arlington Asset Investment Corp. — Class A	90	1,695
OmniAmerican Bancorp, Inc.*	150	1,694
Federal Agricultural Mortgage Corp. — Class C	120	1,684

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
Citizens & Northern Corp.	157	$1,680
Penns Woods Bancorp, Inc.	55	1,673
National Interstate Corp.	84	1,665
First Marblehead Corp.*	706	1,659
One Liberty Properties, Inc.	110	1,640
Gladstone Investment Corp.	280	1,632
American National Bankshares, Inc.	76	1,626
Harris & Harris Group, Inc.*	396	1,620
Virginia Commerce Bancorp, Inc.*	256	1,600
Alliance Financial Corp.	57	1,585
Chesapeake Lodging Trust*	100	1,582
Dynex Capital, Inc.	170	1,569
Taylor Capital Group, Inc.*	120	1,553
Kansas City Life Insurance Co.	52	1,538
Tower Bancorp, Inc.	70	1,532
Diamond Hill Investment Group, Inc.	27	1,531
Hallmark Financial Services*	152	1,512
Mission West Properties, Inc.	220	1,500
Thomas Properties Group, Inc.	450	1,490
Penson Worldwide, Inc.*	263	1,483
Ladenburg Thalmann Financial Services, Inc.*	1,156	1,445
First Bancorp, Inc.	110	1,444
Sanders Morris Harris Group, Inc.	260	1,443
ESB Financial Corp.	110	1,436
Marlin Business Services Corp.*	116	1,402
MidWestOne Financial Group, Inc.	90	1,393
Golub Capital BDC, Inc.	96	1,384
West Bancorporation, Inc.	200	1,362
Solar Capital Ltd.	70	1,348
Sierra Bancorp	116	1,334
Merchants Bancshares, Inc.	60	1,333
Bancorp Rhode Island, Inc.	50	1,310
Home Bancorp, Inc.*	100	1,291
Asta Funding, Inc.	130	1,283
UMH Properties, Inc.	127	1,279
Peapack Gladstone Financial Corp.	109	1,275
EMC Insurance Group, Inc.	58	1,272
BofI Holding, Inc.*	90	1,271
THL Credit, Inc.*	110	1,265
Virtus Investment Partners, Inc.*	66	1,236
Medallion Financial Corp.	186	1,228
Midsouth Bancorp, Inc.	95	1,213
CNB Financial Corp.	110	1,208
Student Loan Corp.	50	1,204
Meridian Interstate Bancorp, Inc.*	110	1,199
Rockville Financial, Inc.	100	1,191
JMP Group, Inc.	190	1,176
NYMAGIC, Inc.	60	1,157
Clifton Savings Bancorp, Inc.	130	1,124
Roma Financial Corp.	100	1,086
First South Bancorp, Inc.	96	1,019
Encore Bancshares, Inc.*	100	989
Crawford & Co. — Class B*	311	983
Universal Insurance Holdings, Inc.	225	940

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Financials - 17.1% (continued)
Century Bancorp, Inc. — Class A	40	$882
Asset Acceptance Capital Corp.*	199	824
Hanmi Financial Corp.*	650	819
Primus Guaranty Ltd.*	210	775
CompuCredit Holdings Corp.	190	752
Fox Chase Bancorp, Inc.*	74	708
Pzena Investment Management, Inc. — Class A	100	637
Santander BanCorp*	50	632
First BanCorp	1,181	626
NASB Financial, Inc.	40	606
Rodman & Renshaw Capital Group, Inc.*	206	589
Doral Financial Corp.*	238	581
Porter Bancorp, Inc.	40	505
K-Fed Bancorp	55	499
Gerova Financial Group Ltd.*	86	465
California First National Bancorp	30	370
Waterstone Financial, Inc.*	96	327
Heritage Financial Group	30	325

Total Financials		2,547,770

Information Technology - 14.2%
Jack Henry & Associates, Inc.	1,080	25,790
TIBCO Software, Inc.*	2,100	25,326
Cybersource Corp.*	905	23,105
Parametric Technology Corp.*	1,470	23,035
GSI Commerce, Inc.*	795	22,896
Rackspace Hosting, Inc.*	1,236	22,668
Riverbed Technology, Inc.*	805	22,234
Concur Technologies, Inc.*	510	21,767
Netlogic Microsystems, Inc.*	796	21,651
ADTRAN, Inc.	788	21,489
VeriFone Systems, Inc.*	1,085	20,539
Ariba, Inc.*	1,146	18,256
Plantronics, Inc.	616	17,618
Veeco Instruments, Inc.*	508	17,414
SuccessFactors, Inc.*	811	16,861
Blackboard, Inc.*	436	16,276
Arris Group, Inc.*	1,596	16,263
CACI International, Inc. — Class A*	380	16,142
Progress Software Corp.*	536	16,096
Hittite Microwave Corp.*	355	15,883
Microsemi Corp.*	1,061	15,522
Anixter International, Inc.*	360	15,336
Acme Packet, Inc.*	554	14,892
Cavium Networks, Inc.*	558	14,614
Wright Express Corp.*	490	14,553
Finisar Corp.*	950	14,155
Omnivision Technologies, Inc.*	660	14,150
InterDigital, Inc.*	560	13,826
Plexus Corp.*	515	13,771
Sanmina-SCI Corp.*	1,010	13,746
Quest Software, Inc.*	760	13,710
Viasat, Inc.*	420	13,675
Aruba Networks, Inc.*	935	13,314
Cirrus Logic, Inc.*	842	13,312
RF Micro Devices, Inc.*	3,403	13,306

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Information Technology - 14.2% (continued)
Sapient Corp.	1,300	$13,182
MAXIMUS, Inc.	222	12,847
Acxiom Corp.*	873	12,824
Lawson Software, Inc.*	1,756	12,819
Semtech Corp.*	780	12,769
Benchmark Electronics, Inc.*	800	12,680
Fair Isaac Corp.	580	12,638
j2 Global Communications, Inc.*	576	12,580
CommVault Systems, Inc.*	555	12,487
Blackbaud, Inc.	570	12,409
Palm, Inc.*	2,171	12,353
Taleo Corp. — Class A*	502	12,194
Mantech International Corp. — Class A*	286	12,175
Digital River, Inc.*	501	11,979
TriQuint Semiconductor, Inc.*	1,960	11,976
Mentor Graphics Corp.*	1,350	11,947
MKS Instruments, Inc.*	636	11,906
JDA Software Group, Inc.*	541	11,891
Synaptics, Inc.*	430	11,825
Cymer, Inc.*	380	11,415
Tekelec*	860	11,386
Coherent, Inc.*	325	11,148
ValueClick, Inc.*	1,030	11,011
Earthlink, Inc.	1,366	10,873
Blue Coat Systems, Inc.*	530	10,828
TiVo, Inc.*	1,460	10,775
SRA International, Inc. — Class A*	544	10,700
Comtech Telecommunications Corp.*	356	10,655
DG Fastchannel, Inc.*	323	10,523
Ultimate Software Group, Inc.*	320	10,515
Websense, Inc.*	550	10,395
Cabot Microelectronics Corp.*	300	10,377
Tessera Technologies, Inc.*	635	10,192
Integrated Device Technology, Inc.*	2,050	10,148
Unisys Corp.*	540	9,985
Power Integrations, Inc.	310	9,980
TTM Technologies, Inc.*	1,016	9,652
Emulex Corp.*	1,030	9,455
FEI Co.*	479	9,441
Advent Software, Inc.*	200	9,392
ADC Telecommunications, Inc.*	1,236	9,159
Cognex Corp.	506	8,895
Littelfuse, Inc.*	280	8,851
Applied Micro Circuits Corp.*	842	8,824
Netezza Corp.*	640	8,755
Checkpoint Systems, Inc.*	500	8,680
Aspen Technology, Inc.*	790	8,603
Scansource, Inc.*	345	8,601
Rofin-Sinar Technologies, Inc.*	404	8,411
DealerTrack Holdings, Inc.*	510	8,390
ACI Worldwide, Inc.*	430	8,372
Fortinet, Inc.*	505	8,302
OpenTable, Inc.*	200	8,294
MicroStrategy, Inc. — Class A*	110	8,260

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Information Technology - 14.2% (continued)
SonicWALL, Inc.*	700	$8,225
Netgear, Inc.*	455	8,117
Take-Two Interactive Software, Inc.*	890	8,010
Manhattan Associates, Inc.*	290	7,990
Euronet Worldwide, Inc.*	620	7,930
L-1 Identity Solutions, Inc.*	968	7,928
CSG Systems International, Inc.*	430	7,882
Constant Contact, Inc.*	358	7,636
Insight Enterprises, Inc.*	580	7,633
Monolithic Power Systems, Inc.*	416	7,430
DTS, Inc.*	226	7,429
Volterra Semiconductor Corp.*	319	7,356
Amkor Technology, Inc.*	1,330	7,328
SYNNEX Corp.*	286	7,327
ArcSight, Inc.*	319	7,142
Infinera Corp.*	1,110	7,137
Sonus Networks, Inc.*	2,630	7,127
Heartland Payment Systems, Inc.	476	7,064
SolarWinds, Inc.*	440	7,058
Oclaro, Inc.*	632	7,009
SAVVIS, Inc.*	475	7,006
Diodes, Inc.*	430	6,824
Art Technology Group, Inc.*	1,993	6,816
Formfactor, Inc.*	628	6,782
Universal Display Corp.*	376	6,760
Harmonic, Inc.*	1,236	6,724
Pegasystems, Inc.	209	6,711
Sourcefire, Inc.*	352	6,688
Standard Microsystems Corp.*	286	6,658
Entegris, Inc.*	1,673	6,642
Micrel, Inc.	640	6,515
Stratasys, Inc.*	265	6,508
STEC, Inc.*	514	6,456
United Online, Inc.	1,118	6,440
Brooks Automation, Inc.*	826	6,385
Lattice Semiconductor Corp.*	1,470	6,380
Intermec, Inc.*	620	6,355
Park Electrochemical Corp.	260	6,347
Kulicke & Soffa Industries, Inc.*	900	6,318
Brightpoint, Inc.*	892	6,244
Zoran Corp.*	650	6,201
Tyler Technologies, Inc.*	396	6,146
Black Box Corp.	220	6,136
MTS Systems Corp.	210	6,090
Cogent, Inc.*	667	6,010
Loral Space & Communications, Inc.*	140	5,981
ATMI, Inc.*	400	5,856
Terremark Worldwide, Inc.*	740	5,779
TNS, Inc.*	330	5,755
Advanced Energy Industries, Inc.*	466	5,727
OSI Systems, Inc.*	206	5,721
Electronics for Imaging, Inc.*	581	5,665
Syntel, Inc.	166	5,636
Rogers Corp.*	200	5,554

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Information Technology - 14.2% (continued)
Netscout Systems, Inc.*	390	$5,546
Ebix, Inc.*	351	5,504
Forrester Research, Inc.*	180	5,447
Xyratex Ltd.*	380	5,377
Rubicon Technology, Inc.*	180	5,362
Radiant Systems, Inc.*	370	5,350
EPIQ Systems, Inc.	410	5,301
LTX-Credence Corp.*	1,866	5,281
LogMeIn, Inc.*	201	5,272
IPG Photonics Corp.*	335	5,102
Quantum Corp.*	2,710	5,095
Synchronoss Technologies, Inc.*	265	5,027
Power-One, Inc.*	736	4,968
Epicor Software Corp.*	620	4,954
TeleTech Holdings, Inc.*	380	4,898
Ultratech, Inc.*	300	4,881
comScore, Inc.*	290	4,776
Avid Technology, Inc.*	375	4,774
Global Cash Access Holdings, Inc.*	646	4,658
Electro Scientific Industries, Inc.*	348	4,649
3PAR, Inc.*	495	4,608
NIC, Inc.	715	4,583
Methode Electronics, Inc.	470	4,578
Bottomline Technologies, Inc.*	350	4,561
Entropic Communications, Inc.*	712	4,514
RightNow Technologies, Inc.*	277	4,346
Isilon Systems, Inc.*	336	4,314
Ancestry.com, Inc.*	240	4,229
Newport Corp.*	460	4,168
Super Micro Computer, Inc.*	308	4,158
Sigma Designs, Inc.*	409	4,094
Move, Inc.*	1,970	4,038
infoGROUP, Inc.*	500	3,990
Sycamore Networks, Inc.	240	3,989
CTS Corp.	430	3,973
S1 Corp.*	656	3,943
SMART Modular Technologies WWH, Inc.*	666	3,896
LivePerson, Inc.*	566	3,883
Oplink Communications, Inc.*	270	3,869
FARO Technologies, Inc.*	206	3,854
iGate Corp.	300	3,846
Maxwell Technologies, Inc.*	330	3,762
Cass Information Systems, Inc.	109	3,733
Internet Brands, Inc. — Class A*	360	3,719
Smith Micro Software, Inc.*	387	3,680
THQ, Inc.*	850	3,672
Cohu, Inc.	297	3,603
Anadigics, Inc.*	820	3,575
Ixia*	415	3,565
Mercury Computer Systems, Inc.*	303	3,554
Compellent Technologies, Inc.*	293	3,551
Imation Corp.*	386	3,547
Internet Capital Group, Inc.*	466	3,542
RealNetworks, Inc.*	1,066	3,518
Virage Logic Corp.*	295	3,508
Kenexa Corp.*	290	3,480

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Information Technology - 14.2% (continued)
Ceva, Inc.*	275	$3,465
Actel Corp.*	270	3,461
Lionbridge Technologies, Inc.*	756	3,455
Infospace, Inc.*	456	3,429
Silicon Image, Inc.*	970	3,405
ModusLink Global Solutions, Inc.*	560	3,377
Wave Systems Corp. — Class A*	1,016	3,292
ExlService Holdings, Inc.*	191	3,279
Daktronics, Inc.	430	3,225
DivX, Inc.*	421	3,225
Vocus, Inc.*	210	3,209
Multi-Fineline Electronix, Inc.*	128	3,195
Exar Corp.*	460	3,188
LoopNet, Inc.*	250	3,082
Extreme Networks*	1,140	3,078
Photronics, Inc.*	680	3,074
Pericom Semiconductor Corp.*	320	3,072
Echelon Corp.*	417	3,057
Mindspeed Technologies, Inc.*	406	3,041
MIPS Technologies, Inc. — Class A*	587	3,000
Rudolph Technologies, Inc.*	396	2,990
Intevac, Inc.*	280	2,988
Rosetta Stone, Inc.*	130	2,985
ADPT Corp.*	1,030	2,977
Supertex, Inc.*	120	2,959
Knot, Inc.*	380	2,956
Seachange International, Inc.*	350	2,881
Kopin Corp.*	846	2,868
Comverge, Inc.*	320	2,867
Bell Microproducts, Inc.*	410	2,862
NetSuite, Inc.*	226	2,857
EMS Technologies, Inc.*	190	2,854
Anaren, Inc.*	190	2,839
Radisys Corp.*	298	2,837
Double-Take Software, Inc.*	270	2,832
Symmetricom, Inc.*	556	2,830
Silicon Graphics International Corp.*	390	2,761
Internap Network Services Corp.*	660	2,752
UTStarcom, Inc.*	1,486	2,734
Aviat Networks, Inc.*	750	2,722
Sonic Solutions, Inc.*	326	2,722
Hypercom Corp.*	580	2,691
Electro Rent Corp.	210	2,686
IXYS Corp.*	300	2,652
Digi International, Inc.*	320	2,646
ShoreTel, Inc.*	570	2,645
Spansion, Inc. — Class A*	160	2,610
Powerwave Technologies, Inc.*	1,686	2,596
MoneyGram International, Inc.*	1,056	2,587
Perficient, Inc.*	290	2,584
Interactive Intelligence, Inc.*	157	2,580
CDC Corp. — Class A*	1,240	2,579
Hughes Communications, Inc.*	106	2,579
Cray, Inc.*	460	2,567
SS&C Technologies Holdings, Inc.*	160	2,565
Actuate Corp.*	576	2,563

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Information Technology - 14.2% (continued)
Monotype Imaging Holdings, Inc.*	280	$2,523
Opnet Technologies, Inc.	170	2,497
Integrated Silicon Solution, Inc.*	330	2,488
Renaissance Learning, Inc.	168	2,468
Support.com, Inc.*	590	2,454
Measurement Specialties, Inc.*	178	2,439
NVE Corp.*	56	2,438
VirnetX Holding Corp.	410	2,427
TeleCommunication Systems, Inc. — Class A*	580	2,401
Mattson Technology, Inc.*	630	2,388
Ultra Clean Holdings*	277	2,360
Liquidity Services, Inc.*	180	2,333
Nanometrics, Inc.*	230	2,321
Spectrum Control, Inc.*	166	2,321
Conexant Systems, Inc.*	1,030	2,307
Limelight Networks, Inc.*	525	2,305
Novatel Wireless, Inc.*	400	2,296
KVH Industries, Inc.*	180	2,236
Symyx Technologies, Inc.*	443	2,219
Globecomm Systems, Inc.*	269	2,219
KIT Digital, Inc.*	250	2,205
Ciber, Inc.*	790	2,188
Openwave Systems, Inc.*	1,066	2,164
VASCO Data Security International, Inc.*	346	2,135
Bel Fuse, Inc. — Class B	129	2,130
Deltek, Inc.*	250	2,085
Axcelis Technologies, Inc.*	1,326	2,055
PLX Technology, Inc.*	476	1,994
Unica Corp.*	207	1,983
BigBand Networks, Inc.*	631	1,906
Rimage Corp.*	120	1,900
NCI, Inc. — Class A*	84	1,897
Magma Design Automation, Inc.*	666	1,891
DSP Group, Inc.*	290	1,853
Zygo Corp.*	226	1,833
Immersion Corp.*	360	1,822
Saba Software, Inc.*	350	1,802
AXT, Inc.*	396	1,786
Archipelago Learning, Inc.*	155	1,772
Advanced Analogic Technologies, Inc.*	546	1,742
FSI International, Inc.*	410	1,718
Gerber Scientific, Inc.*	320	1,712
Digimarc Corp.*	90	1,688
Echo Global Logistics, Inc.*	137	1,673
Evergreen Solar, Inc.*	2,436	1,661
Technitrol, Inc.	520	1,643
Virtusa Corp.*	176	1,642
DemandTec, Inc.*	240	1,620
Richardson Electronics Ltd.	180	1,620
Zix Corp.*	710	1,605
X-Rite, Inc.*	431	1,590
PROS Holdings, Inc.*	240	1,560
Keynote Systems, Inc.	171	1,542
MoSys, Inc.*	340	1,503

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Information Technology - 14.2% (continued)
Agilysys, Inc.	220	$1,472
Microtune, Inc.*	686	1,461
QuinStreet, Inc.*	126	1,450
Online Resources Corp.*	346	1,436
Integral Systems, Inc.*	222	1,410
Local.com Corp.*	206	1,409
CPI International, Inc.*	90	1,403
PDF Solutions, Inc.*	290	1,392
Dice Holdings, Inc.*	200	1,384
GSI Technology, Inc.*	240	1,373
SRS Labs, Inc.*	150	1,372
Stamps.com, Inc.*	130	1,332
Network Equipment Technologies, Inc.*	380	1,326
Hutchinson Technology, Inc.*	300	1,299
American Software, Inc. — Class A	280	1,294
Trident Microsystems, Inc.*	905	1,285
DDi Corp.	170	1,280
MaxLinear, Inc. — Class A*	90	1,258
Presstek, Inc.*	356	1,257
Network Engines, Inc.*	460	1,247
Keithley Instruments, Inc.	140	1,236
Computer Task Group, Inc.*	189	1,221
PC-Telephone, Inc.*	240	1,210
ICx Technologies, Inc.*	157	1,146
Tessco Technologies, Inc.	65	1,086
TechTarget, Inc.*	201	1,081
Tier Technologies, Inc. — Class B*	176	1,070
Hackett Group, Inc.*	360	1,012
FalconStor Software, Inc.*	370	977
ePlus, Inc.*	55	962
Marchex, Inc. — Class A	240	924
Calix, Inc.*	90	923
Occam Networks, Inc.*	166	923
Opnext, Inc.*	551	909
Guidance Software, Inc.*	170	887
Travelzoo, Inc.*	70	867
TeleNav, Inc.*	100	839
Meru Networks, Inc.*	70	830
Alpha & Omega Semiconductor Ltd.*	60	829
Viasystems Group, Inc.*	50	738
PC Connection, Inc.*	120	727
SPS Commerce, Inc.*	60	697
QAD, Inc.*	164	677
Ikanos Communications, Inc.*	380	612
Convio, Inc.*	70	514
Stream Global Services, Inc.*	60	336

Total Information Technology		2,119,699

Industrials - 12.1%
Nordson Corp.	436	24,451
CLARCOR, Inc.	640	22,733
GrafTech International Ltd.*	1,526	22,310
Baldor Electric Co.	590	21,287
Alaska Air Group, Inc.*	456	20,497
Watsco, Inc.	353	20,446

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Industrials - 12.1% (continued)
Acuity Brands, Inc.	550	$20,009
Woodward Governor Co.	770	19,658
Clean Harbors, Inc.*	295	19,591
EMCOR Group, Inc.*	840	19,463
Hexcel Corp.*	1,236	19,170
Moog, Inc. — Class A*	576	18,564
Genesee & Wyoming, Inc. — Class A*	495	18,468
Esterline Technologies Corp.*	386	18,316
Teledyne Technologies, Inc.*	460	17,747
US Airways Group, Inc.*	2,040	17,564
Curtiss-Wright Corp.	586	17,017
JetBlue Airways Corp.*	3,093	16,981
United Stationers, Inc.*	310	16,886
Actuant Corp. — Class A	866	16,307
HNI Corp.	576	15,892
Atlas Air Worldwide Holdings, Inc.*	331	15,723
Brady Corp. — Class A	620	15,450
Dollar Thrifty Automotive Group, Inc.*	360	15,340
Tetra Tech, Inc.*	780	15,296
American Superconductor Corp.*	570	15,213
Knight Transportation, Inc.	750	15,180
AO Smith Corp.	315	15,180
HUB Group, Inc. — Class A*	470	14,105
ABM Industries, Inc.	669	14,016
Kaydon Corp.	426	13,998
Triumph Group, Inc.	210	13,992
Applied Industrial Technologies, Inc.	540	13,673
Herman Miller, Inc.	720	13,586
HEICO Corp.	368	13,219
EnerSys*	617	13,185
Belden, Inc.	590	12,980
Geo Group, Inc.*	620	12,865
Avis Budget Group, Inc.*	1,300	12,766
Old Dominion Freight Line, Inc.*	350	12,299
Simpson Manufacturing Co., Inc.	500	12,275
Deluxe Corp.	650	12,187
Werner Enterprises, Inc.	546	11,952
Mueller Industries, Inc.	482	11,857
Brink’s Co.	610	11,608
Orbital Sciences Corp.*	730	11,512
Corporate Executive Board Co.	436	11,454
Rollins, Inc.	546	11,297
Middleby Corp.*	210	11,170
Briggs & Stratton Corp.	636	10,825
Granite Construction, Inc.	450	10,611
Watts Water Technologies, Inc. — Class A	370	10,604
Healthcare Services Group, Inc.	552	10,460
Beacon Roofing Supply, Inc.*	580	10,452
Insituform Technologies, Inc. — Class A*	500	10,240
Barnes Group, Inc.	621	10,178
CoStar Group, Inc.*	260	10,088

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Industrials - 12.1% (continued)
Forward Air Corp.	370	$10,082
II-VI, Inc.*	316	9,363
Heartland Express, Inc.	640	9,293
DigitalGlobe, Inc.*	348	9,152
Skywest, Inc.	716	8,750
Otter Tail Corp.	450	8,698
GeoEye, Inc.*	279	8,688
A123 Systems, Inc.*	920	8,676
Advisory Board Co.*	200	8,592
ESCO Technologies, Inc.	330	8,497
Mine Safety Appliances Co.	340	8,425
American Science & Engineering, Inc.	110	8,383
Franklin Electric Company, Inc.	290	8,358
AirTran Holdings, Inc.*	1,716	8,323
Quanex Building Products Corp.	480	8,299
Tennant Co.	245	8,286
AAR Corp.*	488	8,169
Korn*	586	8,145
Allegiant Travel Co. — Class A	190	8,111
Resources Connection, Inc.*	590	8,024
EnerNOC, Inc.*	250	7,860
Knoll, Inc.	590	7,841
RBC Bearings, Inc.*	270	7,827
Mobile Mini, Inc.*	466	7,586
Steelcase, Inc. — Class A	975	7,556
Robbins & Myers, Inc.	346	7,522
Badger Meter, Inc.	194	7,506
SYKES Enterprises, Inc.*	517	7,357
EnPro Industries, Inc.*	260	7,319
Kaman Corp.	330	7,300
Cubic Corp.	200	7,276
Interline Brands, Inc.*	420	7,262
Mueller Water Products, Inc. — Class A	1,956	7,257
Universal Forest Products, Inc.	239	7,244
United Rentals, Inc.*	766	7,139
Raven Industries, Inc.	210	7,079
Ameron International Corp.	116	6,998
Astec Industries, Inc.*	252	6,988
Ceradyne, Inc.*	326	6,967
Interface, Inc. — Class A	640	6,874
McGrath Rentcorp	300	6,834
Stanley, Inc.*	181	6,766
Administaff, Inc.	280	6,765
Navigant Consulting, Inc.*	646	6,705
Arkansas Best Corp.	320	6,640
Polypore International, Inc.*	280	6,367
Griffon Corp.*	575	6,360
MasTec, Inc.*	672	6,317
TrueBlue, Inc.*	560	6,266
Amerco, Inc.*	112	6,166
Blount International, Inc.*	600	6,162
Acacia Research — Acacia Technologies*	430	6,119
Layne Christensen Co.*	250	6,068
NACCO Industries, Inc. — Class A	68	6,036

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Industrials - 12.1% (continued)
Argon ST, Inc.*	176	$6,035
Exponent, Inc.*	180	5,890
AZZ, Inc.	160	5,883
EnergySolutions, Inc.	1,133	5,767
Bowne & Company, Inc.	512	5,745
Chart Industries, Inc.*	366	5,702
Albany International Corp. — Class A	350	5,666
CIRCOR International, Inc.	220	5,628
Tutor Perini Corp.*	340	5,603
John Bean Technologies Corp.	366	5,582
Huron Consulting Group, Inc.*	278	5,396
Wabash National Corp.*	756	5,375
Rush Enterprises, Inc. — Class A*	400	5,344
ICF International, Inc.*	218	5,217
Consolidated Graphics, Inc.*	120	5,189
Tredegar Corp.	316	5,157
Heidrick & Struggles International, Inc.	224	5,112
Aircastle Ltd.	651	5,110
Lindsay Corp.	160	5,070
Kforce, Inc.*	390	4,972
Ennis, Inc.	330	4,953
Genco Shipping & Trading Ltd.*	330	4,947
Orion Marine Group, Inc.*	346	4,913
Kelly Services, Inc. — Class A*	330	4,907
TAL International Group, Inc.	215	4,831
Federal Signal Corp.	795	4,802
G&K Services, Inc. — Class A	230	4,749
Comfort Systems USA, Inc.	480	4,637
Viad Corp.	260	4,589
Aerovironment, Inc.*	210	4,563
Ladish Company, Inc.*	200	4,544
Altra Holdings, Inc.*	346	4,505
Titan International, Inc.	450	4,486
Great Lakes Dredge & Dock Corp.	745	4,470
GT Solar International, Inc.*	795	4,452
School Specialty, Inc.*	240	4,337
Dolan Co.*	380	4,226
Dycom Industries, Inc.*	490	4,189
Encore Wire Corp.	230	4,184
MYR Group, Inc.*	250	4,172
ATC Technology Corp.*	256	4,127
American Reprographics Co.*	470	4,103
Cornell Companies, Inc.*	151	4,057
Standex International Corp.	160	4,056
Waste Services, Inc.*	345	4,023
Trex Company, Inc.*	200	4,018
Cascade Corp.	110	3,917
Marten Transport Ltd.*	188	3,907
RSC Holdings, Inc.*	626	3,862
Cenveo, Inc.*	700	3,843
Gibraltar Industries, Inc.*	379	3,828
Apogee Enterprises, Inc.	350	3,790
Gorman-Rupp Co.	150	3,757
Sun Hydraulics Corp.	160	3,754
AAON, Inc.	160	3,730

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Industrials - 12.1% (continued)
M&F Worldwide Corp.*	137	$3,713
Michael Baker Corp.*	106	3,699
Force Protection, Inc.*	896	3,674
SFN Group, Inc.*	666	3,636
CBIZ, Inc.*	560	3,562
Celadon Group, Inc.*	250	3,535
DynCorp International, Inc. — Class A*	200	3,504
ACCO Brands Corp.*	696	3,473
Generac Holdings, Inc.*	243	3,404
FreightCar America, Inc.	150	3,393
Hawaiian Holdings, Inc.*	656	3,392
Columbus McKinnon Corp.*	240	3,353
US Ecology, Inc.	230	3,351
Applied Signal Technology, Inc.	170	3,340
Eagle Bulk Shipping, Inc.*	790	3,334
Microvision, Inc.*	1,126	3,333
LB Foster Co. — Class A*	128	3,318
Broadwind Energy, Inc.*	1,176	3,293
Air Transport Services Group, Inc.*	686	3,265
GenCorp, Inc.*	745	3,263
Commercial Vehicle Group, Inc.*	316	3,226
Standard Parking Corp.*	203	3,213
Team, Inc.*	245	3,197
Colfax Corp.*	300	3,123
Vicor Corp.*	250	3,123
Taser International, Inc.*	796	3,104
Pacer International, Inc.*	440	3,076
Textainer Group Holdings Ltd.	125	3,018
Powell Industries, Inc.*	110	3,007
Saia, Inc.*	200	3,000
Diamond Management & Technology Consultants, Inc. — Class A	290	2,990
Capstone Turbine Corp.*	3,046	2,985
RailAmerica, Inc.*	295	2,926
PMFG, Inc.*	190	2,879
3D Systems Corp.*	227	2,849
Kadant, Inc.*	160	2,787
Greenbrier Companies, Inc.*	240	2,688
Sterling Construction Company, Inc.*	206	2,666
Republic Airways Holdings, Inc.*	436	2,664
CRA International, Inc.*	140	2,636
Dynamic Materials Corp.	163	2,615
Ener1, Inc.*	770	2,603
H&E Equipment Services, Inc.*	346	2,592
Satcon Technology Corp.*	906	2,591
CDI Corp.	166	2,578
Excel Maritime Carriers Ltd. — Class A*	500	2,560
Tecumseh Products Co. — Class A*	230	2,558
Insteel Industries, Inc.	220	2,556
Herley Industries, Inc.*	176	2,510
Advanced Battery Technologies, Inc.*	756	2,480
American Commercial Lines, Inc.*	110	2,476

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Industrials - 12.1% (continued)
Ampco-Pittsburgh Corp.	116	$2,416
Energy Conversion Devices, Inc.*	586	2,403
Baltic Trading Ltd.*	210	2,388
Houston Wire & Cable Co.	217	2,354
On Assignment, Inc.*	466	2,344
APAC Customer Services, Inc.*	400	2,280
Northwest Pipe Co.*	120	2,280
Ducommun, Inc.	130	2,223
Trimas Corp.*	196	2,217
Kimball International, Inc. — Class B	400	2,212
Titan Machinery, Inc.*	160	2,101
Kratos Defense & Security Solutions, Inc.*	200	2,100
Energy Recovery, Inc.*	525	2,100
Schawk, Inc. — Class A	140	2,093
PowerSecure International, Inc.*	230	2,091
Innerworkings, Inc.*	300	2,049
Met-Pro Corp.	184	1,980
Pike Electric Corp.*	210	1,978
NCI Building Systems, Inc.*	236	1,975
Roadrunner Transportation Systems, Inc.*	137	1,947
Astronics Corp.*	116	1,898
Sauer-Danfoss, Inc.*	155	1,894
Mistras Group, Inc.*	176	1,887
American Woodmark Corp.	110	1,881
Metalico, Inc.*	469	1,867
Alamo Group, Inc.	86	1,866
Aceto Corp.	320	1,834
Furmanite Corp.*	460	1,826
LaBarge, Inc.*	160	1,826
Hudson Highland Group, Inc.*	410	1,804
Douglas Dynamics, Inc.*	155	1,782
Graham Corp.	118	1,769
VSE Corp.	55	1,750
LMI Aerospace, Inc.*	110	1,735
USA Truck, Inc.*	106	1,709
Miller Industries, Inc.	126	1,697
Lydall, Inc.*	220	1,681
Primoris Services Corp.	260	1,638
International Shipholding Corp.	74	1,638
Horizon Lines, Inc. — Class A	387	1,637
Patriot Transportation Holding, Inc.*	20	1,618
Volt Information Sciences, Inc.*	192	1,613
Courier Corp.	130	1,587
DXP Enterprises, Inc.*	100	1,565
UQM Technologies, Inc.*	460	1,559
CAI International, Inc.*	130	1,547
Park-Ohio Holdings Corp.*	106	1,525
Dynamex, Inc.*	120	1,464
Fuel Tech, Inc.*	230	1,454
American Railcar Industries, Inc.	120	1,450
Builders FirstSource, Inc.*	581	1,394
Flow International Corp.*	590	1,392
GP Strategies Corp.*	190	1,379

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Industrials - 12.1% (continued)
Hill International, Inc.*	330	$1,340
North American Galvanizing & Coating, Inc.*	173	1,327
Multi-Color Corp.	126	1,290
Xerium Technologies, Inc.*	90	1,271
Pinnacle Airlines Corp.*	230	1,251
Barrett Business Services, Inc.	100	1,240
Twin Disc, Inc.	108	1,227
Casella Waste Systems, Inc. — Class A*	320	1,222
Ultrapetrol Bahamas Ltd.*	280	1,218
Thermadyne Holdings Corp.*	110	1,189
LSI Industries, Inc.	240	1,171
Franklin Covey Co.*	170	1,105
FuelCell Energy, Inc.*	936	1,104
Argan, Inc.*	98	1,022
Universal Truckload Services, Inc.*	73	1,017
Applied Energetics, Inc.*	980	1,009
PAM Transportation Services, Inc.*	60	902
Lawson Products, Inc.	52	883
LECG Corp.*	330	858
Preformed Line Products Co.	30	839
Global Defense Technology & Systems, Inc.*	60	766
Hoku Corp.*	220	735
Standard Register Co.	230	722
PGT, Inc.*	240	617
United Capital Corp.*	25	610
Coleman Cable, Inc.*	106	598
Quality Distribution, Inc.*	110	569
Omega Flex, Inc.	35	510
BlueLinx Holdings, Inc.*	140	368
Compx International, Inc.	20	197

Total Industrials		1,811,492

Consumer Discretionary - 11.1%
Deckers Outdoor Corp.*	160	22,859
Polaris Industries, Inc.	402	21,957
Warnaco Group, Inc.*	566	20,455
Valassis Communications, Inc.*	630	19,984
Carter’s, Inc.*	750	19,688
Sotheby’s	850	19,440
Live Nation Entertainment, Inc.*	1,786	18,664
Dress Barn, Inc.*	756	18,000
Capella Education Co.*	220	17,897
Dana Holding Corp.*	1,776	17,760
Jones Apparel Group, Inc.	1,106	17,530
Coinstar, Inc.*	397	17,059
Cheesecake Factory, Inc.*	766	17,051
Life Time Fitness, Inc.*	534	16,976
Rent-A-Center, Inc.*	830	16,816
Vail Resorts, Inc.*	462	16,128
Skechers U.S.A., Inc. — Class A*	440	16,069
Gymboree Corp.*	375	16,016
Tenneco, Inc.*	760	16,006
Wolverine World Wide, Inc.	630	15,889
ArvinMeritor, Inc.*	1,196	15,668

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Discretionary - 11.1% (continued)
The Children’s Place Retail Stores, Inc.*	350	$15,407
Cooper Tire & Rubber Co.	781	15,229
Under Armour, Inc. — Class A*	452	14,975
Eastman Kodak Co.*	3,406	14,782
Cracker Barrel Old Country Store, Inc.	311	14,480
OfficeMax, Inc.*	1,075	14,040
Brunswick Corp.	1,126	13,996
Pool Corp.	636	13,941
Jack in the Box, Inc.*	700	13,615
Jo-Ann Stores, Inc.*	350	13,129
Iconix Brand Group, Inc.*	912	13,105
Collective Brands, Inc.*	826	13,051
Saks, Inc.*	1,715	13,017
Dillard’s, Inc. — Class A	580	12,470
Jos A. Bank Clothiers, Inc.*	230	12,418
Men’s Wearhouse, Inc.	670	12,301
AnnTaylor Stores Corp.*	740	12,040
Dex One Corp.*	630	11,970
HSN, Inc.*	490	11,760
PF Chang’s China Bistro, Inc.	290	11,499
CROCS, Inc.*	1,080	11,426
Regis Corp.	730	11,366
Matthews International Corp. — Class A	380	11,126
Buckle, Inc.	343	11,120
Corinthian Colleges, Inc.*	1,116	10,993
Steven Madden Ltd.*	327	10,307
American Public Education, Inc.*	230	10,051
Monro Muffler Brake, Inc.	250	9,883
CEC Entertainment, Inc.*	280	9,873
Sally Beauty Holdings, Inc.*	1,190	9,758
Gaylord Entertainment Co.*	440	9,720
Cinemark Holdings, Inc.	731	9,613
Bob Evans Farms, Inc.	390	9,602
Scholastic Corp.	395	9,527
Ulta Salon Cosmetics & Fragrance, Inc.*	400	9,464
American Greetings Corp. — Class A	500	9,380
Grand Canyon Education, Inc.*	397	9,302
National CineMedia, Inc.	556	9,263
Talbots, Inc.*	896	9,238
NutriSystem, Inc.	400	9,176
Texas Roadhouse, Inc. — Class A*	727	9,175
Finish Line, Inc. — Class A	640	8,915
CKE Restaurants, Inc.	711	8,909
Ryland Group, Inc.	560	8,859
Hibbett Sports, Inc.*	364	8,721
Arbitron, Inc.	340	8,714
99 Cents Only Stores*	580	8,584
Helen of Troy Ltd.*	386	8,515
Orient-Express Hotels Ltd. — Class A*	1,150	8,510
Pier 1 Imports, Inc.*	1,326	8,500
Timberland Co. — Class A*	520	8,398

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Discretionary - 11.1% (continued)
Buffalo Wild Wings, Inc.*	229	$8,377
Brown Shoe Company, Inc.	550	8,349
Shutterfly, Inc.*	344	8,242
Unifirst Corp.	180	7,924
Genesco, Inc.*	300	7,893
Blue Nile, Inc.*	166	7,815
Cato Corp. — Class A	350	7,707
Scientific Games Corp. — Class A*	820	7,544
Group 1 Automotive, Inc.*	316	7,435
Pinnacle Entertainment, Inc.*	770	7,284
Cabela’s, Inc.*	510	7,211
Steiner Leisure Ltd.*	187	7,188
Biglari Holdings, Inc.*	25	7,173
K12, Inc.*	320	7,098
Columbia Sportswear Co.	152	7,094
True Religion Apparel, Inc.*	316	6,974
Ruby Tuesday, Inc.*	820	6,970
BJ’s Restaurants, Inc.*	285	6,726
Lumber Liquidators Holdings, Inc.*	287	6,696
Meritage Homes Corp.*	410	6,675
RCN Corp.*	450	6,664
Belo Corp. — Class A*	1,161	6,606
Universal Technical Institute, Inc.*	275	6,501
Barnes & Noble, Inc.	496	6,398
DineEquity, Inc.*	229	6,394
Penske Automotive Group, Inc.*	560	6,362
Interval Leisure Group, Inc.*	500	6,225
Citi Trends, Inc.*	188	6,193
Papa John’s International, Inc.*	267	6,173
Quiksilver, Inc.*	1,640	6,068
Lions Gate Entertainment Corp.*	866	6,045
Select Comfort Corp.*	690	6,037
Sonic Corp.*	776	6,014
Maidenform Brands, Inc.*	295	6,006
Peet’s Coffee & Tea, Inc.*	150	5,891
PEP Boys-Manny Moe & Jack	660	5,848
Boyd Gaming Corp.*	686	5,824
Rue21, Inc.*	186	5,643
Stewart Enterprises, Inc. — Class A	1,030	5,572
National Presto Industries, Inc.	60	5,572
American Axle & Manufacturing Holdings, Inc.*	760	5,571
Fred’s, Inc. — Class A	500	5,530
Charming Shoppes, Inc.*	1,466	5,498
Shuffle Master, Inc.*	680	5,447
Vitamin Shoppe, Inc.*	211	5,412
Domino’s Pizza, Inc.*	476	5,379
Stage Stores, Inc.	490	5,233
PetMed Express, Inc.	290	5,162
iRobot Corp.*	274	5,148
Harte-Hanks, Inc.	490	5,121
Ameristar Casinos, Inc.	335	5,045
Jakks Pacific, Inc.*	350	5,033
Liz Claiborne, Inc.*	1,190	5,022
Exide Technologies*	965	5,018
Churchill Downs, Inc.	152	4,986
Callaway Golf Co.	816	4,929

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Discretionary - 11.1% (continued)
La-Z-Boy, Inc. — Class Z*	656	$4,874
Drew Industries, Inc.*	240	4,848
Fuel Systems Solutions, Inc.*	183	4,749
World Wrestling Entertainment, Inc. — Class A	305	4,746
Wet Seal, Inc. — Class A*	1,293	4,719
Ascent Media Corp. — Class A*	180	4,547
Standard Pacific Co.*	1,356	4,515
G-III Apparel Group Ltd.*	195	4,464
Volcom, Inc.*	240	4,457
Modine Manufacturing Co.*	580	4,454
Ethan Allen Interiors, Inc.	310	4,337
Sonic Automotive, Inc. — Class A*	506	4,331
Lincoln Educational Services Corp.*	209	4,303
RC2 Corp.*	266	4,285
Pre-Paid Legal Services, Inc.*	94	4,276
Knology, Inc.*	390	4,263
Zumiez, Inc.*	261	4,205
Bridgepoint Education, Inc.*	255	4,032
DSW, Inc. — Class A*	176	3,953
Asbury Automotive Group, Inc.*	370	3,900
Superior Industries International, Inc.	290	3,898
hhgregg, Inc.*	166	3,871
Core-Mark Holding Company, Inc.*	138	3,781
K-Swiss, Inc. — Class A*	336	3,773
Oxford Industries, Inc.	176	3,684
Big 5 Sporting Goods Corp.	280	3,679
Winnebago Industries, Inc.*	370	3,678
California Pizza Kitchen, Inc.*	240	3,636
Kirkland’s, Inc.*	215	3,628
Drugstore.com, Inc.*	1,176	3,622
CKX, Inc.*	700	3,493
Sturm Ruger & Company, Inc.	240	3,439
Overstock.com, Inc.*	190	3,433
Beazer Homes USA, Inc.*	945	3,430
Mediacom Communications Corp. — Class A*	510	3,427
Sinclair Broadcast Group, Inc. — Class A*	581	3,387
Express, Inc.*	206	3,372
Red Robin Gourmet Burgers, Inc.*	196	3,363
Denny’s Corp.*	1,256	3,266
Smith & Wesson Holding Corp.*	760	3,108
SuperMedia, Inc.*	166	3,036
Cavco Industries, Inc.*	86	3,025
EW Scripps Co. — Class A*	400	2,980
AFC Enterprises, Inc.*	326	2,967
Rentrak Corp.*	120	2,920
Furniture Brands International, Inc.*	555	2,897
HOT Topic, Inc.	566	2,875
Universal Electronics, Inc.*	172	2,860
America’s Car-Mart, Inc.*	126	2,851
Dorman Products, Inc.*	140	2,846
Christopher & Banks Corp.	456	2,823

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Discretionary - 11.1% (continued)
Haverty Furniture Companies, Inc.	226	$2,778
Warner Music Group Corp.*	570	2,770
McClatchy Co. — Class A*	756	2,752
Media General, Inc. — Class A*	280	2,733
Pacific Sunwear of California*	840	2,688
Libbey, Inc.*	206	2,674
Ambassadors Group, Inc.	236	2,664
Entercom Communications Corp. — Class A*	300	2,646
Bebe Stores, Inc.	413	2,643
Perry Ellis International, Inc.*	130	2,626
Coldwater Creek, Inc.*	767	2,577
Krispy Kreme Doughnuts, Inc.*	740	2,494
Marcus Corp.	259	2,450
Hovnanian Enterprises, Inc. — Class A*	660	2,429
Blyth, Inc.	70	2,385
Shoe Carnival, Inc.*	116	2,379
Landry’s Restaurants, Inc.*	96	2,348
Global Sources Ltd.*	295	2,313
Retail Ventures, Inc.*	290	2,268
M/I Homes, Inc.*	230	2,217
Speedway Motorsports, Inc.	160	2,170
Stein Mart, Inc.*	346	2,156
Movado Group, Inc.*	200	2,136
Journal Communications, Inc. — Class A*	535	2,124
Systemax, Inc.	138	2,080
Weyco Group, Inc.	90	2,050
Amerigon, Inc.*	277	2,044
Standard Motor Products, Inc.	250	2,018
LIN TV Corp. — Class A*	371	2,007
Unifi, Inc.*	520	1,986
West Marine, Inc.*	180	1,958
MarineMax, Inc.*	280	1,943
Isle of Capri Casinos, Inc.*	200	1,852
Casual Male Retail Group, Inc.*	536	1,833
Spartan Motors, Inc.	420	1,764
Lifetime Brands, Inc.*	120	1,754
Leapfrog Enterprises, Inc. — Class A*	430	1,729
Lithia Motors, Inc. — Class A	277	1,712
Cherokee, Inc.	100	1,710
Morgans Hotel Group Co.*	277	1,706
Martha Stewart Living Omnimedia — Class A*	340	1,673
Mac-Gray Corp.	150	1,671
Hawk Corp. — Class A*	65	1,654
Sealy Corp.*	616	1,645
Ruth’s Hospitality Group, Inc.*	391	1,634
Audiovox Corp. — Class A*	222	1,632
Skyline Corp.	90	1,621
Vitacost.com, Inc.*	180	1,618
Jamba, Inc.*	750	1,597
Destination Maternity Corp.*	63	1,594
Multimedia Games, Inc.*	350	1,575
CPI Corp.	70	1,569

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Discretionary - 11.1% (continued)
AH Belo Corp. — Class A*	236	$1,567
REX American Resources Corp.*	94	1,504
Build-A-Bear Workshop, Inc. — Class A*	220	1,492
Stoneridge, Inc.*	196	1,488
CSS Industries, Inc.	90	1,485
Tuesday Morning Corp.*	370	1,476
Gray Television, Inc.*	610	1,470
Lee Enterprises, Inc.*	570	1,465
Bon-Ton Stores, Inc.	150	1,462
Hooker Furniture Corp.	136	1,450
Fisher Communications, Inc.*	86	1,448
Arctic Cat, Inc.*	157	1,430
McCormick & Schmick’s Seafood Restaurants, Inc.*	190	1,417
Midas, Inc.*	180	1,381
Ballantyne Strong, Inc.*	180	1,303
Sport Supply Group, Inc.	96	1,292
Entravision Communications Corp. — Class A*	610	1,287
Steinway Musical Instruments, Inc.*	70	1,245
O’Charleys, Inc.*	230	1,219
Gaiam, Inc. — Class A	200	1,214
RG Barry Corp.	110	1,213
Culp, Inc.*	110	1,206
LodgeNet Interactive Corp.*	316	1,172
Delta Apparel, Inc.*	80	1,168
Kid Brands, Inc.*	166	1,167
Playboy Enterprises, Inc. — Class B*	270	1,134
Monarch Casino & Resort, Inc.*	110	1,114
Kenneth Cole Productions, Inc. — Class A*	100	1,101
Joe’s Jeans, Inc.*	540	1,069
US Auto Parts Network, Inc.*	170	1,020
Lacrosse Footwear, Inc.	60	1,010
Winmark Corp.	30	1,004
Orbitz Worldwide, Inc.*	250	953
Red Lion Hotels Corp.*	157	937
National American University Holdings, Inc.	106	923
Summer Infant, Inc.*	140	917
Caribou Coffee Company, Inc.*	94	890
Learning Tree International, Inc.*	80	868
Borders Group, Inc.*	630	838
Einstein Noah Restaurant Group, Inc.*	75	809
Brookfield Homes Corp.*	120	809
Carmike Cinemas, Inc.*	130	788
ReachLocal, Inc.*	60	778
American Apparel, Inc.*	420	769
Cambium Learning Group, Inc.*	210	756
Cumulus Media, Inc. — Class A*	280	748
Conn’s, Inc.*	126	741
New York & Company, Inc.*	320	733
Carrols Restaurant Group, Inc.*	160	731

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Discretionary - 11.1% (continued)
Marine Products Corp.*	128	$724
Outdoor Channel Holdings, Inc.*	150	700
Westwood One, Inc.*	70	691
1-800-Flowers.com, Inc. — Class A*	330	680
Johnson Outdoors, Inc. — Class A*	60	675
PRIMEDIA, Inc.	210	615
Nexstar Broadcasting Group, Inc. — Class A*	140	613
Shiloh Industries, Inc.*	70	592
Princeton Review, Inc.*	246	571
Bluegreen Corp.*	180	542
Books-A-Million, Inc. — Class A	90	542
Empire Resorts, Inc.*	320	522
Radio One, Inc. (Cl.D) — Class D*	400	512
Value Line, Inc.	20	363
Beasley Broadcasting Group, Inc. — Class A*	60	292
Crown Media Holdings, Inc. — Class A*	140	246

Total Consumer Discretionary		1,659,766

Health Care - 11.0%
Salix Pharmaceuticals Ltd.*	716	27,945
ev3, Inc.*	1,056	23,665
Psychiatric Solutions, Inc.*	720	23,558
STERIS Corp.	750	23,310
Owens & Minor, Inc.	800	22,704
Healthsouth Corp.*	1,186	22,190
AMERIGROUP Corp.*	656	21,307
American Medical Systems Holdings, Inc.*	956	21,147
HMS Holdings Corp.*	338	18,326
NuVasive, Inc.*	496	17,588
Haemonetics Corp.*	320	17,126
Onyx Pharmaceuticals, Inc.*	790	17,056
Immucor, Inc.*	886	16,878
Medicis Pharmaceutical Corp. — Class A	760	16,629
Catalyst Health Solutions, Inc.*	479	16,526
Dionex Corp.*	220	16,381
Parexel International Corp.*	740	16,043
Masimo Corp.	666	15,857
Chemed Corp.	290	15,846
Amedisys, Inc.*	360	15,829
West Pharmaceutical Services, Inc.	426	15,545
Magellan Health Services, Inc.*	426	15,472
Acorda Therapeutics, Inc.*	496	15,431
Cubist Pharmaceuticals, Inc.*	740	15,244
PSS World Medical, Inc.*	720	15,228
Impax Laboratories, Inc.*	796	15,172
Sirona Dental Systems, Inc.*	431	15,016
Alkermes, Inc.*	1,206	15,015
Nektar Therapeutics*	1,196	14,472
Volcano Corp.*	645	14,074
Quality Systems, Inc.	240	13,918
Centene Corp.*	620	13,330
Eclipsys Corp.*	727	12,970

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Health Care - 11.0% (continued)
MedAssets, Inc.*	558	$12,879
WellCare Health Plans, Inc.*	540	12,820
Seattle Genetics, Inc.*	1,060	12,709
Auxilium Pharmaceuticals, Inc.*	536	12,596
Incyte Corp. Ltd.*	1,110	12,288
Cepheid, Inc.*	752	12,047
Odyssey HealthCare, Inc.*	435	11,623
Healthspring, Inc.*	741	11,493
Par Pharmaceutical Companies, Inc.*	440	11,422
Isis Pharmaceuticals, Inc.*	1,190	11,388
Bruker Corp.*	920	11,187
Align Technology, Inc.*	750	11,152
Viropharma, Inc.*	980	10,986
inVentiv Health, Inc.*	429	10,982
athenahealth, Inc.*	420	10,975
Savient Pharmaceuticals, Inc.*	850	10,710
Arthrocare Corp.*	346	10,605
Integra LifeSciences Holdings Corp.*	274	10,138
Martek Biosciences Corp.*	426	10,100
Pharmasset, Inc.*	368	10,061
Theravance, Inc.*	790	9,930
Vivus, Inc.*	1,026	9,850
Gentiva Health Services, Inc.*	360	9,724
AMAG Pharmaceuticals, Inc.*	270	9,275
Meridian Bioscience, Inc.	522	8,874
PDL BioPharma, Inc.	1,516	8,520
Phase Forward, Inc.*	510	8,507
DexCom, Inc.*	730	8,439
Cyberonics, Inc.*	350	8,288
HeartWare International, Inc.*	116	8,128
Wright Medical Group, Inc.*	488	8,106
Immunogen, Inc.*	871	8,074
MWI Veterinary Supply, Inc.*	158	7,941
Invacare Corp.	370	7,674
Neogen Corp.*	294	7,659
Luminex Corp.*	470	7,623
Zoll Medical Corp.*	270	7,317
Analogic Corp.	158	7,191
Insulet Corp.*	476	7,164
Questcor Pharmaceuticals, Inc.*	700	7,147
Landauer, Inc.	116	7,062
Amsurg Corp. — Class A*	396	7,057
Orthofix International N.V.*	220	7,051
Alnylam Pharmaceuticals, Inc.*	466	6,999
Conmed Corp.*	370	6,893
RehabCare Group, Inc.*	315	6,861
Celera Corp.*	1,040	6,812
Enzon Pharmaceuticals, Inc.*	636	6,773
Bio-Reference Labs, Inc.*	300	6,651
Greatbatch, Inc.*	290	6,470
Kindred Healthcare, Inc.*	500	6,420
Halozyme Therapeutics, Inc.*	910	6,406
Micromet, Inc.*	1,025	6,396
Geron Corp.*	1,246	6,255
Momenta Pharmaceuticals, Inc.*	510	6,253

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Health Care - 11.0% (continued)
Allos Therapeutics, Inc.*	1,004	$6,155
Conceptus, Inc.*	392	6,107
Abaxis, Inc.*	280	6,000
Natus Medical, Inc.*	366	5,962
Hanger Orthopedic Group, Inc.*	330	5,927
Targacept, Inc.*	306	5,915
Merit Medical Systems, Inc.*	366	5,882
Universal American Corp.*	406	5,846
PharMerica Corp.*	390	5,717
LHC Group, Inc.*	200	5,550
InterMune, Inc.*	570	5,329
Affymetrix, Inc.*	900	5,310
IPC The Hospitalist Company, Inc.*	208	5,221
Healthways, Inc.*	436	5,197
Medicines Co.*	676	5,144
MannKind Corp.*	785	5,016
Computer Programs & Systems, Inc.	120	4,910
Molina Healthcare, Inc.*	170	4,896
eResearchTechnology, Inc.*	621	4,893
ICU Medical, Inc.*	150	4,825
Triple-S Management Corp. — Class B*	260	4,823
NPS Pharmaceuticals, Inc.*	748	4,817
Metabolix, Inc.*	336	4,808
SonoSite, Inc.*	176	4,771
NxStage Medical, Inc.*	321	4,764
Exelixis, Inc.*	1,370	4,754
Rigel Pharmaceuticals, Inc.*	660	4,752
Omnicell, Inc.*	406	4,746
Symmetry Medical, Inc.*	450	4,743
Syneron Medical Ltd.*	456	4,688
Sequenom, Inc.*	788	4,657
Angiodynamics, Inc.*	310	4,572
Sun Healthcare Group, Inc.*	550	4,444
Accuray, Inc.*	655	4,343
Select Medical Holdings Corp.*	640	4,339
Micrus Endovascular Corp.*	206	4,283
MAKO Surgical Corp.*	331	4,121
Emeritus Corp.*	250	4,078
Air Methods Corp.*	136	4,046
Emergent Biosolutions, Inc.*	245	4,003
National Healthcare Corp.	115	3,963
Optimer Pharmaceuticals, Inc.*	426	3,949
Ariad Pharmaceuticals, Inc.*	1,400	3,948
Arena Pharmaceuticals, Inc.*	1,280	3,930
ABIOMED, Inc.*	400	3,872
Genoptix, Inc.*	225	3,870
Medivation, Inc.*	430	3,801
Medidata Solutions, Inc.*	245	3,795
Somanetics Corp.*	150	3,743
Inspire Pharmaceuticals, Inc.*	750	3,743
SurModics, Inc.*	227	3,725
Cross Country Healthcare, Inc.*	396	3,560
Unilife Corp.*	610	3,550
Quidel Corp.*	277	3,515
Neurocrine Biosciences, Inc.*	625	3,500

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Health Care - 11.0% (continued)
Ardea Biosciences, Inc.*	170	$3,495
XenoPort, Inc.*	350	3,433
Assisted Living Concepts, Inc. — Class A*	116	3,432
Almost Family, Inc.*	98	3,423
Lexicon Pharmaceuticals, Inc.*	2,511	3,214
Pharmacyclics, Inc.*	480	3,197
Nabi Biopharmaceuticals*	570	3,101
Hi-Tech Pharmacal Company, Inc.*	135	3,093
Res-Care, Inc.*	320	3,091
SIGA Technologies, Inc.*	400	3,080
AMN Healthcare Services, Inc.*	410	3,067
Ensign Group, Inc.	185	3,056
Corvel Corp.*	90	3,041
Alphatec Holdings, Inc.*	651	3,021
Delcath Systems, Inc.*	473	2,999
Ironwood Pharmaceuticals, Inc. — Class A*	240	2,861
Zymogenetics, Inc.*	676	2,853
Endologix, Inc.*	620	2,809
HealthTronics, Inc.*	580	2,801
Dyax Corp.*	1,231	2,794
Atrion Corp.	20	2,701
Vascular Solutions, Inc.*	215	2,687
OraSure Technologies, Inc.*	580	2,685
Durect Corp.*	1,100	2,673
Cantel Medical Corp.	160	2,672
ATS Medical, Inc.*	656	2,604
Obagi Medical Products, Inc.*	220	2,600
BioScrip, Inc.*	496	2,599
Palomar Medical Technologies, Inc.*	230	2,574
Immunomedics, Inc.*	830	2,565
Opko Health, Inc.*	1,126	2,545
Staar Surgical Co.*	440	2,517
American Dental Partners, Inc.*	206	2,495
Spectrum Pharmaceuticals, Inc.*	636	2,493
Pain Therapeutics, Inc.*	448	2,491
Kensey Nash Corp.*	105	2,490
Team Health Holdings, Inc.*	190	2,455
Caliper Life Sciences, Inc.*	570	2,434
Pozen, Inc.*	340	2,383
Keryx Biopharmaceuticals, Inc.*	650	2,379
MAP Pharmaceuticals, Inc.*	181	2,375
AVANIR Pharmaceuticals, Inc. — Class A*	916	2,354
Genomic Health, Inc.*	180	2,327
Novavax, Inc.*	1,070	2,322
Vanda Pharmaceuticals, Inc.*	350	2,314
SenoRx, Inc.*	210	2,306
Idenix Pharmaceuticals, Inc.*	461	2,305
Providence Service Corp.*	164	2,296
Vital Images, Inc.*	180	2,295
Maxygen, Inc.*	412	2,278
Accelrys, Inc.*	350	2,257
AVI BioPharma, Inc.*	1,400	2,254
Arqule, Inc.*	520	2,236

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Health Care - 11.0% (continued)
AGA Medical Holdings, Inc.*	176	$2,233
Eurand N.V.*	230	2,229
Vical, Inc.*	715	2,217
BioCryst Pharmaceuticals, Inc.*	375	2,216
Cadence Pharmaceuticals, Inc.*	316	2,215
Chindex International, Inc.*	176	2,205
Spectranetics Corp.*	425	2,202
MELA Sciences, Inc.*	295	2,195
US Physical Therapy, Inc.*	130	2,194
Ligand Pharmaceuticals, Inc. — Class B*	1,496	2,184
Clarient, Inc.*	705	2,171
Sangamo Biosciences, Inc.*	581	2,156
Kendle International, Inc.*	186	2,143
Synovis Life Technologies, Inc.*	140	2,139
IRIS International, Inc.*	210	2,129
Medical Action Industries, Inc.*	177	2,122
Akorn, Inc.*	700	2,079
Array Biopharma, Inc.*	676	2,062
BioMimetic Therapeutics, Inc.*	185	2,057
Medcath Corp.*	260	2,044
RTI Biologics, Inc.*	694	2,033
Accretive Health, Inc.*	150	1,984
Exact Sciences Corp.*	450	1,980
America Service Group, Inc.	115	1,978
TomoTherapy, Inc.*	621	1,975
ZIOPHARM Oncology, Inc.*	620	1,972
Sunrise Senior Living, Inc.*	708	1,968
Health Grades, Inc.*	326	1,956
Rural/Metro Corp.*	240	1,954
Progenics Pharmaceuticals, Inc.*	356	1,951
CryoLife, Inc.*	360	1,940
Merge Healthcare, Inc.*	656	1,922
DynaVox, Inc. — Class A*	120	1,921
Young Innovations, Inc.	68	1,914
Metropolitan Health Networks, Inc.*	506	1,887
Exactech, Inc.*	110	1,879
Depomed, Inc.*	660	1,848
Celldex Therapeutics, Inc.*	400	1,824
Cytori Therapeutics, Inc.*	520	1,810
BMP Sunstone Corp.*	350	1,803
Omeros Corp.*	240	1,781
Enzo Biochem, Inc.*	426	1,734
Capital Senior Living Corp.*	347	1,725
Orthovita, Inc.*	846	1,717
Skilled Healthcare Group, Inc. — Class A*	250	1,697
Dynavax Technologies Corp.*	910	1,693
Biotime, Inc.*	270	1,663
Virtual Radiologic Corp.*	96	1,647
Orexigen Therapeutics, Inc.*	392	1,646
CardioNet, Inc.*	300	1,644
Santarus, Inc.*	660	1,637
Transcend Services, Inc.*	120	1,620
Clinical Data, Inc.*	130	1,617
Inhibitex, Inc.*	620	1,581

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Health Care - 11.0% (continued)
Antares Pharma, Inc.*	890	$1,566
Cutera, Inc.*	170	1,566
Albany Molecular Research, Inc.*	300	1,551
Cerus Corp.*	490	1,548
Affymax, Inc.*	256	1,531
Jazz Pharmaceuticals, Inc.*	190	1,488
Alliance HealthCare Services, Inc.*	356	1,438
Solta Medical, Inc.*	756	1,436
SuperGen, Inc.*	710	1,434
StemCells, Inc.*	1,516	1,425
Biosante Pharmaceuticals, Inc.*	806	1,419
Cytokinetics, Inc.*	597	1,415
Peregrine Pharmaceuticals, Inc.*	650	1,397
LCA-Vision, Inc.*	251	1,391
Curis, Inc.*	965	1,341
Allied Healthcare International, Inc.*	576	1,336
Alexza Pharmaceuticals, Inc.*	490	1,333
Neuralstem, Inc.*	530	1,325
Somaxon Pharmaceuticals, Inc.*	360	1,296
Cynosure, Inc. — Class A*	120	1,292
Rochester Medical Corp.*	136	1,285
Sciclone Pharmaceuticals, Inc.*	475	1,263
Osiris Therapeutics, Inc.*	215	1,249
Continucare Corp.*	370	1,240
Five Star Quality Care, Inc.*	400	1,208
Combinatorx, Inc.*	830	1,204
Stereotaxis, Inc.*	360	1,192
Chelsea Therapeutics International, Inc.*	400	1,172
Cambrex Corp.*	370	1,166
MedQuist, Inc.	145	1,147
Hansen Medical, Inc.*	536	1,142
Cypress Bioscience, Inc.*	496	1,141
Furiex Pharmaceuticals, Inc.*	110	1,118
Infinity Pharmaceuticals, Inc.*	180	1,064
CytRx Corp.*	1,380	1,063
Pure Bioscience*	440	1,052
Inovio Pharmaceuticals, Inc.*	1,016	1,036
Cumberland Pharmaceuticals, Inc.*	160	1,027
Aoxing Pharmaceutical Company, Inc.*	310	1,011
Corcept Therapeutics, Inc.*	320	998
Biospecifics Technologies Corp.*	50	994
Nanosphere, Inc.*	219	955
NeurogesX, Inc.*	139	922
PDI, Inc.*	110	911
AVEO Pharmaceuticals, Inc.*	120	848
Biodel, Inc.*	210	794
Synta Pharmaceuticals Corp.*	291	786
Prospect Medical Holdings, Inc.*	120	726
National Research Corp.	30	723
Nymox Pharmaceutical Corp.*	230	718
Codexis, Inc.*	80	701
Cornerstone Therapeutics, Inc.*	109	642
Alimera Sciences, Inc.*	86	640

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Health Care - 11.0% (continued)
Lannett Company, Inc.*	135	$617
Neostem, Inc.*	320	586
Transcept Pharmaceuticals, Inc.*	70	583
Caraco Pharmaceutical Laboratories Ltd.*	116	548
Sucampo Pharmaceuticals, Inc. — Class A*	136	480
AspenBio Pharma, Inc.*	456	447
Anthera Pharmaceuticals, Inc.*	70	375
Acura Pharmaceuticals, Inc.*	120	301

Total Health Care		1,641,085

Energy - 4.3%
Brigham Exploration Co.*	1,476	22,701
World Fuel Services Corp.	750	19,455
Dril-Quip, Inc.*	435	19,149
Bill Barrett Corp.*	580	17,847
CARBO Ceramics, Inc.	240	17,326
Berry Petroleum Co. — Class A	650	16,718
Nordic American Tanker Shipping	590	16,573
Arena Resources, Inc.*	505	16,110
Lufkin Industries, Inc.	386	15,050
Key Energy Services, Inc.*	1,596	14,651
Helix Energy Solutions Group, Inc.*	1,326	14,281
Complete Production Services, Inc.*	985	14,086
Rosetta Resources, Inc.*	670	13,273
Bristow Group, Inc.*	450	13,230
Swift Energy Co.*	486	13,078
Overseas Shipholding Group, Inc.	326	12,075
McMoRan Exploration Co.*	1,052	11,688
Patriot Coal Corp.*	990	11,632
Penn Virginia Corp.	570	11,463
Energy XXI Bermuda Ltd.*	646	10,194
Ship Finance International Ltd.	570	10,192
Tetra Technologies, Inc.*	966	8,771
Gulfmark Offshore, Inc. — Class A*	296	7,755
Clean Energy Fuels Corp.*	508	7,590
Northern Oil and Gas, Inc.*	560	7,190
Cal Dive International, Inc.*	1,197	7,002
USEC, Inc.*	1,440	6,854
Newpark Resources, Inc.*	1,120	6,776
Contango Oil & Gas Co.*	150	6,712
International Coal Group, Inc.*	1,666	6,414
Stone Energy Corp.*	555	6,194
Carrizo Oil & Gas, Inc.*	398	6,181
Petroleum Development Corp.*	240	6,149
ATP Oil & Gas Corp.*	571	6,047
TransAtlantic Petroleum Ltd.*	1,860	5,896
Resolute Energy Corp.*	480	5,875
Parker Drilling Co.*	1,470	5,806
Global Industries Ltd.*	1,286	5,774
ION Geophysical Corp.*	1,610	5,603
James River Coal Co.*	350	5,572
Cloud Peak Energy, Inc.*	400	5,304
BPZ Resources, Inc.*	1,226	5,088
RPC, Inc.	365	4,982
Superior Well Services, Inc.*	295	4,932

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Energy - 4.3% (continued)
Kodiak Oil & Gas Corp.*	1,510	$4,817
Petroquest Energy, Inc.*	703	4,752
T-3 Energy Services, Inc. — Class 3*	170	4,743
Tesco Corp.*	380	4,666
Golar LNG Ltd.	471	4,649
Energy Partners Ltd.*	370	4,518
Hornbeck Offshore Services, Inc.*	290	4,234
W&T Offshore, Inc.	445	4,210
Venoco, Inc.*	255	4,200
Rex Energy Corp.*	414	4,181
Gulfport Energy Corp.*	344	4,080
American Oil & Gas, Inc.*	640	4,019
General Maritime Corp.	652	3,938
Pioneer Drilling Co.*	686	3,890
Knightsbridge Tankers Ltd.	220	3,870
Teekay Tankers Ltd. — Class A	340	3,784
Willbros Group, Inc.*	506	3,744
Goodrich Petroleum Corp.*	310	3,720
Vaalco Energy, Inc.	646	3,618
Hercules Offshore, Inc.*	1,450	3,523
Western Refining, Inc.*	655	3,295
Crosstex Energy, Inc.*	510	3,269
Harvest Natural Resources, Inc.*	426	3,140
Matrix Service Co.*	336	3,128
Boots & Coots, Inc.*	1,036	3,056
CVR Energy, Inc.*	392	2,948
Apco Oil and Gas International, Inc.	120	2,821
Clayton Williams Energy, Inc.*	66	2,780
Gulf Island Fabrication, Inc.	176	2,732
Rentech, Inc.*	2,730	2,703
Magnum Hunter Resources Corp.*	616	2,686
OYO Geospace Corp.*	55	2,666
Warren Resources, Inc.*	900	2,610
Panhandle Oil and Gas, Inc. — Class A	96	2,537
GMX Resources, Inc.*	390	2,531
PHI, Inc. *	170	2,395
DHT Holdings, Inc.	620	2,387
Abraxas Petroleum Corp.*	850	2,380
Houston American Energy Corp.	236	2,327
Natural Gas Services Group, Inc.*	153	2,315
Callon Petroleum Co.*	366	2,306
Georesources, Inc.*	164	2,285
CAMAC Energy, Inc.*	600	2,238
Basic Energy Services, Inc.*	290	2,233
Dawson Geophysical Co.*	102	2,170
Green Plains Renewable Energy, Inc.*	211	2,156
Vantage Drilling Co.*	1,576	2,128
Cheniere Energy, Inc.*	722	2,036
Delta Petroleum Corp.*	2,345	2,017
FX Energy, Inc.*	550	1,991
Gastar Exploration Ltd.*	550	1,985
Endeavour International Corp.*	1,780	1,887
Scorpio Tankers, Inc.*	160	1,832
Uranium Energy Corp.*	770	1,817

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Energy - 4.3% (continued)
L&L Energy, Inc.*	210	$1,806
RAM Energy Resources, Inc.*	706	1,461
Syntroleum Corp.*	885	1,451
Seahawk Drilling, Inc.*	140	1,361
Miller Petroleum, Inc.*	236	1,359
Delek US Holdings, Inc.	179	1,307
Approach Resources, Inc.*	168	1,156
Union Drilling, Inc.*	190	1,047
Evolution Petroleum Corp.*	190	952
Isramco, Inc.*	20	944
Allis-Chalmers Energy, Inc.*	456	939
Alon USA Energy, Inc.	100	636
Global Geophysical Services, Inc.*	90	627
Hallador Energy Co.*	55	492

Total Energy		637,720

Materials - 3.9%
Rock-Tenn Co. — Class A	490	24,338
Solutia, Inc.*	1,536	20,122
Silgan Holdings, Inc.	686	19,469
WR Grace & Co.*	920	19,357
Olin Corp.	1,000	18,090
Coeur d’Alene Mines Corp.*	1,110	17,516
Sensient Technologies Corp.	636	16,491
Hecla Mining Co.*	3,057	15,958
Allied Nevada Gold Corp.*	807	15,882
Thompson Creek Metals Company, Inc.*	1,770	15,364
Rockwood Holdings, Inc.*	660	14,975
Golden Star Resources Ltd.*	3,266	14,305
Schweitzer-Mauduit International, Inc.	235	11,856
HB Fuller Co.	620	11,774
NewMarket Corp.	131	11,439
Minerals Technologies, Inc.	240	11,410
Louisiana-Pacific Corp.*	1,600	10,704
PolyOne Corp.*	1,176	9,902
Worthington Industries, Inc.	766	9,851
OM Group, Inc.*	396	9,449
Calgon Carbon Corp.*	711	9,414
Jaguar Mining, Inc.*	1,060	9,360
Balchem Corp.	369	9,225
RTI International Metals, Inc.*	380	9,162
Arch Chemicals, Inc.	290	8,915
Clearwater Paper Corp.*	155	8,488
Globe Specialty Metals, Inc.*	786	8,119
Ferro Corp.*	1,096	8,078
Texas Industries, Inc.	260	7,680
A. Schulman, Inc.	400	7,584
Stepan Co.	106	7,254
Innophos Holdings, Inc.	276	7,198
AMCOL International Corp.	306	7,191
Century Aluminum Co.*	810	7,152
STR Holdings, Inc.*	365	6,862
Kaiser Aluminum Corp.	190	6,587
Stillwater Mining Co.*	566	6,577
PH Glatfelter Co.	586	6,358
Deltic Timber Corp.	140	5,852

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Materials - 3.9% (continued)
Koppers Holdings, Inc.	260	$5,845
Georgia Gulf Corp.*	430	5,736
US Gold Corp.*	1,135	5,686
KapStone Paper and Packaging Corp.*	482	5,369
Brush Engineered Materials, Inc.*	256	5,115
Buckeye Technologies, Inc.*	500	4,975
Boise, Inc.*	895	4,914
Haynes International, Inc.	157	4,840
Zep, Inc.	270	4,709
Westlake Chemical Corp.	248	4,605
Graphic Packaging Holding Co.*	1,426	4,492
Omnova Solutions, Inc.*	566	4,420
Wausau Paper Corp.*	620	4,197
Horsehead Holding Corp.*	550	4,158
Spartech Corp.*	396	4,059
Myers Industries, Inc.	461	3,729
Quaker Chemical Corp.	137	3,711
Neenah Paper, Inc.	188	3,440
Zoltek Companies, Inc.*	350	2,964
LSB Industries, Inc.*	220	2,928
AM Castle & Co.*	210	2,917
Olympic Steel, Inc.	120	2,756
Hawkins, Inc.	110	2,649
Graham Packaging Company, Inc.*	220	2,633
Kraton Performance Polymers, Inc.*	140	2,631
General Moly, Inc.*	810	2,495
Capital Gold Corp.*	610	2,440
Metals USA Holdings Corp.*	152	2,272
Headwaters, Inc.*	766	2,175
American Vanguard Corp.	265	2,101
Landec Corp.*	330	1,944
Senomyx, Inc.*	490	1,857
TPC Group, Inc.*	106	1,760
US Energy Corp.*	340	1,615
United States Lime & Minerals, Inc.*	40	1,541
AEP Industries, Inc.*	60	1,433
Universal Stainless & Alloy*	86	1,375
KMG Chemicals, Inc.	80	1,149
Noranda Aluminum Holding Corp.*	155	997
NL Industries, Inc.	90	549
Verso Paper Corp.*	190	439

Total Materials		574,928

Consumer Staples - 2.6%
Casey’s General Stores, Inc.	640	22,336
TreeHouse Foods, Inc.*	440	20,090
Ruddick Corp.	556	17,231
United Natural Foods, Inc.*	550	16,434
Nu Skin Enterprises, Inc. — Class A	626	15,606
American Italian Pasta Co. — Class A*	280	14,804
Sanderson Farms, Inc.	290	14,715
Lancaster Colony Corp.	240	12,806
Universal Corp.	310	12,301
Diamond Foods, Inc.	278	11,426

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Staples - 2.6% (continued)
Hain Celestial Group, Inc.*	520	$10,488
Fresh Del Monte Produce, Inc.*	506	10,241
Vector Group Ltd.	548	9,217
Darling International, Inc.*	1,046	7,856
J&J Snack Foods Corp.	180	7,578
Andersons, Inc.	227	7,398
Boston Beer Company, Inc. — Class A*	108	7,285
Tootsie Roll Industries, Inc.	300	7,095
WD-40 Co.	210	7,014
Chiquita Brands International, Inc.*	570	6,926
Rite Aid Corp.*	7,063	6,922
Winn-Dixie Stores, Inc.*	700	6,748
B&G Foods, Inc. — Class A	600	6,468
Central Garden and Pet Co. — Class A*	720	6,458
Cal-Maine Foods, Inc.	185	5,907
Spectrum Brands Holdings, Inc.*	230	5,833
Nash Finch Co.	164	5,602
Lance, Inc.	330	5,442
Heckmann Corp.*	1,126	5,225
Dole Food Company, Inc.*	456	4,756
Pricesmart, Inc.	200	4,646
Weis Markets, Inc.	140	4,607
Elizabeth Arden, Inc.*	306	4,443
Medifast, Inc.*	170	4,405
Pantry, Inc.*	290	4,092
Pilgrim’s Pride Corp.*	616	4,047
Alliance One International, Inc.*	1,130	4,023
Spartan Stores, Inc.	286	3,924
Synutra International, Inc.*	236	3,816
Prestige Brands Holdings, Inc.*	537	3,802
Smart Balance, Inc.*	790	3,231
Seneca Foods Corp. — Class A*	100	3,226
USANA Health Sciences, Inc.*	80	2,922
Inter Parfums, Inc.	177	2,519
Calavo Growers, Inc.	140	2,514
Ingles Markets, Inc. — Class A	166	2,498
Coca-Cola Bottling Co. Consolidated	52	2,492
Limoneira Co.	100	2,176
Village Super Market, Inc. — Class A	80	2,100
Star Scientific, Inc.*	1,231	2,019
Nutraceutical International Corp.*	120	1,831
Arden Group, Inc. — Class A	20	1,757
National Beverage Corp.	140	1,719
Imperial Sugar Co.	156	1,576
Revlon, Inc. — Class A*	140	1,562
Great Atlantic & Pacific Tea Co.*	400	1,560
John B. Sanfilippo & Son, Inc.*	106	1,534
Oil-Dri Corporation of America	66	1,515
Farmer Bros Co.	90	1,358
Female Health Co.	230	1,194
Alico, Inc.	50	1,149
Schiff Nutrition International, Inc.	153	1,089

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Consumer Staples - 2.6% (continued)
Susser Holdings Corp.*	90	$1,061
MGP Ingredients, Inc.*	140	928
Nature’s Sunshine Products, Inc.	100	837
Cellu Tissue Holdings, Inc.*	100	777
Griffin Land & Nurseries, Inc.	30	762
Harbinger Group, Inc.*	110	691
Lifeway Foods, Inc.*	58	565
Bridgford Foods Corp.	25	350

Total Consumer Staples		389,525

Utilities - 2.6%
Nicor, Inc.	576	23,328
Piedmont Natural Gas Company, Inc.	910	23,023
WGL Holdings, Inc.	646	21,983
Cleco Corp.	770	20,336
IDACORP, Inc.	610	20,295
New Jersey Resources Corp.	520	18,304
Portland General Electric Co.	956	17,524
Southwest Gas Corp.	581	17,140
South Jersey Industries, Inc.	386	16,583
Northwest Natural Gas Co.	340	14,814
Black Hills Corp.	500	14,235
Unisource Energy Corp.	460	13,883
Allete, Inc.	405	13,867
Avista Corp.	696	13,593
PNM Resources, Inc.	1,100	12,298
NorthWestern Corp.	460	12,052
El Paso Electric Co.*	550	10,643
MGE Energy, Inc.	290	10,452
Empire District Electric Co.	511	9,591
UIL Holdings Corp.	380	9,511
Laclede Group, Inc.	280	9,276
California Water Service Group	250	8,925
CH Energy Group, Inc.	200	7,848
American States Water Co.	230	7,622
Dynegy, Inc. — Class A*	1,300	5,005
SJW Corp.	160	3,750
Southwest Water Co.	356	3,731
Chesapeake Utilities Corp.	117	3,674
Central Vermont Public Service Corp.	149	2,941
Unitil Corp.	140	2,927
Middlesex Water Co.	176	2,790
Connecticut Water Service, Inc.	113	2,375
York Water Co.	166	2,357
Consolidated Water Company Ltd.	180	2,048
Cadiz, Inc.*	157	1,895
Artesian Resources Corp. — Class A	78	1,440
American DG Energy, Inc.*	240	746

Total Utilities		382,805

Telecommunication Services - 0.8%
Syniverse Holdings, Inc.*	886	18,119
AboveNet, Inc.*	287	13,541
Cincinnati Bell, Inc.*	2,546	7,663
NTELOS Holdings Corp.	370	6,364
PAETEC Holding Corp.*	1,590	5,422

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 79.7% (continued)
Telecommunication Services - 0.8% (continued)
Consolidated Communications Holdings, Inc.	316	$5,375
Shenandoah Telecommunications Co.	300	5,322
Atlantic Tele-Network, Inc.	120	4,956
Premiere Global Services, Inc.*	760	4,818
Alaska Communications Systems Group, Inc.	564	4,788
Neutral Tandem, Inc.*	420	4,725
General Communication, Inc. — Class A*	605	4,592
Cbeyond, Inc.*	349	4,362
Cogent Communications Group, Inc.*	570	4,321
Iridium Communications, Inc.*	430	4,317
Global Crossing Ltd.*	391	4,133
USA Mobility, Inc.	280	3,618
Vonage Holdings Corp.*	1,330	3,059
FiberTower Corp.*	586	2,766
IDT Corp. — Class B*	180	2,295
ICO Global Communications Holdings Ltd.*	1,196	1,926
Globalstar, Inc.*	880	1,355

Total Telecommunication Services		117,837

TOTAL COMMON STOCKS
(Cost $9,398,541)		11,882,627

Rights(b) - 0.0%
Zion Oil & Gas, Inc.
Expires 7/15/2010	105	2

TOTAL RIGHTS
(Cost $142)		2

WARRANT(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	250	13

TOTAL WARRANT
(Cost $—)		13

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 18.2%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	$1,585,930	$1,585,930
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	450,159	450,159
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	380,231	380,231
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	205,412	205,412
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	87,409	87,409

TOTAL REPURCHASE AGREEMENTS
(Cost $2,709,141)		2,709,141

Total Investments - 97.9%
(Cost $12,107,824)		$14,591,783
Cash & Other Assets, Less Liabilities - 2.1%		311,793

Total Net Assets - 100.0%		$14,903,576

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $4,188,990)	69	$(373,976)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10††† (Notional Market Value $373,294)	612	$(19,500)
Credit Suisse Capital, LLC July 2010 Russell 2000 Index Swap, Terminating 07/29/10††† (Notional Market Value $5,210,838)	8,550	(54,986)
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/26/10††† (Notional Market Value $943,614)	1,548	(55,777)

(Total Notional Market Value $6,527,746)		$(130,263)

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® 1.5x Strategy Fund

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5%
Financials - 17.3%
MFA Financial, Inc.	4,720	$34,928
Highwoods Properties, Inc.	1,205	33,451
FirstMerit Corp.	1,820	31,177
Omega Healthcare Investors, Inc.	1,561	31,111
BioMed Realty Trust, Inc.	1,910	30,732
ProAssurance Corp.*	540	30,650
Apollo Investment Corp.	3,269	30,500
Alterra Capital Holdings Ltd.	1,624	30,499
Home Properties, Inc.	672	30,287
National Retail Properties, Inc.	1,396	29,930
Entertainment Properties Trust	780	29,695
CBL & Associates Properties, Inc.	2,330	28,985
SVB Financial Group*	700	28,861
Tanger Factory Outlet Centers	680	28,138
Washington Real Estate Investment Trust	1,019	28,114
Platinum Underwriters Holdings Ltd.	760	27,580
American Capital Ltd.*	5,720	27,570
Prosperity Bancshares, Inc.	785	27,279
Kilroy Realty Corp.	910	27,054
Signature Bank *	688	26,151
Mid-America Apartment Communities, Inc.	500	25,735
Westamerica Bancorp	490	25,735
LaSalle Hotel Properties	1,180	24,273
Potlatch Corp.	670	23,939
American Campus Communities, Inc.	876	23,906
MGIC Investment Corp.*	3,380	23,288
Iberiabank Corp.	450	23,166
Healthcare Realty Trust, Inc.	1,050	23,068
Stifel Financial Corp.*	523	22,693
Trustmark Corp.	1,066	22,194
First American Financial Corp.	1,750	22,190
Umpqua Holdings Corp.	1,930	22,156
Knight Capital Group, Inc. — Class A*	1,593	21,967
DiamondRock Hospitality Co.*	2,601	21,380
Equity Lifestyle Properties, Inc.	443	21,366
Northwest Bancshares, Inc.	1,862	21,357
Extra Space Storage, Inc.	1,470	20,433
NewAlliance Bancshares, Inc.	1,780	19,954
Astoria Financial Corp.	1,450	19,952
Delphi Financial Group, Inc. — Class A	803	19,601
Webster Financial Corp.	1,090	19,555
Portfolio Recovery Associates, Inc.*	290	19,366
Redwood Trust, Inc.	1,310	19,178
UMB Financial Corp.	530	18,847
Post Properties, Inc.	820	18,639
CNO Financial Group, Inc.*	3,740	18,513
Susquehanna Bancshares, Inc.	2,180	18,159
Montpelier Re Holdings Ltd.	1,200	17,916
PHH Corp.*	933	17,764
Medical Properties Trust, Inc.	1,870	17,653

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
Glacier Bancorp, Inc.	1,200	$17,604
PS Business Parks, Inc.	308	17,180
Wintrust Financial Corp.	515	17,170
Cash America International, Inc.	500	17,135
Colonial Properties Trust	1,177	17,102
DuPont Fabros Technology, Inc.	691	16,971
Hatteras Financial Corp.	610	16,970
First Financial Bankshares, Inc.	350	16,832
Sunstone Hotel Investors, Inc.*	1,658	16,464
MB Financial, Inc.	890	16,367
Hancock Holding Co.	490	16,346
RLI Corp.	310	16,278
Radian Group, Inc.	2,240	16,218
DCT Industrial Trust, Inc.	3,556	16,073
EastGroup Properties, Inc.	450	16,011
Argo Group International Holdings Ltd.	520	15,907
Sovran Self Storage, Inc.	460	15,838
National Health Investors, Inc.	410	15,810
United Bankshares, Inc.	648	15,513
FNB Corp.	1,929	15,490
Old National Bancorp	1,470	15,229
First Midwest Bancorp, Inc.	1,240	15,078
Whitney Holding Corp.	1,620	14,985
International Bancshares Corp.	889	14,837
Tower Group, Inc.	680	14,640
American Capital Agency Corp.	553	14,610
First Financial Bancorp	970	14,502
Ezcorp, Inc. — Class A*	781	14,488
CVB Financial Corp.	1,510	14,345
Anworth Mortgage Asset Corp.	1,996	14,212
Franklin Street Properties Corp.	1,172	13,841
Park National Corp.	210	13,658
Cathay General Bancorp	1,320	13,636
Starwood Property Trust, Inc.	800	13,560
Selective Insurance Group, Inc.	900	13,374
Capstead Mortgage Corp.	1,184	13,095
KBW, Inc.*	598	12,821
National Penn Bancshares, Inc.	2,120	12,741
Ocwen Financial Corp.*	1,248	12,717
Community Bank System, Inc.	560	12,337
Greenlight Capital Re Ltd. — Class A*	480	12,091
Columbia Banking System, Inc.	656	11,979
NBT Bancorp, Inc.	580	11,844
Investment Technology Group, Inc.*	730	11,724
U-Store-It Trust	1,566	11,682
Provident Financial Services, Inc.	999	11,678
Pico Holdings, Inc.*	380	11,389
Pennsylvania Real Estate Investment Trust	928	11,340
Acadia Realty Trust	670	11,269
optionsXpress Holdings, Inc.*	710	11,175
Investors Real Estate Trust	1,263	11,152
Forestar Group, Inc.*	614	11,027
First Cash Financial Services, Inc.*	505	11,009

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
Prospect Capital Corp.	1,130	$10,905
Investors Bancorp, Inc.*	808	10,601
Employers Holdings, Inc.	710	10,458
Strategic Hotels & Resorts, Inc.*	2,360	10,360
World Acceptance Corp.*	270	10,344
Cousins Properties, Inc.	1,509	10,174
Texas Capital Bancshares, Inc.*	620	10,168
Infinity Property & Casualty Corp.	220	10,160
American Equity Investment Life Holding Co.	980	10,114
Horace Mann Educators Corp.	657	10,052
Inland Real Estate Corp.	1,254	9,932
Lexington Realty Trust	1,630	9,796
PrivateBancorp, Inc. — Class A	880	9,750
LTC Properties, Inc.	398	9,659
Equity One, Inc.	618	9,641
BlackRock Kelso Capital Corp.	960	9,475
Flagstone Reinsurance Holdings S.A.	873	9,446
Oritani Financial Corp.	940	9,400
Piper Jaffray Cos.*	290	9,344
PacWest Bancorp	510	9,338
Government Properties Income Trust	360	9,187
Alexander’s, Inc.	30	9,088
Chemical Financial Corp.	410	8,930
First Potomac Realty Trust	620	8,909
Independent Bank Corp.	360	8,885
Brookline Bancorp, Inc.	990	8,791
Primerica, Inc.*	410	8,790
Invesco Mortgage Capital, Inc.	430	8,604
Nelnet, Inc. — Class A	444	8,560
Fifth Street Finance Corp.	759	8,372
Hersha Hospitality Trust	1,850	8,362
MF Global Holdings Ltd.*	1,460	8,337
Sun Communities, Inc.	320	8,307
S&T Bancorp, Inc.	420	8,299
Navigators Group, Inc.*	200	8,226
Home Bancshares, Inc.	356	8,120
Dollar Financial Corp.*	398	7,876
Meadowbrook Insurance Group, Inc.	910	7,853
Getty Realty Corp.	350	7,844
Safety Insurance Group, Inc.	210	7,774
SCBT Financial Corp.	220	7,748
Simmons First National Corp. — Class A	290	7,615
First Commonwealth Financial Corp.	1,450	7,613
United Fire & Casualty Co.	380	7,532
Compass Diversified Holdings	559	7,496
Boston Private Financial Holdings, Inc.	1,159	7,452
City Holding Co.	266	7,416
Artio Global Investors, Inc. — Class A	470	7,398
Bank of the Ozarks, Inc.	208	7,378

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
Enstar Group Ltd.*	111	$7,375
Sterling Bancshares, Inc.	1,540	7,253
Trustco Bank Corp.	1,290	7,224
Pinnacle Financial Partners, Inc.*	555	7,132
Oriental Financial Group, Inc.	560	7,090
Western Alliance Bancorp*	988	7,084
Walter Investment Management Corp.	430	7,031
iStar Financial, Inc.*	1,570	7,002
PMI Group, Inc.*	2,410	6,965
Glimcher Realty Trust	1,164	6,961
National Financial Partners Corp.*	710	6,937
Associated Estates Realty Corp.	527	6,825
Retail Opportunity Investments Corp.	700	6,755
Hilltop Holdings, Inc.*	670	6,707
WesBanco, Inc.	390	6,571
Ramco-Gershenson Properties Trust	644	6,504
MarketAxess Holdings, Inc.	470	6,481
Flushing Financial Corp.	523	6,396
United Community Banks, Inc.*	1,592	6,288
GFI Group, Inc.	1,121	6,255
MCG Capital Corp.	1,294	6,250
Harleysville Group, Inc.	200	6,206
Universal Health Realty Income Trust	190	6,105
Pebblebrook Hotel Trust*	320	6,032
Cohen & Steers, Inc.	290	6,015
Duff & Phelps Corp. — Class A	464	5,860
Evercore Partners, Inc. — Class A	250	5,838
Education Realty Trust, Inc.	960	5,789
Provident New York Bancorp	654	5,788
Cardtronics, Inc.*	446	5,780
Community Trust Bancorp, Inc.	230	5,773
Beneficial Mutual Bancorp, Inc.*	584	5,770
TowneBank	397	5,764
Banco Latinoamericano de Comercio Exterior S.A. — Class E	460	5,745
Citizens Republic Bancorp, Inc.*	6,640	5,644
Hercules Technology Growth Capital, Inc.	612	5,637
AMERISAFE, Inc.*	320	5,616
Sandy Spring Bancorp, Inc.	400	5,604
Dime Community Bancshares	450	5,549
Cedar Shopping Centers, Inc.	918	5,526
FelCor Lodging Trust, Inc.*	1,101	5,494
Urstadt Biddle Properties, Inc. — Class A	340	5,484
Maiden Holdings Ltd.	830	5,453
Lakeland Financial Corp.	270	5,395
Nara Bancorp, Inc.*	638	5,378
Credit Acceptance Corp.*	110	5,365
Southside Bancshares, Inc.	268	5,264
MVC Capital, Inc.	403	5,207
Parkway Properties, Inc.	357	5,201
First Industrial Realty Trust, Inc.*	1,064	5,128

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
PennantPark Investment Corp.	530	$5,062
Renasant Corp.	349	5,008
Ashford Hospitality Trust, Inc.*	680	4,984
Suffolk Bancorp	160	4,950
BGC Partners, Inc. — Class A	961	4,911
Tompkins Financial Corp.	130	4,908
Cogdell Spencer, Inc.	720	4,867
StellarOne Corp.	380	4,853
Tejon Ranch Co.*	210	4,847
CNA Surety Corp.*	300	4,821
Encore Capital Group, Inc.*	230	4,740
Univest Corp. of Pennsylvania	270	4,676
Berkshire Hills Bancorp, Inc.	240	4,675
First Financial Corp.	180	4,646
TradeStation Group, Inc.*	687	4,637
Hudson Valley Holding Corp.	200	4,624
Danvers Bancorp, Inc.	320	4,624
FBL Financial Group, Inc. — Class A	220	4,620
National Western Life Insurance Co. — Class A	30	4,583
Amtrust Financial Services, Inc.	380	4,575
SWS Group, Inc.	480	4,560
eHealth, Inc.*	400	4,548
Saul Centers, Inc.	110	4,469
Pennymac Mortgage Investment Trust*	280	4,452
Cardinal Financial Corp.	479	4,426
CapLease, Inc.	960	4,426
1st Source Corp.	260	4,399
Capital Southwest Corp.	50	4,396
Southwest Bancorp, Inc.	330	4,386
Bank Mutual Corp.	770	4,374
SY Bancorp, Inc.	190	4,366
Colony Financial, Inc.	250	4,225
Resource Capital Corp.	740	4,203
Westfield Financial, Inc.	500	4,165
Phoenix Companies, Inc.*	1,947	4,108
FPIC Insurance Group, Inc.*	160	4,104
Oppenheimer Holdings, Inc. — Class A	170	4,072
Sterling Bancorp — Class N	450	4,050
Citizens, Inc.*	607	4,043
West Coast Bancorp	1,580	4,029
Bancfirst Corp.	110	4,014
American Physicians Capital, Inc.	130	4,011
Trico Bancshares	236	3,995
Territorial Bancorp, Inc.	210	3,980
First Busey Corp.	878	3,977
First Community Bancshares, Inc.	270	3,966
Washington Trust Bancorp, Inc.	230	3,919
Northfield Bancorp, Inc.	300	3,894
Ameris Bancorp*	402	3,879
United Financial Bancorp, Inc.	280	3,822
Kite Realty Group Trust	914	3,821
Advance America Cash Advance Centers, Inc.	917	3,787

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
Gladstone Capital Corp.	350	$3,783
TICC Capital Corp.	450	3,780
Winthrop Realty Trust	294	3,766
Centerstate Banks, Inc.	370	3,733
GAMCO Investors, Inc. — Class A	100	3,720
State Auto Financial Corp.	238	3,691
First Merchants Corp.	430	3,646
Two Harbors Investment Corp.	440	3,630
Heartland Financial USA, Inc.	210	3,629
Arrow Financial Corp.	157	3,627
First Bancorp	250	3,623
Safeguard Scientifics, Inc.*	340	3,590
Republic Bancorp, Inc. — Class A	160	3,584
CoBiz Financial, Inc.	540	3,559
Home Federal Bancorp, Inc.	280	3,536
Kennedy-Wilson Holdings, Inc.*	350	3,535
PMA Capital Corp. — Class A*	538	3,524
Westwood Holdings Group, Inc.	100	3,515
Agree Realty Corp.	150	3,498
Great Southern Bancorp, Inc.	170	3,453
Union First Market Bankshares Corp.	280	3,433
Cypress Sharpridge Investments, Inc.	270	3,418
SeaBright Holdings, Inc.	360	3,413
Global Indemnity PLC — Class A*	460	3,386
NorthStar Realty Finance Corp.	1,267	3,383
International Assets Holding Corp.*	210	3,360
Gleacher & Company, Inc.*	1,308	3,335
Washington Banking Co.	260	3,325
Camden National Corp.	120	3,296
Monmouth Real Estate Investment Corp. — Class A	441	3,259
Ambac Financial Group, Inc.*	4,860	3,256
Eagle Bancorp, Inc.*	274	3,228
Financial Institutions, Inc.	180	3,197
First Financial Holdings, Inc.	279	3,195
Presidential Life Corp.	350	3,185
First Interstate Bancsystem, Inc. — Class A	200	3,146
Center Financial Corp.*	600	3,090
Abington Bancorp, Inc.	350	3,052
Excel Trust, Inc.*	250	3,000
Financial Engines, Inc.*	220	2,992
NewStar Financial, Inc.*	470	2,989
Main Street Capital Corp.	200	2,986
Bancorp, Inc.*	380	2,975
Calamos Asset Management, Inc. — Class A	320	2,970
FBR Capital Markets Corp.*	890	2,964
Apollo Commercial Real Estate Finance, Inc.	180	2,963
Baldwin & Lyons, Inc. — Class B	140	2,941
Pacific Continental Corp.	306	2,898
OceanFirst Financial Corp.	240	2,897
Lakeland Bancorp, Inc.	340	2,897
Wilshire Bancorp, Inc.	329	2,879

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
Avatar Holdings, Inc.*	150	$2,877
WSFS Financial Corp.	80	2,874
Bank of Marin Bancorp	90	2,874
CreXus Investment Corp.	230	2,859
Triangle Capital Corp.	200	2,844
ESSA Bancorp, Inc.	230	2,831
Newcastle Investment Corp.*	1,040	2,787
German American Bancorp, Inc.	180	2,754
Ames National Corp.	140	2,736
American Safety Insurance Holdings Ltd.*	174	2,735
Metro Bancorp, Inc.*	220	2,715
LaBranche & Company, Inc.*	630	2,696
Bridge Bancorp, Inc.	110	2,671
State Bancorp, Inc.	280	2,660
BankFinancial Corp.	320	2,659
Terreno Realty Corp.*	150	2,657
1st United Bancorp, Inc.*	360	2,650
Peoples Bancorp, Inc.	180	2,610
NGP Capital Resources Co.	360	2,581
Stewart Information Services Corp.	286	2,580
Kayne Anderson Energy Development Co.	170	2,579
First of Long Island Corp.	100	2,571
Consolidated-Tomoka Land Co.	90	2,565
Heritage Financial Corp.*	170	2,545
Epoch Holding Corp.	207	2,540
First Mercury Financial Corp.	237	2,507
RAIT Financial Trust*	1,340	2,506
Chatham Lodging Trust*	140	2,502
Flagstar Bancorp, Inc.*	786	2,468
Cowen Group, Inc. — Class A*	600	2,460
Life Partners Holdings, Inc.	120	2,455
Capital City Bank Group, Inc.	198	2,451
American Physicians Service Group, Inc.	100	2,445
MainSource Financial Group, Inc.	340	2,438
Orrstown Financial Services, Inc.	110	2,434
Green Bankshares, Inc.*	190	2,426
National Bankshares, Inc.	100	2,423
MPG Office Trust, Inc.*	810	2,373
Enterprise Financial Services Corp.	246	2,371
ViewPoint Financial Group	170	2,355
Kearny Financial Corp.	250	2,290
Gladstone Commercial Corp.	140	2,288
Diamond Hill Investment Group, Inc.	40	2,268
HFF, Inc. — Class A*	320	2,262
OmniAmerican Bancorp, Inc.*	200	2,258
Thomas Weisel Partners Group, Inc.*	383	2,256
Federal Agricultural Mortgage Corp. — Class C	160	2,245
Donegal Group, Inc. — Class A	180	2,212
First Marblehead Corp.*	930	2,186
Bryn Mawr Bank Corp.	130	2,181
Gladstone Investment Corp.	370	2,157

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
Citizens & Northern Corp.	200	$2,140
American National Bankshares, Inc.	100	2,139
Harris & Harris Group, Inc.*	520	2,127
Virginia Commerce Bancorp, Inc.*	340	2,125
National Interstate Corp.	107	2,121
One Liberty Properties, Inc.	140	2,087
Taylor Capital Group, Inc.*	160	2,070
Tower Bancorp, Inc.	93	2,036
Dynex Capital, Inc.	220	2,031
Kansas City Life Insurance Co.	68	2,011
Hallmark Financial Services*	200	1,990
Mission West Properties, Inc.	290	1,978
First Bancorp, Inc.	150	1,970
ESB Financial Corp.	150	1,958
Thomas Properties Group, Inc.	590	1,953
Alliance Financial Corp.	70	1,946
Sanders Morris Harris Group, Inc.	350	1,943
Ladenburg Thalmann Financial Services, Inc.*	1,540	1,925
Penson Worldwide, Inc.*	337	1,901
Chesapeake Lodging Trust*	120	1,898
Arlington Asset Investment Corp. — Class A	100	1,883
Penns Woods Bancorp, Inc.	60	1,825
Sierra Bancorp	156	1,794
Merchants Bancshares, Inc.	80	1,778
Asta Funding, Inc.	180	1,777
Peapack Gladstone Financial Corp.	150	1,755
EMC Insurance Group, Inc.	80	1,754
Solar Capital Ltd.	90	1,733
Golub Capital BDC, Inc.	120	1,730
THL Credit, Inc.*	150	1,725
UMH Properties, Inc.	170	1,712
West Bancorporation, Inc.	250	1,703
BofI Holding, Inc.*	120	1,694
Marlin Business Services Corp.*	140	1,693
Student Loan Corp.	70	1,686
Virtus Investment Partners, Inc.*	90	1,685
Rockville Financial, Inc.	140	1,667
Midsouth Bancorp, Inc.	130	1,660
Medallion Financial Corp.	250	1,650
CNB Financial Corp.	150	1,647
Meridian Interstate Bancorp, Inc.*	150	1,635
Home Bancorp, Inc.*	120	1,549
MidWestOne Financial Group, Inc.	100	1,548
JMP Group, Inc.	250	1,548
NYMAGIC, Inc.	80	1,543
First South Bancorp, Inc.	140	1,485
Clifton Savings Bancorp, Inc.	170	1,471
Roma Financial Corp.	130	1,412
Century Bancorp, Inc. — Class A	60	1,322
Bancorp Rhode Island, Inc.	50	1,310
Encore Bancshares, Inc.*	130	1,286
Crawford & Co. — Class B*	400	1,264
Universal Insurance Holdings, Inc.	290	1,212
Hanmi Financial Corp.*	860	1,084

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Financials - 17.3% (continued)
CompuCredit Holdings Corp.	260	$1,030
Asset Acceptance Capital Corp.*	248	1,027
Primus Guaranty Ltd.*	270	996
Santander BanCorp*	70	885
NASB Financial, Inc.	56	848
First BanCorp	1,556	825
Fox Chase Bancorp, Inc.*	84	804
Doral Financial Corp.*	319	778
Rodman & Renshaw Capital Group, Inc.*	270	772
Pzena Investment Management, Inc. — Class A	120	764
Porter Bancorp, Inc.	50	631
Gerova Financial Group Ltd.*	110	595
K-Fed Bancorp	60	545
Waterstone Financial, Inc.*	120	409
California First National Bancorp	30	370
Heritage Financial Group	30	325

Total Financials		3,359,401

Information Technology - 14.4%
Jack Henry & Associates, Inc.	1,436	34,292
TIBCO Software, Inc.*	2,800	33,768
Cybersource Corp.*	1,201	30,662
Parametric Technology Corp.*	1,950	30,557
GSI Commerce, Inc.*	1,041	29,981
Rackspace Hosting, Inc.*	1,629	29,876
Riverbed Technology, Inc.*	1,049	28,973
Netlogic Microsystems, Inc.*	1,052	28,614
Concur Technologies, Inc.*	670	28,596
ADTRAN, Inc.	1,041	28,388
VeriFone Systems, Inc.*	1,444	27,335
Ariba, Inc.*	1,512	24,086
Veeco Instruments, Inc.*	680	23,310
Plantronics, Inc.	810	23,166
SuccessFactors, Inc.*	1,055	21,933
Arris Group, Inc.*	2,143	21,837
CACI International, Inc. — Class A*	507	21,537
Blackboard, Inc.*	575	21,465
Progress Software Corp.*	707	21,231
Microsemi Corp.*	1,401	20,497
Hittite Microwave Corp.*	448	20,044
Acme Packet, Inc.*	742	19,945
Cavium Networks, Inc.*	749	19,616
Anixter International, Inc.*	460	19,596
Wright Express Corp.*	647	19,216
Finisar Corp.*	1,270	18,923
Omnivision Technologies, Inc.*	874	18,739
InterDigital, Inc.*	740	18,271
Plexus Corp.*	683	18,263
Viasat, Inc.*	560	18,234
Sanmina-SCI Corp.*	1,330	18,101
Quest Software, Inc.*	1,000	18,040
RF Micro Devices, Inc.*	4,514	17,650
Sapient Corp.	1,737	17,613
Aruba Networks, Inc.*	1,234	17,572
Cirrus Logic, Inc.*	1,100	17,391
Semtech Corp.*	1,052	17,221

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Information Technology - 14.4% (continued)
Lawson Software, Inc.*	2,340	$17,082
Acxiom Corp.*	1,145	16,820
Benchmark Electronics, Inc.*	1,060	16,801
MAXIMUS, Inc.	290	16,782
j2 Global Communications, Inc.*	760	16,598
Fair Isaac Corp.	760	16,560
CommVault Systems, Inc.*	734	16,515
Palm, Inc.*	2,880	16,387
Taleo Corp. — Class A*	670	16,274
Digital River, Inc.*	673	16,091
Blackbaud, Inc.	737	16,044
TriQuint Semiconductor, Inc.*	2,610	15,947
Mentor Graphics Corp.*	1,796	15,895
MKS Instruments, Inc.*	844	15,800
Mantech International Corp. — Class A*	370	15,751
JDA Software Group, Inc.*	704	15,474
Synaptics, Inc.*	560	15,400
Tekelec*	1,148	15,200
Cymer, Inc.*	500	15,020
ValueClick, Inc.*	1,370	14,645
Coherent, Inc.*	423	14,509
Earthlink, Inc.	1,821	14,495
TiVo, Inc.*	1,951	14,398
Comtech Telecommunications Corp.*	480	14,366
SRA International, Inc. — Class A*	718	14,123
Blue Coat Systems, Inc.*	690	14,097
Cabot Microelectronics Corp.*	400	13,836
Ultimate Software Group, Inc.*	420	13,801
Websense, Inc.*	730	13,797
DG Fastchannel, Inc.*	420	13,684
Tessera Technologies, Inc.*	846	13,578
Integrated Device Technology, Inc.*	2,740	13,563
Power Integrations, Inc.	420	13,522
Unisys Corp.*	707	13,072
TTM Technologies, Inc.*	1,350	12,825
Advent Software, Inc.*	272	12,773
FEI Co.*	640	12,614
Emulex Corp.*	1,370	12,577
ADC Telecommunications, Inc.*	1,627	12,056
Cognex Corp.	670	11,779
Netezza Corp.*	861	11,778
Applied Micro Circuits Corp.*	1,100	11,528
Checkpoint Systems, Inc.*	660	11,458
Aspen Technology, Inc.*	1,050	11,434
Littelfuse, Inc.*	360	11,380
MicroStrategy, Inc. — Class A*	150	11,263
Rofin-Sinar Technologies, Inc.*	540	11,243
OpenTable, Inc.*	270	11,197
Scansource, Inc.*	448	11,169
ACI Worldwide, Inc.*	570	11,098
DealerTrack Holdings, Inc.*	670	11,021
Fortinet, Inc.*	670	11,015
SonicWALL, Inc.*	919	10,798

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Information Technology - 14.4% (continued)
Take-Two Interactive Software, Inc.*	1,180	$10,620
L-1 Identity Solutions, Inc.*	1,288	10,549
Netgear, Inc.*	588	10,490
Euronet Worldwide, Inc.*	820	10,488
Manhattan Associates, Inc.*	380	10,469
CSG Systems International, Inc.*	570	10,448
Insight Enterprises, Inc.*	780	10,265
Constant Contact, Inc.*	480	10,238
Amkor Technology, Inc.*	1,770	9,753
SYNNEX Corp.*	380	9,736
Volterra Semiconductor Corp.*	420	9,685
Monolithic Power Systems, Inc.*	540	9,644
DTS, Inc.*	290	9,532
Infinera Corp.*	1,481	9,523
Sonus Networks, Inc.*	3,512	9,518
SolarWinds, Inc.*	590	9,464
Heartland Payment Systems, Inc.	636	9,438
SAVVIS, Inc.*	630	9,293
Oclaro, Inc.*	830	9,205
ArcSight, Inc.*	410	9,180
Universal Display Corp.*	504	9,062
Formfactor, Inc.*	838	9,050
Art Technology Group, Inc.*	2,638	9,022
Diodes, Inc.*	560	8,887
Harmonic, Inc.*	1,631	8,873
Standard Microsystems Corp.*	380	8,846
Pegasystems, Inc.	273	8,766
Entegris, Inc.*	2,205	8,754
Sourcefire, Inc.*	460	8,740
Micrel, Inc.	857	8,724
STEC, Inc.*	690	8,666
Lattice Semiconductor Corp.*	1,950	8,463
United Online, Inc.	1,465	8,438
Brooks Automation, Inc.*	1,090	8,426
Intermec, Inc.*	820	8,405
Black Box Corp.	300	8,367
Stratasys, Inc.*	338	8,301
Brightpoint, Inc.*	1,182	8,274
Kulicke & Soffa Industries, Inc.*	1,175	8,248
Park Electrochemical Corp.	337	8,226
Zoran Corp.*	860	8,204
Tyler Technologies, Inc.*	520	8,070
Cogent, Inc.*	880	7,929
MTS Systems Corp.	270	7,830
Loral Space & Communications, Inc.*	180	7,690
TNS, Inc.*	440	7,674
Terremark Worldwide, Inc.*	980	7,654
ATMI, Inc.*	520	7,613
Forrester Research, Inc.*	250	7,565
OSI Systems, Inc.*	270	7,498
Advanced Energy Industries, Inc.*	610	7,497
Rogers Corp.*	269	7,470
Electronics for Imaging, Inc.*	762	7,430
Netscout Systems, Inc.*	514	7,309

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Information Technology - 14.4% (continued)
Radiant Systems, Inc.*	494	$7,143
Syntel, Inc.	210	7,130
EPIQ Systems, Inc.	550	7,112
Xyratex Ltd.*	500	7,075
Ebix, Inc.*	450	7,056
LTX-Credence Corp.*	2,470	6,990
Rubicon Technology, Inc.*	230	6,852
Quantum Corp.*	3,612	6,791
IPG Photonics Corp.*	440	6,701
Power-One, Inc.*	980	6,615
Epicor Software Corp.*	824	6,584
TeleTech Holdings, Inc.*	510	6,574
LogMeIn, Inc.*	250	6,557
Synchronoss Technologies, Inc.*	344	6,526
Ultratech, Inc.*	400	6,508
Avid Technology, Inc.*	490	6,238
Electro Scientific Industries, Inc.*	466	6,226
Methode Electronics, Inc.	630	6,136
3PAR, Inc.*	658	6,126
Global Cash Access Holdings, Inc.*	845	6,092
comScore, Inc.*	369	6,077
NIC, Inc.	933	5,981
Entropic Communications, Inc.*	942	5,972
Bottomline Technologies, Inc.*	450	5,863
Isilon Systems, Inc.*	450	5,778
RightNow Technologies, Inc.*	360	5,648
Ancestry.com, Inc.*	320	5,638
Newport Corp.*	620	5,617
Super Micro Computer, Inc.*	408	5,508
Move, Inc.*	2,628	5,387
Sycamore Networks, Inc.	320	5,318
S1 Corp.*	870	5,229
SMART Modular Technologies WWH, Inc.*	890	5,207
Sigma Designs, Inc.*	515	5,155
infoGROUP, Inc.*	645	5,147
LivePerson, Inc.*	750	5,145
CTS Corp.	556	5,137
Internet Brands, Inc. — Class A*	494	5,103
iGate Corp.	397	5,090
Oplink Communications, Inc.*	354	5,073
FARO Technologies, Inc.*	270	5,052
Maxwell Technologies, Inc.*	436	4,970
THQ, Inc.*	1,140	4,925
Smith Micro Software, Inc.*	514	4,888
Cohu, Inc.	398	4,828
Cass Information Systems, Inc.	140	4,795
Anadigics, Inc.*	1,097	4,783
Compellent Technologies, Inc.*	391	4,739
Ixia*	551	4,733
Mercury Computer Systems, Inc.*	400	4,692
RealNetworks, Inc.*	1,414	4,666
Internet Capital Group, Inc.*	610	4,636
Actel Corp.*	360	4,615
Imation Corp.*	500	4,595
Lionbridge Technologies, Inc.*	1,000	4,570
Virage Logic Corp.*	384	4,566

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Information Technology - 14.4% (continued)
Kenexa Corp.*	380	$4,560
ModusLink Global Solutions, Inc.*	750	4,522
Silicon Image, Inc.*	1,287	4,517
Infospace, Inc.*	600	4,512
ExlService Holdings, Inc.*	260	4,464
Ceva, Inc.*	350	4,410
Wave Systems Corp. — Class A*	1,350	4,374
Vocus, Inc.*	280	4,278
Multi-Fineline Electronix, Inc.*	170	4,243
Daktronics, Inc.	560	4,200
DivX, Inc.*	546	4,182
Exar Corp.*	597	4,137
Extreme Networks*	1,507	4,069
LoopNet, Inc.*	330	4,069
Intevac, Inc.*	380	4,055
Mindspeed Technologies, Inc.*	540	4,045
Pericom Semiconductor Corp.*	420	4,032
Echelon Corp.*	550	4,032
Photronics, Inc.*	887	4,009
Rudolph Technologies, Inc.*	530	4,002
ADPT Corp.*	1,370	3,959
Supertex, Inc.*	160	3,946
NetSuite, Inc.*	310	3,918
MIPS Technologies, Inc. — Class A*	765	3,909
EMS Technologies, Inc.*	260	3,905
Rosetta Stone, Inc.*	170	3,903
Radisys Corp.*	410	3,903
Knot, Inc.*	498	3,874
Seachange International, Inc.*	470	3,868
Bell Microproducts, Inc.*	550	3,839
Kopin Corp.*	1,120	3,797
Double-Take Software, Inc.*	358	3,755
Symmetricom, Inc.*	736	3,746
Anaren, Inc.*	250	3,735
Aviat Networks, Inc.*	1,014	3,681
Comverge, Inc.*	410	3,674
Hughes Communications, Inc.*	150	3,649
Internap Network Services Corp.*	874	3,645
UTStarcom, Inc.*	1,974	3,632
Hypercom Corp.*	780	3,619
Interactive Intelligence, Inc.*	220	3,615
Silicon Graphics International Corp.*	510	3,611
Sonic Solutions, Inc.*	430	3,591
Spansion, Inc. — Class A*	220	3,588
Electro Rent Corp.	280	3,581
IXYS Corp.*	400	3,536
ShoreTel, Inc.*	762	3,536
Perficient, Inc.*	390	3,475
Digi International, Inc.*	420	3,473
CDC Corp. — Class A*	1,660	3,453
Powerwave Technologies, Inc.*	2,240	3,450
MoneyGram International, Inc.*	1,397	3,423
Monotype Imaging Holdings, Inc.*	378	3,406
Actuate Corp.*	758	3,373
SS&C Technologies Holdings, Inc.*	210	3,366
Cray, Inc.*	595	3,320

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Information Technology - 14.4% (continued)
Measurement Specialties, Inc.*	240	$3,288
Support.com, Inc.*	790	3,286
Integrated Silicon Solution, Inc.*	430	3,242
Opnet Technologies, Inc.	220	3,232
VirnetX Holding Corp.	540	3,197
Mattson Technology, Inc.*	840	3,184
TeleCommunication Systems, Inc. — Class A*	763	3,159
Renaissance Learning, Inc.	210	3,085
Conexant Systems, Inc.*	1,370	3,069
Ultra Clean Holdings*	360	3,067
NVE Corp.*	70	3,047
Limelight Networks, Inc.*	687	3,016
Novatel Wireless, Inc.*	524	3,008
KVH Industries, Inc.*	240	2,981
Liquidity Services, Inc.*	230	2,981
Globecomm Systems, Inc.*	360	2,970
Symyx Technologies, Inc.*	590	2,956
Spectrum Control, Inc.*	210	2,936
KIT Digital, Inc.*	330	2,911
Ciber, Inc.*	1,050	2,908
Openwave Systems, Inc.*	1,407	2,856
Nanometrics, Inc.*	280	2,825
Bel Fuse, Inc. — Class B	170	2,807
VASCO Data Security International, Inc.*	450	2,776
Deltek, Inc.*	330	2,752
Axcelis Technologies, Inc.*	1,750	2,713
Unica Corp.*	280	2,682
PLX Technology, Inc.*	620	2,598
BigBand Networks, Inc.*	840	2,537
Rimage Corp.*	160	2,533
DSP Group, Inc.*	394	2,518
Magma Design Automation, Inc.*	870	2,471
Saba Software, Inc.*	474	2,441
NCI, Inc. — Class A*	106	2,393
Zygo Corp.*	290	2,352
AXT, Inc.*	520	2,345
Immersion Corp.*	460	2,328
Advanced Analogic Technologies, Inc.*	719	2,294
FSI International, Inc.*	540	2,263
Evergreen Solar, Inc.*	3,239	2,209
Echo Global Logistics, Inc.*	180	2,198
Gerber Scientific, Inc.*	410	2,194
Technitrol, Inc.	690	2,180
Archipelago Learning, Inc.*	190	2,172
DemandTec, Inc.*	320	2,160
Richardson Electronics Ltd.	240	2,160
PROS Holdings, Inc.*	330	2,145
Virtusa Corp.*	228	2,127
Zix Corp.*	930	2,102
X-Rite, Inc.*	560	2,066
Agilysys, Inc.	304	2,034
MoSys, Inc.*	460	2,033
CPI International, Inc.*	130	2,027
QuinStreet, Inc.*	170	1,957

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Information Technology - 14.4% (continued)
Microtune, Inc.*	914	$1,947
Keynote Systems, Inc.	210	1,894
Online Resources Corp.*	454	1,884
Digimarc Corp.*	100	1,875
Dice Holdings, Inc.*	270	1,868
Local.com Corp.*	270	1,847
Stamps.com, Inc.*	180	1,845
Integral Systems, Inc.*	290	1,842
GSI Technology, Inc.*	320	1,830
PDF Solutions, Inc.*	380	1,824
MaxLinear, Inc. — Class A*	130	1,817
Network Equipment Technologies, Inc.*	500	1,745
SRS Labs, Inc.*	190	1,739
American Software, Inc. — Class A	370	1,709
Trident Microsystems, Inc.*	1,197	1,700
Hutchinson Technology, Inc.*	390	1,689
Keithley Instruments, Inc.	190	1,678
DDi Corp.	220	1,657
Network Engines, Inc.*	600	1,626
Presstek, Inc.*	460	1,624
Computer Task Group, Inc.*	250	1,615
PC-Telephone, Inc.*	320	1,613
ICx Technologies, Inc.*	204	1,489
Tier Technologies, Inc. — Class B*	230	1,398
Hackett Group, Inc.*	480	1,349
TechTarget, Inc.*	250	1,345
Tessco Technologies, Inc.	80	1,336
Calix, Inc.*	130	1,334
FalconStor Software, Inc.*	500	1,320
Alpha & Omega Semiconductor Ltd.*	90	1,243
Marchex, Inc. — Class A	320	1,232
Opnext, Inc.*	734	1,211
Occam Networks, Inc.*	210	1,168
Guidance Software, Inc.*	220	1,148
Travelzoo, Inc.*	90	1,114
TeleNav, Inc.*	130	1,091
Meru Networks, Inc.*	90	1,067
ePlus, Inc.*	60	1,050
Viasystems Group, Inc.*	70	1,034
PC Connection, Inc.*	160	970
QAD, Inc.*	218	900
SPS Commerce, Inc.*	70	813
Ikanos Communications, Inc.*	500	805
Convio, Inc.*	100	734
Stream Global Services, Inc.*	70	392

Total Information Technology		2,799,787

Industrials - 12.3%
Nordson Corp.	574	32,190
CLARCOR, Inc.	850	30,192
GrafTech International Ltd.*	2,030	29,679
Baldor Electric Co.	790	28,503
Watsco, Inc.	473	27,396
Alaska Air Group, Inc.*	600	26,970
Acuity Brands, Inc.	734	26,703

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Industrials - 12.3% (continued)
Woodward Governor Co.	1,020	$26,041
EMCOR Group, Inc.*	1,120	25,950
Clean Harbors, Inc.*	390	25,900
Hexcel Corp.*	1,630	25,281
Moog, Inc. — Class A*	760	24,495
Genesee & Wyoming, Inc. — Class A*	653	24,363
Esterline Technologies Corp.*	497	23,583
US Airways Group, Inc.*	2,720	23,419
Teledyne Technologies, Inc.*	597	23,032
JetBlue Airways Corp.*	4,110	22,564
Curtiss-Wright Corp.	773	22,448
United Stationers, Inc.*	400	21,788
Actuant Corp. — Class A	1,140	21,466
HNI Corp.	760	20,968
Dollar Thrifty Automotive Group, Inc.*	480	20,453
Brady Corp. — Class A	820	20,434
Atlas Air Worldwide Holdings, Inc.*	430	20,425
Tetra Tech, Inc.*	1,038	20,355
Knight Transportation, Inc.	1,004	20,321
American Superconductor Corp.*	743	19,831
AO Smith Corp.	396	19,083
HUB Group, Inc. — Class A*	627	18,816
Triumph Group, Inc.	280	18,656
Kaydon Corp.	560	18,402
ABM Industries, Inc.	872	18,268
Herman Miller, Inc.	957	18,059
Applied Industrial Technologies, Inc.	700	17,724
HEICO Corp.	490	17,601
EnerSys*	814	17,395
Belden, Inc.	790	17,380
Geo Group, Inc.*	830	17,222
Avis Budget Group, Inc.*	1,730	16,989
Old Dominion Freight Line, Inc.*	470	16,516
Simpson Manufacturing Co., Inc.	657	16,129
Deluxe Corp.	860	16,125
Werner Enterprises, Inc.	730	15,980
Mueller Industries, Inc.	629	15,473
Brink’s Co.	810	15,414
Orbital Sciences Corp.*	970	15,297
Corporate Executive Board Co.	580	15,237
Rollins, Inc.	720	14,897
Middleby Corp.*	280	14,893
Briggs & Stratton Corp.	836	14,229
Watts Water Technologies, Inc. — Class A	490	14,043
Healthcare Services Group, Inc.	739	14,004
Granite Construction, Inc.	585	13,794
Beacon Roofing Supply, Inc.*	759	13,677
Insituform Technologies, Inc. — Class A*	660	13,517
Barnes Group, Inc.	824	13,505
CoStar Group, Inc.*	348	13,502
Forward Air Corp.	488	13,298

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Industrials - 12.3% (continued)
Heartland Express, Inc.	850	$12,342
II-VI, Inc.*	416	12,326
DigitalGlobe, Inc.*	464	12,203
Otter Tail Corp.	610	11,791
GeoEye, Inc.*	371	11,553
A123 Systems, Inc.*	1,220	11,505
Skywest, Inc.	937	11,450
American Science & Engineering, Inc.	150	11,432
ESCO Technologies, Inc.	440	11,330
Franklin Electric Company, Inc.	390	11,240
Allegiant Travel Co. — Class A	260	11,099
AAR Corp.*	660	11,048
AirTran Holdings, Inc.*	2,276	11,039
Quanex Building Products Corp.	636	10,996
Mine Safety Appliances Co.	440	10,903
Tennant Co.	320	10,822
Advisory Board Co.*	250	10,740
RBC Bearings, Inc.*	370	10,726
Korn*	768	10,675
Resources Connection, Inc.*	774	10,526
Knoll, Inc.	790	10,499
EnerNOC, Inc.*	332	10,438
Universal Forest Products, Inc.	330	10,002
Mobile Mini, Inc.*	614	9,996
Steelcase, Inc. — Class A	1,287	9,974
SYKES Enterprises, Inc.*	692	9,847
Robbins & Myers, Inc.	450	9,783
Cubic Corp.	268	9,750
Badger Meter, Inc.	250	9,672
Ameron International Corp.	160	9,653
Mueller Water Products, Inc. — Class A	2,600	9,646
EnPro Industries, Inc.*	340	9,571
Kaman Corp.	430	9,512
Interline Brands, Inc.*	550	9,510
United Rentals, Inc.*	1,017	9,478
Ceradyne, Inc.*	430	9,189
McGrath Rentcorp	400	9,112
Raven Industries, Inc.	270	9,102
Interface, Inc. — Class A	847	9,097
Stanley, Inc.*	242	9,046
Astec Industries, Inc.*	326	9,040
NACCO Industries, Inc. — Class A	100	8,876
Navigant Consulting, Inc.*	850	8,823
Administaff, Inc.	364	8,794
Arkansas Best Corp.	419	8,694
MasTec, Inc.*	894	8,404
Blount International, Inc.*	811	8,329
TrueBlue, Inc.*	740	8,281
Polypore International, Inc.*	360	8,186
Griffon Corp.*	740	8,184
Layne Christensen Co.*	330	8,009
Acacia Research - Acacia Technologies*	560	7,969
Argon ST, Inc.*	230	7,887
Amerco, Inc.*	140	7,707

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Industrials - 12.3% (continued)
EnergySolutions, Inc.	1,485	$7,559
Bowne & Company, Inc.	672	7,540
Exponent, Inc.*	230	7,526
Tutor Perini Corp.*	454	7,482
Chart Industries, Inc.*	480	7,478
AZZ, Inc.	200	7,354
Albany International Corp. — Class A	450	7,286
John Bean Technologies Corp.	474	7,229
Rush Enterprises, Inc. — Class A*	540	7,214
CIRCOR International, Inc.	277	7,086
Wabash National Corp.*	990	7,039
Huron Consulting Group, Inc.*	360	6,988
Consolidated Graphics, Inc.*	160	6,918
ICF International, Inc.*	280	6,700
Tredegar Corp.	410	6,691
Aircastle Ltd.	847	6,649
Heidrick & Struggles International, Inc.	290	6,618
Lindsay Corp.	207	6,560
Kforce, Inc.*	514	6,553
Kelly Services, Inc. — Class A*	440	6,543
Ennis, Inc.	430	6,454
Genco Shipping & Trading Ltd.*	430	6,446
G&K Services, Inc. — Class A	310	6,402
Orion Marine Group, Inc.*	450	6,390
Federal Signal Corp.	1,050	6,342
TAL International Group, Inc.	281	6,314
Comfort Systems USA, Inc.	640	6,182
Viad Corp.	340	6,001
Ladish Company, Inc.*	260	5,907
GT Solar International, Inc.*	1,054	5,902
Titan International, Inc.	590	5,882
Great Lakes Dredge & Dock Corp.	977	5,862
Altra Holdings, Inc.*	450	5,859
Aerovironment, Inc.*	267	5,802
School Specialty, Inc.*	317	5,728
Dolan Co.*	510	5,671
Encore Wire Corp.	306	5,566
Dycom Industries, Inc.*	650	5,558
MYR Group, Inc.*	330	5,508
ATC Technology Corp.*	336	5,416
Waste Services, Inc.*	460	5,364
Cascade Corp.	150	5,342
Marten Transport Ltd.*	257	5,340
American Reprographics Co.*	607	5,299
Standex International Corp.	208	5,273
Gorman-Rupp Co.	210	5,261
Gibraltar Industries, Inc.*	514	5,191
RSC Holdings, Inc.*	830	5,121
Apogee Enterprises, Inc.	470	5,090
Cenveo, Inc.*	920	5,051
Cornell Companies, Inc.*	187	5,025
Trex Company, Inc.*	246	4,942
Sun Hydraulics Corp.	208	4,880
M&F Worldwide Corp.*	180	4,878
Force Protection, Inc.*	1,177	4,826

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Industrials - 12.3% (continued)
SFN Group, Inc.*	870	$4,750
CBIZ, Inc.*	740	4,706
Celadon Group, Inc.*	330	4,666
AAON, Inc.	200	4,662
Generac Holdings, Inc.*	329	4,609
ACCO Brands Corp.*	920	4,591
Michael Baker Corp.*	130	4,537
US Ecology, Inc.	310	4,517
Hawaiian Holdings, Inc.*	870	4,498
Columbus McKinnon Corp.*	320	4,470
FreightCar America, Inc.	196	4,434
Microvision, Inc.*	1,490	4,410
Eagle Bulk Shipping, Inc.*	1,040	4,389
DynCorp International, Inc. — Class A*	250	4,380
Broadwind Energy, Inc.*	1,561	4,371
Air Transport Services Group, Inc.*	910	4,332
LB Foster Co. — Class A*	167	4,329
Applied Signal Technology, Inc.	220	4,323
GenCorp, Inc.*	977	4,279
Commercial Vehicle Group, Inc.*	410	4,186
Team, Inc.*	318	4,150
Colfax Corp.*	397	4,133
Pacer International, Inc.*	590	4,124
Vicor Corp.*	330	4,122
Taser International, Inc.*	1,046	4,079
Powell Industries, Inc.*	149	4,074
Saia, Inc.*	270	4,050
Diamond Management & Technology Consultants, Inc. — Class A	390	4,021
Standard Parking Corp.*	253	4,005
Capstone Turbine Corp.*	4,050	3,969
3D Systems Corp.*	310	3,891
RailAmerica, Inc.*	390	3,869
Textainer Group Holdings Ltd.	160	3,862
PMFG, Inc.*	250	3,788
Greenbrier Companies, Inc.*	320	3,584
Republic Airways Holdings, Inc.*	580	3,544
Sterling Construction Company, Inc.*	270	3,494
H&E Equipment Services, Inc.*	466	3,490
Insteel Industries, Inc.	300	3,486
Kadant, Inc.*	200	3,484
Dynamic Materials Corp.	216	3,465
Ener1, Inc.*	1,021	3,451
Satcon Technology Corp.*	1,204	3,443
Excel Maritime Carriers Ltd. — Class A*	670	3,430
Tecumseh Products Co. — Class A*	308	3,425
CRA International, Inc.*	180	3,389
American Commercial Lines, Inc.*	150	3,377
CDI Corp.	210	3,261
Houston Wire & Cable Co.	300	3,255
Advanced Battery Technologies, Inc.*	991	3,250
Herley Industries, Inc.*	227	3,237

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Industrials - 12.3% (continued)
Energy Conversion Devices, Inc.*	768	$3,149
APAC Customer Services, Inc.*	540	3,078
Baltic Trading Ltd.*	270	3,070
On Assignment, Inc.*	610	3,068
Northwest Pipe Co.*	156	2,964
Ampco-Pittsburgh Corp.	140	2,916
Ducommun, Inc.	170	2,907
Titan Machinery, Inc.*	220	2,889
Kimball International, Inc. — Class B	520	2,876
Kratos Defense & Security Solutions, Inc.*	270	2,835
Trimas Corp.*	250	2,828
PowerSecure International, Inc.*	310	2,818
Energy Recovery, Inc.*	691	2,764
Innerworkings, Inc.*	400	2,732
Schawk, Inc. — Class A	180	2,691
Met-Pro Corp.	250	2,690
Astronics Corp.*	160	2,618
Mistras Group, Inc.*	240	2,573
American Woodmark Corp.	150	2,565
Roadrunner Transportation Systems, Inc.*	180	2,558
Graham Corp.	170	2,548
Pike Electric Corp.*	270	2,543
NCI Building Systems, Inc.*	300	2,511
Metalico, Inc.*	627	2,495
Aceto Corp.	433	2,481
Furmanite Corp.*	620	2,461
Alamo Group, Inc.	110	2,387
Hudson Highland Group, Inc.*	540	2,376
LMI Aerospace, Inc.*	150	2,366
Miller Industries, Inc.	170	2,290
LaBarge, Inc.*	200	2,282
Sauer-Danfoss, Inc.*	186	2,273
VSE Corp.	70	2,227
DXP Enterprises, Inc.*	140	2,191
Douglas Dynamics, Inc.*	190	2,185
Horizon Lines, Inc. — Class A	514	2,174
Primoris Services Corp.	340	2,142
Lydall, Inc.*	280	2,139
Volt Information Sciences, Inc.*	253	2,125
USA Truck, Inc.*	130	2,096
Courier Corp.	170	2,076
UQM Technologies, Inc.*	600	2,034
CAI International, Inc.*	170	2,023
International Shipholding Corp.	90	1,992
Dynamex, Inc.*	158	1,928
American Railcar Industries, Inc.	159	1,921
Flow International Corp.*	794	1,874
Park-Ohio Holdings Corp.*	130	1,871
Multi-Color Corp.	180	1,843
Xerium Technologies, Inc.*	130	1,836
Fuel Tech, Inc.*	290	1,833
Builders FirstSource, Inc.*	760	1,824
GP Strategies Corp.*	250	1,815
Hill International, Inc.*	433	1,758

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Industrials - 12.3% (continued)
North American Galvanizing & Coating, Inc.*	220	$1,687
Pinnacle Airlines Corp.*	310	1,686
Thermadyne Holdings Corp.*	150	1,621
Patriot Transportation Holding, Inc.*	20	1,618
Barrett Business Services, Inc.	130	1,612
Ultrapetrol Bahamas Ltd.*	370	1,610
Casella Waste Systems, Inc. — Class A*	420	1,604
LSI Industries, Inc.	320	1,562
Twin Disc, Inc.	130	1,477
FuelCell Energy, Inc.*	1,244	1,468
Universal Truckload Services, Inc.*	100	1,393
Franklin Covey Co.*	210	1,365
Argan, Inc.*	130	1,356
Applied Energetics, Inc.*	1,310	1,349
Lawson Products, Inc.	70	1,189
LECG Corp.*	430	1,118
PAM Transportation Services, Inc.*	70	1,052
Global Defense Technology & Systems, Inc.*	80	1,022
Hoku Corp.*	280	935
Standard Register Co.	290	911
Preformed Line Products Co.	30	839
PGT, Inc.*	320	822
Quality Distribution, Inc.*	150	776
Coleman Cable, Inc.*	130	733
United Capital Corp.*	30	732
Omega Flex, Inc.	50	729
BlueLinx Holdings, Inc.*	180	473
Compx International, Inc.	20	197

Total Industrials		2,388,855

Consumer Discretionary - 11.2%
Deckers Outdoor Corp.*	220	31,431
Polaris Industries, Inc.	520	28,402
Warnaco Group, Inc.*	750	27,105
Valassis Communications, Inc.*	844	26,772
Carter’s, Inc.*	1,003	26,329
Sotheby’s	1,130	25,843
Live Nation Entertainment, Inc.*	2,366	24,725
Dress Barn, Inc.*	1,000	23,810
Dana Holding Corp.*	2,363	23,630
Jones Apparel Group, Inc.	1,471	23,315
Coinstar, Inc.*	530	22,774
Capella Education Co.*	279	22,697
Cheesecake Factory, Inc.*	1,017	22,638
Rent-A-Center, Inc.*	1,110	22,489
Life Time Fitness, Inc.*	700	22,253
Gymboree Corp.*	503	21,483
Vail Resorts, Inc.*	610	21,295
Skechers U.S.A., Inc. — Class A*	580	21,182
Tenneco, Inc.*	1,000	21,060
Wolverine World Wide, Inc.	830	20,933
ArvinMeritor, Inc.*	1,580	20,698
The Children’s Place Retail Stores, Inc.*	467	20,557

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Discretionary - 11.2% (continued)
Cooper Tire & Rubber Co.	1,027	$20,026
Eastman Kodak Co.*	4,530	19,660
Under Armour, Inc. — Class A*	585	19,381
OfficeMax, Inc.*	1,430	18,676
Cracker Barrel Old Country Store, Inc.	400	18,624
Brunswick Corp.	1,490	18,521
Pool Corp.	828	18,150
Jack in the Box, Inc.*	920	17,894
Iconix Brand Group, Inc.*	1,224	17,589
Saks, Inc.*	2,284	17,336
Collective Brands, Inc.*	1,087	17,175
Jo-Ann Stores, Inc.*	454	17,030
Jos A. Bank Clothiers, Inc.*	310	16,737
Dillard’s, Inc. — Class A	770	16,555
Men’s Wearhouse, Inc.	890	16,340
AnnTaylor Stores Corp.*	990	16,107
Dex One Corp.*	840	15,960
HSN, Inc.*	650	15,600
PF Chang’s China Bistro, Inc.	390	15,464
CROCS, Inc.*	1,451	15,352
Regis Corp.	970	15,103
Matthews International Corp. — Class A	510	14,933
Corinthian Colleges, Inc.*	1,484	14,617
Buckle, Inc.	435	14,103
American Public Education, Inc.*	310	13,547
Monro Muffler Brake, Inc.	330	13,045
Sally Beauty Holdings, Inc.*	1,587	13,013
Gaylord Entertainment Co.*	580	12,812
Steven Madden Ltd.*	405	12,766
CEC Entertainment, Inc.*	360	12,694
Cinemark Holdings, Inc.	964	12,677
American Greetings Corp. — Class A	670	12,569
Bob Evans Farms, Inc.	510	12,556
Ulta Salon Cosmetics & Fragrance, Inc.*	524	12,398
Scholastic Corp.	510	12,301
Grand Canyon Education, Inc.*	521	12,207
Texas Roadhouse, Inc. — Class A*	966	12,191
Talbots, Inc.*	1,180	12,166
National CineMedia, Inc.	725	12,078
Finish Line, Inc. — Class A	863	12,022
NutriSystem, Inc.	517	11,860
Hibbett Sports, Inc.*	490	11,740
CKE Restaurants, Inc.	934	11,703
Ryland Group, Inc.	736	11,644
99 Cents Only Stores*	770	11,396
Buffalo Wild Wings, Inc.*	310	11,340
Orient-Express Hotels Ltd. — Class A*	1,530	11,322
Timberland Co. — Class A*	700	11,305
Pier 1 Imports, Inc.*	1,760	11,282
Arbitron, Inc.	440	11,277
Helen of Troy Ltd.*	508	11,206
Brown Shoe Company, Inc.	734	11,142

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Discretionary - 11.2% (continued)
Shutterfly, Inc.*	454	$10,878
Genesco, Inc.*	410	10,787
Cato Corp. — Class A	470	10,349
Unifirst Corp.	230	10,125
Scientific Games Corp. — Class A*	1,100	10,120
Blue Nile, Inc.*	210	9,887
Pinnacle Entertainment, Inc.*	1,020	9,649
Group 1 Automotive, Inc.*	410	9,647
Steiner Leisure Ltd.*	250	9,610
Cabela’s, Inc.*	670	9,474
True Religion Apparel, Inc.*	427	9,424
Ruby Tuesday, Inc.*	1,080	9,180
K12, Inc.*	407	9,027
BJ’s Restaurants, Inc.*	376	8,874
Columbia Sportswear Co.	190	8,867
Meritage Homes Corp.*	543	8,840
Belo Corp. — Class A*	1,537	8,746
RCN Corp.*	590	8,738
Lumber Liquidators Holdings, Inc.*	371	8,655
Penske Automotive Group, Inc.*	750	8,520
Barnes & Noble, Inc.	650	8,385
DineEquity, Inc.*	300	8,376
Universal Technical Institute, Inc.*	354	8,369
Interval Leisure Group, Inc.*	670	8,341
Citi Trends, Inc.*	250	8,235
Papa John’s International, Inc.*	350	8,092
Quiksilver, Inc.*	2,184	8,081
Select Comfort Corp.*	920	8,050
Sonic Corp.*	1,028	7,967
Lions Gate Entertainment Corp.*	1,140	7,957
PEP Boys-Manny Moe & Jack	884	7,832
Maidenform Brands, Inc.*	380	7,737
Boyd Gaming Corp.*	910	7,726
Rue21, Inc.*	250	7,585
American Axle & Manufacturing Holdings, Inc.*	1,014	7,433
National Presto Industries, Inc.	80	7,429
Stewart Enterprises, Inc. — Class A	1,371	7,417
Charming Shoppes, Inc.*	1,949	7,309
Peet’s Coffee & Tea, Inc.*	186	7,304
Fred’s, Inc. — Class A	660	7,300
Shuffle Master, Inc.*	900	7,209
Domino’s Pizza, Inc.*	620	7,006
Stage Stores, Inc.	650	6,942
Vitamin Shoppe, Inc.*	270	6,925
Harte-Hanks, Inc.	650	6,793
PetMed Express, Inc.	380	6,764
Jakks Pacific, Inc.*	470	6,759
Liz Claiborne, Inc.*	1,590	6,710
Ameristar Casinos, Inc.	440	6,626
iRobot Corp.*	352	6,614
Exide Technologies*	1,267	6,588
Callaway Golf Co.	1,080	6,523
La-Z-Boy, Inc. — Class Z*	870	6,464
Drew Industries, Inc.*	320	6,464
World Wrestling Entertainment, Inc. — Class A	406	6,317

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Discretionary - 11.2% (continued)
Churchill Downs, Inc.	192	$6,298
Wet Seal, Inc. — Class A*	1,713	6,252
Fuel Systems Solutions, Inc.*	240	6,228
Ascent Media Corp. — Class A*	240	6,062
Modine Manufacturing Co.*	780	5,990
Standard Pacific Co.*	1,798	5,987
G-III Apparel Group Ltd.*	260	5,951
Pre-Paid Legal Services, Inc.*	130	5,914
Volcom, Inc.*	317	5,887
Ethan Allen Interiors, Inc.	418	5,848
RC2 Corp.*	360	5,800
Sonic Automotive, Inc. — Class A*	670	5,735
Knology, Inc.*	511	5,585
Lincoln Educational Services Corp.*	270	5,559
Zumiez, Inc.*	340	5,477
Superior Industries International, Inc.	390	5,242
Bridgepoint Education, Inc.*	330	5,217
DSW, Inc. — Class A*	230	5,166
Asbury Automotive Group, Inc.*	490	5,165
K-Swiss, Inc. — Class A*	440	4,941
Core-Mark Holding Company, Inc.*	180	4,932
hhgregg, Inc.*	210	4,897
Winnebago Industries, Inc.*	490	4,871
California Pizza Kitchen, Inc.*	320	4,848
Oxford Industries, Inc.	230	4,814
Drugstore.com, Inc.*	1,561	4,808
Big 5 Sporting Goods Corp.	360	4,730
Kirkland’s, Inc.*	280	4,725
CKX, Inc.*	940	4,691
Biglari Holdings, Inc.*	16	4,590
Sturm Ruger & Company, Inc.	320	4,586
Beazer Homes USA, Inc.*	1,260	4,574
Overstock.com, Inc.*	250	4,517
Mediacom Communications Corp. — Class A*	669	4,496
Sinclair Broadcast Group, Inc. — Class A*	764	4,454
Express, Inc.*	270	4,420
Denny’s Corp.*	1,673	4,350
Red Robin Gourmet Burgers, Inc.*	250	4,290
Smith & Wesson Holding Corp.*	1,000	4,090
SuperMedia, Inc.*	220	4,024
EW Scripps Co. — Class A*	530	3,948
Rentrak Corp.*	160	3,893
AFC Enterprises, Inc.*	427	3,886
Dorman Products, Inc.*	190	3,863
America’s Car-Mart, Inc.*	170	3,847
Universal Electronics, Inc.*	230	3,825
Haverty Furniture Companies, Inc.	310	3,810
HOT Topic, Inc.	749	3,805
Furniture Brands International, Inc.*	727	3,795
Cavco Industries, Inc.*	106	3,729
Christopher & Banks Corp.	600	3,714
McClatchy Co. — Class A*	1,000	3,640

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Discretionary - 11.2% (continued)
Ambassadors Group, Inc.	320	$3,613
Media General, Inc. — Class A*	370	3,611
Warner Music Group Corp.*	740	3,596
Pacific Sunwear of California*	1,117	3,574
Entercom Communications Corp. — Class A*	400	3,528
Bebe Stores, Inc.	550	3,520
Libbey, Inc.*	270	3,505
Perry Ellis International, Inc.*	170	3,434
Coldwater Creek, Inc.*	1,017	3,417
Krispy Kreme Doughnuts, Inc.*	980	3,303
Marcus Corp.	340	3,216
Hovnanian Enterprises, Inc. — Class A*	870	3,202
Shoe Carnival, Inc.*	150	3,076
Global Sources Ltd.*	392	3,073
Retail Ventures, Inc.*	390	3,050
Blyth, Inc.	89	3,032
M/I Homes, Inc.*	307	2,959
Landry’s Restaurants, Inc.*	120	2,935
Journal Communications, Inc. — Class A*	710	2,819
Stein Mart, Inc.*	450	2,804
Weyco Group, Inc.	120	2,734
Systemax, Inc.	180	2,713
Speedway Motorsports, Inc.	200	2,712
Amerigon, Inc.*	364	2,686
Movado Group, Inc.*	250	2,670
Standard Motor Products, Inc.	330	2,663
Unifi, Inc.*	690	2,636
LIN TV Corp. — Class A*	477	2,581
West Marine, Inc.*	237	2,579
MarineMax, Inc.*	370	2,568
Casual Male Retail Group, Inc.*	700	2,394
Isle of Capri Casinos, Inc.*	257	2,380
Lifetime Brands, Inc.*	160	2,339
Spartan Motors, Inc.	550	2,310
Leapfrog Enterprises, Inc. — Class A*	560	2,251
Lithia Motors, Inc. — Class A	360	2,225
Cherokee, Inc.	130	2,223
Morgans Hotel Group Co.*	360	2,218
Vitacost.com, Inc.*	240	2,158
Sealy Corp.*	805	2,149
Martha Stewart Living Omnimedia — Class A*	436	2,145
CSS Industries, Inc.	130	2,145
Audiovox Corp. — Class A*	290	2,131
Jamba, Inc.*	1,000	2,130
Mac-Gray Corp.	190	2,117
Ruth’s Hospitality Group, Inc.*	500	2,090
Multimedia Games, Inc.*	460	2,070
Hawk Corp. — Class A*	80	2,036
Destination Maternity Corp.*	80	2,024
CPI Corp.	90	2,018
Tuesday Morning Corp.*	500	1,995
AH Belo Corp. — Class A*	300	1,992

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Discretionary - 11.2% (continued)
Gray Television, Inc.*	820	$1,976
Stoneridge, Inc.*	260	1,973
Build-A-Bear Workshop, Inc. — Class A*	288	1,953
REX American Resources Corp.*	120	1,920
Hooker Furniture Corp.	180	1,919
Fisher Communications, Inc.*	113	1,903
Lee Enterprises, Inc.*	740	1,902
McCormick & Schmick’s Seafood Restaurants, Inc.*	250	1,865
Bon-Ton Stores, Inc.	190	1,853
Arctic Cat, Inc.*	200	1,822
Skyline Corp.	100	1,801
Midas, Inc.*	230	1,764
Entravision Communications Corp. — Class A*	820	1,730
Ballantyne Strong, Inc.*	230	1,665
Culp, Inc.*	150	1,644
Gaiam, Inc. — Class A	270	1,639
Sport Supply Group, Inc.	120	1,615
Steinway Musical Instruments, Inc.*	90	1,601
O’Charleys, Inc.*	300	1,590
LodgeNet Interactive Corp.*	418	1,551
RG Barry Corp.	140	1,544
Monarch Casino & Resort, Inc.*	150	1,519
Playboy Enterprises, Inc. — Class B*	360	1,512
Kid Brands, Inc.*	210	1,476
Delta Apparel, Inc.*	100	1,460
Joe’s Jeans, Inc.*	710	1,406
Winmark Corp.	40	1,339
Kenneth Cole Productions, Inc. — Class A*	120	1,321
US Auto Parts Network, Inc.*	210	1,260
Orbitz Worldwide, Inc.*	330	1,257
Red Lion Hotels Corp.*	200	1,194
Summer Infant, Inc.*	180	1,179
Lacrosse Footwear, Inc.	70	1,179
Caribou Coffee Company, Inc.*	120	1,136
National American University Holdings, Inc.	130	1,132
Borders Group, Inc.*	827	1,100
Learning Tree International, Inc.*	100	1,085
Brookfield Homes Corp.*	160	1,078
ReachLocal, Inc.*	80	1,038
Carmike Cinemas, Inc.*	170	1,030
American Apparel, Inc.*	560	1,025
Einstein Noah Restaurant Group, Inc.*	93	1,003
Conn’s, Inc.*	167	982
Cambium Learning Group, Inc.*	270	972
Marine Products Corp.*	170	962
Cumulus Media, Inc. — Class A*	360	961
New York & Company, Inc.*	410	939
Carrols Restaurant Group, Inc.*	200	914

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Discretionary - 11.2% (continued)
1-800-Flowers.com, Inc. — Class A*	440	$906
Westwood One, Inc.*	90	888
Outdoor Channel Holdings, Inc.*	190	887
PRIMEDIA, Inc.	280	820
Nexstar Broadcasting Group, Inc. — Class A*	180	788
Shiloh Industries, Inc.*	90	761
Bluegreen Corp.*	240	722
Books-A-Million, Inc. — Class A	120	722
Princeton Review, Inc.*	310	719
Empire Resorts, Inc.*	420	685
Johnson Outdoors, Inc. — Class A*	60	675
Radio One, Inc. — Class D*	520	666
Value Line, Inc.	20	363
Crown Media Holdings, Inc. — Class A*	180	317
Beasley Broadcasting Group, Inc. — Class A*	60	292

Total Consumer Discretionary		2,183,654

Health Care - 11.1%
Salix Pharmaceuticals Ltd.*	964	37,625
Psychiatric Solutions, Inc.*	960	31,411
ev3, Inc.*	1,396	31,284
STERIS Corp.	998	31,018
Owens & Minor, Inc.	1,050	29,799
Healthsouth Corp.*	1,580	29,562
AMERIGROUP Corp.*	870	28,258
American Medical Systems Holdings, Inc.*	1,265	27,982
HMS Holdings Corp.*	462	25,050
NuVasive, Inc.*	657	23,297
Onyx Pharmaceuticals, Inc.*	1,061	22,907
Immucor, Inc.*	1,180	22,479
Medicis Pharmaceutical Corp. — Class A	1,023	22,383
Dionex Corp.*	300	22,338
Catalyst Health Solutions, Inc.*	641	22,115
Haemonetics Corp.*	410	21,943
Parexel International Corp.*	980	21,246
Amedisys, Inc.*	481	21,150
Chemed Corp.	380	20,763
Masimo Corp.	867	20,643
West Pharmaceutical Services, Inc.	562	20,507
Magellan Health Services, Inc.*	560	20,339
PSS World Medical, Inc.*	960	20,304
Cubist Pharmaceuticals, Inc.*	978	20,147
Impax Laboratories, Inc.*	1,054	20,089
Acorda Therapeutics, Inc.*	645	20,066
Alkermes, Inc.*	1,600	19,920
Sirona Dental Systems, Inc.*	557	19,406
Nektar Therapeutics*	1,581	19,130
Quality Systems, Inc.	320	18,557
Volcano Corp.*	837	18,263
Centene Corp.*	820	17,630
Eclipsys Corp.*	968	17,269
WellCare Health Plans, Inc.*	710	16,855

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Health Care - 11.1% (continued)
Seattle Genetics, Inc.*	1,400	$16,786
MedAssets, Inc.*	716	16,525
Auxilium Pharmaceuticals, Inc.*	700	16,450
Incyte Corp. Ltd.*	1,477	16,350
Cepheid, Inc.*	995	15,940
Par Pharmaceutical Companies, Inc.*	590	15,316
Healthspring, Inc.*	982	15,231
Odyssey HealthCare, Inc.*	570	15,230
Isis Pharmaceuticals, Inc.*	1,589	15,207
Align Technology, Inc.*	997	14,825
Bruker Corp.*	1,217	14,799
Viropharma, Inc.*	1,310	14,685
athenahealth, Inc.*	560	14,633
inVentiv Health, Inc.*	560	14,336
Savient Pharmaceuticals, Inc.*	1,137	14,326
Arthrocare Corp.*	450	13,792
Pharmasset, Inc.*	487	13,315
Martek Biosciences Corp.*	560	13,278
Theravance, Inc.*	1,050	13,199
Vivus, Inc.*	1,356	13,018
Gentiva Health Services, Inc.*	480	12,965
Integra LifeSciences Holdings Corp.*	348	12,876
AMAG Pharmaceuticals, Inc.*	350	12,022
Meridian Bioscience, Inc.	680	11,560
PDL BioPharma, Inc.	2,020	11,352
Phase Forward, Inc.*	680	11,342
DexCom, Inc.*	971	11,225
HeartWare International, Inc.*	160	11,211
Cyberonics, Inc.*	470	11,130
Wright Medical Group, Inc.*	653	10,846
Immunogen, Inc.*	1,140	10,568
Luminex Corp.*	630	10,219
Invacare Corp.	490	10,163
MWI Veterinary Supply, Inc.*	201	10,102
Analogic Corp.	220	10,012
Neogen Corp.*	375	9,769
Zoll Medical Corp.*	360	9,756
Landauer, Inc.	160	9,741
Insulet Corp.*	636	9,572
Orthofix International N.V.*	296	9,487
Questcor Pharmaceuticals, Inc.*	920	9,393
Amsurg Corp. — Class A*	520	9,266
Alnylam Pharmaceuticals, Inc.*	610	9,162
Conmed Corp.*	490	9,129
RehabCare Group, Inc.*	416	9,060
Celera Corp.*	1,377	9,019
Bio-Reference Labs, Inc.*	400	8,868
Enzon Pharmaceuticals, Inc.*	830	8,839
Greatbatch, Inc.*	388	8,656
Micromet, Inc.*	1,358	8,474
Kindred Healthcare, Inc.*	657	8,436
Halozyme Therapeutics, Inc.*	1,196	8,420
Geron Corp.*	1,650	8,283
Momenta Pharmaceuticals, Inc.*	669	8,202
Conceptus, Inc.*	520	8,102

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Health Care - 11.1% (continued)
Allos Therapeutics, Inc.*	1,321	$8,098
Hanger Orthopedic Group, Inc.*	444	7,974
Abaxis, Inc.*	369	7,908
Universal American Corp.*	544	7,834
Natus Medical, Inc.*	475	7,738
Targacept, Inc.*	400	7,732
Merit Medical Systems, Inc.*	466	7,489
PharMerica Corp.*	510	7,477
InterMune, Inc.*	768	7,181
Affymetrix, Inc.*	1,190	7,021
LHC Group, Inc.*	248	6,882
Medicines Co.*	900	6,849
Healthways, Inc.*	574	6,842
SonoSite, Inc.*	250	6,778
IPC The Hospitalist Company, Inc.*	270	6,777
MannKind Corp.*	1,044	6,671
Computer Programs & Systems, Inc.	160	6,547
eResearchTechnology, Inc.*	817	6,438
Metabolix, Inc.*	448	6,411
Omnicell, Inc.*	548	6,406
Symmetry Medical, Inc.*	606	6,387
NPS Pharmaceuticals, Inc.*	990	6,376
Rigel Pharmaceuticals, Inc.*	883	6,358
Exelixis, Inc.*	1,830	6,350
Triple-S Management Corp. — Class B*	340	6,307
NxStage Medical, Inc.*	420	6,233
Angiodynamics, Inc.*	420	6,195
Sequenom, Inc.*	1,045	6,176
Syneron Medical Ltd.*	600	6,168
ICU Medical, Inc.*	190	6,112
Molina Healthcare, Inc.*	210	6,048
Sun Healthcare Group, Inc.*	730	5,898
Select Medical Holdings Corp.*	840	5,695
Accuray, Inc.*	848	5,622
Micrus Endovascular Corp.*	270	5,613
MAKO Surgical Corp.*	434	5,403
Emeritus Corp.*	330	5,382
Air Methods Corp.*	180	5,355
Emergent Biosolutions, Inc.*	322	5,261
Ariad Pharmaceuticals, Inc.*	1,860	5,245
Arena Pharmaceuticals, Inc.*	1,708	5,244
Optimer Pharmaceuticals, Inc.*	561	5,200
National Healthcare Corp.	150	5,169
Genoptix, Inc.*	297	5,108
ABIOMED, Inc.*	524	5,072
Medivation, Inc.*	572	5,056
Assisted Living Concepts, Inc. — Class A*	170	5,030
Inspire Pharmaceuticals, Inc.*	1,000	4,990
Somanetics Corp.*	200	4,990
Medidata Solutions, Inc.*	320	4,957
Almost Family, Inc.*	140	4,890
SurModics, Inc.*	294	4,825
Unilife Corp.*	810	4,714
Cross Country Healthcare, Inc.*	516	4,639

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Health Care - 11.1% (continued)
Neurocrine Biosciences, Inc.*	821	$4,598
Quidel Corp.*	360	4,568
Ardea Biosciences, Inc.*	220	4,523
XenoPort, Inc.*	460	4,513
Pharmacyclics, Inc.*	640	4,262
Lexicon Pharmaceuticals, Inc.*	3,329	4,261
AMN Healthcare Services, Inc.*	550	4,114
Res-Care, Inc.*	420	4,057
Nabi Biopharmaceuticals*	740	4,026
Ensign Group, Inc.	243	4,014
SIGA Technologies, Inc.*	520	4,004
Alphatec Holdings, Inc.*	862	4,000
Delcath Systems, Inc.*	630	3,994
Hi-Tech Pharmacal Company, Inc.*	170	3,895
Ironwood Pharmaceuticals, Inc. — Class A*	318	3,791
Zymogenetics, Inc.*	893	3,768
Dyax Corp.*	1,653	3,752
Corvel Corp.*	110	3,717
Endologix, Inc.*	817	3,701
HealthTronics, Inc.*	760	3,671
Cantel Medical Corp.	218	3,641
OraSure Technologies, Inc.*	780	3,611
Durect Corp.*	1,458	3,543
Vascular Solutions, Inc.*	280	3,500
Palomar Medical Technologies, Inc.*	310	3,469
BioScrip, Inc.*	660	3,458
ATS Medical, Inc.*	870	3,454
Immunomedics, Inc.*	1,110	3,430
Staar Surgical Co.*	590	3,375
Opko Health, Inc.*	1,488	3,363
Pain Therapeutics, Inc.*	603	3,353
Team Health Holdings, Inc.*	258	3,333
Obagi Medical Products, Inc.*	280	3,310
Spectrum Pharmaceuticals, Inc.*	830	3,254
American Dental Partners, Inc.*	264	3,197
Caliper Life Sciences, Inc.*	740	3,160
Vanda Pharmaceuticals, Inc.*	474	3,133
Keryx Biopharmaceuticals, Inc.*	850	3,111
AVANIR Pharmaceuticals, Inc. — Class A*	1,210	3,110
Genomic Health, Inc.*	240	3,103
Novavax, Inc.*	1,430	3,103
Pozen, Inc.*	440	3,084
Providence Service Corp.*	220	3,080
SenoRx, Inc.*	280	3,074
Vital Images, Inc.*	240	3,060
Kensey Nash Corp.*	128	3,035
Accelrys, Inc.*	469	3,025
MAP Pharmaceuticals, Inc.*	230	3,018
Arqule, Inc.*	700	3,010
Eurand N.V.*	310	3,004
AVI BioPharma, Inc.*	1,861	2,996
Idenix Pharmaceuticals, Inc.*	597	2,985
Vical, Inc.*	954	2,957
Cadence Pharmaceuticals, Inc.*	420	2,944

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Health Care - 11.1% (continued)
Spectranetics Corp.*	564	$2,922
BioCryst Pharmaceuticals, Inc.*	494	2,920
AGA Medical Holdings, Inc.*	230	2,919
Synovis Life Technologies, Inc.*	190	2,903
MELA Sciences, Inc.*	390	2,902
Ligand Pharmaceuticals, Inc. — Class B*	1,983	2,895
Kendle International, Inc.*	250	2,880
US Physical Therapy, Inc.*	170	2,870
Chindex International, Inc.*	228	2,857
Maxygen, Inc.*	515	2,848
Clarient, Inc.*	924	2,846
Medical Action Industries, Inc.*	237	2,842
Sangamo Biosciences, Inc.*	758	2,812
Akorn, Inc.*	930	2,762
IRIS International, Inc.*	270	2,738
Array Biopharma, Inc.*	890	2,715
BioMimetic Therapeutics, Inc.*	244	2,713
Atrion Corp.	20	2,701
RTI Biologics, Inc.*	920	2,696
Medcath Corp.*	340	2,672
Accretive Health, Inc.*	200	2,646
Progenics Pharmaceuticals, Inc.*	482	2,641
Exact Sciences Corp.*	600	2,640
ZIOPHARM Oncology, Inc.*	820	2,608
Rural/Metro Corp.*	320	2,605
CryoLife, Inc.*	480	2,587
Sunrise Senior Living, Inc.*	929	2,583
America Service Group, Inc.	150	2,580
Health Grades, Inc.*	430	2,580
TomoTherapy, Inc.*	810	2,576
DynaVox, Inc. — Class A*	160	2,562
Merge Healthcare, Inc.*	870	2,549
Young Innovations, Inc.	90	2,533
Metropolitan Health Networks, Inc.*	674	2,514
Depomed, Inc.*	880	2,464
BMP Sunstone Corp.*	470	2,421
Celldex Therapeutics, Inc.*	530	2,417
Cytori Therapeutics, Inc.*	686	2,387
Omeros Corp.*	320	2,374
Enzo Biochem, Inc.*	564	2,295
Orthovita, Inc.*	1,117	2,268
Capital Senior Living Corp.*	455	2,261
Dynavax Technologies Corp.*	1,210	2,251
CardioNet, Inc.*	410	2,247
Skilled Healthcare Group, Inc. — Class A*	330	2,241
Exactech, Inc.*	130	2,220
Biotime, Inc.*	360	2,218
Santarus, Inc.*	884	2,192
Orexigen Therapeutics, Inc.*	510	2,142
Inhibitex, Inc.*	830	2,117
Clinical Data, Inc.*	170	2,115
Antares Pharma, Inc.*	1,180	2,077
Albany Molecular Research, Inc.*	400	2,068
Virtual Radiologic Corp.*	120	2,059

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Health Care - 11.1% (continued)
Cerus Corp.*	650	$2,054
Affymax, Inc.*	340	2,033
Cutera, Inc.*	220	2,026
Jazz Pharmaceuticals, Inc.*	250	1,958
SuperGen, Inc.*	950	1,919
Solta Medical, Inc.*	1,000	1,900
StemCells, Inc.*	2,021	1,900
Transcend Services, Inc.*	140	1,890
Biosante Pharmaceuticals, Inc.*	1,070	1,883
Peregrine Pharmaceuticals, Inc.*	870	1,871
Alliance HealthCare Services, Inc.*	462	1,866
Cytokinetics, Inc.*	784	1,858
Neuralstem, Inc.*	710	1,775
Curis, Inc.*	1,274	1,771
Alexza Pharmaceuticals, Inc.*	650	1,768
Allied Healthcare International, Inc.*	760	1,763
LCA-Vision, Inc.*	314	1,740
Rochester Medical Corp.*	184	1,739
Somaxon Pharmaceuticals, Inc.*	480	1,728
Cynosure, Inc. — Class A*	160	1,723
Sciclone Pharmaceuticals, Inc.*	634	1,686
Continucare Corp.*	490	1,641
Osiris Therapeutics, Inc.*	280	1,627
Combinatorx, Inc.*	1,110	1,610
Five Star Quality Care, Inc.*	530	1,601
Stereotaxis, Inc.*	480	1,589
Chelsea Therapeutics International, Inc.*	530	1,553
Cambrex Corp.*	489	1,540
Furiex Pharmaceuticals, Inc.*	150	1,524
Hansen Medical, Inc.*	707	1,506
MedQuist, Inc.	190	1,503
Cypress Bioscience, Inc.*	645	1,483
Infinity Pharmaceuticals, Inc.*	240	1,418
CytRx Corp.*	1,840	1,417
Pure Bioscience*	590	1,410
Biospecifics Technologies Corp.*	70	1,392
Inovio Pharmaceuticals, Inc.*	1,350	1,377
Corcept Therapeutics, Inc.*	420	1,310
Aoxing Pharmaceutical Company, Inc.*	400	1,304
Cumberland Pharmaceuticals, Inc.*	200	1,284
PDI, Inc.*	150	1,242
Nanosphere, Inc.*	280	1,221
NeurogesX, Inc.*	180	1,193
AVEO Pharmaceuticals, Inc.*	160	1,131
Biodel, Inc.*	276	1,043
Synta Pharmaceuticals Corp.*	384	1,037
Prospect Medical Holdings, Inc.*	160	968
Nymox Pharmaceutical Corp.*	310	967
Codexis, Inc.*	100	876
Alimera Sciences, Inc.*	110	818
Lannett Company, Inc.*	170	777
Neostem, Inc.*	420	769
Cornerstone Therapeutics, Inc.*	130	766

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Health Care - 11.1% (continued)
Transcept Pharmaceuticals, Inc.*	90	$750
National Research Corp.	30	723
Caraco Pharmaceutical Laboratories Ltd.*	140	661
Sucampo Pharmaceuticals, Inc. — Class A*	176	621
AspenBio Pharma, Inc.*	600	588
Anthera Pharmaceuticals, Inc.*	90	482
Acura Pharmaceuticals, Inc.*	147	369

Total Health Care		2,169,229

Energy - 4.3%
Brigham Exploration Co.*	1,960	30,145
World Fuel Services Corp.	998	25,888
Dril-Quip, Inc.*	564	24,827
Bill Barrett Corp.*	769	23,662
CARBO Ceramics, Inc.	320	23,101
Nordic American Tanker Shipping	790	22,191
Berry Petroleum Co. — Class A	847	21,785
Arena Resources, Inc.*	664	21,182
Lufkin Industries, Inc.	500	19,495
Key Energy Services, Inc.*	2,114	19,407
Helix Energy Solutions Group, Inc.*	1,760	18,955
Complete Production Services, Inc.*	1,314	18,790
Bristow Group, Inc.*	610	17,934
Rosetta Resources, Inc.*	887	17,571
Swift Energy Co.*	635	17,088
Overseas Shipholding Group, Inc.	430	15,927
McMoRan Exploration Co.*	1,397	15,521
Penn Virginia Corp.	769	15,465
Patriot Coal Corp.*	1,314	15,439
Energy XXI Bermuda Ltd.*	850	13,413
Ship Finance International Ltd.	740	13,231
Tetra Technologies, Inc.*	1,267	11,504
Gulfmark Offshore, Inc. — Class A*	394	10,323
Clean Energy Fuels Corp.*	668	9,980
Northern Oil and Gas, Inc.*	744	9,553
Cal Dive International, Inc.*	1,585	9,272
USEC, Inc.*	1,916	9,120
Newpark Resources, Inc.*	1,500	9,075
International Coal Group, Inc.*	2,211	8,512
Contango Oil & Gas Co.*	190	8,502
Petroleum Development Corp.*	320	8,198
Stone Energy Corp.*	727	8,113
Carrizo Oil & Gas, Inc.*	521	8,091
ATP Oil & Gas Corp.*	753	7,974
TransAtlantic Petroleum Ltd.*	2,480	7,862
Resolute Energy Corp.*	640	7,834
Parker Drilling Co.*	1,950	7,702
Global Industries Ltd.*	1,707	7,664
James River Coal Co.*	470	7,482
ION Geophysical Corp.*	2,130	7,412
Cloud Peak Energy, Inc.*	530	7,028
BPZ Resources, Inc.*	1,644	6,823
RPC, Inc.	490	6,688
Kodiak Oil & Gas Corp.*	2,010	6,412
Superior Well Services, Inc.*	380	6,354

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Energy - 4.3% (continued)
Petroquest Energy, Inc.*	930	$6,287
Tesco Corp.*	510	6,263
Golar LNG Ltd.	610	6,021
Energy Partners Ltd.*	490	5,983
T-3 Energy Services, Inc. — Class 3*	208	5,803
Hornbeck Offshore Services, Inc.*	390	5,694
W&T Offshore, Inc.	594	5,619
Venoco, Inc.*	334	5,501
Gulfport Energy Corp.*	460	5,456
Rex Energy Corp.*	537	5,424
American Oil & Gas, Inc.*	840	5,275
Pioneer Drilling Co.*	914	5,182
General Maritime Corp.	855	5,164
Teekay Tankers Ltd. — Class A	460	5,120
Willbros Group, Inc.*	670	4,958
Goodrich Petroleum Corp.*	410	4,920
Knightsbridge Tankers Ltd.	276	4,855
Vaalco Energy, Inc.	850	4,760
Hercules Offshore, Inc.*	1,930	4,690
Western Refining, Inc.*	857	4,311
Crosstex Energy, Inc.*	670	4,295
Clayton Williams Energy, Inc.*	100	4,212
Harvest Natural Resources, Inc.*	560	4,127
Matrix Service Co.*	440	4,096
Boots & Coots, Inc.*	1,377	4,062
CVR Energy, Inc.*	505	3,798
Gulf Island Fabrication, Inc.	242	3,756
Rentech, Inc.*	3,630	3,594
Magnum Hunter Resources Corp.*	810	3,532
Warren Resources, Inc.*	1,190	3,451
GMX Resources, Inc.*	510	3,310
Apco Oil and Gas International, Inc.	140	3,291
OYO Geospace Corp.*	67	3,248
Panhandle Oil and Gas, Inc. — Class A	120	3,172
Abraxas Petroleum Corp.*	1,130	3,164
DHT Holdings, Inc.	820	3,157
PHI, Inc. *	220	3,100
Georesources, Inc.*	218	3,037
Callon Petroleum Co.*	480	3,024
Basic Energy Services, Inc.*	390	3,003
CAMAC Energy, Inc.*	800	2,984
Natural Gas Services Group, Inc.*	197	2,981
Houston American Energy Corp.	300	2,958
Vantage Drilling Co.*	2,094	2,827
Green Plains Renewable Energy, Inc.*	270	2,759
Dawson Geophysical Co.*	128	2,723
Cheniere Energy, Inc.*	958	2,702
Delta Petroleum Corp.*	3,120	2,683
FX Energy, Inc.*	728	2,635
Gastar Exploration Ltd.*	730	2,635
Endeavour International Corp.*	2,380	2,523
Scorpio Tankers, Inc.*	220	2,519
Uranium Energy Corp.*	1,024	2,417
L&L Energy, Inc.*	280	2,408

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Energy - 4.3% (continued)
RAM Energy Resources, Inc.*	930	$1,925
Syntroleum Corp.*	1,158	1,899
Seahawk Drilling, Inc.*	180	1,750
Miller Petroleum, Inc.*	300	1,728
Delek US Holdings, Inc.	230	1,679
Approach Resources, Inc.*	215	1,479
Union Drilling, Inc.*	254	1,400
Evolution Petroleum Corp.*	250	1,252
Allis-Chalmers Energy, Inc.*	600	1,236
Isramco, Inc.*	20	944
Global Geophysical Services, Inc.*	130	906
Alon USA Energy, Inc.	120	763
Hallador Energy Co.*	60	537

Total Energy		841,462

Materials - 3.9%
Rock-Tenn Co. — Class A	650	32,286
Solutia, Inc.*	2,037	26,685
Silgan Holdings, Inc.	914	25,939
WR Grace & Co.*	1,220	25,669
Olin Corp.	1,330	24,060
Coeur d’Alene Mines Corp.*	1,480	23,354
Sensient Technologies Corp.	829	21,496
Hecla Mining Co.*	4,080	21,298
Allied Nevada Gold Corp.*	1,067	20,999
Thompson Creek Metals Company, Inc.*	2,350	20,398
Rockwood Holdings, Inc.*	869	19,718
Golden Star Resources Ltd.*	4,340	19,009
Schweitzer-Mauduit International, Inc.	310	15,639
HB Fuller Co.	817	15,515
Minerals Technologies, Inc.	320	15,213
NewMarket Corp.	170	14,844
Louisiana-Pacific Corp.*	2,144	14,343
PolyOne Corp.*	1,560	13,135
Worthington Industries, Inc.	1,020	13,117
Calgon Carbon Corp.*	952	12,604
Jaguar Mining, Inc.*	1,420	12,539
OM Group, Inc.*	519	12,383
RTI International Metals, Inc.*	500	12,055
Balchem Corp.	470	11,750
Arch Chemicals, Inc.	380	11,681
Ferro Corp.*	1,450	10,687
Globe Specialty Metals, Inc.*	1,030	10,640
Texas Industries, Inc.	350	10,339
Clearwater Paper Corp.*	186	10,185
A. Schulman, Inc.	521	9,878
Innophos Holdings, Inc.	364	9,493
Century Aluminum Co.*	1,070	9,448
AMCOL International Corp.	400	9,400
STR Holdings, Inc.*	480	9,024
Kaiser Aluminum Corp.	260	9,014
Stepan Co.	130	8,896
Stillwater Mining Co.*	749	8,703
PH Glatfelter Co.	770	8,355
Koppers Holdings, Inc.	340	7,643
Deltic Timber Corp.	180	7,524

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Materials - 3.9% (continued)
US Gold Corp.*	1,501	$7,520
Georgia Gulf Corp.*	560	7,470
KapStone Paper and Packaging Corp.*	643	7,163
Brush Engineered Materials, Inc.*	337	6,733
Buckeye Technologies, Inc.*	664	6,607
Boise, Inc.*	1,180	6,478
Zep, Inc.	368	6,418
Haynes International, Inc.	200	6,166
Westlake Chemical Corp.	328	6,091
Graphic Packaging Holding Co.*	1,890	5,954
Omnova Solutions, Inc.*	747	5,834
Wausau Paper Corp.*	824	5,578
Horsehead Holding Corp.*	730	5,519
Spartech Corp.*	517	5,299
Quaker Chemical Corp.	180	4,876
Myers Industries, Inc.	585	4,733
Neenah Paper, Inc.	250	4,575
Zoltek Companies, Inc.*	466	3,947
AM Castle & Co.*	280	3,889
LSB Industries, Inc.*	280	3,727
Hawkins, Inc.	150	3,612
Kraton Performance Polymers, Inc.*	190	3,570
Graham Packaging Company, Inc.*	280	3,352
General Moly, Inc.*	1,076	3,314
Capital Gold Corp.*	820	3,280
Olympic Steel, Inc.	140	3,216
Headwaters, Inc.*	1,017	2,888
Metals USA Holdings Corp.*	190	2,840
American Vanguard Corp.	336	2,664
Landec Corp.*	440	2,592
Senomyx, Inc.*	650	2,464
TPC Group, Inc.*	130	2,158
US Energy Corp.*	450	2,138
AEP Industries, Inc.*	70	1,672
Universal Stainless & Alloy*	100	1,599
United States Lime & Minerals, Inc.*	40	1,541
KMG Chemicals, Inc.	100	1,436
Noranda Aluminum Holding Corp.*	190	1,222
NL Industries, Inc.	100	610
Verso Paper Corp.*	250	577

Total Materials		756,280

Consumer Staples - 2.6%
Casey’s General Stores, Inc.	857	29,909
TreeHouse Foods, Inc.*	586	26,757
Ruddick Corp.	738	22,871
United Natural Foods, Inc.*	727	21,723
Nu Skin Enterprises, Inc. — Class A	830	20,692
Sanderson Farms, Inc.	380	19,281
American Italian Pasta Co. — Class A*	364	19,245
Lancaster Colony Corp.	330	17,609
Universal Corp.	400	15,872
Diamond Foods, Inc.	357	14,673
Hain Celestial Group, Inc.*	686	13,837

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Staples - 2.6% (continued)
Fresh Del Monte Produce, Inc.*	670	$13,561
Vector Group Ltd.	731	12,295
Darling International, Inc.*	1,390	10,439
Andersons, Inc.	310	10,103
Boston Beer Company, Inc. — Class A*	148	9,983
J&J Snack Foods Corp.	230	9,683
Tootsie Roll Industries, Inc.	400	9,460
Rite Aid Corp.*	9,390	9,202
WD-40 Co.	270	9,018
Chiquita Brands International, Inc.*	740	8,991
Winn-Dixie Stores, Inc.*	917	8,840
B&G Foods, Inc. — Class A	800	8,624
Central Garden and Pet Co. — Class A*	950	8,521
Spectrum Brands Holdings, Inc.*	310	7,862
Cal-Maine Foods, Inc.	230	7,344
Nash Finch Co.	210	7,174
Lance, Inc.	430	7,091
Heckmann Corp.*	1,490	6,914
Pricesmart, Inc.	270	6,272
Dole Food Company, Inc.*	600	6,258
Weis Markets, Inc.	180	5,924
Elizabeth Arden, Inc.*	396	5,750
Medifast, Inc.*	220	5,700
Pilgrim’s Pride Corp.*	820	5,387
Alliance One International, Inc.*	1,500	5,340
Pantry, Inc.*	376	5,305
Spartan Stores, Inc.	380	5,214
Prestige Brands Holdings, Inc.*	700	4,956
Synutra International, Inc.*	300	4,851
Smart Balance, Inc.*	1,060	4,335
Seneca Foods Corp. — Class A*	120	3,871
USANA Health Sciences, Inc.*	100	3,653
Inter Parfums, Inc.	240	3,415
Calavo Growers, Inc.	177	3,179
Coca-Cola Bottling Co. Consolidated	66	3,163
Ingles Markets, Inc. — Class A	210	3,160
Limoneira Co.	140	3,046
Star Scientific, Inc.*	1,615	2,648
Village Super Market, Inc. — Class A	100	2,625
Nutraceutical International Corp.*	160	2,442
National Beverage Corp.	180	2,210
Great Atlantic & Pacific Tea Co.*	540	2,106
Oil-Dri Corporation of America	90	2,065
Revlon, Inc. — Class A*	180	2,009
Imperial Sugar Co.	197	1,990
John B. Sanfilippo & Son, Inc.*	130	1,881
Arden Group, Inc. — Class A	20	1,757
Susser Holdings Corp.*	130	1,533
Farmer Bros Co.	100	1,509
Female Health Co.	277	1,438
Schiff Nutrition International, Inc.	193	1,374
MGP Ingredients, Inc.*	180	1,193

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Consumer Staples - 2.6% (continued)
Cellu Tissue Holdings, Inc.*	140	$1,088
Alico, Inc.	46	1,057
Griffin Land & Nurseries, Inc.	40	1,016
Nature’s Sunshine Products, Inc.	120	1,004
Harbinger Group, Inc.*	150	942
Lifeway Foods, Inc.*	80	779
Bridgford Foods Corp.	30	420

Total Consumer Staples		511,439

Utilities - 2.6%
Nicor, Inc.	760	30,780
Piedmont Natural Gas Company, Inc.	1,200	30,360
WGL Holdings, Inc.	850	28,925
IDACORP, Inc.	812	27,015
Cleco Corp.	1,020	26,938
New Jersey Resources Corp.	700	24,640
Portland General Electric Co.	1,270	23,279
Southwest Gas Corp.	755	22,272
South Jersey Industries, Inc.	500	21,480
Northwest Natural Gas Co.	440	19,171
Black Hills Corp.	660	18,790
Unisource Energy Corp.	600	18,108
Avista Corp.	920	17,968
Allete, Inc.	524	17,942
PNM Resources, Inc.	1,460	16,323
NorthWestern Corp.	605	15,851
El Paso Electric Co.*	740	14,319
MGE Energy, Inc.	388	13,984
UIL Holdings Corp.	510	12,765
Empire District Electric Co.	674	12,651
Laclede Group, Inc.	380	12,589
California Water Service Group	328	11,710
CH Energy Group, Inc.	270	10,595
American States Water Co.	308	10,207
Dynegy, Inc. — Class A*	1,720	6,622
SJW Corp.	220	5,157
Chesapeake Utilities Corp.	160	5,024
Southwest Water Co.	460	4,821
Central Vermont Public Service Corp.	200	3,948
Unitil Corp.	180	3,764
Middlesex Water Co.	230	3,645
York Water Co.	210	2,982
Connecticut Water Service, Inc.	140	2,943
Consolidated Water Company Ltd.	240	2,731
Cadiz, Inc.*	200	2,414
Artesian Resources Corp. — Class A	110	2,031
American DG Energy, Inc.*	320	995

Total Utilities		505,739

Telecommunication Services - 0.8%
Syniverse Holdings, Inc.*	1,165	23,824
AboveNet, Inc.*	380	17,928
Cincinnati Bell, Inc.*	3,390	10,204
NTELOS Holdings Corp.	490	8,428
PAETEC Holding Corp.*	2,121	7,233
Consolidated Communications Holdings, Inc.	420	7,144

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 80.5% (continued)
Telecommunication Services - 0.8% (continued)
Shenandoah Telecommunications Co.	400	$7,096
Atlantic Tele-Network, Inc.	160	6,608
Premiere Global Services, Inc.*	1,010	6,403
Alaska Communications Systems Group, Inc.	746	6,334
Neutral Tandem, Inc.*	560	6,300
General Communication, Inc. — Class A*	800	6,072
Iridium Communications, Inc.*	570	5,723
Cbeyond, Inc.*	450	5,625
Cogent Communications Group, Inc.*	738	5,594
Global Crossing Ltd.*	505	5,338
USA Mobility, Inc.	370	4,780
Vonage Holdings Corp.*	1,770	4,071
FiberTower Corp.*	770	3,634
IDT Corp. — Class B*	230	2,933
ICO Global Communications Holdings Ltd.*	1,580	2,544
Globalstar, Inc.*	1,170	1,802

Total Telecommunication Services		155,618

TOTAL COMMON STOCKS
(Cost $14,671,791)		15,671,464

RIGHTS(b) - 0.0%
Zion Oil & Gas, Inc. Expires 7/15/2010	95	2

TOTAL RIGHTS
(Cost $113)		2

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 63.5%
Credit Suisse Group issued 06/30/10 at 0.03% due 07/01/10††	$3,571,742	$3,571,742
Mizuho Financial Group, Inc. issued 06/30/10 at 0.01% due 07/01/10	3,527,508	3,527,508
HSBC Group issued 06/30/10 at 0.01% due 07/01/10	2,979,546	2,979,546
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	1,609,640	1,609,640
Deutsche Bank issued 06/30/10 at 0.01% due 07/01/10	684,953	684,953

TOTAL REPURCHASE AGREEMENTS
(Cost $12,373,389)		12,373,389

Total Investments - 144.0% (Cost $27,045,293)		$28,044,855
Liabilities, Less Cash & Other Assets - (44.0)%		(8,565,371)

Total Net Assets - 100.0%		$19,479,484

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,639,170)	27	$(160,605)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10††† (Notional Market Value $1,056,183)	1,733	$(10,877)
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10††† (Notional Market Value $450,670)	739	(23,647)
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10††† (Notional Market Value $471,807)	774	(27,888)

(Total Notional Market Value $1,978,660)		$(62,412)

Schedule of Investments	Domestic Equity Funds
June 30, 2010	Russell 2000® Strategy Fund

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2%
Information Technology - 13.3%
Apple, Inc.*	13,190	$3,317,681
Microsoft Corp.	110,500	2,542,605
International Business Machines Corp.	18,590	2,295,493
Cisco Systems, Inc.*	82,770	1,763,829
Intel Corp.	80,639	1,568,429
Google, Inc. — Class A*	3,508	1,560,885
Hewlett-Packard Co.	33,830	1,464,162
Oracle Corp.	56,731	1,217,447
QUALCOMM, Inc.	23,780	780,935
EMC Corp.*	29,803	545,395
Visa, Inc. — Class A	6,553	463,625
Texas Instruments, Inc.	17,720	412,522
Corning, Inc.	22,606	365,087
eBay, Inc.*	16,479	323,153
Dell, Inc.*	24,960	301,018
Automatic Data Processing, Inc.	7,290	293,495
Mastercard, Inc. — Class A	1,399	279,142
Yahoo!, Inc.*	17,070	236,078
Applied Materials, Inc.	19,470	234,029
Motorola, Inc.*	33,691	219,665
Cognizant Technology Solutions Corp. — Class A*	4,340	217,260
Broadcom Corp. — Class A	6,263	206,491
Adobe Systems, Inc.*	7,633	201,740
NetApp, Inc.*	4,990	186,177
Juniper Networks, Inc.*	7,620	173,888
Symantec Corp.*	11,580	160,730
Xerox Corp.	19,990	160,720
Intuit, Inc.*	4,560	158,551
Western Union Co.	9,740	145,223
Agilent Technologies, Inc.*	5,050	143,572
Salesforce.com, Inc.*	1,640	140,745
SanDisk Corp.*	3,330	140,093
Fidelity National Information Services, Inc.	4,807	128,924
Paychex, Inc.	4,660	121,020
Analog Devices, Inc.	4,320	120,355
Citrix Systems, Inc.*	2,693	113,725
Altera Corp.	4,382	108,717
Micron Technology, Inc.*	12,393	105,217
CA, Inc.	5,660	104,144
Akamai Technologies, Inc.*	2,502	101,506
Computer Sciences Corp	2,242	101,451
Fiserv, Inc.*	2,215	101,137
Xilinx, Inc.	3,970	100,282
Western Digital Corp.*	3,320	100,131
Amphenol Corp. — Class A	2,520	98,986
BMC Software, Inc.*	2,640	91,423
Linear Technology Corp.	3,250	90,382
NVIDIA Corp.*	8,290	84,641
Autodesk, Inc.*	3,330	81,119
Red Hat, Inc.*	2,730	79,006
Harris Corp.	1,890	78,719
Microchip Technology, Inc.	2,694	74,732
Teradata Corp.*	2,420	73,762
SAIC, Inc.*	4,230	70,810

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Information Technology - 13.3% (continued)
VeriSign, Inc.*	2,640	$70,092
McAfee, Inc.*	2,270	69,734
KLA-Tencor Corp.	2,460	68,585
Electronic Arts, Inc.*	4,756	68,486
FLIR Systems, Inc.*	2,230	64,871
Advanced Micro Devices, Inc.*	8,201	60,031
National Semiconductor Corp.	3,438	46,275
LSI Corp.*	9,480	43,608
Total System Services, Inc.	2,850	38,760
Lexmark International, Inc. — Class A*	1,132	37,390
Jabil Circuit, Inc.	2,800	37,240
Molex, Inc.	1,970	35,933
Tellabs, Inc.	5,578	35,643
Novellus Systems, Inc.*	1,400	35,504
MEMC Electronic Materials, Inc.*	3,298	32,584
JDS Uniphase Corp.*	3,253	32,010
Novell, Inc.*	5,070	28,798
QLogic Corp.*	1,610	26,758
Compuware Corp.*	3,260	26,015
Teradyne, Inc.*	2,618	25,526
Monster Worldwide, Inc.*	1,830	21,320

Total Information Technology		25,255,217

Financials - 11.7%
JPMorgan Chase & Co.	57,665	2,111,116
Bank of America Corp.	145,410	2,089,542
Berkshire Hathaway, Inc. — Class B*	25,240	2,011,376
Wells Fargo & Co.	75,497	1,932,723
Citigroup, Inc.*	327,600	1,231,776
Goldman Sachs Group, Inc.	7,470	980,587
American Express Co.	17,413	691,296
U.S. Bancorp	27,780	620,883
Morgan Stanley	20,260	470,235
MetLife, Inc.	11,889	448,929
Bank of New York Mellon Corp.	17,582	434,100
PNC Financial Services Group, Inc.	7,620	430,530
Prudential Financial, Inc.	6,748	362,098
Travelers Companies, Inc.	7,180	353,615
Simon Property Group, Inc.	4,227	341,330
Aflac, Inc.	6,811	290,625
CME Group, Inc. — Class A	950	267,472
Capital One Financial Corp.	6,622	266,867
BB&T Corp	10,029	263,863
State Street Corp.	7,272	245,939
Chubb Corp.	4,730	236,547
Allstate Corp.	7,801	224,123
Charles Schwab Corp.	14,178	201,044
Franklin Resources, Inc.	2,140	184,447
Progressive Corp.	9,710	181,771
Marsh & McLennan Companies, Inc.	7,838	176,747
Public Storage	1,970	173,183
Equity Residential	4,100	170,724
Loews Corp.	5,090	169,548
SunTrust Banks, Inc.	7,243	168,762

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Financials - 11.7% (continued)
Vornado Realty Trust	2,300	$167,785
T. Rowe Price Group, Inc.	3,773	167,483
Northern Trust Corp.	3,506	163,730
AON Corp.	3,903	144,879
Boston Properties, Inc.	2,010	143,393
Hartford Financial Services Group, Inc.	6,441	142,539
Fifth Third Bancorp	11,520	141,581
HCP, Inc.	4,250	137,062
Ameriprise Financial, Inc.	3,710	134,042
Host Hotels & Resorts, Inc.	9,537	128,559
IntercontinentalExchange, Inc.*	1,083	122,411
Invesco Ltd.	6,760	113,771
Regions Financial Corp.	17,290	113,768
AvalonBay Communities, Inc.	1,200	112,044
Discover Financial Services	7,880	110,162
Principal Financial Group, Inc.	4,642	108,808
Ventas, Inc.	2,285	107,281
Lincoln National Corp.	4,380	106,390
Unum Group	4,831	104,833
NYSE Euronext	3,790	104,718
M&T Bank Corp.	1,200	101,940
KeyCorp	12,740	97,971
Comerica, Inc.	2,552	93,990
Genworth Financial, Inc. — Class A*	7,088	92,640
Hudson City Bancorp, Inc.	6,870	84,089
Plum Creek Timber Company, Inc.	2,360	81,491
XL Capital Ltd. — Class A	4,950	79,249
Kimco Realty Corp.	5,890	79,162
Health Care REIT, Inc.	1,802	75,900
People’s United Financial, Inc.	5,432	73,332
SLM Corp.*	7,038	73,125
ProLogis	6,910	69,998
American International Group, Inc.*	1,960	67,502
Legg Mason, Inc.	2,384	66,824
Cincinnati Financial Corp.	2,360	61,053
Torchmark Corp.	1,190	58,917
Huntington Bancshares, Inc.	10,390	57,561
Moody’s Corp.	2,850	56,772
Assurant, Inc.	1,620	56,214
Marshall & Ilsley Corp.	7,640	54,855
Leucadia National Corp.*	2,750	53,652
CB Richard Ellis Group, Inc. — Class A*	3,918	53,324
Zions Bancorp	2,310	49,827
First Horizon National Corp.*	3,310	37,900
NASDAQ OMX Group, Inc.*	2,110	37,516
E*Trade Financial Corp.*	2,867	33,888
Apartment Investment & Management Co. — Class A	1,690	32,735
Federated Investors, Inc. — Class B	1,290	26,716
Janus Capital Group, Inc.	2,660	23,621

Total Financials		22,138,801

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Health Care - 8.6%
Johnson & Johnson	39,974	$2,360,864
Pfizer, Inc.	116,900	1,666,994
Merck & Company, Inc.	45,194	1,580,434
Abbott Laboratories	22,360	1,046,001
Amgen, Inc.*	13,890	730,614
Bristol-Myers Squibb Co.	24,933	621,829
Medtronic, Inc.	15,970	579,232
Eli Lilly & Co.	14,700	492,450
UnitedHealth Group, Inc.	16,470	467,748
Gilead Sciences, Inc.*	12,900	442,212
Express Scripts, Inc. — Class A*	7,950	373,809
Medco Health Solutions, Inc.*	6,620	364,630
Baxter International, Inc.	8,650	351,536
Celgene Corp.*	6,685	339,732
WellPoint, Inc.*	6,190	302,877
Thermo Fisher Scientific, Inc.*	5,938	291,259
McKesson Corp.	3,932	264,073
Allergan, Inc.	4,460	259,840
Becton Dickinson and Co.	3,380	228,556
Stryker Corp.	4,070	203,744
Genzyme Corp.*	3,868	196,378
Biogen Idec, Inc.*	3,870	183,631
Intuitive Surgical, Inc.*	575	181,481
Cardinal Health, Inc.	5,241	176,150
St. Jude Medical, Inc.*	4,730	170,706
Aetna, Inc.	6,150	162,237
Zimmer Holdings, Inc.*	2,940	158,907
Hospira, Inc.*	2,404	138,110
AmerisourceBergen Corp. — Class A	4,088	129,794
Boston Scientific Corp.*	21,970	127,426
Life Technologies Corp.*	2,640	124,740
CIGNA Corp.	4,002	124,302
Forest Laboratories, Inc.*	4,380	120,143
Laboratory Corp. of America Holdings*	1,510	113,779
Humana, Inc.*	2,460	112,348
Quest Diagnostics, Inc.	2,190	108,996
CR Bard, Inc.	1,380	106,991
DaVita, Inc.*	1,511	94,347
Varian Medical Systems, Inc.*	1,790	93,581
Waters Corp.*	1,350	87,345
Millipore Corp.*	810	86,387
Mylan, Inc.*	4,480	76,339
Cerner Corp.*	990	75,131
DENTSPLY International, Inc.	2,120	63,409
Watson Pharmaceuticals, Inc.*	1,550	62,884
Cephalon, Inc.*	1,090	61,857
CareFusion Corp.*	2,708	61,472
Patterson Companies, Inc.	1,350	38,516
Coventry Health Care, Inc.*	2,140	37,835
PerkinElmer, Inc.	1,708	35,304
King Pharmaceuticals, Inc.*	3,623	27,499
Tenet Healthcare Corp.*	6,313	27,398

Total Health Care		16,333,857

Consumer Staples - 8.2%
Procter & Gamble Co.	41,740	2,503,565

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Consumer Staples - 8.2% (continued)
Coca-Cola Co.	33,434	$1,675,712
Wal-Mart Stores, Inc.	30,120	1,447,868
PepsiCo, Inc.	23,370	1,424,401
Philip Morris International, Inc.	26,830	1,229,887
Kraft Foods, Inc. — Class A	25,274	707,672
Altria Group, Inc.	30,190	605,007
CVS Caremark Corp.	19,720	578,190
Colgate-Palmolive Co.	7,100	559,196
Walgreen Co.	14,180	378,606
Kimberly-Clark Co.	5,990	363,174
Costco Wholesale Corp.	6,389	350,309
General Mills, Inc.	9,606	341,205
Sysco Corp.	8,570	244,845
Archer-Daniels-Midland Co.	9,309	240,358
HJ Heinz Co.	4,580	197,948
Kellogg Co.	3,700	186,110
Kroger Co.	9,370	184,495
Avon Products, Inc.	6,212	164,618
Lorillard, Inc.	2,210	159,076
ConAgra Foods, Inc.	6,462	150,694
Mead Johnson Nutrition Co. — Class A	2,958	148,255
Sara Lee Corp.	9,580	135,078
Dr Pepper Snapple Group, Inc.	3,560	133,108
Reynolds American, Inc.	2,450	127,694
Clorox Co.	2,050	127,428
Coca-Cola Enterprises, Inc.	4,710	121,801
Hershey Co.	2,400	115,032
Safeway, Inc.	5,630	110,686
JM Smucker Co.	1,730	104,181
Campbell Soup Co.	2,710	97,099
Estee Lauder Companies, Inc. — Class A	1,742	97,082
Molson Coors Brewing Co. — Class B	2,280	96,581
Brown-Forman Corp. — Class B	1,570	89,851
Whole Foods Market, Inc.*	2,482	89,402
McCormick & Company, Inc.	1,920	72,883
Tyson Foods, Inc. — Class A	4,430	72,608
Constellation Brands, Inc. — Class A*	2,780	43,424
Hormel Foods Corp.	1,000	40,480
SUPERVALU, Inc.	3,070	33,279
Dean Foods Co.*	2,638	26,565

Total Consumer Staples		15,575,453

Energy - 7.6%
Exxon Mobil Corp.	74,088	4,228,191
Chevron Corp.	29,110	1,975,405
ConocoPhillips	21,570	1,058,871
Schlumberger Ltd.	17,280	956,275
Occidental Petroleum Corp.	11,772	908,210
Apache Corp.	4,890	411,689
Devon Energy Corp.	6,477	394,579
EOG Resources, Inc.	3,664	360,428
Halliburton Co.	13,119	322,071
Marathon Oil Corp.	10,288	319,854
Anadarko Petroleum Corp.	7,173	258,874

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Energy - 7.6% (continued)
Baker Hughes, Inc.	6,210	$258,150
Hess Corp.	4,240	213,442
National Oilwell Varco, Inc.	6,073	200,834
Chesapeake Energy Corp.	9,440	197,768
Southwestern Energy Co.*	5,019	193,934
Spectra Energy Corp.	9,392	188,497
Williams Companies, Inc.	8,469	154,813
Noble Energy, Inc.	2,529	152,575
Peabody Energy Corp.	3,899	152,568
Valero Energy Corp.	8,200	147,436
Murphy Oil Corp.	2,780	137,749
Smith International, Inc.	3,610	135,917
Cameron International Corp.*	3,539	115,088
El Paso Corp.	10,201	113,333
Consol Energy, Inc.	3,262	110,125
Pioneer Natural Resources Co.	1,680	99,876
Range Resources Corp.	2,311	92,787
FMC Technologies, Inc.*	1,760	92,682
Denbury Resources, Inc.*	5,780	84,619
QEP Resources, Inc.*	2,540	78,308
Nabors Industries Ltd.*	4,132	72,806
Diamond Offshore Drilling, Inc.	1,011	62,874
Sunoco, Inc.	1,752	60,917
Helmerich & Payne, Inc.	1,520	55,510
Cabot Oil & Gas Corp.	1,510	47,293
Massey Energy Co.	1,491	40,779
Rowan Companies, Inc.*	1,650	36,201
Tesoro Corp.	2,045	23,865

Total Energy		14,515,193

Industrials - 7.4%
General Electric Co.	154,738	2,231,322
United Technologies Corp.	13,520	877,583
United Parcel Service, Inc. — Class B	14,360	816,940
3M Co.	10,332	816,125
Boeing Co.	11,003	690,438
Caterpillar, Inc.	9,103	546,817
Union Pacific Corp.	7,338	510,064
Emerson Electric Co.	10,923	477,226
Honeywell International, Inc.	11,113	433,740
Deere & Co.	6,148	342,321
Lockheed Martin Corp.	4,520	336,740
General Dynamics Corp.	5,580	326,765
FedEx Corp.	4,543	318,510
Norfolk Southern Corp.	5,370	284,879
Danaher Corp.	7,620	282,854
CSX Corp.	5,640	279,913
Raytheon Co.	5,530	267,597
Northrop Grumman Corp.	4,360	237,358
Illinois Tool Works, Inc.	5,600	231,168
Waste Management, Inc.	7,000	219,030
Precision Castparts Corp.	2,070	213,044
PACCAR, Inc.	5,288	210,833
Cummins, Inc.	2,910	189,528
Eaton Corp.	2,423	158,561
Republic Services, Inc. — Class A	4,699	139,701
CH Robinson Worldwide, Inc.	2,400	133,584

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Industrials - 7.4% (continued)
Parker Hannifin Corp.	2,330	$129,222
Rockwell Collins, Inc.	2,280	121,136
Goodrich Corp.	1,810	119,913
Southwest Airlines Co.	10,793	119,910
ITT Corp.	2,649	118,993
L-3 Communications Holdings, Inc.	1,670	118,303
Dover Corp.	2,708	113,167
Fluor Corp.	2,590	110,075
Expeditors International of Washington, Inc.	3,091	106,670
Rockwell Automation, Inc.	2,060	101,125
Fastenal Co.	1,900	95,361
WW Grainger, Inc.	900	89,505
Stericycle, Inc.*	1,220	80,008
First Solar, Inc.*	700	79,681
Roper Industries, Inc.	1,360	76,106
Flowserve Corp.	810	68,688
Textron, Inc.	3,970	67,371
Pitney Bowes, Inc.	3,008	66,056
Jacobs Engineering Group, Inc.*	1,812	66,029
Quanta Services, Inc.*	3,052	63,024
Iron Mountain, Inc.	2,620	58,845
Pall Corp.	1,690	58,085
Masco Corp.	5,200	55,952
Avery Dennison Corp.	1,600	51,408
Equifax, Inc.	1,828	51,294
Robert Half International, Inc.	2,170	51,104
RR Donnelley & Sons Co.	3,002	49,143
Dun & Bradstreet Corp.	730	48,998
Cintas Corp.	1,908	45,735
Snap-On, Inc.	837	34,242
Ryder System, Inc.	770	30,977

Total Industrials		14,018,767

Consumer Discretionary - 7.2%
McDonald’s Corp.	15,590	1,026,913
Walt Disney Co.	28,393	894,379
Comcast Corp. — Class A	40,900	710,433
Home Depot, Inc.	24,360	683,785
Amazon.com, Inc.*	4,969	542,913
Target Corp.	10,680	525,136
Ford Motor Co.*	49,366	497,609
Time Warner, Inc.	16,510	477,304
DIRECTV — Class A*	13,180	447,066
Lowe’s Companies, Inc.	20,710	422,898
News Corp. — Class A	32,660	390,614
NIKE, Inc. — Class B	5,630	380,307
Viacom, Inc. — Class B	8,800	276,056
Time Warner Cable, Inc. — Class A	5,133	267,327
Yum! Brands, Inc.	6,770	264,301
Starbucks Corp.	10,813	262,756
Johnson Controls, Inc.	9,751	262,009
TJX Companies, Inc.	5,910	247,925
Kohl’s Corp.*	4,460	211,850
Staples, Inc.	10,580	201,549
Carnival Corp.	6,280	189,907

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Consumer Discretionary - 7.2% (continued)
Best Buy Company, Inc.	5,012	$169,706
Coach, Inc.	4,420	161,551
Discovery Communications, Inc. — Class A*	4,340	154,981
Omnicom Group, Inc.	4,450	152,635
Bed Bath & Beyond, Inc.*	3,816	141,497
McGraw-Hill Companies, Inc.	4,580	128,881
CBS Corp. — Class B	9,853	127,399
The Gap, Inc.	6,510	126,685
Priceline.com, Inc.*	680	120,047
Stanley Black & Decker, Inc.	2,330	117,712
Starwood Hotels & Resorts Worldwide, Inc.	2,750	113,933
Mattel, Inc.	5,301	112,169
Marriott International, Inc. — Class A	3,719	111,347
Macy’s, Inc.	6,110	109,369
Whirlpool Corp.	1,090	95,724
O’Reilly Automotive, Inc.*	2,008	95,500
Ross Stores, Inc.	1,770	94,323
Genuine Parts Co.	2,300	90,735
VF Corp.	1,270	90,399
Limited Brands, Inc.	3,911	86,316
Fortune Brands, Inc.	2,200	86,196
AutoZone, Inc.*	430	83,085
Darden Restaurants, Inc.	2,040	79,254
Hasbro, Inc.	1,900	78,090
Apollo Group, Inc. — Class A*	1,830	77,720
Nordstrom, Inc.	2,410	77,578
Wynn Resorts Ltd.	1,000	76,270
Harley-Davidson, Inc.	3,410	75,804
H&R Block, Inc.	4,780	74,998
Family Dollar Stores, Inc.	1,960	73,872
JC Penney Company, Inc.	3,432	73,719
Tiffany & Co.	1,850	70,134
Polo Ralph Lauren Corp. — Class A	950	69,312
International Game Technology	4,321	67,840
CarMax, Inc.*	3,390	67,461
Urban Outfitters, Inc.*	1,880	64,653
Newell Rubbermaid, Inc.	4,041	59,160
Expedia, Inc.	3,000	56,340
Scripps Networks Interactive, Inc. — Class A	1,299	52,402
Wyndham Worldwide Corp.	2,600	52,364
Interpublic Group of Companies, Inc.*	7,091	50,559
DeVry, Inc.	900	47,241
Gannett Co., Inc.	3,440	46,302
Sears Holdings Corp.*	700	45,255
Leggett & Platt, Inc.	2,150	43,129
GameStop Corp. — Class A*	2,208	41,488
DR Horton, Inc.	4,018	39,497
Abercrombie & Fitch Co. — Class A	1,270	38,976
Pulte Group, Inc.*	4,600	38,088
Big Lots, Inc.*	1,170	37,545

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Consumer Discretionary - 7.2% (continued)
Washington Post Co. — Class B	90	$36,943
RadioShack Corp.	1,810	35,313
Goodyear Tire & Rubber Co.*	3,523	35,019
Lennar Corp. — Class A	2,360	32,828
Harman International Industries, Inc.*	1,009	30,159
AutoNation, Inc.*	1,300	25,350
Eastman Kodak Co.*	3,890	16,883
Meredith Corp.	540	16,810
Office Depot, Inc.*	3,989	16,116
New York Times Co. — Class A*	1,688	14,601

Total Consumer Discretionary		13,688,300

Utilities - 2.6%
Southern Co.	11,950	397,696
Exelon Corp.	9,568	363,297
Dominion Resources, Inc.	8,640	334,714
Duke Energy Corp.	19,030	304,480
NextEra Energy, Inc.	6,013	293,194
Public Service Enterprise Group, Inc.	7,336	229,837
American Electric Power Company, Inc.	6,940	224,162
PG&E Corp.	5,402	222,022
Entergy Corp.	2,740	196,239
Consolidated Edison, Inc.	4,093	176,408
PPL Corp.	6,780	169,161
Sempra Energy	3,580	167,508
Progress Energy, Inc.	4,160	163,155
FirstEnergy Corp.	4,410	155,364
Edison International	4,720	149,718
Xcel Energy, Inc.	6,663	137,324
DTE Energy Co.	2,448	111,653
Constellation Energy Group, Inc.	2,920	94,170
AES Corp.*	9,690	89,536
Wisconsin Energy Corp.	1,690	85,751
Ameren Corp.	3,451	82,030
CenterPoint Energy, Inc.	6,040	79,486
NRG Energy, Inc.*	3,700	78,477
Equities Corp.	2,080	75,171
Oneok, Inc.	1,543	66,735
Northeast Utilities	2,554	65,076
SCANA Corp.	1,652	59,076
NiSource, Inc.	4,021	58,305
Pinnacle West Capital Corp.	1,570	57,085
Allegheny Energy, Inc.	2,458	50,832
Pepco Holdings, Inc.	3,233	50,693
Integrys Energy Group, Inc.	1,118	48,901
CMS Energy Corp.	3,330	48,785
TECO Energy, Inc.	3,100	46,717
Nicor, Inc.	663	26,852

Total Utilities		4,959,610

Materials - 2.5%
EI du Pont de Nemours & Co.	13,143	454,616
Newmont Mining Co.	7,132	440,330
Freeport-McMoRan Copper & Gold, Inc. — Class B	6,845	404,745
Dow Chemical Co.	16,741	397,096

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2% (continued)
Materials - 2.5% (continued)
Monsanto Co.	7,910	$365,600
Praxair, Inc.	4,438	337,244
Air Products & Chemicals, Inc.	3,070	198,967
Nucor Corp.	4,560	174,557
Ecolab, Inc.	3,380	151,796
Alcoa, Inc.	14,800	148,888
PPG Industries, Inc.	2,411	145,648
International Paper Co.	6,328	143,203
Weyerhaeuser Co.	3,069	108,029
Cliffs Natural Resources, Inc.	1,958	92,339
Sherwin-Williams Co.	1,330	92,023
Sigma-Aldrich Corp	1,760	87,701
Vulcan Materials Co.	1,848	80,998
United States Steel Co.	2,080	80,184
Airgas, Inc.	1,210	75,262
Ball Corp.	1,340	70,792
CF Industries Holdings, Inc.	1,030	65,353
Allegheny Technologies, Inc.	1,433	63,324
Owens-Illinois, Inc.*	2,390	63,215
FMC Corp.	1,060	60,876
Eastman Chemical Co.	1,050	56,028
MeadWestvaco Corp.	2,480	55,056
Pactiv Corp.*	1,930	53,750
International Flavors & Fragrances, Inc.	1,147	48,656
Sealed Air Corp.	2,310	45,553
Bemis Company, Inc.	1,580	42,660
Titanium Metals Corp.*	1,220	21,460
AK Steel Holding Corp.	1,590	18,953

Total Materials		4,644,902

Telecommunication Services - 2.1%
AT&T, Inc.	85,641	2,071,656
Verizon Communications, Inc.	40,970	1,147,979
American Tower Corp. — Class A*	5,851	260,370
Sprint Nextel Corp.*	43,196	183,151
CenturyLink, Inc.	4,359	145,198
Qwest Communications International, Inc.	21,638	113,600
Windstream Corp.	7,000	73,920
Frontier Communications Corp.	4,520	32,137
MetroPCS Communications, Inc.*	3,780	30,958

Total Telecommunication Services		4,058,969

TOTAL COMMON STOCKS
(Cost $118,505,155)		135,189,069

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 21.5%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$12,296,470	$12,296,470
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	10,386,339	10,386,339
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	10,226,113	10,226,113
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	5,611,011	5,611,011
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	2,387,664	2,387,664

TOTAL REPURCHASE AGREEMENTS
(Cost $40,907,597)		40,907,597

Total Investments - 92.7% (Cost $159,412,752)		$176,096,666
Cash & Other Assets, Less Liabilities - 7.3%		13,886,447

Total Net Assets - 100.0%		$189,983,113

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $153,788)	3	$(6,876)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC July 2010 S&P 500 Index Swap, Terminating 07/30/10††† (Notional Market Value $10,513,644)	10,200	$(35,492)
Goldman Sachs International July 2010 S&P 500 Index Swap, Terminating 07/26/10††† (Notional Market Value $8,614,978)	8,358	(360,146)
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap, Terminating 07/30/10††† (Notional Market Value $35,931,695)	34,861	(362,891)

(Total Notional Market Value $55,060,317)		$(758,529)

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as equity index swap collateral at June 30, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.7%
Information Technology - 28.2%
Salesforce.com, Inc.*	9,540	$818,723
Akamai Technologies, Inc.*	19,477	790,182
Red Hat, Inc.*	25,989	752,122
Cognizant Technology Solutions Corp. — Class A*	14,770	739,386
Apple, Inc.*	2,610	656,493
NetApp, Inc.*	17,472	651,880
eBay, Inc.*	22,280	436,911
Western Digital Corp.*	14,158	427,005
Google, Inc. — Class A*	944	420,033
Broadcom Corp. — Class A	12,589	415,059
Visa, Inc. — Class A	5,317	376,178
Amphenol Corp. — Class A	9,398	369,154
EMC Corp.*	20,160	368,928
QLogic Corp.*	18,023	299,542
Juniper Networks, Inc.*	11,837	270,120
Teradata Corp.*	8,684	264,688
FLIR Systems, Inc.*	8,226	239,294
Citrix Systems, Inc.*	5,663	239,149
Oracle Corp.	10,119	217,154
Corning, Inc.	12,488	201,681
Altera Corp.	7,486	185,728
McAfee, Inc.*	5,397	165,796
BMC Software, Inc.*	4,737	164,042
Autodesk, Inc.*	6,360	154,930
Adobe Systems, Inc.*	5,853	154,695
Microsoft Corp.	6,415	147,609
International Business Machines Corp.	1,105	136,445
NVIDIA Corp.*	9,268	94,626

Total Information Technology		10,157,553

Consumer Discretionary - 21.2%
Amazon.com, Inc.*	5,408	590,878
Wynn Resorts Ltd.	7,426	566,381
Priceline.com, Inc.*	3,140	554,336
Viacom, Inc. — Class B	15,994	501,732
Coach, Inc.	12,859	469,996
Starbucks Corp.	17,256	419,321
Nordstrom, Inc.	12,001	386,312
Urban Outfitters, Inc.*	10,800	371,412
DIRECTV — Class A*	10,532	357,245
Best Buy Company, Inc.	10,523	356,309
Tiffany & Co.	7,798	295,622
CarMax, Inc.*	14,060	279,794
Ross Stores, Inc.	5,228	278,600
O’Reilly Automotive, Inc.*	5,386	256,158
Bed Bath & Beyond, Inc.*	6,285	233,048
AutoZone, Inc.*	1,148	221,817
Polo Ralph Lauren Corp. — Class A	2,895	211,219
Expedia, Inc.	11,087	208,214
Abercrombie & Fitch Co. — Class A	6,778	208,017
Hasbro, Inc.	4,878	200,486
TJX Companies, Inc.	4,383	183,867
Starwood Hotels & Resorts Worldwide, Inc.	4,332	179,475
Wyndham Worldwide Corp.	7,631	153,688

		Market
	Shares	Value
COMMON STOCKS(a) - 99.7% (continued)
Consumer Discretionary - 21.2% (continued)
Kohl’s Corp.*	3,080	$146,300

Total Consumer Discretionary		7,630,227

Energy - 15.2%
Denbury Resources, Inc.*	32,033	468,963
Cameron International Corp.*	14,248	463,345
Rowan Companies, Inc.*	18,320	401,941
National Oilwell Varco, Inc.	11,309	373,989
FMC Technologies, Inc.*	6,729	354,349
Southwestern Energy Co.*	8,649	334,197
Massey Energy Co.	11,040	301,944
Baker Hughes, Inc.	7,008	291,322
Range Resources Corp.	7,111	285,507
Pioneer Natural Resources Co.	4,795	285,063
Schlumberger Ltd.	4,950	273,933
EOG Resources, Inc.	2,762	271,698
Diamond Offshore Drilling, Inc.	4,240	263,686
Peabody Energy Corp.	6,539	255,871
Anadarko Petroleum Corp.	7,076	255,373
Occidental Petroleum Corp.	2,875	221,806
Helmerich & Payne, Inc.	5,465	199,582
Noble Energy, Inc.	2,670	161,081

Total Energy		5,463,650

Health Care - 14.0%
Intuitive Surgical, Inc.*	2,060	650,177
CIGNA Corp.	14,516	450,867
Mylan, Inc.*	24,710	421,058
Cerner Corp.*	4,080	309,631
Biogen Idec, Inc.*	5,968	283,182
Watson Pharmaceuticals, Inc.*	6,525	264,719
DaVita, Inc.*	4,127	257,690
Express Scripts, Inc. — Class A*	5,352	251,651
Allergan, Inc.	4,288	249,819
Life Technologies Corp.*	5,025	237,431
Waters Corp.*	3,358	217,263
Millipore Corp.*	1,984	211,594
Celgene Corp.*	4,154	211,106
Gilead Sciences, Inc.*	6,045	207,223
Hospira, Inc.*	3,180	182,691
Medco Health Solutions, Inc.*	3,175	174,879
St. Jude Medical, Inc.*	4,333	156,378
Laboratory Corp. of America Holdings*	2,075	156,351
Zimmer Holdings, Inc.*	2,605	140,800

Total Health Care		5,034,510

Financials - 7.5%
Ventas, Inc.	10,615	498,374
ProLogis	43,567	441,334
IntercontinentalExchange, Inc.*	3,876	438,104
CB Richard Ellis Group, Inc. — Class A*	23,626	321,550
Invesco Ltd.	14,380	242,015
CME Group, Inc. — Class A	715	201,308
Hudson City Bancorp, Inc.	16,154	197,725
American Express Co.	4,815	191,156
Janus Capital Group, Inc.	18,232	161,900

Total Financials		2,693,466

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.7% (continued)
Industrials - 6.5%
Precision Castparts Corp.	3,705	$381,319
Flowserve Corp.	4,446	377,021
First Solar, Inc.*	1,936	220,375
Caterpillar, Inc.	3,630	218,054
Goodrich Corp.	3,254	215,577
Stericycle, Inc.*	2,984	195,691
Honeywell International, Inc.	4,610	179,928
ITT Corp.	3,531	158,612
Danaher Corp.	3,814	141,576
WW Grainger, Inc.	1,390	138,235
United Technologies Corp.	2,070	134,364

Total Industrials		2,360,752

Materials - 5.1%
Cliffs Natural Resources, Inc.	10,116	477,071
CF Industries Holdings, Inc.	5,830	369,914
Freeport-McMoRan Copper & Gold, Inc. — Class B	5,256	310,787
MeadWestvaco Corp.	10,420	231,324
Newmont Mining Co.	3,199	197,506
FMC Corp.	2,491	143,058
Praxair, Inc.	1,690	128,423

Total Materials		1,858,083

Consumer Staples - 2.0%
Whole Foods Market, Inc.*	15,575	561,011

		Market
	Shares	Value
COMMON STOCKS(a) - 99.7% (continued)
Consumer Staples - 2.0% (continued)
Avon Products, Inc.	5,767	$152,826

Total Consumer Staples		713,837

TOTAL COMMON STOCKS
(Cost $34,963,369)		35,912,078

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 0.7%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	84,020	84,020
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	70,968	70,968
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	51,266	51,266
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	38,339	38,339
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	16,315	16,315

TOTAL REPURCHASE AGREEMENTS
(Cost $260,908)		260,908

Total Investments - 100.4% (Cost $35,224,277)		$36,172,986
Liabilities, Less Cash & Other Assets - (0.4)%		(146,652)

Total Net Assets - 100.0%		$36,026,334

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9%
Financials - 27.5%
Huntington Bancshares, Inc.	85,007	$470,939
Zions Bancorp	19,041	410,714
SunTrust Banks, Inc.	14,647	341,275
Genworth Financial, Inc. — Class A*	25,117	328,279
Assurant, Inc.	7,586	263,234
Bank of America Corp.	17,038	244,836
Citigroup, Inc.*	62,305	234,267
Lincoln National Corp.	8,635	209,744
Capital One Financial Corp.	5,109	205,893
American International Group, Inc.*	5,862	201,887
KeyCorp	25,481	195,949
Unum Group	8,260	179,242
MetLife, Inc.	4,720	178,227
Comerica, Inc.	4,439	163,488
Host Hotels & Resorts, Inc.	10,259	138,291
E*Trade Financial Corp.*	10,964	129,595
NASDAQ OMX Group, Inc.*	7,165	127,394
Cincinnati Financial Corp.	4,655	120,425
Marshall & Ilsley Corp.	16,624	119,360
Morgan Stanley	4,898	113,683
Kimco Realty Corp.	7,615	102,346
BB&T Corp	3,717	97,794
Regions Financial Corp.	13,908	91,515
Allstate Corp.	2,822	81,076
Travelers Companies, Inc.	1,495	73,629
Discover Financial Services	5,055	70,669

Total Financials		4,893,751

Utilities - 15.6%
Integrys Energy Group, Inc.	8,640	377,914
Pepco Holdings, Inc.	17,562	275,372
NiSource, Inc.	15,867	230,071
Oneok, Inc.	4,985	215,601
Ameren Corp.	7,348	174,662
CMS Energy Corp.	10,175	149,064
DTE Energy Co.	3,023	137,879
CenterPoint Energy, Inc.	9,272	122,020
Northeast Utilities	4,611	117,488
Edison International	3,361	106,611
Nicor, Inc.	2,587	104,774
Pinnacle West Capital Corp.	2,698	98,099
American Electric Power Company, Inc.	2,890	93,347
Consolidated Edison, Inc.	2,149	92,622
SCANA Corp.	2,455	87,791
Xcel Energy, Inc.	4,167	85,882
Constellation Energy Group, Inc.	2,530	81,592
Progress Energy, Inc.	1,924	75,459
Duke Energy Corp.	4,628	74,048
Allegheny Energy, Inc.	3,508	72,545

Total Utilities		2,772,841

Energy - 13.6%
Sunoco, Inc.	14,601	507,677
Valero Energy Corp.	27,548	495,313
Tesoro Corp.	42,139	491,762
Marathon Oil Corp.	8,090	251,518

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9% (continued)
Energy - 13.6% (continued)
Smith International, Inc.	5,506	$207,301
Hess Corp.	2,656	133,703
Chesapeake Energy Corp.	4,976	104,247
ConocoPhillips	1,695	83,207
Williams Companies, Inc.	4,300	78,604
Chevron Corp.	1,146	77,768

Total Energy		2,431,100

Health Care - 11.2%
Cardinal Health, Inc.	10,590	355,930
AmerisourceBergen Corp. — Class A	10,755	341,471
Humana, Inc.*	6,530	298,225
McKesson Corp.	4,165	279,721
Coventry Health Care, Inc.*	13,221	233,747
WellPoint, Inc.*	2,878	140,821
Tenet Healthcare Corp.*	31,408	136,311
Aetna, Inc.	4,534	119,607
CareFusion Corp.*	3,961	89,915

Total Health Care		1,995,748

Consumer Discretionary - 8.6%
Sears Holdings Corp.*	5,041	325,901
Whirlpool Corp.	2,581	226,663
Interpublic Group of Companies, Inc.*	21,569	153,787
Goodyear Tire & Rubber Co.*	15,452	153,593
JC Penney Company, Inc.	6,700	143,916
AutoNation, Inc.*	7,129	139,016
Big Lots, Inc.*	4,010	128,681
Eastman Kodak Co.*	22,441	97,394
Comcast Corp. — Class A	4,909	85,269
Fortune Brands, Inc.	1,980	77,576

Total Consumer Discretionary		1,531,796

Consumer Staples - 8.4%
Tyson Foods, Inc. — Class A	23,503	385,214
Safeway, Inc.	14,331	281,748
Kroger Co.	13,161	259,140
Archer-Daniels-Midland Co.	7,470	192,875
Dean Foods Co.*	14,030	141,282
CVS Caremark Corp.	4,440	130,181
Costco Wholesale Corp.	1,917	105,109

Total Consumer Staples		1,495,549

Industrials - 6.2%
Jacobs Engineering Group, Inc.*	4,694	171,049
Ryder System, Inc.	3,908	157,219
Fluor Corp.	3,416	145,180
Textron, Inc.	7,593	128,853
Southwest Airlines Co.	8,855	98,379
Eaton Corp.	1,376	90,046
Snap-On, Inc.	2,051	83,906
L-3 Communications Holdings, Inc.	1,170	82,883
RR Donnelley & Sons Co.	4,866	79,657
Avery Dennison Corp.	2,018	64,838

Total Industrials		1,102,010

Materials - 3.1%
United States Steel Co.	7,451	287,236

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P 500 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9% (continued)
Materials - 3.1% (continued)
Alcoa, Inc.	17,655	$177,609
Dow Chemical Co.	3,456	81,977

Total Materials		546,822

Telecommunication Services - 2.9%
Sprint Nextel Corp.*	70,721	299,857
MetroPCS Communications, Inc.*	16,891	138,337
CenturyLink, Inc.	2,323	77,379

Total Telecommunication Services		515,573

Information Technology - 1.8%
Xerox Corp.	24,265	195,091
Lexmark International, Inc. — Class A*	3,665	121,055

Total Information Technology		316,146

TOTAL COMMON STOCKS
(Cost $15,361,040)		17,601,336

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 0.9%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$51,449	$51,449
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	43,457	43,457
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	31,392	31,392
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	23,477	23,477
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	9,990	9,990

TOTAL REPURCHASE AGREEMENTS
(Cost $159,765)		159,765

Total Investments - 99.8% (Cost $15,520,805)		$17,761,101
Cash & Other Assets, Less Liabilities - 0.2%		28,989

Total Net Assets - 100.0%		$17,790,090

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P MidCap 400 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Consumer Discretionary - 29.8%
Netflix, Inc.*	11,475	$1,246,759
Aeropostale, Inc.*	28,825	825,548
Cheesecake Factory, Inc.*	29,644	659,875
Guess?, Inc.	18,281	571,098
Chipotle Mexican Grill, Inc. — Class A*	4,165	569,813
LKQ Corp.*	27,039	521,312
Panera Bread Co. — Class A*	6,406	482,308
Fossil, Inc.*	13,565	470,705
Life Time Fitness, Inc.*	14,532	461,972
Bally Technologies, Inc.*	14,205	460,100
Tupperware Brands Corp.	11,421	455,127
Dress Barn, Inc.*	16,656	396,579
Under Armour, Inc. — Class A*	11,806	391,133
J Crew Group, Inc.*	10,061	370,345
Warnaco Group, Inc.*	9,262	334,729
Williams-Sonoma, Inc.	11,779	292,355
Collective Brands, Inc.*	16,930	267,494
WMS Industries, Inc.*	6,233	244,645
Sotheby’s	9,910	226,642
Dollar Tree, Inc.*	5,336	222,138
Chico’s FAS, Inc.	21,552	212,934
Gentex Corp.	11,660	209,647
Lamar Advertising Co. — Class A*	8,515	208,788
DreamWorks Animation SKG, Inc. — Class A*	6,598	188,373
ITT Educational Services, Inc.*	2,044	169,693
Strayer Education, Inc.	792	164,649

Total Consumer Discretionary		10,624,761

Information Technology - 21.1%
Solera Holdings, Inc.	15,141	548,104
F5 Networks, Inc.*	7,876	540,057
Equinix, Inc.*	6,419	521,351
CommScope, Inc.*	20,546	488,378
Advent Software, Inc.*	10,365	486,740
Polycom, Inc.*	14,941	445,092
Sybase, Inc.*	6,361	411,302
Cree, Inc.*	6,793	407,784
ANSYS, Inc.*	9,741	395,192
Itron, Inc.*	5,630	348,047
Factset Research Systems, Inc.	5,170	346,338
TIBCO Software, Inc.*	28,348	341,877
Informatica Corp.*	13,880	331,454
Rovi Corp.*	8,735	331,144
ValueClick, Inc.*	20,268	216,665
Gartner, Inc.*	9,039	210,157
Global Payments, Inc.	5,303	193,772
Alliance Data Systems Corp.*	3,076	183,084
MICROS Systems, Inc.*	5,740	182,934
Semtech Corp.*	9,710	158,953
Silicon Laboratories, Inc.*	3,616	146,665
NeuStar, Inc. — Class A*	6,446	132,917
Broadridge Financial Solutions, Inc.	6,695	127,540

Total Information Technology		7,495,547

Health Care - 12.7%
Community Health Systems, Inc.*	23,319	788,415
United Therapeutics Corp.*	9,775	477,118

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Health Care - 12.7% (continued)
Lincare Holdings, Inc.	14,561	$473,378
WellCare Health Plans, Inc.*	19,846	471,144
Mednax, Inc.*	7,875	437,929
IDEXX Laboratories, Inc.*	6,915	421,123
Kinetic Concepts, Inc.*	6,729	245,676
Edwards Lifesciences Corp.*	4,190	234,724
Masimo Corp.	9,605	228,695
Mettler-Toledo International, Inc.*	2,025	226,051
Medicis Pharmaceutical Corp. — Class A	9,292	203,309
ResMed, Inc.*	2,875	174,829
Covance, Inc.*	2,944	151,086

Total Health Care		4,533,477

Industrials - 9.9%
Bucyrus International, Inc. — Class A	15,314	726,649
Joy Global, Inc.	9,553	478,510
BE Aerospace, Inc.*	17,999	457,715
Thomas & Betts Corp.*	11,266	390,930
Gardner Denver, Inc.	6,110	272,445
Kirby Corp.*	6,709	256,619
FTI Consulting, Inc.*	5,332	232,422
Valmont Industries, Inc.	3,120	226,699
AMETEK, Inc.	4,775	191,716
Nordson Corp.	2,505	140,480
Oshkosh Corp.*	4,330	134,923

Total Industrials		3,509,108

Energy - 6.7%
Oceaneering International, Inc.*	11,189	502,386
Atwood Oceanics, Inc.*	19,188	489,678
Bill Barrett Corp.*	14,897	458,381
Quicksilver Resources, Inc.*	37,361	410,971
Superior Energy Services, Inc.*	21,029	392,611
Plains Exploration & Production Co.*	5,603	115,478

Total Energy		2,369,505

Financials - 6.4%
Jones Lang LaSalle, Inc.	10,154	666,509
SL Green Realty Corp.	10,508	578,360
Waddell & Reed Financial, Inc. — Class A	13,640	298,443
AmeriCredit Corp.*	15,390	280,406
MSCI, Inc. — Class A*	8,714	238,764
Affiliated Managers Group, Inc.*	3,877	235,605

Total Financials		2,298,087

Materials - 5.9%
NewMarket Corp.	6,957	607,485
Reliance Steel & Aluminum Co.	15,361	555,300
Steel Dynamics, Inc.	35,397	466,887
Lubrizol Corp.	3,071	246,632
Greif, Inc. — Class A	4,252	236,156

Total Materials		2,112,460

Consumer Staples - 4.9%
Green Mountain Coffee Roasters, Inc.*	36,897	948,253
NBTY, Inc.*	12,160	413,561

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P MidCap 400 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Consumer Staples - 4.9% (continued)
Hansen Natural Corp.*	9,662	$377,881

Total Consumer Staples		1,739,695

Telecommunication Services - 1.7%
tw telecom, Inc.*	19,750	329,430
Syniverse Holdings, Inc.*	13,299	271,965

Total Telecommunication Services		601,395

TOTAL COMMON STOCKS
(Cost $28,444,459)		35,284,035

		Market
	Shares	Value
WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	18	$1

Total Consumer Disretionary		1

TOTAL WARRANTS
(Cost $–)		1

Total Investments - 99.1% (Cost $28,444,459)		$35,284,036
Cash & Other Assets, Less Liabilities - 0.9%		312,172

Total Net Assets - 100.0%		$35,596,208

*	Non-income producing security

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P MidCap 400 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.5%
Industrials - 19.4%
Terex Corp.*	48,675	$912,169
KBR, Inc.	35,177	715,500
Trinity Industries, Inc.	38,493	682,096
Manpower, Inc.	14,126	609,961
URS Corp.*	14,811	582,813
AGCO Corp.*	17,042	459,623
Shaw Group, Inc.*	13,384	458,000
Alaska Air Group, Inc.*	9,537	428,688
Timken Co.	16,399	426,210
Con-way, Inc.	12,501	375,280
JetBlue Airways Corp.*	64,706	355,236
Granite Construction, Inc.	12,475	294,160
Aecom Technology Corp.*	12,176	280,779
Alexander & Baldwin, Inc.	8,975	267,275
Brink’s Co.	12,653	240,787
GATX Corp.	6,939	185,133

Total Industrials		7,273,710

Financials - 15.3%
Cathay General Bancorp	114,246	1,180,161
Associated Banc-Corp.	55,466	680,013
Astoria Financial Corp.	36,928	508,129
Unitrin, Inc.	19,357	495,539
Synovus Financial Corp.	169,479	430,477
American Financial Group, Inc.	13,106	358,056
Reinsurance Group of America, Inc. — Class A	6,834	312,382
Hospitality Properties Trust	13,960	294,556
Old Republic International Corp.	23,375	283,539
Protective Life Corp.	12,655	270,691
StanCorp Financial Group, Inc.	6,506	263,753
Wilmington Trust Corp.	23,176	257,022
Hanover Insurance Group, Inc.	5,360	233,160
HCC Insurance Holdings, Inc.	7,550	186,938

Total Financials		5,754,416

Consumer Discretionary - 13.9%
Foot Locker, Inc.	77,800	981,836
Regis Corp.	47,879	745,476
Saks, Inc.*	93,103	706,652
Rent-A-Center, Inc.*	28,858	584,663
Boyd Gaming Corp.*	51,559	437,736
Barnes & Noble, Inc.	33,386	430,679
Brinker International, Inc.	20,612	298,049
Scholastic Corp.	11,730	282,928
Bob Evans Farms, Inc.	11,420	281,160
Harte-Hanks, Inc.	22,786	238,114
Coldwater Creek, Inc.*	68,019	228,544

Total Consumer Discretionary		5,215,837

Health Care - 9.9%
Kindred Healthcare, Inc.*	81,379	1,044,906
Health Net, Inc.*	36,464	888,628
Owens & Minor, Inc.	24,242	687,988
Omnicare, Inc.	26,033	616,982
LifePoint Hospitals, Inc.*	14,638	459,633

Total Health Care		3,698,137

Information Technology - 9.7%
Tech Data Corp.*	19,408	691,313

		Market
	Shares	Value
COMMON STOCKS(a) - 98.5% (continued)
Information Technology - 9.7% (continued)
Ingram Micro, Inc. — Class A*	42,803	$650,178
NCR Corp.*	43,493	527,135
Arrow Electronics, Inc.*	23,118	516,687
CoreLogic, Inc.	18,732	330,807
Avnet, Inc.*	10,821	260,895
SRA International, Inc. — Class A*	11,976	235,568
Diebold, Inc.	8,545	232,851
Convergys Corp.*	21,412	210,052

Total Information Technology		3,655,486

Utilities - 9.6%
N.V. Energy, Inc.	32,516	384,014
Dynegy, Inc. — Class A*	98,984	381,088
PNM Resources, Inc.	33,945	379,505
UGI Corp.	14,378	365,776
Atmos Energy Corp.	13,448	363,634
Hawaiian Electric Industries, Inc.	15,274	347,942
Alliant Energy Corp.	9,780	310,417
Great Plains Energy, Inc.	18,189	309,577
WGL Holdings, Inc.	7,859	267,442
Black Hills Corp.	9,084	258,621
Westar Energy, Inc.	11,278	243,718

Total Utilities		3,611,734

Consumer Staples - 8.2%
BJ’s Wholesale Club, Inc.*	22,494	832,503
Smithfield Foods, Inc.*	50,102	746,520
Ruddick Corp.	17,888	554,349
Universal Corp.	9,183	364,381
Corn Products International, Inc.	11,665	353,450
Ralcorp Holdings, Inc.*	4,067	222,872

Total Consumer Staples		3,074,075

Energy - 6.2%
Frontier Oil Corp.	77,930	1,048,158
Overseas Shipholding Group, Inc.	17,622	652,719
Patriot Coal Corp.*	34,487	405,222
Patterson-UTI Energy, Inc.	16,695	214,865

Total Energy		2,320,964

Materials - 5.4%
Ashland, Inc.	19,804	919,302
Commercial Metals Co.	37,483	495,525
Worthington Industries, Inc.	25,597	329,177
Cytec Industries, Inc.	7,234	289,288

Total Materials		2,033,292

Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.	10,770	327,300

TOTAL COMMON STOCKS
(Cost $34,709,730)		36,964,951

WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	176	8

Total Consumer Discretionary		8

TOTAL WARRANTS
(Cost $–)		8

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P MidCap 400 Pure Value Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 0.6%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$75,019	$75,019
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	63,366	63,366
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	45,774	45,774

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 0.6%
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	$34,232	$34,232
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	14,567	14,567

TOTAL REPURCHASE AGREEMENTS
(Cost $232,958)		232,958

Total Investments - 99.1% (Cost $34,942,688)		$37,197,917
Cash & Other Assets, Less Liabilities - 0.9%		352,644

Total Net Assets - 100.0%		$37,550,561

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P SmallCap 600 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Information Technology - 29.2%
Cybersource Corp.*	11,622	$296,710
Perficient, Inc.*	30,374	270,632
Wright Express Corp.*	8,787	260,974
Radiant Systems, Inc.*	16,301	235,712
MicroStrategy, Inc. — Class A*	3,080	231,277
Ebix, Inc.*	14,541	228,003
TriQuint Semiconductor, Inc.*	36,688	224,164
Blue Coat Systems, Inc.*	10,749	219,602
comScore, Inc.*	13,306	219,150
Netscout Systems, Inc.*	14,837	210,982
Interactive Intelligence, Inc.*	12,184	200,183
CommVault Systems, Inc.*	8,757	197,033
Diodes, Inc.*	12,295	195,122
Hittite Microwave Corp.*	3,964	177,349
Smith Micro Software, Inc.*	17,926	170,476
TTM Technologies, Inc.*	17,906	170,107
Blackbaud, Inc.	7,605	165,561
Synaptics, Inc.*	5,823	160,133
Novatel Wireless, Inc.*	26,359	151,301
Sigma Designs, Inc.*	14,990	150,050
Concur Technologies, Inc.*	3,241	138,326
Skyworks Solutions, Inc.*	8,079	135,646
Manhattan Associates, Inc.*	4,832	133,122
Taleo Corp. — Class A*	5,463	132,696
Compellent Technologies, Inc.*	10,658	129,175
Tessera Technologies, Inc.*	7,883	126,522
Stratasys, Inc.*	4,760	116,906
Epicor Software Corp.*	14,179	113,290
CSG Systems International, Inc.*	6,104	111,886
JDA Software Group, Inc.*	5,090	111,878
Mercury Computer Systems, Inc.*	9,382	110,051
Veeco Instruments, Inc.*	3,179	108,976
TeleTech Holdings, Inc.*	7,890	101,702
j2 Global Communications, Inc.*	4,621	100,923
DealerTrack Holdings, Inc.*	5,935	97,631
Tyler Technologies, Inc.*	6,268	97,279
Websense, Inc.*	4,999	94,481
Kopin Corp.*	24,691	83,702
Netgear, Inc.*	4,633	82,653
Pericom Semiconductor Corp.*	8,471	81,322
MAXIMUS, Inc.	1,245	72,048
Stamps.com, Inc.*	6,037	61,879
Cymer, Inc.*	1,812	54,432
FARO Technologies, Inc.*	2,801	52,407
Knot, Inc.*	5,100	39,678

Total Information Technology		6,623,132

Consumer Discretionary - 23.2%
CROCS, Inc.*	28,492	301,445
Deckers Outdoor Corp.*	1,901	271,596
Lumber Liquidators Holdings, Inc.*	11,248	262,416
Coinstar, Inc.*	5,539	238,011
True Religion Apparel, Inc.*	10,426	230,102
Cracker Barrel Old Country Store, Inc.	4,715	219,530
Texas Roadhouse, Inc. — Class A*	17,233	217,480
Iconix Brand Group, Inc.*	14,850	213,395
BJ’s Restaurants, Inc.*	9,030	213,108

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Consumer Discretionary - 23.2% (continued)
Sturm Ruger & Company, Inc.	14,012	$200,792
Jos A. Bank Clothiers, Inc.*	3,692	199,331
Blue Nile, Inc.*	3,835	180,552
Buffalo Wild Wings, Inc.*	4,775	174,670
Volcom, Inc.*	9,175	170,380
National Presto Industries, Inc.	1,831	170,027
NutriSystem, Inc.	7,371	169,091
CEC Entertainment, Inc.*	4,782	168,613
HSN, Inc.*	6,624	158,976
PF Chang’s China Bistro, Inc.	3,876	153,683
Gymboree Corp.*	3,457	147,649
Zumiez, Inc.*	9,076	146,214
California Pizza Kitchen, Inc.*	9,141	138,486
Peet’s Coffee & Tea, Inc.*	3,270	128,413
Buckle, Inc.	3,615	117,198
Big 5 Sporting Goods Corp.	7,844	103,070
Capella Education Co.*	1,132	92,088
Monro Muffler Brake, Inc.	2,323	91,828
Polaris Industries, Inc.	1,633	89,194
Hibbett Sports, Inc.*	3,526	84,483
Interval Leisure Group, Inc.*	6,390	79,556
Arbitron, Inc.	2,708	69,406
Universal Electronics, Inc.*	3,198	53,183

Total Consumer Discretionary		5,253,966

Health Care - 17.8%
Odyssey HealthCare, Inc.*	10,435	278,823
American Medical Systems Holdings, Inc.*	10,968	242,612
Hi-Tech Pharmacal Company, Inc.*	9,983	228,711
Quality Systems, Inc.	3,718	215,607
HMS Holdings Corp.*	3,863	209,452
Salix Pharmaceuticals Ltd.*	5,029	196,282
Catalyst Health Solutions, Inc.*	5,167	178,261
Regeneron Pharmaceuticals, Inc.*	7,695	171,752
Cooper Companies, Inc.	4,240	168,710
IPC The Hospitalist Company, Inc.*	6,718	168,622
Natus Medical, Inc.*	9,253	150,731
Align Technology, Inc.*	10,070	149,741
Healthways, Inc.*	12,263	146,175
Integra LifeSciences Holdings Corp.*	3,534	130,758
Amedisys, Inc.*	2,973	130,723
RehabCare Group, Inc.*	5,920	128,938
Air Methods Corp.*	4,224	125,664
Cubist Pharmaceuticals, Inc.*	5,763	118,718
Par Pharmaceutical Companies, Inc.*	4,318	112,095
Bio-Reference Labs, Inc.*	5,000	110,850
Cantel Medical Corp.	5,321	88,861
LHC Group, Inc.*	3,179	88,217
Abaxis, Inc.*	4,044	86,663
Dionex Corp.*	1,011	75,279
Neogen Corp.*	2,871	74,790
Genoptix, Inc.*	4,141	71,225
Enzo Biochem, Inc.*	17,464	71,078
Almost Family, Inc.*	1,798	62,804

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P SmallCap 600 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Health Care - 17.8% (continued)
Zoll Medical Corp.*	2,205	$59,755

Total Health Care		4,041,897

Financials - 7.6%
World Acceptance Corp.*	4,967	190,286
Portfolio Recovery Associates, Inc.*	2,737	182,777
DiamondRock Hospitality Co.*	18,031	148,215
optionsXpress Holdings, Inc.*	9,378	147,610
Medical Properties Trust, Inc.	14,332	135,294
Signature Bank *	3,341	126,991
Stifel Financial Corp.*	2,747	119,192
eHealth, Inc.*	10,165	115,576
Cash America International, Inc.	3,110	106,580
First Cash Financial Services, Inc.*	4,813	104,923
Tower Group, Inc.	4,853	104,485
Forestar Group, Inc.*	5,744	103,162
Acadia Realty Trust	4,521	76,043
TradeStation Group, Inc.*	8,441	56,977

Total Financials		1,718,111

Consumer Staples - 7.0%
Medifast, Inc.*	11,490	297,706
Andersons, Inc.	8,905	290,214
TreeHouse Foods, Inc.*	5,030	229,670
Darling International, Inc.*	25,524	191,685
Boston Beer Company, Inc. — Class A*	2,455	165,590
Cal-Maine Foods, Inc.	4,793	153,040
Sanderson Farms, Inc.	2,768	140,448
Calavo Growers, Inc.	6,111	109,754

Total Consumer Staples		1,578,107

Industrials - 6.2%
Dolan Co.*	33,327	370,596
Baldor Electric Co.	6,686	241,231
AZZ, Inc.	5,197	191,094
Stanley, Inc.*	4,110	153,632
Allegiant Travel Co. — Class A	2,488	106,213
GenCorp, Inc.*	20,262	88,747
Heidrick & Struggles International, Inc.	3,438	78,455
AAON, Inc.	3,106	72,401
SYKES Enterprises, Inc.*	3,629	51,641
Tetra Tech, Inc.*	2,005	39,318

Total Industrials		1,393,328

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Energy - 5.7%
Oil States International, Inc.*	5,487	$217,175
Superior Well Services, Inc.*	12,630	211,174
Tetra Technologies, Inc.*	20,684	187,811
Dril-Quip, Inc.*	3,758	165,427
Gulf Island Fabrication, Inc.	7,979	123,834
SM Energy Co.	3,031	121,725
Hornbeck Offshore Services, Inc.*	8,265	120,669
Lufkin Industries, Inc.	1,950	76,031
CARBO Ceramics, Inc.	1,039	75,005

Total Energy		1,298,851

Materials - 1.5%
Balchem Corp.	6,668	166,700
Schweitzer-Mauduit International, Inc.	2,038	102,817
AMCOL International Corp.	2,995	70,383

Total Materials		339,900

Telecommunication Services - 0.9%
NTELOS Holdings Corp.	6,340	109,048
Cbeyond, Inc.*	6,817	85,212

Total Telecommunication Services		194,260

TOTAL COMMON STOCKS
(Cost $20,501,466)		22,441,552

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 0.7%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	53,568	53,568
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	45,247	45,247
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	32,685	32,685
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	24,444	24,444
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	10,401	10,401

TOTAL REPURCHASE AGREEMENTS
(Cost $166,345)		166,345

Total Investments - 99.8% (Cost $20,667,811)		$22,607,897
Cash & Other Assets, Less Liabilities - 0.2%		37,562

Total Net Assets - 100.0%		$22,645,459

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P Small Cap 600 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9%
Consumer Discretionary - 26.0%
Quiksilver, Inc.*	492,730	$1,823,101
Tuesday Morning Corp.*	304,882	1,216,479
Jakks Pacific, Inc.*	53,209	765,145
Perry Ellis International, Inc.*	33,459	675,872
Arctic Cat, Inc.*	71,715	653,323
Fred’s, Inc. — Class A	52,515	580,816
Ruby Tuesday, Inc.*	60,387	513,289
Red Robin Gourmet Burgers, Inc.*	27,112	465,242
Cabela’s, Inc.*	31,832	450,104
PEP Boys-Manny Moe & Jack	48,912	433,360
Group 1 Automotive, Inc.*	17,347	408,175
Audiovox Corp. — Class A*	53,719	394,835
Brown Shoe Company, Inc.	25,993	394,574
Landry’s Restaurants, Inc.*	15,237	372,697
Movado Group, Inc.*	33,407	356,787
Finish Line, Inc. — Class A	23,554	328,107
Standard Motor Products, Inc.	39,584	319,443
Callaway Golf Co.	50,342	304,066
CKE Restaurants, Inc.	24,073	301,635
HOT Topic, Inc.	57,922	294,244
Blyth, Inc.	8,577	292,218
Live Nation Entertainment, Inc.*	22,315	233,192
Christopher & Banks Corp.	33,404	206,771
Haverty Furniture Companies, Inc.	16,614	204,186
Stage Stores, Inc.	18,060	192,881
Lithia Motors, Inc. — Class A	29,472	182,137
Nautilus, Inc.*	119,475	181,602
MarineMax, Inc.*	25,400	176,276
Superior Industries International, Inc.	12,148	163,269
K-Swiss, Inc. — Class A*	14,013	157,366
O’Charleys, Inc.*	29,613	156,949
Zale Corp.*	94,205	148,844

Total Consumer Discretionary		13,346,985

Industrials - 22.4%
NCI Building Systems, Inc.*	95,772	801,612
Kelly Services, Inc. — Class A*	50,330	748,407
CDI Corp.	45,356	704,379
Bowne & Company, Inc.	59,454	667,074
Lydall, Inc.*	86,971	664,458
Volt Information Sciences, Inc.*	73,645	618,618
Federal Signal Corp.	81,400	491,656
Skywest, Inc.	37,271	455,452
Viad Corp.	21,222	374,568
EMCOR Group, Inc.*	15,873	367,777
Ceradyne, Inc.*	16,711	357,114
ABM Industries, Inc.	16,147	338,280
Dycom Industries, Inc.*	39,030	333,706
EnPro Industries, Inc.*	10,835	305,005
United Stationers, Inc.*	5,560	302,853
SFN Group, Inc.*	53,817	293,841
Lawson Products, Inc.	17,302	293,788
Mueller Industries, Inc.	10,972	269,911
Cascade Corp.	6,841	243,608
School Specialty, Inc.*	12,954	234,079
Gibraltar Industries, Inc.*	22,895	231,239
Arkansas Best Corp.	10,799	224,079

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9% (continued)
Industrials - 22.4% (continued)
Standex International Corp.	8,725	$221,179
Standard Register Co.	62,027	194,765
Griffon Corp.*	17,527	193,849
Universal Forest Products, Inc.	6,360	192,772
Comfort Systems USA, Inc.	19,896	192,195
Encore Wire Corp.	10,421	189,558
Moog, Inc. — Class A*	5,770	185,967
Apogee Enterprises, Inc.	16,382	177,417
AAR Corp.*	10,278	172,054
Astec Industries, Inc.*	5,676	157,395
Tredegar Corp.	9,327	152,217
Briggs & Stratton Corp.	7,390	125,778

Total Industrials		11,476,650

Financials - 19.0%
National Financial Partners Corp.*	75,358	736,248
Susquehanna Bancshares, Inc.	86,574	721,161
Pennsylvania Real Estate Investment Trust	50,842	621,289
Kite Realty Group Trust	131,357	549,072
Whitney Holding Corp.	53,575	495,569
LaBranche & Company, Inc.*	108,100	462,668
National Penn Bancshares, Inc.	75,116	451,447
First Commonwealth Financial Corp.	83,410	437,902
Hanmi Financial Corp.*	335,709	422,993
Lexington Realty Trust	67,836	407,694
Pinnacle Financial Partners, Inc.*	29,650	381,002
United Community Banks, Inc.*	86,786	342,805
Umpqua Holdings Corp.	24,120	276,898
Stewart Information Services Corp.	29,355	264,782
Rewards Network, Inc.	18,457	252,307
Horace Mann Educators Corp.	16,172	247,432
First Midwest Bancorp, Inc.	19,692	239,455
Cedar Shopping Centers, Inc.	39,200	235,984
Sterling Bancshares, Inc.	48,505	228,459
Selective Insurance Group, Inc.	14,662	217,877
Colonial Properties Trust	14,258	207,169
United Fire & Casualty Co.	10,065	199,488
Sterling Bancorp — Class N	21,422	192,798
Wintrust Financial Corp.	5,640	188,038
Presidential Life Corp.	20,531	186,832
East West Bancorp, Inc.	11,930	181,932
First BanCorp	343,187	181,889
South Financial Group, Inc.	551,339	150,240
Safety Insurance Group, Inc.	4,027	149,080
SWS Group, Inc.	12,971	123,225

Total Financials		9,753,735

Health Care - 8.7%
Molina Healthcare, Inc.*	25,514	734,803
Medcath Corp.*	64,865	509,839
Osteotech, Inc.*	153,839	487,670
AMN Healthcare Services, Inc.*	64,841	485,011
Res-Care, Inc.*	41,865	404,416
Centene Corp.*	18,635	400,653
PharMerica Corp.*	23,115	338,866
AMERIGROUP Corp.*	9,505	308,722
Kendle International, Inc.*	19,569	225,435

Schedule of Investments	Domestic Equity Funds
June 30, 2010	S&P Small Cap 600 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9% (continued)
Health Care - 8.7% (continued)
Healthspring, Inc.*	12,730	$197,442
Symmetry Medical, Inc.*	16,539	174,321
Gentiva Health Services, Inc.*	6,040	163,140

Total Health Care		4,430,318

Information Technology - 6.8%
Ciber, Inc.*	267,595	741,238
Gerber Scientific, Inc.*	106,341	568,924
SYNNEX Corp.*	16,418	420,629
Heartland Payment Systems, Inc.	23,665	351,188
EMS Technologies, Inc.*	21,358	320,797
Black Box Corp.	10,703	298,507
Scansource, Inc.*	9,891	246,583
CTS Corp.	22,870	211,319
Insight Enterprises, Inc.*	15,530	204,375
Digi International, Inc.*	15,858	131,146

Total Information Technology		3,494,706

Energy - 5.9%
Petroleum Development Corp.*	30,670	785,765
Basic Energy Services, Inc.*	97,639	751,820
World Fuel Services Corp.	13,560	351,746
Penn Virginia Corp.	15,518	312,067
Seahawk Drilling, Inc.*	30,762	299,007
Matrix Service Co.*	31,383	292,176
Pioneer Drilling Co.*	22,698	128,698
Bristow Group, Inc.*	3,850	113,190

Total Energy		3,034,469

Consumer Staples - 4.5%
Nash Finch Co.	14,216	485,619
Spartan Stores, Inc.	34,652	475,425
Alliance One International, Inc.*	105,647	376,103
Central Garden and Pet Co. — Class A*	31,722	284,546
Mannatech, Inc.	121,535	241,855
United Natural Foods, Inc.*	6,963	208,054
Casey’s General Stores, Inc.	4,244	148,116
Great Atlantic & Pacific Tea Co.*	20,743	80,898

Total Consumer Staples		2,300,616

Materials - 4.0%
AM Castle & Co.*	36,184	502,596
Olympic Steel, Inc.	15,508	356,219
A. Schulman, Inc.	14,458	274,124
Quaker Chemical Corp.	8,645	234,193
Materials - 4.0% (continued)
Century Aluminum Co.*	25,030	221,015

		Market
	Shares	Value
COMMON STOCKS(a) - 98.9% (continued)
Materials - 4.0% (continued)
OM Group, Inc.*	8,819	$210,421
Penford Corp.*	19,965	129,373
Myers Industries, Inc.	15,432	124,845

Total Materials		2,052,786

Utilities - 1.6%
Laclede Group, Inc.	6,941	229,955
Central Vermont Public Service Corp.	8,300	163,842
Southwest Gas Corp.	5,520	162,840
CH Energy Group, Inc.	3,843	150,799
New Jersey Resources Corp.	3,563	125,418

Total Utilities		832,854

TOTAL COMMON STOCKS
(Cost $45,359,200)		50,723,119

RIGHTS(b) - 0.1%
Financials - 0.1%
Hanmi Financial Co.
Expires 07/12/10	889,288	53,358

Total Financials		53,358
TOTAL RIGHTS
(Cost $395,612)		53,358

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 0.5%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	84,097	84,097
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	71,034	71,034
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	51,313	51,313
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	38,375	38,375
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	16,330	16,330

TOTAL REPURCHASE AGREEMENTS
(Cost $261,149)		261,149

Total Investments - 99.5% (Cost $46,015,961)		$51,037,626
Cash & Other Assets, Less Liabilities - 0.5%		261,460

Total Net Assets - 100.0%		$51,299,086

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Specialty Funds
June 30, 2010	Strengthening Dollar 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 92.7%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$13,537,682	$13,537,682
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	11,434,741	11,434,741
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	10,508,586	10,508,586
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	6,177,389	6,177,389
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	2,628,676	2,628,676

TOTAL REPURCHASE AGREEMENTS
(Cost $44,287,074)		44,287,074

Total Investments - 92.7% (Cost $44,287,074)		$44,287,074
Cash & Other Assets, Less Liabilities - 7.3%		3,512,399

Total Net Assets - 100.0%		$47,799,473

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED(a)
September 2010 U.S.Dollar Index Futures Contracts (Aggregate Market Value of Contracts $80,924,005)	937	$(1,830,934)

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENT(b)
Goldman Sachs International August 2010 U.S. Dollar Index Swap, Terminating 08/25/10††† (Notional Market Value $14,746,146)	170,853	$52,014

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as currency index swap collateral at June 30, 2010.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Sector Funds
June 30, 2010	Technology Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Information Technology - 99.1%
Apple, Inc.*	5,794	$1,457,365
Microsoft Corp.	58,086	1,336,560
International Business Machines Corp.	9,952	1,228,873
Google, Inc. — Class A*	2,620	1,165,769
Cisco Systems, Inc.*	50,208	1,069,933
Oracle Corp.	47,153	1,011,904
Intel Corp.	51,251	996,833
Hewlett-Packard Co.	22,132	957,873
QUALCOMM, Inc.	21,425	703,597
Visa, Inc. — Class A	9,773	691,439
EMC Corp.*	32,753	599,380
Infosys Technologies Ltd. ADR	9,642	577,651
Texas Instruments, Inc.	22,017	512,556
Baidu, Inc. ADR*	7,130	485,410
eBay, Inc.*	24,542	481,269
Mastercard, Inc. — Class A	2,400	478,872
Corning, Inc.	29,400	474,810
VMware, Inc. — Class A*	7,521	470,739
Research In Motion Ltd.*	9,501	468,019
Dell, Inc.*	37,167	448,234
Automatic Data Processing, Inc.	10,980	442,055
Yahoo!, Inc.*	29,945	414,139
Broadcom Corp. — Class A	11,960	394,321
Applied Materials, Inc.	31,917	383,643
Cognizant Technology Solutions Corp. — Class A*	7,575	379,205
Motorola, Inc.*	57,016	371,744
Nokia Oyj ADR	45,492	370,760
Activision Blizzard, Inc.	33,058	346,778
NetApp, Inc.*	9,070	338,402
Adobe Systems, Inc.*	12,581	332,515
Juniper Networks, Inc.*	14,510	331,118
Taiwan Semiconductor Manufacturing Company Ltd. ADR	33,304	325,047
Symantec Corp.*	23,271	323,001
Tyco Electronics Ltd.	12,690	322,073
Intuit, Inc.*	9,176	319,050
Fidelity National Information Services, Inc.	11,710	314,062
Salesforce.com, Inc.*	3,629	311,441
Xerox Corp.	38,468	309,283
Netease.com ADR*	9,720	308,221
SAP AG ADR	6,928	306,910
Western Union Co.	20,467	305,163
Agilent Technologies, Inc.*	10,468	297,605
CA, Inc.	16,155	297,252
Paychex, Inc.	11,369	295,253
Telefonaktiebolaget LM Ericsson SP ADR	26,773	295,038
Marvell Technology Group Ltd.*	18,612	293,325
SanDisk Corp.*	6,851	288,222
Analog Devices, Inc.	9,936	276,817
ASML Holding N.V. — Class G	9,979	274,123
AU Optronics Corp. ADR	30,551	271,293
Micron Technology, Inc.*	31,909	270,907
LG Display Company Ltd. ADR	16,790	270,319

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Information Technology - 99.1% (continued)
Altera Corp.	10,891	$270,206
Citrix Systems, Inc.*	6,392	269,934
Alcatel-Lucent ADR	103,840	263,754
Perfect World Company Ltd. ADR*	11,980	263,680
Dolby Laboratories, Inc. — Class A*	4,119	258,220
Xilinx, Inc.	10,221	258,182
Fiserv, Inc.*	5,651	258,025
Amphenol Corp. — Class A	6,449	253,317
Akamai Technologies, Inc.*	6,173	250,439
Computer Sciences Corp	5,527	250,097
Western Digital Corp.*	8,140	245,502
SAIC, Inc.*	14,558	243,701
Linear Technology Corp.	8,753	243,421
BMC Software, Inc.*	7,014	242,895
Check Point Software Technologies Ltd.*	8,173	240,940
Cree, Inc.*	4,003	240,300
Sybase, Inc.*	3,694	238,854
Seagate Technology*	17,836	232,581
Amdocs Ltd.*	8,641	232,011
F5 Networks, Inc.*	3,375	231,424
Red Hat, Inc.*	7,743	224,082
Microchip Technology, Inc.	7,987	221,559
Autodesk, Inc.*	9,046	220,361
NVIDIA Corp.*	21,420	218,698
Harris Corp.	5,238	218,163
McAfee, Inc.*	7,011	215,378
Maxim Integrated Products, Inc.	12,860	215,148
Teradata Corp.*	7,052	214,945
FLIR Systems, Inc.*	7,380	214,684
Avago Technologies Ltd.*	10,090	212,495
VeriSign, Inc.*	7,945	210,940
KLA-Tencor Corp.	7,546	210,382
Lam Research Corp.*	5,508	209,634
Electronic Arts, Inc.*	14,287	205,733
Advanced Micro Devices, Inc.*	27,711	202,845
Flextronics International Ltd.*	35,354	197,982
Rovi Corp.*	5,220	197,890
Nuance Communications, Inc.*	12,966	193,842
Equinix, Inc.*	2,268	184,207
Avnet, Inc.*	7,422	178,944
National Semiconductor Corp.	12,809	172,409
Synopsys, Inc.*	8,190	170,925
Alliance Data Systems Corp.*	2,850	169,632
Lender Processing Services, Inc.	5,265	164,847
LSI Corp.*	35,415	162,909
Molex, Inc.	8,910	162,518
Global Payments, Inc.	4,429	161,836
ON Semiconductor Corp.*	24,590	156,884
Arrow Electronics, Inc.*	6,900	154,215

Total Information Technology		36,627,741

TOTAL COMMON STOCKS
(Cost $27,926,127)		36,627,741

Schedule of Investments	Sector Funds
June 30, 2010	Technology Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b),† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$266,952	$266,952

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b),† - 0.7% (continued)
(Cost $266,952)		$266,952

Total Investments - 99.8%
(Cost $28,193,079)		$36,894,693
Cash & Other Assets, Less Liabilities - 0.2%		86,318

Total Net Assets - 100.0%		$36,981,011

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
June 30, 2010	Telecommunications Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 101.5%
Telecommunication Services - 56.8%
AT&T, Inc.	15,967	$386,241
Vodafone Group plc - SP ADR	16,563	342,357
Verizon Communications, Inc.	10,380	290,847
American Tower Corp. — Class A*	3,138	139,641
Crown Castle International Corp.*	2,873	107,048
America Movil SAB de CV ADR	2,191	104,073
CenturyLink, Inc.	3,076	102,462
Qwest Communications International, Inc.	18,822	98,816
Millicom International Cellular S.A.	1,189	96,392
China Mobile Ltd. ADR	1,702	84,096
Vimpel-Communications ADR	4,350	82,128
BCE, Inc.	2,623	76,775
NII Holdings, Inc.*	2,209	71,837
Windstream Corp.	6,603	69,728
SBA Communications Corp. — Class A*	1,926	65,503
China Unicom Hong Kong Ltd. ADR	4,622	61,473
Mobile Telesystems OJSC ADR	3,021	57,882
Telmex Internacional SAB de CV ADR	3,089	54,830
Telefonica S.A. ADR	982	54,530
SK Telecom Company Ltd. ADR	3,694	54,413
MetroPCS Communications, Inc.*	6,511	53,325
Tele Norte Leste Participacoes S.A. ADR	3,548	53,078
tw telecom, Inc.*	3,051	50,890
Vivo Participacoes S.A. ADR	1,898	49,196
Frontier Communications Corp.	6,596	46,898
Rogers Communications, Inc. — Class B	1,407	46,093
Clearwire Corp. — Class A*	5,861	42,668
Syniverse Holdings, Inc.*	1,967	40,225
AboveNet, Inc.*	764	36,046
Leap Wireless International, Inc.*	2,349	30,490

Total Telecommunication Services		2,849,981

Information Technology - 44.7%
Cisco Systems, Inc.*	16,558	352,852
QUALCOMM, Inc.	7,060	231,851
Research In Motion Ltd.*	3,132	154,283
Motorola, Inc.*	18,804	122,602
Nokia Oyj ADR	14,142	115,257
Juniper Networks, Inc.*	4,785	109,194
F5 Networks, Inc.*	1,109	76,044
Harris Corp.	1,717	71,513
Telefonaktiebolaget LM Ericsson SP ADR	5,569	61,370

		Market
	Shares	Value
COMMON STOCKS(a) - 101.5% (continued)
Information Technology - 44.7% (continued)
Polycom, Inc.*	1,774	$52,847
Alcatel-Lucent ADR	19,807	50,310
Tellabs, Inc.	7,842	50,110
Brocade Communications Systems, Inc.*	9,507	49,056
CommScope, Inc.*	1,981	47,088
Riverbed Technology, Inc.*	1,640	45,297
JDS Uniphase Corp.*	4,594	45,205
ADTRAN, Inc.	1,562	42,596
Acme Packet, Inc.*	1,481	39,809
Aruba Networks, Inc.*	2,588	36,853
Plantronics, Inc.	1,288	36,837
Viasat, Inc.*	1,125	36,630
Arris Group, Inc.*	3,567	36,348
Ciena Corp.*	2,672	33,881
Finisar Corp.*	2,268	33,793
InterDigital, Inc.*	1,360	33,578
Palm, Inc.*	5,737	32,644
Tekelec*	2,322	30,743
Comtech Telecommunications Corp.*	1,012	30,289
DG Fastchannel, Inc.*	895	29,159
Blue Coat Systems, Inc.*	1,422	29,051
Emulex Corp.*	2,992	27,467
ADC Telecommunications, Inc.*	3,640	26,972
Infinera Corp.*	4,004	25,746
Netgear, Inc.*	1,368	24,405
Oclaro, Inc.*	2,010	22,291

Total Information Technology		2,243,971

TOTAL COMMON STOCKS
(Cost $3,923,994)		5,093,952

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b),† - 0.0%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	556	556

TOTAL REPURCHASE AGREEMENT
(Cost $556)		556

Total Investments - 101.5%
(Cost $3,924,550)		$5,094,508
Liabilities, Less Cash & Other Assets - (1.5)%		(75,091)

Total Net Assets - 100.0%		$5,019,417

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company.

Schedule of Investments	Sector Funds
June 30, 2010	Transportation Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1%
Industrials - 99.1%
United Parcel Service, Inc. — Class B	37,178	$2,115,056
Union Pacific Corp.	23,790	1,653,642
FedEx Corp.	18,618	1,305,308
Norfolk Southern Corp.	23,919	1,268,903
CSX Corp.	24,464	1,214,148
CH Robinson Worldwide, Inc.	15,544	865,179
Delta Air Lines, Inc.*	69,010	810,868
Southwest Airlines Co.	71,327	792,443
Expeditors International of Washington, Inc.	21,874	754,872
Canadian National Railway Co.	12,731	730,505
J.B. Hunt Transport Services, Inc.	17,729	579,207
Hertz Global Holdings, Inc.*	58,765	555,917
Kansas City Southern*	14,544	528,674
UAL Corp.*	24,664	507,092
Continental Airlines, Inc. — Class B*	22,126	486,772
Canadian Pacific Railway Ltd.	7,830	419,845
Ryder System, Inc.	10,115	406,926
Landstar System, Inc.	10,240	399,258
AMR Corp.*	57,082	387,016
Knight Transportation, Inc.	18,363	371,667
Con-way, Inc.	12,062	362,101
Werner Enterprises, Inc.	16,326	357,376
JetBlue Airways Corp.*	63,367	347,885
Alaska Air Group, Inc.*	7,582	340,811
Dollar Thrifty Automotive Group, Inc.*	7,453	317,572
US Airways Group, Inc.*	35,752	307,825
Atlas Air Worldwide Holdings, Inc.*	6,474	307,515
Copa Holdings S.A. — Class A	6,633	293,311

		Market
	Shares	Value
COMMON STOCKS(a) - 99.1% (continued)
Industrials - 99.1% (continued)
Avis Budget Group, Inc.*	27,690	$271,916
Allegiant Travel Co. — Class A	6,192	264,336
Kirby Corp.*	6,734	257,575
Old Dominion Freight Line, Inc.*	7,272	255,538
Heartland Express, Inc.	16,319	236,952
AirTran Holdings, Inc.*	46,544	225,738
Arkansas Best Corp.	10,166	210,945
Genco Shipping & Trading Ltd.*	13,038	195,440
Genesee & Wyoming, Inc. — Class A*	4,783	178,454
Excel Maritime Carriers Ltd. — Class A*	30,700	157,184
Skywest, Inc.	12,560	153,483
HUB Group, Inc. — Class A*	4,974	149,270
UTI Worldwide, Inc.	11,882	147,099
Alexander & Baldwin, Inc.	4,738	141,098
Aegean Marine Petroleum Network, Inc.	6,764	135,145
Diana Shipping, Inc.*	11,966	134,737

Total Industrials		21,902,604

TOTAL COMMON STOCKS
(Cost $19,223,693)		21,902,604

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.5%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	120,416	120,416

TOTAL REPURCHASE AGREEMENT
(Cost $120,416)		120,416

Total Investments - 99.6%
(Cost $19,344,109)		$22,023,020
Cash & Other Assets, Less Liabilities - 0.4%		84,351

Total Net Assets - 100.0%		$22,107,371

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Money Market Funds
June 30, 2010	U.S.Government Money Market Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 35.5%
Fannie Mae*
0.30% due 11/15/10	$50,000,000	$49,942,783
0.36% due 01/18/11	50,000,000	49,899,500
0.50% due 07/12/10	45,000,000	44,993,049
0.20% due 08/23/10	25,000,000	24,992,639
0.42% due 08/09/10	25,000,000	24,988,625
0.27% due 10/01/10	25,000,000	24,982,750
0.28% due 11/18/10	25,000,000	24,972,778
0.25% due 09/21/10	20,000,000	19,988,611
0.25% due 09/20/10	15,000,000	14,991,562
Freddie Mac*
0.20% due 09/15/10	25,000,000	24,989,444
0.28% due 10/25/10	25,000,000	24,977,847
0.24% due 12/28/10	25,000,000	24,970,000
0.29% due 11/29/10	25,000,000	24,969,590
0.26% due 12/27/10	25,000,000	24,967,681
0.26% due 11/02/10	15,000,000	14,986,567
Federal Home Loan Bank**
0.18% due 07/28/10	15,000,000	14,997,975
0.49% due 08/06/10	15,000,000	14,992,650
Farmer Mac**
0.38% due 02/10/11	25,000,000	24,940,889
0.27% due 11/22/10	11,000,000	10,988,120

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $485,533,060)		485,533,060

FEDERAL AGENCY NOTES(b) - 4.8%
Federal Home Loan Bank**
0.48% due 10/25/10	25,410,000	25,414,364
0.85% due 12/03/10	15,000,000	15,030,857
Farmer Mac**
0.65% due 07/15/10	25,000,000	25,000,000

TOTAL FEDERAL AGENCY NOTES
(Cost $65,445,221)		65,445,221

WORLD BANK DISCOUNT NOTES(b) - 3.6%
World Bank
0.22% due 09/08/10	25,000,000	24,989,459

	Face	Market
	Amount	Value
WORLD BANK DISCOUNT NOTE(b) - 3.6% (continued)
World Bank
0.27% due 09/13/10	$25,000,000	$24,986,125

TOTAL WORLD BANK DISCOUNT NOTES
(Cost $49,975,584)		49,975,584

REPURCHASE AGREEMENTS(b) † - 52.4%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	253,452,409	253,452,409
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	186,323,565	186,323,565
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	134,595,905	134,595,905
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	100,657,558	100,657,558
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	42,833,004	42,833,004

TOTAL REPURCHASE AGREEMENTS
(Cost $717,862,441)		717,862,441

COMMERCIAL PAPER(b) - 4.4%
American Honda Finance
0.25%, 07/07/2010	5,000,000	4,999,792
Procter & Gamble Co.
0.22%, 07/08/2010[1]	5,000,000	4,999,786
UBS Finance LLC
0.33%, 07/08/2010	5,000,000	4,999,679
General Electric Capital Corp.
0.25%, 07/16/2010	5,000,000	4,999,479
ING U.S. Funding LLC
0.33%, 07/13/2010	5,000,000	4,999,450
Nestle Capital Corp.
0.25%, 07/20/2010[1]	5,000,000	4,999,340
Society Generale
0.40%, 07/14/2010	5,000,000	4,999,278
Southern Co. Founding Corp.
0.25%, 07/27/2010	5,000,000	4,999,097
Danske Corp.
0.30%, 07/23/2010	5,000,000	4,999,083
The Coca-Cola Co.
0.26%, 08/02/2010	5,000,000	4,998,845
General Reinsurance Corp.
0.26%, 08/02/2010	5,000,000	4,998,845
Barclays (US) Funding LLC
0.50%, 08/23/2010	5,000,000	4,996,319

TOTAL COMMERCIAL PAPER
(Cost $59,988,993)		59,988,993

Total Investments - 100.7% (Cost $1,378,805,299)		$1,378,805,299
Liabilities, Less Cash & Other Assets - (0.7)%		(9,177,660)

Total Net Assets - 100.0%		$1,369,627,639

Schedule of Investments	Money Market Funds
June 30, 2010	U.S.Government Money Market Fund

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded Co. that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements - See Note 2.

1	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $9,999,126 (cost $9,999,126), or 0.7% of total net assets.

(b)	Value determined based on Level 2 inputs - See Note 3.

Schedule of Investments	Opportunistic Funds
June 30, 2010	U.S. Long-Short Momentum Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 94.8%
Consumer Discretionary - 27.3%
Amazon.com, Inc.*[1]	36,540	$3,992,360
Mattel, Inc.[1]	150,585	3,186,379
Hasbro, Inc.[1]	73,557	3,023,193
NIKE, Inc. — Class B1	39,000	2,634,450
Coach, Inc.[1]	47,600	1,739,780
Polaris Industries, Inc.[1]	31,574	1,724,572
Netflix, Inc.*[1]	14,759	1,603,565
Priceline.com, Inc.*[1]	9,039	1,595,745
VF Corp.[1]	19,800	1,409,364
Liberty Media Corp.- Interactive*[1]	125,973	1,322,716
Expedia, Inc.[1]	69,998	1,314,562
Brunswick Corp.[1]	103,487	1,286,343
Pool Corp.[1]	57,179	1,253,364
Eastman Kodak Co.*[1]	256,461	1,113,041
Polo Ralph Lauren Corp. — Class A1	13,800	1,006,848
Jakks Pacific, Inc.*[1]	55,883	803,597
Fossil, Inc.*[1]	22,400	777,280
Phillips-Van Heusen Corp.[1]	16,200	749,574
Hanesbrands, Inc.*[1]	31,100	748,266
Deckers Outdoor Corp.*[1]	5,100	728,637
RC2 Corp.*[1]	44,599	718,490
Lululemon Athletica, Inc.*[1]	19,000	707,180
HSN, Inc.*[1]	28,087	674,088
Sturm Ruger & Co., Inc.[1]	46,726	669,584
Callaway Golf Co.[1]	106,077	640,705
Columbia Sportswear Co.[1]	13,455	627,945
Carter’s, Inc.*[1]	23,500	616,875
NutriSystem, Inc.[1]	26,497	607,841
Warnaco Group, Inc.*[1]	16,700	603,538
Skechers U.S.A., Inc. — Class A*[1]	16,300	595,276
Jones Apparel Group, Inc.[1]	36,200	573,770
Smith & Wesson Holding Corp.*[1]	139,700	571,373
Wolverine World Wide, Inc.[1]	21,957	553,756
Shutterfly, Inc.*[1]	22,384	536,321
Blue Nile, Inc.*[1]	10,796	508,276
Overstock.com, Inc.*[1]	22,664	409,538
PetMed Express, Inc.[1]	20,946	372,839
Vitacost.com, Inc.*[1]	36,423	327,443
Exide Technologies*	62,500	325,000

Total Consumer Discretionary		42,653,474

Financials - 26.3%
American Express Co.	102,457	4,067,543
Brookfield Asset Management, Inc. — Class A1	153,600	3,474,432
Brookfield Properties Corp.[1]	185,413	2,603,199
Capital One Financial Corp.	64,403	2,595,441
CB Richard Ellis Group, Inc. — Class A*[1]	143,886	1,958,288
Jones Lang LaSalle, Inc.[1]	25,100	1,647,564
Discover Financial Services	116,077	1,622,756
Simon Property Group, Inc.	18,140	1,464,805
St. Joe Co.*[1]	57,600	1,334,016
SLM Corp.*	125,555	1,304,516
Public Storage	13,540	1,190,301
Forest City Enterprises, Inc. — Class A*[1]	102,800	1,163,696

		Market
	Shares	Value
COMMON STOCKS(a) - 94.8% (continued)
Financials - 26.3% (continued)
Vornado Realty Trust	15,190	$1,108,110
Equity Residential	24,920	1,037,669
Annaly Capital Management, Inc.	56,500	968,975
HCP, Inc.	29,540	952,665
Boston Properties, Inc.	13,140	937,408
AmeriCredit Corp.*	50,500	920,110
Host Hotels & Resorts, Inc.	65,120	877,818
Ventas, Inc.	17,840	837,588
AvalonBay Communities, Inc.	8,890	830,059
Forestar Group, Inc.*[1]	44,198	793,796
Plum Creek Timber Co., Inc.	20,960	723,749
Health Care REIT, Inc.	16,720	704,246
Kimco Realty Corp.	51,840	696,730
Digital Realty Trust, Inc.	11,510	663,897
Macerich Co.	17,400	649,368
Cash America International, Inc.	17,564	601,918
Ezcorp, Inc. — Class A*	31,100	576,905
Nelnet, Inc. — Class A	27,900	537,912
World Acceptance Corp.*	13,144	503,547
First Cash Financial Services, Inc.*	21,887	477,137
Cardtronics, Inc.*	36,000	466,560
Dollar Financial Corp.*	19,400	383,926
Advance America Cash Advance Centers, Inc.	60,000	247,800
China Housing & Land Development, Inc.*[1]	91,918	213,250

Total Financials		41,137,700

Industrials - 26.1%
Union Pacific Corp.	34,400	2,391,144
Canadian National Railway Co.	37,100	2,128,798
Fastenal Co.	41,800	2,097,942
WW Grainger, Inc.	20,800	2,068,560
Delta Air Lines, Inc.*[1]	175,780	2,065,415
Southwest Airlines Co.	181,890	2,020,798
Norfolk Southern Corp.	33,000	1,750,650
CSX Corp.	34,900	1,732,087
UAL Corp.*	61,360	1,261,562
Continental Airlines, Inc. — Class B*[1]	54,660	1,202,520
MSC Industrial Direct Co. — Class A	23,200	1,175,312
Watsco, Inc.	17,600	1,019,392
AMR Corp.*	145,310	985,202
WESCO International, Inc.*[1]	26,400	888,888
JetBlue Airways Corp.*	156,300	858,087
Alaska Air Group, Inc.*[1]	19,020	854,949
Textainer Group Holdings Ltd.	35,000	844,900
Copa Holdings S.A. — Class A	18,550	820,281
GATX Corp.	30,500	813,740
J.B. Hunt Transport Services, Inc.	24,900	813,483
US Airways Group, Inc.*	91,200	785,232
Applied Industrial Technologies, Inc.	30,400	769,728
Kansas City Southern*	21,100	766,985
Hertz Global Holdings, Inc.*	75,600	715,176
Beacon Roofing Supply, Inc.*	36,800	663,136

Schedule of Investments	Opportunistic Funds
June 30, 2010	U.S. Long-Short Momentum Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 94.8% (continued)
Industrials - 26.1% (continued)
Allegiant Travel Co. — Class A	15,470	$660,414
TAL International Group, Inc.	28,000	629,160
Skywest, Inc.	47,490	580,328
AirTran Holdings, Inc.*	117,830	571,475
Ryder System, Inc.	14,200	571,266
Kaman Corp.	25,200	557,424
Landstar System, Inc.	14,100	549,759
Interline Brands, Inc.*	31,400	542,906
RSC Holdings, Inc.*	87,900	542,343
Knight Transportation, Inc.	26,300	532,312
Aircastle Ltd.	67,600	530,660
Werner Enterprises, Inc.	23,900	523,171
Genesee & Wyoming, Inc. — Class A*	13,300	496,223
United Rentals, Inc.*	53,100	494,892
Old Dominion Freight Line, Inc.*	13,200	463,848
Con-way, Inc.	15,300	459,306
Heartland Express, Inc.	31,200	453,024
Avis Budget Group, Inc.*	18,000	176,760

Total Industrials		40,829,238

Information Technology - 8.6%
Apple, Inc.*	13,880	3,491,236
Hewlett-Packard Co.	53,490	2,315,047
EMC Corp.*	79,110	1,447,713
Dell, Inc.*	89,740	1,082,264
NetApp, Inc.*	22,490	839,102
SanDisk Corp.*	16,510	694,576
Western Digital Corp.*[1]	19,890	599,882
Seagate Technology*[1]	44,340	578,194
Teradata Corp.*	17,020	518,770
Lexmark International, Inc. — Class A*	10,900	360,027
NCR Corp.*	26,710	323,725
QLogic Corp.*	18,920	314,450
Diebold, Inc.	11,400	310,650
Synaptics, Inc.*	8,130	223,575
Isilon Systems, Inc.*	15,750	202,230
Netezza Corp.*	8,220	112,450

Total Information Technology		13,413,891

Utilities - 6.5%
Dominion Resources, Inc.	19,570	758,142
Public Service Enterprise Group, Inc.	20,110	630,046
PG&E Corp.	14,980	615,678
Consolidated Edison, Inc.	12,740	549,094
Sempra Energy	11,470	536,681
Xcel Energy, Inc.	23,560	485,572
DTE Energy Co.	9,640	439,680
Questar Corp.	9,040	411,230
Wisconsin Energy Corp.	7,520	381,565
Ameren Corp.	15,850	376,754
CenterPoint Energy, Inc.	27,980	368,217
SCANA Corp.	9,320	333,283
Equities Corp.	9,220	333,211
NiSource, Inc.	21,980	318,710
Oneok, Inc.	7,200	311,400
NSTAR	8,760	306,600

		Market
	Shares	Value
COMMON STOCKS(a) - 94.8% (continued)
Utilities - 6.5% (continued)
OGE Energy Corp.	8,190	$299,426
Alliant Energy Corp.	9,400	298,356
National Fuel Gas Co.	6,020	276,198
Energen Corp.	5,770	255,784
AGL Resources, Inc.	6,810	243,934
UGI Corp.	9,580	243,715
Atmos Energy Corp.	8,590	232,274
Piedmont Natural Gas Co., Inc.	7,960	201,388
Nicor, Inc.	4,900	198,450
WGL Holdings, Inc.	5,700	193,971
New Jersey Resources Corp.	5,070	178,464
Southwest Gas Corp.	5,720	168,740
South Jersey Industries, Inc.	3,840	164,966

Total Utilities		10,111,529

TOTAL COMMON STOCKS
(Cost $159,757,915)		148,145,832

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS (b) †- 5.8%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,924,927	2,924,927
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,470,570	2,470,570
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,784,683	1,784,683
Morgan Stanley issued 06/30/10 at 0.00% due 07/01/10	1,334,676	1,334,676
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	567,947	567,947

TOTAL REPURCHASE AGREEMENTS
(Cost $9,082,803)		9,082,803

Total Long Securities - 100.6% (Cost $168,840,718)		$157,228,635
Cash & Other Assets, Less Liabilities - 8.3%		12,912,761

Net Assets - 100.0%		$156,298,568

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT - (8.9)%
Information Technology - (2.1)%
Oclaro, Inc.*	7,376	$(81,800)
JDS Uniphase Corp.*	8,651	(85,126)
CommScope, Inc.*	3,649	(86,737)
Brocade Communications Systems, Inc.*	17,081	(88,138)
Tellabs, Inc.	14,225	(90,898)
Polycom, Inc.*	3,090	(92,051)
Harris Corp.	3,236	(134,779)
F5 Networks, Inc.*	1,967	(134,877)

Schedule of Investments	Opportunistic Funds
June 30, 2010	U.S. Long-Short Momentum Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (8.9)% (continued)
Information Technology - (2.1)% (continued)
Juniper Networks, Inc.*	8,740	$(199,447)
Motorola, Inc.*	34,190	(222,919)
Research In Motion Ltd.*	6,161	(303,491)
Nokia Oyj ADR	38,930	(317,279)
Telefonaktiebolaget LM Ericsson SP ADR	29,679	(327,063)
QUALCOMM, Inc.	12,992	(426,657)
Cisco Systems, Inc.*	30,129	(642,049)

		(3,233,311)

Financials - (2.1)%
Legg Mason, Inc.	3,738	(104,776)
Invesco Ltd.	7,916	(133,226)
TD Ameritrade Holding Corp.*	9,611	(147,048)
BlackRock, Inc.	1,042	(149,423)
Ameriprise Financial, Inc.	4,152	(150,012)
Northern Trust Corp.	3,530	(164,851)
T. Rowe Price Group, Inc.	3,762	(166,995)
State Street Corp.	6,006	(203,123)
Charles Schwab Corp.	14,407	(204,291)
Franklin Resources, Inc.	2,536	(218,578)
Bank of New York Mellon Corp.	10,921	(269,639)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT (a) - (8.9)% (continued)
Financials - (2.1)% (continued)
Morgan Stanley	11,975	$(277,940)
Credit Suisse Group AG ADR	8,677	(324,780)
UBS AG	25,343	(335,034)
Goldman Sachs Group, Inc.	3,100	(406,937)

		(3,256,653)

Energy - (4.7)%
Helmerich & Payne, Inc.	7,220	(263,674)
Pride International, Inc. *	12,390	(276,793)
Nabors Industries Ltd. *	16,780	(295,664)
FMC Technologies, Inc. *	6,830	(359,668)
Cameron International Corp. *	11,940	(388,289)
Noble Corp.	13,640	(421,612)
Diamond Offshore Drilling, Inc.	6,870	(427,245)
Smith International, Inc.	11,420	(429,963)
Weatherford International Ltd. *	32,790	(430,861)
National Oilwell Varco, Inc.	15,340	(507,294)
Transocean Ltd. *	11,130	(515,653)
Tenaris S.A. ADR	17,590	(608,790)
Baker Hughes, Inc.	14,880	(618,562)
Halliburton Co.	27,490	(674,879)
Schlumberger Ltd.	20,490	(1,133,917)

		(7,352,864)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $13,942,314)		$(13,842,828)

TOTAL SECURITIES SOLD SHORT - (8.9%)
(proceeds $13,942,314)		$(13,842,828)

*	Non-income producing security

1	Security is segregated as collateral for short positions.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

†	Repurchase Agreements - See Note 2.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
June 30, 2010	Utilities Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 100.6%
Utilities - 100.6%
Southern Co.	26,962	$897,294
Exelon Corp.	22,137	840,541
Dominion Resources, Inc.	20,666	800,601
Duke Energy Corp.	48,377	774,032
NextEra Energy, Inc.	15,340	747,978
Public Service Enterprise Group, Inc.	21,148	662,567
American Electric Power Company, Inc.	20,505	662,312
PG&E Corp.	16,004	657,764
Entergy Corp.	8,456	605,619
Consolidated Edison, Inc.	13,717	591,203
Progress Energy, Inc.	14,569	571,396
Sempra Energy	12,020	562,416
FirstEnergy Corp.	15,311	539,407
Edison International	16,801	532,928
PPL Corp.	20,909	521,680
Xcel Energy, Inc.	25,220	519,784
Questar Corp.	10,256	466,544
DTE Energy Co.	10,142	462,577
AES Corp.*	47,652	440,305
Constellation Energy Group, Inc.	12,812	413,187
Wisconsin Energy Corp.	8,095	410,740
Calpine Corp.*	31,194	396,788
Ameren Corp.	16,648	395,723
CenterPoint Energy, Inc.	29,838	392,668
NRG Energy, Inc.*	18,205	386,128
Equities Corp.	10,256	370,652
SCANA Corp.	10,202	364,824
Cia Energetica de Minas Gerais ADR	24,678	362,026
Northeast Utilities	13,931	354,962
Oneok, Inc.	8,142	352,142
Pinnacle West Capital Corp.	9,193	334,257
NiSource, Inc.	23,052	334,254
NSTAR	9,291	325,185
American Water Works Company Inc.	15,719	323,812
National Fuel Gas Co.	7,008	321,527
OGE Energy Corp.	8,677	317,231
Pepco Holdings, Inc.	19,993	313,490
MDU Resources Group, Inc.	17,255	311,108
Alliant Energy Corp.	9,795	310,893
Allegheny Energy, Inc.	15,026	310,738
Integrys Energy Group, Inc.	7,066	309,067
CMS Energy Corp.	20,995	307,577
Energen Corp.	6,747	299,095

		Market
	Shares	Value
COMMON STOCKS(a) - 100.6% (continued)
Utilities - 100.6% (continued)
TECO Energy, Inc.	19,734	$297,391
Enersis S.A. ADR	14,765	293,971
ITC Holdings Corp.	5,313	281,111
UGI Corp.	11,027	280,527
DPL, Inc.	11,713	279,941
AGL Resources, Inc.	7,756	277,820
N.V. Energy, Inc.	23,476	277,252
Aqua America, Inc.	15,243	269,496
Atmos Energy Corp.	9,818	265,479
Westar Energy, Inc.	11,898	257,116
Great Plains Energy, Inc.	15,106	257,104
Hawaiian Electric Industries, Inc.	10,822	246,525
Vectren Corp.	9,947	235,346
Nicor, Inc.	5,682	230,121
WGL Holdings, Inc.	6,692	227,729
Piedmont Natural Gas Company Inc.	8,918	225,625
IDACORP, Inc.	6,496	216,122
Cleco Corp.	8,095	213,789
New Jersey Resources Corp.	5,899	207,645
Southwest Gas Corp.	6,760	199,420
Mirant Corp.*	18,783	198,348
Portland General Electric Co.	10,671	195,599
Ormat Technologies, Inc.	6,911	195,512
South Jersey Industries, Inc.	4,505	193,535
Allete, Inc.	5,500	188,320
Northwest Natural Gas Co.	4,230	184,301
Black Hills Corp.	6,343	180,585
Unisource Energy Corp.	5,950	179,571
Avista Corp.	8,870	173,231
NorthWestern Corp.	6,320	165,584
PNM Resources, Inc.	14,707	164,424
El Paso Electric Co.*	7,860	152,091

Total Utilities		27,385,653

TOTAL COMMON STOCKS
(Cost $24,364,215)		27,385,653

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.4%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	103,271	103,271

TOTAL REPURCHASE AGREEMENT
(Cost $103,271)		103,271

Total Investments - 101.0%
(Cost $24,467,486)		$27,488,924
Liabilities, Less Cash & Other Assets - (1.0)%		(276,664)

Total Net Assets - 100.0%		$27,212,260

*	Non-income producing security

†	Repurchase Agreements - See Note 2.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

ADR	American Depositary Receipt

Schedule of Investments	Specialty Funds
June 30, 2010	Weakening Dollar 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 97.5%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	$9,491,256	$9,491,256
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	8,016,886	8,016,886
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10††	7,031,424	7,031,424
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	4,330,961	4,330,961
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	1,842,962	1,842,962

TOTAL REPURCHASE AGREEMENTS
(Cost $30,713,489)		30,713,489

Total Investments - 97.5%
(Cost $30,713,489)		$30,713,489
Cash & Other Assets, Less Liabilities - 2.5%		780,459

Total Net Assets - 100.0%		$31,493,948

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
September 2010 U.S.Dollar Index Futures Contracts (Aggregate Market Value of Contracts $54,669,045)	633	$1,511,267

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT(b)
Goldman Sachs International August 2010 U.S. Dollar Index Swap, Terminating 08/25/10††† (Notional Market Value $8,189,909)	94,890	$113,563

†	Repurchase Agreements - See Note 2.

††	All or portion of this security is pledged as currency index swap collateral at June 30, 2010.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs - See Note 3.

(b)	Value determined based on Level 2 inputs - See Note 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. The Fund may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.00% due 07/01/10	$547,865,441	$547,865,441	$547,865,441
HSBC Group	0.00% due 07/01/10	435,000,000	435,000,000	435,000,000
Credit Suisse Group	0.01% due 07/01/10	424,109,455	424,109,455	424,109,573
Morgan Stanley	0.01% due 07/01/10	235,000,000	235,000,000	235,000,033
Deutsche Bank	0.00% due 07/01/10	100,000,000	100,000,000	100,000,000

			$1,741,974,897	$1,741,975,047

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Notes	02/29/12 - 11/15/18	0.88% - 3.75%	$783,607,200	$814,584,411
U.S. Treasury Bills	08/19/10 - 11/26/10	0.00%	509,856,700	509,526,948
U.S. Treasury Bonds	02/15/38 - 05/15/40	4.38%	414,194,900	452,705,923

				$1,776,817,282

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of June 30, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
All-Asset Aggressive Strategy Fund	$14,727,841	$—	$291,999	$—	$15,019,840
All-Asset Conservative Strategy Fund	13,524,177	—	1,358,029	—	14,882,206
All-Asset Moderate Strategy Fund	31,015,366	—	400,653	—	31,416,019
Alternative Strategies Allocation Fund	23,225,922	—	97,672	—	23,323,594
Alternative Strategies Fund	—	2,045	—	—	2,045
Banking Fund	9,838,096	—	91,657	—	9,929,753
Basic Materials Fund	48,070,660	—	140,645	—	48,211,305
Biotechnology Fund	50,636,879	—	—	—	50,636,879
Consumer Products Fund	29,010,930	—	66,102	—	29.077,032
Electronics Fund	8,947,306	—	104,671	—	9,051,977
Energy Fund	51,014,819	—	285,309	—	51,300,128
Energy Services Fund	46,169,312	—	312,338	—	46,481,650
Equity Market Neutral Fund	15,360,194	—	2,387,002	—	17,747,196
Europe 1.25x Strategy Fund	6,042,098	—	7,666,115	—	13,708,213
Event Driven and Distressed Strategies Fund	—	—	—	—	—
Financial Services Fund	9,107,826	—	—	—	9,107,826
Global 130/30 Strategy Fund	14,437,537	—	1,523,906	—	15,961,443
Government Long Bond 1.2x Strategy Fund	136,824,269	1,455,041	6,298,982	—	144,578,292
Health Care Fund	21,558,080	—	69,810	—	21,627,890
High Yield Strategy Fund	—	194,069	19,781,598	—	19,975,667
International Long-Short Select Fund	5,946,469	—	558,820	—	6,505,289
Internet Fund	17,355,121	—	33,719	—	17,388,840
Inverse Government Long Bond Strategy Fund	—	—	998,317,157	—	998,317,157
Inverse High Yield Strategy Fund	—	—	24,144,495	1,094,062	25,238,557
Inverse Mid-Cap Strategy Fund	—	16,391	5,926,343	124,980	6,067,714
Inverse NASDAQ-100® Strategy Fund	—	605,202	38,807,357	602,167	40,014,726
Inverse Russell 2000® Strategy Fund	—	131,644	36,944,711	557,859	37,634,214
Inverse S&P 500 Strategy Fund	—	3,987,317	324,931,750	7,760,800	336,679,867
Japan 2x Strategy Fund	—	49,675	1,293,689	—	1,343,364
Leisure Fund	10,517,489	—	69,396	—	10,586,885
Long Short Equity Strategy Fund	296,100	355	—	—	296,455
Long Short Interest Rate Strategy Fund	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	17,982,535	—	7,023,643	—	25,006,178
NASDAQ-100® Fund	507,924,156	—	28,041,147	—	535,965,303
Nova Fund	40,172,866	—	15,962,346	—	56,135,212
Precious Metals Fund	257,269,342	—	1,866,220	—	259,135,562
Real Estate Fund	35,597,136	—	239,130	—	35,836,266
Retailing Fund	9,237,562	—	53,377	—	9,290,939
Russell 2000® 1.5x Strategy Fund	11,882,627	—	2,709,156	—	14,591,783
Russell 2000® Strategy Fund	15,671,464	—	12,373,391	—	28,044,855
S&P 500 Fund	135,189,069	—	40,907,597	—	176,096,666
S&P 500 Pure Growth Fund	35,912,078	—	260,908	—	36,172,986
S&P 500 Pure Value Fund	17,601,336	—	159,765	—	17,761,101
S&P MidCap 400 Pure Growth Fund	35,284,035	—	1	—	35,284,036
S&P MidCap 400 Pure Value Fund	36,964,951	—	232,966	—	37,197,917
S&P SmallCap 600 Pure Growth Fund	22,441,552	—	166,345	—	22,607,897
S&P SmallCap 600 Pure Value Fund	50,723,119	—	314,507	—	51,037,626
Strengthening Dollar 2x Strategy Fund	—	—	44,287,074	52,014	44,339,088
Technology Fund	36,627,741	—	266,952	—	36,894,693
Telecommunications Fund	5,093,952	—	556	—	5,094,508
Transportation Fund	21,902,604	—	120,416	—	22,023,020
U.S. Government Money Market Fund	—	—	1,378,805,299	—	1,378,805,299
U.S. Long Short Momentum Fund	148,145,832	—	9,082,803	—	157,228,635
Utilities Fund	27,385,653	—	103,271	—	27,488,924
Weakening Dollar 2x Strategy Fund	—	1,511,267	30,713,489	113,563	32,338,319

Liabilities
All-Asset Aggressive Strategy Fund	—	—	—	—	—
All-Asset Conservative Strategy Fund	—	—	—	—	—
All-Asset Moderate Strategy Fund	—	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—	—
Alternative Strategies Fund	—	—	—	—	—
Banking Fund	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—
Electronics Fund	—	—	—	—	—
Energy Fund	—	—	—	—	—
Energy Services Fund	—	—	—	—	—
Equity Market Neutral Fund	14,932,694	—	—	—	14,932,694
Europe 1.25x Strategy Fund	—	775,234	—	—	775,234
Event Driven and Distressed Strategies Fund	—	—	—	—	—
Financial Services Fund	—	—	—	—	—
Global 130/30 Strategy Fund	2,937,280	—	—	—	2,937,280
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Health Care Fund	—	—	—	—	—
High Yield Strategy Fund	—	—	—	53,636	53,636
International Long-Short Select Fund	2,921,697	—	—	—	2,921,697
Internet Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	453,738,284	2,833,475	—	—	456,571,759
Inverse High Yield Strategy Fund	—	192,663	—	—	192,663
Inverse Mid-Cap Strategy Fund	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—
Leisure Fund	—	—	—	—	—
Long Short Equity Strategy Fund	—	—	—	—	—
Long Short Interest Rate Strategy Fund	—	53	—	—	53
Mid-Cap 1.5x Strategy Fund	—	328,761	—	104,379	433,140
NASDAQ-100® Fund	—	277,536	—	968,828	1,246,364
Nova Fund	—	132,775	—	673,273	806,048
Precious Metals Fund	—	—	—	—	—
Real Estate Fund	—	—	—	—	—
Retailing Fund	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	—	373,976	—	130,263	504,239
Russell 2000® Strategy Fund	—	160,605	—	62,412	223,017
S&P 500 Fund	—	6,876	—	758,529	765,405
S&P 500 Pure Growth Fund	—	—	—	—	—
S&P 500 Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	1,830,934	—	—	1,830,934
Technology Fund	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—
Transportation Fund	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—
U.S. Long Short Momentum Fund	13,842,828	—	—	—	13,842,828
Utilities Fund	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective June 30, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the end of the period.
As of June 30, 2010, the following Funds had securities transfer from Level 1 to Level 2:

	Long Market Value	Short Market Value
Global 130/30 Strategy Fund	$6,101,291	$(930,746)
International Long Short Select Fund	4,217,410	(2,921,696)
Equity Market Neutral Fund	6,084,713	(5,805,420)
The fair market value of these securities were adjusted due to developments which occurred between the time of the close of the foreign markets in which they trade and the close of business on the NYSE which resulted in their Level 2 classification. There were no securities that transferred from Level 2 to Level 1.
4. Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The table included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2010.
5. Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by

Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Funds Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on August 27, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust to record, process, summarize, and report the subject matter contained in this Report.
(b)    There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

EX.-3(i)
CERTIFICATIONS
I, Richard Goldman, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: August 27, 2010

/s/ Richard Goldma
Richard Goldman
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: August 27, 2010

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	August 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	August 27, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	August 27, 2010
* Print the name and title of each signing officer under his or her signature.